ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	?	10 Year
12Y	?	12 Year
1M	?	1 Month
1Y	?	1 Year
3M	?	3 Month
5Y	?	5 Year
6M	?	6 Month
ABS	?	Asset-Backed Security
ACES	?	Alternative Credit Enhancement Securities
ADR	?	American Depositary Receipt
AEX	?	Amsterdam Exchange
AGM	?	Assured Guarantee Municipal Corporation
ARM	?	Adjustable Rate Mortgage
ASX	?	Australian Securities Exchange
BAM	?	Build America Mutual
BBR	?	Bank Bill Rate
BBSW	?	Bank Bill Swap Rate
Bobl	?	Bundesobligation ("federal government bond")
Bovespa Index	?	Bolsa de Valores de S?o Paulo Index
Bund	?	Bundesanleihe ("federal bond")
Buxl	?	German Long-term Bonds
CAC	?	Cotation Assist?e en Continu
CDI	?	Crest Depository Interest
CDO	?	Collateralized Debt Obligation
CDOR	?	Canadian Dollar Offered Rate
CDX	?	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	?	Central of Custody and Financial Settlement of Securities
CFETS	?	China Foreign Exchange Trade System
CLP-TNA	?	Chilean Pesos Floating Rate Index
CLO	?	Collateralized Loan Obligation
CME	?	Chicago Mercantile Exchange
CMT	?	Constant Maturity
CONV	?	Convertible
COP-IBR-OIS	?	Certificate of Participation - Income-based Repayment - Overnight Indexed Swap
COPS	?	Certificates of Participation
CVA	?	Dutch Certificate
DAC	?	Designated Activity Company
DAX	?	Deutscher Aktien Index
EAFE	?	Europe, Australasia, Far East
EONIA	?	Euro Overnight Index Average
ESTR	?	Euro Short-Term Rate
ETF	?	Exchange Traded Fund
EURIBOR	?	Euro Interbank Offered Rate
Fannie Mae	?	Federal National Mortgage Association
FHA	?	Federal Housing Administration
FHLMC	?	Federal Home Loan Mortgage Corporation
FRA	?	Forward Rate Agreements
FTSE	?	Financial Times Stock Exchange
GDR	?	Global Depositary Receipt
Gtd.	?	Guaranteed
HIBOR	?	Hong Kong Interbank Offered Rate
HSCEI	?	Hang Seng China Enterprises Index
HTS	?	Harmonized Tariff Schedule
HY	?	High Yield
IBEX	?	Iberia Index
ICE	?	Intercontinental Exchange
IG	?	Investment Grade
IO	?	Interest Only (Principal amount shown is notional)
iTraxx	?	A group of international credit derivative indexes that are monitored by the International Index Company (IIC). iTraxx indexes cover credit derivatives markets in Europe, Asia and Australia
JIBAR	?	Johannesburg Interbank Average Rate
JSC	?	Joint Stock Company
KLCI	?	Kuala Lumpur Composite Index
KOSPI	?	Korea Composite Stock Price Index
KWCDC	?	Korean Won Certificate of Deposit
LIBOR	?	London Interbank Offered Rate
LLC	?	Limited Liability Company
LP	?	Limited Partnership
MIB Index	?	Milano Indice di Borsa Index
MIBOR	?	Mumbai Inter-Bank Overnight Rate
MSCI	?	Morgan Stanley Capital International
MUTSCALM	?	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	?	North American
NIBOR	?	Norwegian Interbank Offered Rate
NOWA	?	Norwegian Overnight Weighted Average
NVDR	?	Non-Voting Depository Receipt
OAT	?	Obligations Assimilables du Tr?sor
OMX	?	Stockholm Stock Exchange
PCL	?	Public Company Limited
PIK	?	Payment-in-Kind Bonds
PJSC	?	Public Joint Stock Company
PLC	?	Public Limited Company
PRIBOR	?	Prague Inter-bank Offered Rate
PSF	?	Permanent School Fund
Q-SBLF	?	Qualified School Bond Loan Fund
QPSC	?	Qualified Personal Service Corporation
QSC	?	Qatar Shareholder Company
REIT	?	Real Estate Investment Trust
REMIC	?	Real Estate Mortgage Investment Conduit
SA	?	Societe Anonyme
SAE	?	Societe Anonyme Egyptienne
SAQ	?	Societe des Alcools du Quebec
SBA	?	Small Business Administration
Schatz	?	Short Bond Future
SDR	?	Special Drawing Rights
SEK	?	Swedish Krona
SGD	?	Singapore Dollar
SGX	?	Singapore Stock Exchange
SOFR	?	Secured Overnight Financing Rate
SONIA	?	Sterling Overnight Index Average Rate
SonyMA	?	State of New York Mortgage Agency
SORA	?	Singapore Overnight Rate Average
SSARON	?	Swiss Average Rate Overnight
STACR	?	Structured Agency Credit Risk
STEP	?	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	?	Stockholm Interbank Offered Rate
STRIP	?	Stripped Security
TAIEX Index	?	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	?	To be announced
Tbk	?	Terbuka
TELBOR	?	Tel Aviv Inter-Bank Offered Rate
TIIE	?	The Equilibrium Interbank Interest Rate
TSX	?	Toronto Stock Exchange
WIBOR	?	Warsaw Interbank Offered Rates
WIG	?	Warsaw Stock Exchange Index
144A	?	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds' Annual Report for the total market values and percentages of net assets for 144A securities by fund as of December 31, 2022.

ABBREVIATIONS AND FOOTNOTES
INVESTMENT FOOTNOTES:
π	?	Century bond maturing in 2115.
??	?	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
?	?	Security represents underlying investment on open options contracts.
*	?	Non-income producing security.
#	?	Security in default.
?	?	Security purchased with the cash proceeds from securities loaned.
^	?	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
?	?	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2023.
γ	?	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	?	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	?	Rate shown reflects the effective yield as of March 31, 2023.
∞	?	Affiliated fund.
Δ	?	Security either partially or fully on loan.
???	?	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Fund's Annual Report dated December 31, 2022).
?	?	7-day current yield as of March 31, 2023 is disclosed.
ρ	?	Perpetual bond. Maturity date represents the next call date.
~	?	Century bond maturing in 2121.
◊	?	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer?s net income.
≈	?	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
?	?	Zero coupon bond.

FOREIGN BOND FOOTNOTES:
(A)	?	Par is denominated in Australian Dollars (AUD).
(B)	?	Par is denominated in Brazilian Reals (BRL).
(C)	?	Par is denominated in Canadian Dollars (CAD).
(D)	?	Par is denominated in Danish Krone (DKK).
(E)	?	Par is denominated in Euro (EUR).
(I)	?	Par is denominated in Indonesian Rupiahs (IDR).
(J)	?	Par is denominated in Japanese Yen (JPY).
(M)	?	Par is denominated in Mexican Pesos (MXN).
(P)	?	Par is denominated in Polish Zloty (PLN).
(Q)	?	Par is denominated in Russian Rubles (RUB).
(S)	?	Par is denominated in South African Rand (ZAR).
(U)	?	Par is denominated in British Pounds (GBP).
(Y)	?	Par is denominated in Chinese Yuan (CNY).
(Z)	?	Par is denominated in New Zealand Dollars (NZD).
(ZB)	?	Par is denominated in Peruvian Sol (PEN).
(ZC)	?	Par is denominated in Israeli Shekels (ILS).
(ZE)	?	Par is denominated in Czech Koruna (CZK).
(ZF)	?	Par is denominated in Thai Baht (THB).

COUNTERPARTY ABBREVIATIONS:
BAR	?	Counterparty to contract is Barclays Capital.
BNP	?	Counterparty to contract is BNP Paribas.
BOA	?	Counterparty to contract is Bank of America.
CIBC	?	Counterparty to contract is Canadian Imperial Bank of Commerce.
COUNTERPARTY ABBREVIATIONS:
CITI	?	Counterparty to contract is Citibank NA London.
DEUT	?	Counterparty to contract is Deutsche Bank AG.
GSC	?	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	?	Counterparty to contract is HSBC Securities.
JPM	?	Counterparty to contract is JPMorgan Chase Bank.
MSCS	?	Counterparty to contract is Morgan Stanley Capital Services.
RBC	?	Counterparty to contract is Royal Bank of Canada.
SC	?	Counterparty to contract is Standard Chartered PLC.
SS	?	Counterparty to contract is State Street Global Markets.
TD	?	Counterparty to contract is Toronto-Dominion Bank.
UBS	?	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 91.3%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	9,706,121	$123,850,101
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,648,935	149,455,840
GuideStone Global Bond Fund (Institutional Class)∞	4,173,671	35,434,470
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	6,383,017	69,574,889
GuideStone Equity Index Fund (Institutional Class)∞	2,800,898	120,606,679
GuideStone International Equity Index Fund (Institutional Class)∞	4,802,136	51,334,833
GuideStone Small Cap Equity Fund (Institutional Class)∞	898,291	14,166,040
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,491,047	21,373,178
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	635,374	5,343,492
GuideStone Strategic Alternatives Fund (Institutional Class)∞	644,007	6,369,233
Total Mutual Funds (Cost $626,443,506)		597,508,755
MONEY MARKET FUNDS ? 1.5%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	9,966,643	9,966,643
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	163	163
Total Money Market Funds (Cost $9,966,806)		9,966,806

	Par	Value
U.S. TREASURY OBLIGATIONS ? 7.2%
U.S. Treasury Bill
4.35%, 04/27/23	$175,000	$174,464
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/24	6,857,908	6,727,329
0.13%, 07/15/26	11,781,970	11,356,250
0.38%, 07/15/27	1,186,320	1,146,817
3.88%, 04/15/29	11,155,619	12,862,421
3.38%, 04/15/32	4,786,706	5,667,513
0.63%, 02/15/43	3,493,829	2,954,546
1.00%, 02/15/48	1,722,744	1,537,147
0.13%, 02/15/51	2,010,925	1,395,660
1.50%, 02/15/53	377,419	383,093
U.S. Treasury Inflationary Indexed Notes
0.63%, 07/15/32	2,805,851	2,683,285
Total U.S. Treasury Obligations (Cost $51,816,467)		46,888,525
TOTAL INVESTMENTS ? 100.0% (Cost $688,226,779)		654,364,086
Other Assets in Excess of Liabilities ? 0.0%		230,933
NET ASSETS ? 100.0%		$654,595,019

For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 94.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	19,804,266	$252,702,435
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	25,330,610	324,991,722
GuideStone Global Bond Fund (Institutional Class)∞	10,222,465	86,788,729
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	18,972,837	206,803,922
GuideStone Equity Index Fund (Institutional Class)∞	9,340,056	402,182,805
GuideStone International Equity Index Fund (Institutional Class)∞	16,032,585	171,388,337
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,022,768	47,669,053
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,314,532	71,338,688
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,102,812	17,684,650
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,806,672	17,867,981
Total Mutual Funds (Cost $1,638,800,555)		1,599,418,322
MONEY MARKET FUNDS ? 1.7%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	29,602,958	29,602,958
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	31,652	31,652
Total Money Market Funds (Cost $29,634,610)		29,634,610

	Par	Value
U.S. TREASURY OBLIGATIONS ? 3.3%
U.S. Treasury Bill
4.35%, 04/27/23	$215,000	$214,342
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/24	8,145,577	7,990,480
0.13%, 07/15/26	13,991,089	13,485,547
0.38%, 07/15/27	1,412,577	1,365,540
3.88%, 04/15/29	13,230,237	15,254,453
3.38%, 04/15/32	5,680,000	6,725,182
0.63%, 02/15/43	4,176,980	3,532,251
1.00%, 02/15/48	2,026,044	1,807,772
0.13%, 02/15/51	2,418,855	1,678,779
1.50%, 02/15/53	442,838	449,496
U.S. Treasury Inflationary Indexed Notes
0.63%, 07/15/32	3,351,576	3,205,172
Total U.S. Treasury Obligations (Cost $61,270,389)		55,709,014
TOTAL INVESTMENTS ? 99.9% (Cost $1,729,705,554)		1,684,761,946
Other Assets in Excess of Liabilities ? 0.1%		878,076
NET ASSETS ? 100.0%		$1,685,640,022

For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 97.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	23,038,938	$295,589,577
GuideStone Global Bond Fund (Institutional Class)∞	8,517,013	72,309,437
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	11,830,406	128,951,431
GuideStone Equity Index Fund (Institutional Class)∞	12,238,890	527,006,615
GuideStone International Equity Index Fund (Institutional Class)∞	21,100,992	225,569,605
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,000,926	63,094,600
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,082,898	95,091,266
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,363,973	19,881,010
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	875,728	$8,660,947
Total Mutual Funds (Cost $1,443,178,777)		1,436,154,488
MONEY MARKET FUNDS ? 2.3%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $33,844,788)	33,844,788	33,844,788
TOTAL INVESTMENTS ? 100.0% (Cost $1,477,023,565)		1,469,999,276
Other Assets in Excess of Liabilities ? 0.0%		38,650
NET ASSETS ? 100.0%		$1,470,037,926

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	4	$419,300	$17,334
MSCI Emerging Markets	06/2023	3	149,325	4,948
S&P 500? E-Mini	06/2023	6	1,241,325	54,654
10-Year U.S. Treasury Note	06/2023	5	574,609	20,460
Total Futures Contracts outstanding at March 31, 2023			$2,384,559	$97,396
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 97.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	7,657,051	$98,239,964
GuideStone Global Bond Fund (Institutional Class)∞	2,860,328	24,284,180
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	5,210,097	56,790,062
GuideStone Equity Index Fund (Institutional Class)∞	12,257,035	527,787,934
GuideStone International Equity Index Fund (Institutional Class)∞	20,931,261	223,755,181
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,019,291	63,384,214
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,014,459	94,504,059
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,268,826	$19,080,830
Total Mutual Funds (Cost $1,070,272,147)		1,107,826,424
MONEY MARKET FUNDS ? 2.3%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $26,318,483)	26,318,483	26,318,483
TOTAL INVESTMENTS ? 100.0% (Cost $1,096,590,630)		1,134,144,907
Other Assets in Excess of Liabilities ? 0.0%		265,310
NET ASSETS ? 100.0%		$1,134,410,217

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	3	$314,475	$22,645
MSCI Emerging Markets	06/2023	3	149,325	8,978
S&P 500? E-Mini	06/2023	4	827,550	51,386
10-Year U.S. Treasury Note	06/2023	1	114,922	(689)
Total Futures Contracts outstanding at March 31, 2023			$1,406,272	$82,320
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 97.6%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	1,671,984	$21,451,560
GuideStone Global Bond Fund (Institutional Class)∞	626,076	5,315,383
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	2,201,562	23,997,027
GuideStone Equity Index Fund (Institutional Class)∞	5,686,690	244,868,863
GuideStone International Equity Index Fund (Institutional Class)∞	9,619,950	102,837,266
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,848,763	29,154,996
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,090,283	43,674,633
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,087,983	$9,149,933
Total Mutual Funds (Cost $469,500,301)		480,449,661
MONEY MARKET FUNDS ? 2.4%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $11,852,777)	11,852,777	11,852,777
TOTAL INVESTMENTS ? 100.0% (Cost $481,353,078)		492,302,438
Other Assets in Excess of Liabilities ? 0.0%		184,925
NET ASSETS ? 100.0%		$492,487,363

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	4	$419,300	$18,723
MSCI Emerging Markets	06/2023	3	149,325	3,623
S&P 500? E-Mini	06/2023	5	1,034,438	43,889
Total Futures Contracts outstanding at March 31, 2023			$1,603,063	$66,235
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	15,059,515	$192,159,417
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,018,087	51,552,052
GuideStone Global Bond Fund (Institutional Class)∞	1,523,106	12,931,173
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	2,955,971	32,220,083
GuideStone Impact Bond Fund (Institutional Class)∞	1,744,168	17,371,915
GuideStone Impact Equity Fund (Institutional Class)∞	766,580	7,757,794
GuideStone Value Equity Index Fund (Institutional Class)∞	560,040	5,746,014
GuideStone Value Equity Fund (Institutional Class)∞	1,018,415	17,333,417
GuideStone Growth Equity Index Fund (Institutional Class)∞	561,679	5,892,014
GuideStone Growth Equity Fund (Institutional Class)∞	911,541	18,258,167
GuideStone Small Cap Equity Fund (Institutional Class)∞	268,770	4,238,495
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	1,831,542	$24,212,983
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,188,647	10,198,588
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	583,929	4,910,846
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,146,724	21,231,099
Total Mutual Funds (Cost $454,096,082)		426,014,057
MONEY MARKET FUNDS ? 1.2%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $5,098,291)	5,098,291	5,098,291
TOTAL INVESTMENTS ? 100.0% (Cost $459,194,373)		431,112,348
Liabilities in Excess of Other Assets ? (0.0)%		(145,379)
NET ASSETS ? 100.0%		$430,966,969

For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 97.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,907,860	$49,864,297
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	27,235,833	349,435,740
GuideStone Global Bond Fund (Institutional Class)∞	11,785,461	100,058,560
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	11,697,667	127,504,569
GuideStone Impact Bond Fund (Institutional Class)∞	1,984,771	19,768,318
GuideStone Impact Equity Fund (Institutional Class)∞	2,931,450	29,666,278
GuideStone Value Equity Index Fund (Institutional Class)∞	3,054,009	31,334,135
GuideStone Value Equity Fund (Institutional Class)∞	5,550,399	94,467,787
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,073,491	32,240,919
GuideStone Growth Equity Fund (Institutional Class)∞	4,934,941	98,846,872
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,503,050	23,703,101
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	9,925,119	$131,210,068
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,395,338	54,872,003
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,017,566	25,377,726
GuideStone Strategic Alternatives Fund (Institutional Class)∞	4,835,871	47,826,764
Total Mutual Funds (Cost $1,351,186,145)		1,216,177,137
MONEY MARKET FUNDS ? 2.2%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $26,548,934)	26,548,934	26,548,934
TOTAL INVESTMENTS ? 100.1% (Cost $1,377,735,079)		1,242,726,071
Liabilities in Excess of Other Assets ? (0.1)%		(741,929)
NET ASSETS ? 100.0%		$1,241,984,142

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	3	$314,475	$13,000
MSCI Emerging Markets	06/2023	2	99,550	3,299
S&P 500? E-Mini	06/2023	3	620,663	27,327
10-Year U.S. Treasury Note	06/2023	1	114,922	3,967
U.S. Treasury Long Bond	06/2023	1	131,156	5,983
Ultra 10-Year U.S. Treasury Note	06/2023	1	121,141	4,490
2-Year U.S. Treasury Note	06/2023	1	206,453	3,584
5-Year U.S. Treasury Note	06/2023	2	219,016	6,250
Total Futures Contracts outstanding at March 31, 2023			$1,827,376	$67,900
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 97.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,310,643	$16,723,811
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	9,086,373	116,578,164
GuideStone Global Bond Fund (Institutional Class)∞	3,932,588	33,387,670
GuideStone Defensive Market Strategies? Fund (Institutional Class)∞	4,144,973	45,180,205
GuideStone Impact Bond Fund (Institutional Class)∞	1,576,826	15,705,187
GuideStone Impact Equity Fund (Institutional Class)∞	2,312,901	23,406,560
GuideStone Value Equity Index Fund (Institutional Class)∞	4,240,755	43,510,144
GuideStone Value Equity Fund (Institutional Class)∞	7,729,327	131,553,144
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,394,062	46,093,706
GuideStone Growth Equity Fund (Institutional Class)∞	6,921,485	138,637,345
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,112,107	33,307,935
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	14,060,567	$185,880,704
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,028,776	77,466,896
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,434,826	28,886,888
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,375,658	23,495,255
Total Mutual Funds (Cost $1,060,441,643)		959,813,614
MONEY MARKET FUNDS ? 2.3%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $22,525,627)	22,525,627	22,525,627
TOTAL INVESTMENTS ? 100.0% (Cost $1,082,967,270)		982,339,241
Liabilities in Excess of Other Assets ? (0.0)%		(108,929)
NET ASSETS ? 100.0%		$982,230,312

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	5	$524,125	$20,100
MSCI Emerging Markets	06/2023	4	199,100	6,597
S&P 500? E-Mini	06/2023	5	1,034,437	45,547
10-Year U.S. Treasury Note	06/2023	1	114,922	3,967
U.S. Treasury Long Bond	06/2023	1	131,156	5,998
Ultra 10-Year U.S. Treasury Note	06/2023	1	121,141	4,483
2-Year U.S. Treasury Note	06/2023	1	206,453	3,584
5-Year U.S. Treasury Note	06/2023	2	219,016	6,255
Total Futures Contracts outstanding at March 31, 2023			$2,550,350	$96,531
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS ? 97.9%
GuideStone Impact Equity Fund (Institutional Class)∞	3,633,886	$36,774,922
GuideStone Value Equity Index Fund (Institutional Class)∞	5,709,543	58,579,913
GuideStone Value Equity Fund (Institutional Class)∞	10,219,313	173,932,707
GuideStone Growth Equity Index Fund (Institutional Class)∞	5,775,288	60,582,774
GuideStone Growth Equity Fund (Institutional Class)∞	9,097,199	182,216,885
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,818,249	44,443,790
GuideStone International Equity Fund (Institutional Class)∞	18,500,506	244,576,695
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,023,862	103,164,734
Total Mutual Funds (Cost $995,062,240)		904,272,420
	Shares	Value
MONEY MARKET FUNDS ? 2.1%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞ (Cost $19,402,419)	19,402,419	$19,402,419
TOTAL INVESTMENTS ? 100.0% (Cost $1,014,464,659)		923,674,839
Liabilities in Excess of Other Assets ? (0.0)%		(316,179)
NET ASSETS ? 100.0%		$923,358,660

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	2	$209,650	$8,667
MSCI Emerging Markets	06/2023	2	99,550	3,299
S&P 500? E-Mini	06/2023	2	413,775	18,218
Total Futures Contracts outstanding at March 31, 2023			$722,975	$30,184
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS ? 5.3%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,770,927
2.25%, 08/15/29	1,000,000	889,627
2.17%, 10/29/29	750,000	662,447
1.68%, 09/17/35	2,300,000	1,700,212
Federal Home Loan Bank
5.51%, 04/01/24	1,170,000	1,172,997
5.55%, 04/05/24	1,200,000	1,203,285
1.04%, 06/14/24	1,000,000	957,384
0.41%, 09/17/24	2,340,000	2,204,942
5.30%, 12/06/24	6,200,000	6,190,284
5.00%, 02/28/25	3,400,000	3,447,294
0.60%, 12/30/26	2,000,000	1,762,585
0.92%, 02/26/27	3,300,000	2,939,773
2.06%, 09/27/29	1,000,000	878,627
2.18%, 11/06/29	750,000	662,931
Federal Home Loan Mortgage Corporation
5.31%, 11/15/24	6,000,000	5,988,498
5.36%, 11/22/24	4,000,000	3,994,125
5.82%, 03/20/25	2,500,000	2,506,325
5.95%, 03/21/25	2,700,000	2,706,383
5.68%, 04/03/25	2,700,000	2,703,880
5.73%, 04/03/25	2,700,000	2,704,005
0.80%, 10/28/26	4,000,000	3,573,346
Federal National Mortgage Association
0.70%, 07/30/25	6,000,000	5,552,016
0.74%, 08/25/27	2,000,000	1,738,342
0.81%, 09/25/28	1,000,000	848,775
Total Agency Obligations (Cost $59,671,253)		58,759,010
ASSET-BACKED SECURITIES ? 17.0%
ACAS CLO, Ltd., Series 2015-1A, Class AR3
(Floating, ICE LIBOR USD 3M + 0.89%, 0.89% Floor), 5.68%, 10/18/28 144A ?	215,680	213,475
AGL CLO 20, Ltd., Series 2022-20A, Class B
(Floating, CME Term SOFR 3M + 2.95%, 2.95% Floor), 7.59%, 07/20/35 144A ?	250,000	245,867
AIMCO CLO, Series 2017-AA, Class AR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 5.86%, 04/20/34 144A ?	1,000,000	979,821
Allegro CLO VII, Ltd., Series 2018-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 5.89%, 06/13/31 144A ?	500,000	492,433
	Par	Value
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	$2,141,000	$2,092,306
American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 08/15/27	1,027,000	1,009,529
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	167,285	164,719
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3
4.38%, 04/18/28	3,250,000	3,213,903
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.05%), 5.87%, 07/24/29 144A ?	1,264,216	1,256,836
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 7.00%, 01/28/31 144A ?	450,000	436,469
Apidos CLO XII, Series 2013-12A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%), 5.87%, 04/15/31 144A ?	2,600,000	2,572,392
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.50%), 6.31%, 04/20/31 144A ?	250,000	244,507
Apidos CLO XXVI, Series 2017-26A, Class A1AR
(Floating, ICE LIBOR USD 3M + 0.90%, 0.90% Floor), 5.69%, 07/18/29 144A ?	250,000	247,595
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 5.78%, 05/15/36 144A ?	500,000	495,888
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 6.03%, 11/15/36 144A ?	580,000	568,787
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 6.68%, 05/15/37 144A ?	220,000	216,385
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 5.98%, 10/25/34 144A ?	250,000	243,793

	Par	Value
BA Credit Card Trust, Series 2022-A1, Class A1
3.53%, 11/15/27	$693,000	$677,605
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 04/15/28	1,295,000	1,311,728
Bain Capital Credit CLO, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.96%), 5.78%, 04/23/31 144A ?	330,000	325,975
BDS, Ltd., Series 2020-FL5, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.96%, 02/16/37 144A ?	248,340	248,691
BDS, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 5.83%, 06/16/36 144A ?	1,450,000	1,406,704
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 5.85%, 08/25/37?	3,787	3,796
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor, 11.00% Cap), 5.75%, 12/25/42?	582	582
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 6.24%, 07/15/29 144A ?	300,000	295,811
BHG Securitization Trust, Series 2022-B, Class A
3.75%, 06/18/35 144A	65,636	64,577
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, ICE LIBOR USD 3M + 1.08%), 5.87%, 07/15/31 144A ?	300,000	295,808
BMW Canada Auto Trust, Series 2021-1A, Class A2
0.50%, 07/20/24(C) 144A	555,638	407,020
BMW Vehicle Lease Trust, Series 2023-1, Class A3
5.16%, 11/25/25	1,100,000	1,103,798
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 5.91%, 08/19/38 144A ?	2,600,000	2,519,234
BSPRT Issuer, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.32%, 1.32% Floor), 6.00%, 12/15/38 144A ?	290,000	284,575
	Par	Value
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	$1,598,000	$1,561,519
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	2,528,000	2,556,241
CarMax Auto Owner Trust, Series 2022-2, Class A3
3.49%, 02/16/27	738,000	722,382
Carmax Auto Owner Trust, Series 2022-4, Class A2A
5.34%, 12/15/25	1,500,000	1,499,077
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	312,186	297,138
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,928,781	1,697,946
Carvana Auto Receivables Trust, Series 2022-P2, Class A3
4.13%, 04/12/27	2,350,000	2,299,986
CCG Receivables Trust, Series 2022-1, Class A2
3.91%, 07/16/29 144A	3,037,102	2,994,032
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 5.86%, 04/20/34 144A ?	550,000	536,444
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/15/32 144A	100,000	97,650
CIFC Funding, Ltd., Series 2012-2RA, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%), 5.61%, 01/20/28 144A ?	95,370	94,848
CIFC Funding, Ltd., Series 2014-2RA, Class A1
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 5.87%, 04/24/30 144A ?	466,337	462,646
CIFC Funding, Ltd., Series 2017-3A, Class A1
(Floating, ICE LIBOR USD 3M + 1.22%), 6.03%, 07/20/30 144A ?	1,915,499	1,903,419
CIFC Funding, Ltd., Series 2017-5A, Class A1
(Floating, ICE LIBOR USD 3M + 1.18%), 5.97%, 11/16/30 144A ?	1,183,908	1,174,297
CIFC Funding, Ltd., Series 2018-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 5.89%, 07/18/31 144A ?	500,000	493,207

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor), 5.93%, 07/15/34 144A ?	$250,000	$244,400
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 6.06%, 08/20/35 144A ?	377,257	372,898
CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 08/16/27	2,700,000	2,654,498
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 5.65%, 06/25/52 144A ?	187,689	179,861
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	100,000	86,268
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A
1.37%, 07/16/29 144A	56,955	56,702
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A
0.96%, 02/15/30 144A	718,614	698,796
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	620,000	608,552
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.21% on 04/25/36), 6.22%, 09/25/36 STEP	238,945	80,743
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 5.39%, 12/25/34?	600,419	565,464
Daimler Trucks Retail Trust, Series 2022-1, Class A2
5.07%, 09/16/24	1,408,985	1,404,578
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 09/22/28 144A	1,600,000	1,607,881
Dewolf Park CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%, 0.90% Floor), 5.71%, 10/15/30 144A ?	2,950,000	2,913,781
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,415,089
Diamond Issuer, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,513,809
Drive Auto Receivables Trust, Series 2021-3, Class B
1.11%, 05/15/26	1,350,000	1,320,447
	Par	Value
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 5.81%, 04/15/29 144A ?	$212,765	$211,910
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 5.85%, 04/20/34 144A ?	1,000,000	979,426
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 5.69%, 04/15/29 144A ?	875,550	867,209
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	163,903	154,248
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	66,008	57,649
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	3,432,856	2,994,836
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	413,120	396,424
Enterprise Fleet Financing LLC, Series 2022-1, Class A2
3.03%, 01/20/28 144A	786,216	766,807
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	6,124,000	6,098,766
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	460,000	323,884
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 5.11%, 08/25/31?	137,549	137,177
FirstKey Homes Trust, Series 2020-SFR2, Class A
1.27%, 10/19/37 144A	2,468,719	2,242,108
Flexential Issuer, Series 2021-1A, Class A2
3.25%, 11/27/51 144A	1,250,000	1,116,717
Ford Auto Securitization Trust, Series 2020-AA, Class A2
0.89%, 08/15/24(C) 144A	347,872	256,020
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 08/15/25	1,500,000	1,499,735
Ford Credit Auto Owner Trust, Series 2022-D, Class A3
5.27%, 05/17/27	792,000	801,400

	Par	Value
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	$1,259,000	$1,263,979
Ford Credit Auto Owner Trust, Series 2023-A, Class A3
4.65%, 02/15/28	445,000	445,716
FS Rialto Issuer LLC, Series 2022-FL6, Class A
(Floating, CME Term SOFR 1M + 2.58%, 2.58% Floor), 7.27%, 08/17/37 144A ?	265,000	264,008
FS RIALTO, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.22%, 1.22% Floor), 5.95%, 05/16/38 144A ?	270,000	264,543
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3
5.16%, 04/20/26	1,050,000	1,055,894
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	383,209
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	294,048
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A3
3.64%, 04/16/27	556,000	545,176
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	3,900,000	3,940,063
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 02/16/28	500,000	501,976
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A
2.90%, 04/15/26 144A	2,000,000	1,951,608
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,970,558
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 5.83%, 04/20/34 144A ?	348,000	340,455
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A
1.93%, 07/20/48 144A	129,784	100,477
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A
2.70%, 01/20/49 144A	111,582	91,784
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	65,121	58,567
	Par	Value
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A
4.95%, 07/20/49 144A	$459,555	$439,382
GPMT, Ltd., Series 2021-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 6.10%, 12/15/36 144A ?	500,000	486,008
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 5.86%, 09/15/37 144A ?	1,044,420	1,035,032
Gulf Stream Meridian 4, Ltd., Series 2021-4A, Class A1
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 5.99%, 07/15/34 144A ?	900,000	882,937
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,592,640
HPEFS Equipment Trust, Series 2023-1A, Class A3
5.41%, 02/22/28 144A	3,000,000	2,987,593
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 5.83%, 05/06/30 144A ?	418,799	414,671
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	409,000	402,123
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 5.88%, 12/13/38 144A ?	1,600,000	1,550,720
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%), 5.85%, 10/20/27 144A ?	282,047	281,244
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	195,890	192,592
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	280,000	244,847
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 5.98%, 07/15/36 144A ?	2,490,000	2,456,124
LoanCore Issuer, Ltd., Series 2021-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 5.98%, 11/15/38 144A ?	300,000	293,391
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 6.70%, 04/19/30 144A ?	400,000	389,198

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 6.32%, 01/22/28 144A ?	$600,000	$589,952
Madison Park Funding XLI, Ltd., Series 12A, Class AR
(Floating, ICE LIBOR USD 3M + 0.83%), 5.65%, 04/22/27 144A ?	282,877	281,036
Madison Park Funding XVII, Ltd., Series 2015-17A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.00%), 5.82%, 07/21/30 144A ?	4,206,963	4,169,911
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
(Floating, ICE LIBOR USD 3M + 0.97%, 0.97% Floor), 5.78%, 07/27/31 144A ?	973,809	963,716
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 5.54%, 04/15/29 144A ?	953,812	944,665
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 5.59%, 01/15/28 144A ?	2,214,321	2,195,140
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 5.77%, 04/15/31 144A ?	522,783	517,753
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	104,687	103,532
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	140,000	134,030
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	110,000	97,921
MBarc Credit Canada, Inc., Series 2021-AA, Class A2
0.63%, 05/15/24(C) 144A	655,313	481,986
MMAF Equipment Finance LLC, Series 2022-B, Class A2
5.57%, 09/09/25 144A	2,200,000	2,201,176
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	199,057	174,332
Mosaic Solar Loan Trust, Series 2022-2A, Class A
4.38%, 01/21/53 144A	130,674	124,640
Mosaic Solar Loan Trust, Series 2022-3A, Class A
6.10%, 06/20/53 144A	141,275	146,926
	Par	Value
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	$431,347	$402,940
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%), 5.58%, 11/15/68 144A ?	71,891	70,427
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	331,216	319,472
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	151,584	144,582
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%), 5.60%, 05/15/68 144A ?	288,252	283,687
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	188,423	175,507
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	617,110	562,736
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	281,833	252,083
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	891,681	818,658
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 5.68%, 04/15/69 144A ?	1,402,026	1,372,888
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	399,543	349,688
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,144,876	1,000,426
Navient Private Education Refinancing Loan Trust, Series 2021-DA, Class A
(Floating, Prime Rate U.S. - 1.99%), 5.76%, 04/15/60 144A ?	906,025	832,465

	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	$1,294,368	$1,093,128
Navient Private Education Refinancing Loan Trust, Series 2022-A, Class A
2.23%, 07/15/70 144A	1,503,534	1,352,068
Navient Private Education Refinancing Loan Trust, Series 2022-BA, Class A
4.16%, 10/15/70 144A	1,179,629	1,133,703
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 5.90%, 12/27/66 144A ?	743,354	727,910
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 5.65%, 07/26/66 144A ?	692,771	673,836
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	36,373	35,332
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	223,516	213,230
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.98%), 5.66%, 12/15/59 144A ?	194,860	191,203
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 5.65%, 09/25/65 144A ?	566,541	561,939
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	577,455	518,363
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	542,721	488,368
Nelnet Student Loan Trust, Series 2021-CA, Class AFL
(Floating, ICE LIBOR USD 1M + 0.74%), 5.50%, 04/20/62 144A ?	1,283,656	1,252,889
Nelnet Student Loan Trust, Series 2021-DA, Class AFX
1.63%, 04/20/62 144A	470,911	426,791
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 5.83%, 04/15/34 144A ?	1,145,000	1,115,755
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%, 0.92% Floor), 5.71%, 10/18/30 144A ?	680,000	673,782
	Par	Value
OCP CLO, Ltd., Series 2017-13A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.55%, 1.55% Floor), 6.34%, 07/15/30 144A ?	$900,000	$864,359
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 6.51%, 10/20/34 144A ?	250,000	240,181
Octagon Investment Partners 31, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 5.86%, 07/20/30 144A ?	969,979	960,574
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 5.76%, 04/15/31 144A ?	500,000	494,421
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 5.97%, 04/21/34 144A ?	750,000	735,459
OHA Credit Funding 4, Ltd., Series 2019-4A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 5.97%, 10/22/36 144A ?	750,000	731,339
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	2,450,000	2,390,578
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,105,269
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,700,000	1,672,519
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,800,000	1,806,041
OneMain Financial Issuance Trust, Series 2022-S1, Class A
4.13%, 05/14/35 144A	566,000	547,473
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 6.07%, 10/22/30 144A ?	918,538	911,730
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 5.80%, 10/17/31 144A ?	250,000	247,065
Palmer Square CLO, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.03%, 1.03% Floor), 5.82%, 04/18/31 144A ?	1,550,000	1,533,529

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 5.48%, 02/20/28 144A ?	$230,470	$229,570
Palmer Square Loan Funding, Ltd., Series 2022-5A, Class A1
(Floating, CME Term SOFR 3M + 1.56%, 1.56% Floor), 6.22%, 01/15/31 144A ?	366,516	364,070
PFS Financing Corporation, Series 2020-G, Class A
0.97%, 02/15/26 144A	330,000	317,442
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	230,000	219,079
PFS Financing Corporation, Series 2022-C, Class A
3.89%, 05/15/27 144A	1,005,000	982,743
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	164,176
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,116,768
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	486,251	457,484
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 6.10%, 07/25/51 144A ?	94,799	92,519
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	151,716	131,030
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class A
(Floating, CME Term SOFR 1M + 2.47%, 2.47% Floor), 7.26%, 06/25/37 144A ?	237,101	238,030
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	110,000	105,410
Regional Management Issuance Trust, Series 2021-2, Class A
1.90%, 08/15/33 144A	221,000	190,566
Regional Management Issuance Trust, Series 2022-2B, Class A
7.10%, 11/17/32 144A	140,000	142,153
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	723,002	720,246
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	960,474	961,753
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	436,579	437,172
	Par	Value
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	$265,586	$255,037
Santander Drive Auto Receivables Trust, Series 2020-2, Class C
1.46%, 09/15/25	3,439	3,433
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.98%, 10/15/26	1,500,000	1,478,431
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3
3.40%, 12/15/26	1,300,000	1,281,861
Signal Peak CLO 12, Ltd., Series 2022-12A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.17%, 07/18/34 144A ?	350,000	343,155
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 5.93%, 04/25/31 144A ?	400,000	395,675
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%), 5.27%, 06/15/33?	180,874	175,197
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%), 5.11%, 12/16/41?	152,694	144,923
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.50%), 6.18%, 05/15/31 144A ?	204,121	204,186
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 5.40%, 01/15/37 144A ?	277,478	272,782
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	647,713	598,608
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 5.51%, 09/15/37 144A ?	64,771	62,919
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.85%), 5.70%, 09/15/54 144A ?	1,828,073	1,775,303
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, ICE LIBOR USD 1M + 0.73%), 5.41%, 01/15/53 144A ?	570,518	553,021
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	160,000	143,668

	Par	Value
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	$947,239	$843,782
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	1,502,035	1,370,532
SMB Private Education Loan Trust, Series 2022-C, Class A1A
4.48%, 05/16/50 144A	458,228	444,285
SMB Private Education Loan Trust, Series 2022-C, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 6.41%, 05/16/50 144A ?	260,864	259,992
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.06%, 01/15/53 144A ?	388,000	382,620
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	12,010	11,801
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	253,733	242,167
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	77,679	73,474
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	74,529	71,973
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	315,602	294,504
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	177,885	149,599
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	1,507,037	1,260,943
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	179,285	173,990
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2
4.54%, 02/25/44 144A	880,990	865,596
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,423,139
Stratus CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 7.34%, 07/20/30 144A ?	260,000	256,424
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 6.16%, 04/25/35?	86,415	83,697
	Par	Value
STWD, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.85%, 07/15/38 144A ?	$864,375	$859,175
TCI-Symphony CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 5.72%, 07/15/30 144A ?	3,009,070	2,967,917
TICP CLO VI, Ltd., Series 2016-6A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 5.91%, 01/15/34 144A ?	1,000,000	978,265
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	135,397	133,258
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.99%, 0.99% Floor), 5.81%, 04/25/32 144A ?	550,000	540,070
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, ICE LIBOR USD 3M + 1.17%, 1.17% Floor), 5.98%, 01/20/35 144A ?	250,000	244,245
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	177,315	177,017
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26Δ	32,557	31,508
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2
3.19%, 07/15/44 144A	626,708	605,126
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 5.67%, 04/15/27 144A ?	207,970	206,471
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	12,579	12,556
Voya CLO, Ltd., Series 2018-4A, Class BR
(Floating, ICE LIBOR USD 3M + 1.65%, 1.65% Floor), 6.44%, 01/15/32 144A ?	250,000	245,857
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	39,796	39,747
Westlake Automobile Receivables Trust, Series 2022-1A, Class A3
2.42%, 07/15/25 144A	1,750,000	1,713,805
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3
3.75%, 04/15/26 144A	3,550,000	3,489,395

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	$1,036,875	$913,081
World Omni Auto Receivables Trust, Series 2022-D, Class A2A
5.51%, 03/16/26	1,400,000	1,402,499
World Omni Auto Receivables Trust, Series 2023-A, Class A3
4.83%, 05/15/28	1,400,000	1,405,979
Total Asset-Backed Securities (Cost $195,459,237)		189,924,095
CERTIFICATES OF DEPOSIT ? 0.2%
Bank of Nova Scotia (The)
4.05%, 07/14/23	825,000	821,903
Royal Bank of Canada
4.08%, 07/14/23	1,600,000	1,593,890
Total Certificates Of Deposit (Cost $2,425,000)		2,415,793
COMMERCIAL PAPER ? 0.5%
Bank of Nova Scotia (The)
4.46%, 05/29/23(C)	1,500,000	1,101,595
HSBC U.S.A., Inc.
5.00%, 06/14/23	1,160,000	1,147,808
Royal Bank of Canada
4.50%, 04/03/23(C)	2,800,000	2,071,005
Societe Generale SA
6.63%, 03/06/24	1,300,000	1,233,823
Toronto-Dominion Bank (The)
4.46%, 04/05/23(C)	500,000	369,758
Total Commercial Paper (Cost $5,934,897)		5,923,989
CORPORATE BONDS ? 17.8%
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,530,915
Air Lease Corporation
0.80%, 08/18/24	490,000	457,275
1.88%, 08/15/26	300,000	266,100
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	200,000	188,394
Alexander Funding Trust
1.84%, 11/15/23 144A	1,355,000	1,314,745
Allison Transmission, Inc.
4.75%, 10/01/27 144A	200,000	189,151
Ally Financial, Inc.
1.45%, 10/02/23	1,600,000	1,546,662
3.88%, 05/21/24	400,000	384,561
5.75%, 11/20/25Δ	200,000	188,313
Amazon.com, Inc.
1.65%, 05/12/28Δ	273,000	242,162
Ameren Corporation
2.50%, 09/15/24	610,000	586,238
American Electric Power Co., Inc.
0.75%, 11/01/23	180,000	175,772
2.03%, 03/15/24	360,000	348,431
American Express Co.
4.90%, 02/13/26	1,865,000	1,883,681
	Par	Value
American International Group, Inc.
1.88%, 06/21/27(E)	$100,000	$99,268
American Tower Corporation REIT
2.40%, 03/15/25	15,000	14,256
1.60%, 04/15/26	320,000	289,560
1.45%, 09/15/26	550,000	489,295
0.45%, 01/15/27(E)	205,000	194,296
0.40%, 02/15/27(E)	300,000	281,751
5.50%, 03/15/28	200,000	204,004
Amgen, Inc.
5.51%, 03/02/26Δ	1,850,000	1,857,975
5.15%, 03/02/28	1,610,000	1,644,703
Aon Corporation
2.85%, 05/28/27	390,000	362,356
Ardagh Metal Packaging Finance U.S.A. LLC
3.25%, 09/01/28 144A Δ	290,000	249,908
AT&T, Inc.
(Floating, Australian BBSW 3M + 1.25%), 4.94%, 09/19/23(A) ?	1,620,000	1,084,990
Aviation Capital Group LLC
4.38%, 01/30/24 144A	1,000,000	972,703
Bank of America Corporation
(Variable, CAD Offered Rate 3M + 0.82%), 3.30%, 04/24/24(C) ^	2,000,000	1,478,439
(Variable, U.S. SOFR + 0.41%), 0.52%, 06/14/24^	517,000	511,841
(Variable, U.S. SOFR + 0.73%), 0.81%, 10/24/24^	1,850,000	1,798,440
(Variable, U.S. SOFR + 0.67%), 1.84%, 02/04/25^	1,785,000	1,732,501
(Variable, U.S. SOFR + 0.69%), 0.98%, 04/22/25^	2,780,000	2,649,866
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25Δ ^	1,860,000	1,740,353
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26Δ ^	480,000	460,549
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	579,000	529,699
(Variable, U.S. SOFR + 1.99%), 6.20%, 11/10/28Δ ^	465,000	486,520
Bank of New York Mellon Corporation (The)
(Variable, U.S. SOFR Index + 1.80%), 5.80%, 10/25/28^	115,000	119,910
Becton Dickinson Euro Finance S.a.r.l.
1.21%, 06/04/26(E)	120,000	120,830
Becton, Dickinson and Co.
0.03%, 08/13/25(E)	100,000	100,065
Berry Global, Inc.
1.57%, 01/15/26	1,600,000	1,453,589
Blackstone Secured Lending Fund
3.65%, 07/14/23	985,000	971,126
Boeing Co. (The)
4.51%, 05/01/23Δ	3,000,000	2,999,002
1.43%, 02/04/24	1,570,000	1,517,314
2.20%, 02/04/26	210,000	194,934

	Par	Value
Booking Holdings, Inc.
0.10%, 03/08/25(E) Δ	$160,000	$162,695
Brighthouse Financial Global Funding
1.00%, 04/12/24 144A	330,000	315,363
1.75%, 01/13/25 144A	1,330,000	1,244,849
Broadcom Corporation
3.88%, 01/15/27	150,000	145,090
Brunswick Corporation
0.85%, 08/18/24	1,045,000	976,508
Cantor Fitzgerald LP
4.88%, 05/01/24 144A	1,800,000	1,778,379
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.06%), 4.93%, 05/10/28Δ ^	1,415,000	1,360,742
(Variable, U.S. SOFR + 2.08%), 5.47%, 02/01/29^	186,000	181,443
Carnival Corporation
4.00%, 08/01/28 144A	375,000	323,203
CCO Holdings LLC
5.13%, 05/01/27 144A Δ	750,000	709,680
Centene Corporation
2.45%, 07/15/28	430,000	374,487
Charles Schwab Corporation (The)
3.30%, 04/01/27	1,277,000	1,182,190
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	634,796
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 1.02%), 5.99%, 06/01/24? Δ	1,000,000	999,712
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,000,000	959,055
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	1,495,000	1,507,161
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	1,915,000	1,701,807
Citizens Bank NA
(Variable, U.S. SOFR + 1.45%), 6.06%, 10/24/25^	1,000,000	941,659
CommonSpirit Health
1.55%, 10/01/25	800,000	737,543
Corebridge Financial, Inc.
3.50%, 04/04/25 144A	2,000,000	1,922,779
3.65%, 04/05/27 144A	600,000	562,875
Crown Castle, Inc. REIT
1.05%, 07/15/26	360,000	317,423
CrownRock LP
5.63%, 10/15/25 144A	215,000	210,979
CVS Health Corporation
5.00%, 02/20/26	1,680,000	1,699,732
4.30%, 03/25/28	140,000	137,568
Daimler Truck Finance North America LLC
1.13%, 12/14/23 144A	1,000,000	970,573
1.63%, 12/13/24 144A Δ	590,000	558,661
5.20%, 01/17/25 144A	360,000	360,787
5.15%, 01/16/26 144A	900,000	904,057
	Par	Value
2.00%, 12/14/26 144A	$150,000	$135,167
Dell International LLC
5.45%, 06/15/23	316,000	315,894
Devon Energy Corporation
5.25%, 09/15/24Δ	415,000	416,220
DPL, Inc.
4.13%, 07/01/25	200,000	191,275
Duke Energy Corporation
5.00%, 12/08/25	495,000	498,712
Edison International
4.70%, 08/15/25	915,000	902,993
Elevance Health, Inc.
5.35%, 10/15/25Δ	225,000	227,110
3.65%, 12/01/27	1,050,000	1,015,197
Enact Holdings, Inc.
6.50%, 08/15/25 144A	200,000	195,206
Energy Transfer LP
2.90%, 05/15/25	360,000	343,260
EnLink Midstream Partners LP
4.15%, 06/01/25	110,000	106,801
EQM Midstream Partners LP
6.50%, 07/01/27 144A	80,000	77,626
5.50%, 07/15/28	220,000	200,103
EQT Corporation
5.68%, 10/01/25	410,000	409,205
Equinix, Inc. REIT
2.63%, 11/18/24	985,000	948,612
1.45%, 05/15/26	220,000	198,079
1.80%, 07/15/27	550,000	478,974
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,441,635
Evergy, Inc.
2.45%, 09/15/24	1,020,000	977,681
Eversource Energy
2.90%, 03/01/27	550,000	513,558
5.45%, 03/01/28	330,000	342,212
Exelon Corporation
2.75%, 03/15/27	200,000	187,237
5.15%, 03/15/28	395,000	402,226
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,740,454
Fidelity National Information Services, Inc.
4.50%, 07/15/25	700,000	692,603
Fifth Third Bank NA
(Variable, U.S. SOFR + 1.23%), 5.85%, 10/27/25^	630,000	621,416
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25Δ ^	440,000	400,077
Fiserv, Inc.
3.20%, 07/01/26	545,000	517,570
5.45%, 03/02/28	100,000	102,184
Florida Power & Light Co.
5.05%, 04/01/28	480,000	496,348

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ford Motor Credit Co. LLC
3.37%, 11/17/23Δ	$750,000	$736,701
5.58%, 03/18/24	300,000	297,375
2.30%, 02/10/25	1,300,000	1,206,686
5.13%, 06/16/25	640,000	627,357
FS KKR Capital Corporation
4.25%, 02/14/25 144A Δ	880,000	827,062
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	363,686
Gartner, Inc.
4.50%, 07/01/28 144A	175,000	166,279
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 144A	1,875,000	1,887,040
5.60%, 11/15/25 144A	165,000	167,088
General Mills, Inc.
5.24%, 11/18/25	205,000	205,653
0.45%, 01/15/26(E)	100,000	99,576
General Motors Financial Co., Inc.
(Floating, U.S. SOFR + 1.20%), 5.95%, 11/17/23? Δ	2,014,000	2,004,326
1.05%, 03/08/24	675,000	645,807
3.95%, 04/13/24	925,000	911,607
1.20%, 10/15/24	900,000	842,884
6.05%, 10/10/25	100,000	101,682
0.85%, 02/26/26(E)	300,000	295,974
2.35%, 02/26/27Δ	195,000	174,667
Gilead Sciences, Inc.
3.50%, 02/01/25Δ	100,000	98,052
3.65%, 03/01/26	1,000,000	979,415
Glencore Funding LLC
4.63%, 04/29/24 144A	1,800,000	1,780,555
Global Payments, Inc.
1.20%, 03/01/26Δ	2,400,000	2,136,454
Goldman Sachs Group, Inc. (The)
(Floating, Australian BBSW 3M + 1.20%), 4.67%, 05/16/23(A) ?	2,000,000	1,336,927
(Variable, U.S. SOFR + 0.51%), 0.66%, 09/10/24^	315,000	307,940
(Variable, U.S. SOFR + 0.49%), 0.93%, 10/21/24^	1,900,000	1,849,180
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26^	810,000	741,993
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	740,000	675,689
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	365,000	345,660
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	239,000	233,949
Golub Capital BDC, Inc.
3.38%, 04/15/24Δ	575,000	552,945
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	196,210
Gray Oak Pipeline LLC
2.00%, 09/15/23 144A	905,000	889,929
HCA, Inc.
5.38%, 02/01/25	525,000	525,558
5.88%, 02/15/26	295,000	299,529
Healthpeak OP LLC
1.35%, 02/01/27	195,000	171,557
	Par	Value
Hewlett Packard Enterprise Co.
6.10%, 04/01/26Δ	$1,920,000	$1,938,000
Holly Energy Partners LP
6.38%, 04/15/27 144A	200,000	197,992
HSBC U.S.A., Inc.
5.63%, 03/17/25	1,700,000	1,704,689
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23	510,000	501,573
Huntington National Bank (The)
(Variable, U.S. SOFR + 1.22%), 5.70%, 11/18/25^	825,000	798,560
Hyundai Capital America
1.25%, 09/18/23 144A Δ	900,000	881,495
1.00%, 09/17/24 144A	855,000	801,869
5.50%, 03/30/26 144A	1,300,000	1,302,706
1.65%, 09/17/26 144A	510,000	451,744
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	180,000	185,090
Illumina, Inc.
5.80%, 12/12/25	300,000	302,998
Infor, Inc.
1.45%, 07/15/23 144A	365,000	359,991
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	1,500,000	1,342,917
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	196,728
John Deere Capital Corporation
0.70%, 01/15/26Δ	200,000	181,599
2.35%, 03/08/27	200,000	185,896
JPMorgan Chase & Co.
(Variable, CME Term SOFR 3M + 0.60%), 0.65%, 09/16/24^	790,000	772,462
1.50%, 01/27/25(E)	120,000	125,704
(Variable, U.S. SOFR + 0.98%), 3.85%, 06/14/25^	1,770,000	1,736,586
(Variable, CME Term SOFR 3M + 0.58%), 0.97%, 06/23/25^	1,000,000	947,870
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25^	1,610,000	1,621,898
(Variable, U.S. SOFR + 0.92%), 2.60%, 02/24/26Δ ^	315,000	298,723
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	391,000	366,075
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26^	940,000	923,427
(Variable, U.S. SOFR + 1.99%), 4.85%, 07/25/28Δ ^	1,090,000	1,088,962
KeyBank NA
4.70%, 01/26/26	340,000	326,643
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 144A	200,000	158,192
Lehman Brothers Holdings, Inc.
6.63%, 05/18/23ρ #	600,000	1,200
Lennar Corporation
4.50%, 04/30/24	1,000,000	988,323
Lockheed Martin Corporation
5.10%, 11/15/27	500,000	519,544

	Par	Value
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	$1,720,000	$1,621,152
Marathon Petroleum Corporation
4.70%, 05/01/25	130,000	129,805
Matador Resources Co.
5.88%, 09/15/26	305,000	301,303
McDonald?s Corporation
(Floating, Australian BBSW 3M + 1.13%), 4.76%, 03/08/24(A) ?	2,000,000	1,339,830
Medtronic Global Holdings SCA
4.25%, 03/30/28	340,000	339,584
Mercedes-Benz Finance North America LLC
4.95%, 03/30/25 144A	1,965,000	1,967,693
Metropolitan Life Global Funding I
2.80%, 03/21/25 144A	1,065,000	1,029,168
Microchip Technology, Inc.
2.67%, 09/01/23	745,000	734,652
0.97%, 02/15/24	1,380,000	1,325,172
4.25%, 09/01/25	250,000	246,260
MMS U.S.A. Holdings, Inc.
0.63%, 06/13/25(E)	100,000	101,373
Morgan Stanley
(Variable, U.S. SOFR + 0.46%), 5.12%, 01/25/24?	280,000	279,216
1.75%, 03/11/24(E)	205,000	218,087
(Variable, U.S. SOFR + 0.62%), 0.73%, 04/05/24^	70,000	69,980
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	750,000	748,685
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	1,015,000	976,751
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	761,879
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	487,318
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	3,060,000	2,859,543
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	999,371
(Variable, U.S. SOFR + 2.24%), 6.30%, 10/18/28^	1,300,000	1,368,135
MPLX LP
4.25%, 12/01/27	400,000	387,617
MPT Operating Partnership LP REIT
5.00%, 10/15/27Δ	350,000	288,262
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	99,163
National Rural Utilities Cooperative Finance Corporation
4.45%, 03/13/26	1,110,000	1,108,814
4.80%, 03/15/28Δ	505,000	510,277
New Fortress Energy, Inc.
6.50%, 09/30/26 144A	185,000	170,369
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24	715,000	697,871
	Par	Value
6.05%, 03/01/25	$825,000	$839,702
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	400,290
Nissan Motor Acceptance Co. LLC
3.88%, 09/21/23 144A	400,000	395,584
1.13%, 09/16/24 144A Δ	775,000	724,852
Nordstrom, Inc.
2.30%, 04/08/24	250,000	239,080
Norfolk Southern Corporation
3.80%, 08/01/28	417,000	401,751
Omega Healthcare Investors, Inc. REIT
4.38%, 08/01/23	1,700,000	1,689,338
OneMain Finance Corporation
7.13%, 03/15/26Δ	200,000	192,460
Oracle Corporation
2.95%, 11/15/24Δ	1,550,000	1,505,962
5.80%, 11/10/25	755,000	774,197
2.65%, 07/15/26	1,133,000	1,059,106
4.50%, 05/06/28Δ	100,000	98,847
Owl Rock Capital Corporation
4.25%, 01/15/26	510,000	469,113
Owl Rock Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	305,168
Pacific Gas and Electric Co.
3.25%, 06/15/23	100,000	99,496
4.25%, 08/01/23	200,000	198,852
3.85%, 11/15/23	100,000	98,574
3.75%, 02/15/24	200,000	196,372
4.95%, 06/08/25Δ	1,000,000	988,903
3.45%, 07/01/25	146,000	139,277
2.10%, 08/01/27	600,000	523,729
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 5.42%, 06/04/26 144A ? Δ	500,000	488,254
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	94,718
Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	482,469
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	1,500,000	1,460,876
2.70%, 11/01/24 144A	1,105,000	1,057,888
1.20%, 11/15/25 144A	395,000	355,319
Pioneer Natural Resources Co.
1.13%, 01/15/26	380,000	345,547
5.10%, 03/29/26	935,000	939,375
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.09%), 4.76%, 01/26/27^	945,000	934,013
PRA Group, Inc.
7.38%, 09/01/25 144A	200,000	199,327

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	$250,000	$247,525
PulteGroup, Inc.
5.00%, 01/15/27	64,000	63,548
Qorvo, Inc.
1.75%, 12/15/24 144A	620,000	576,185
QUALCOMM, Inc.
3.25%, 05/20/27	200,000	193,569
Quanta Services, Inc.
0.95%, 10/01/24	385,000	359,284
Range Resources Corporation
4.88%, 05/15/25Δ	200,000	196,299
Raytheon Technologies Corporation
3.13%, 05/04/27Δ	740,000	702,487
Regal Rexnord Corporation
6.05%, 02/15/26 144A Δ	825,000	829,473
Ryder System, Inc.
2.85%, 03/01/27	475,000	437,203
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,048,000	1,050,771
SBA Tower Trust
2.84%, 01/15/25 144A	3,225,000	3,057,373
SBA Tower Trust REIT
1.88%, 01/15/26 144A	680,000	615,081
1.63%, 11/15/26 144A	800,000	701,646
Sempra Energy
3.30%, 04/01/25	390,000	377,700
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A Δ	200,000	180,611
Skyworks Solutions, Inc.
0.90%, 06/01/23	125,000	123,956
Sonoco Products Co.
2.25%, 02/01/27Δ	470,000	426,462
Southern Co. (The)
4.48%, 08/01/24 STEP	1,255,000	1,240,603
Southwestern Energy Co.
5.70%, 01/23/25Δ	200,000	200,299
Sprint LLC
7.88%, 09/15/23	665,000	670,516
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	222,500	220,895
Starbucks Corporation
4.75%, 02/15/26	1,545,000	1,554,732
Starwood Property Trust, Inc.
4.75%, 03/15/25Δ	200,000	188,342
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	33,040
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,502,088
Synchrony Financial
4.88%, 06/13/25	18,000	16,681
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	180,000	171,226
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	270,164	261,938
	Par	Value
Texas Instruments, Inc.
4.60%, 02/15/28	$155,000	$158,307
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	30,000	30,724
T-Mobile U.S.A., Inc.
2.25%, 02/15/26	205,000	190,847
3.75%, 04/15/27	850,000	817,624
3.38%, 04/15/29	500,000	456,294
Toll Brothers Finance Corporation
4.38%, 04/15/23	200,000	199,973
Travel + Leisure Co.
6.63%, 07/31/26 144A	200,000	200,982
Union Pacific Corporation
3.00%, 04/15/27	100,000	95,506
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	517,254
UnitedHealth Group, Inc.
5.15%, 10/15/25	130,000	132,538
4.25%, 01/15/29	1,000,000	993,185
Verizon Communications, Inc.
3.00%, 03/22/27	380,000	361,291
Viasat, Inc.
5.63%, 04/15/27 144A	270,000	253,773
Virginia Electric and Power Co.
3.75%, 05/15/27	365,000	354,420
Vistra Operations Co. LLC
4.88%, 05/13/24 144A	365,000	360,094
3.55%, 07/15/24 144A	900,000	869,405
5.63%, 02/15/27 144A	250,000	242,956
5.00%, 07/31/27 144A	200,000	189,381
VMware, Inc.
1.00%, 08/15/24	2,041,000	1,926,857
3.90%, 08/21/27	1,545,000	1,479,981
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	2,410,000	2,364,890
Warnermedia Holdings, Inc.
3.43%, 03/15/24 144A	665,000	649,909
3.64%, 03/15/25 144A	300,000	289,984
3.79%, 03/15/25 144A	600,000	581,369
WEC Energy Group, Inc.
4.75%, 01/09/26Δ	765,000	765,791
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.51%), 0.81%, 05/19/25Δ ^	405,000	384,759
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	1,420,000	1,379,321
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	505,000	496,160
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	550,000	519,404
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	81,000	80,050
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	210,000	213,658
Western Midstream Operating LP
4.65%, 07/01/26	160,000	154,800

	Par	Value
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24	$1,600,000	$1,577,212
3.20%, 06/15/25	325,000	310,535
Williams Cos., Inc. (The)
5.40%, 03/02/26	1,800,000	1,834,862
Workday, Inc.
3.50%, 04/01/27Δ	220,000	210,637
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,075,000	1,016,504
Total Corporate Bonds (Cost $205,035,327)		198,508,861
FOREIGN BONDS ? 10.5%
Australia ? 0.5%
Australia & New Zealand Banking Group, Ltd.
5.09%, 12/08/25	855,000	862,416
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A ^	800,000	745,956
National Australia Bank, Ltd.
4.94%, 01/12/28	670,000	678,841
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	825,909
Transurban Queensland Finance Pty., Ltd.
(Floating, Australian BBSW 3M + 2.05%), 5.71%, 12/16/24(A) ?	720,000	487,995
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	1,900,000	1,851,548
3.70%, 09/15/26 144A	400,000	384,097
		5,836,762
Belgium ? 0.0%
KBC Group NV
(Variable, 1.10% - EUR Swap Rate 5Y), 0.50%, 12/03/29(E) ^	300,000	301,462
Bermuda ? 0.1%
Triton Container International, Ltd.
0.80%, 08/01/23 144A	630,000	615,667
Canada ? 1.3%
Bank of Montreal
5.20%, 12/12/24	580,000	581,003
Canadian Pacific Railway Co.
1.75%, 12/02/26	305,000	276,643
CDP Financial, Inc.
1.00%, 05/26/26 144A Δ	520,000	472,252
CPPIB Capital, Inc.
0.50%, 09/16/24 144A	1,265,000	1,193,734
4.13%, 10/21/24 144A	2,200,000	2,187,008
Element Fleet Management Corporation
1.60%, 04/06/24 144A Δ	315,000	301,919
Enbridge, Inc.
2.50%, 02/14/25Δ	850,000	814,435
	Par	Value
GFL Environmental, Inc.
3.75%, 08/01/25 144A Δ	$175,000	$168,354
5.13%, 12/15/26 144A	175,000	171,281
goeasy, Ltd.
5.38%, 12/01/24 144A	200,000	188,860
National Bank of Canada
0.75%, 08/06/24	1,485,000	1,400,068
OMERS Finance Trust
1.13%, 04/14/23 144A	1,770,000	1,768,093
1.10%, 03/26/26 144A	675,000	613,193
Rogers Communications, Inc.
3.20%, 03/15/27 144A	792,000	745,739
Royal Bank of Canada
6.00%, 11/01/27	341,000	355,886
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	319,525
TransCanada PipeLines, Ltd.
1.00%, 10/12/24	1,000,000	938,081
6.20%, 03/09/26Δ	2,010,000	2,024,566
		14,520,640
Denmark ? 0.1%
Danske Bank A/S
3.88%, 09/12/23 144A	400,000	396,660
5.38%, 01/12/24 144A	600,000	594,620
		991,280
Finland ? 0.0%
CRH Finland Services OYJ
0.88%, 11/05/23(E)	180,000	192,342
France ? 0.7%
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	107,955
1.00%, 02/04/25 144A	1,865,000	1,725,958
BNP Paribas SA
3.38%, 01/09/25 144A	700,000	671,945
BPCE SA
0.63%, 04/28/25(E) Δ	100,000	101,835
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,812,067
Capgemini SE
0.63%, 06/23/25(E)	200,000	203,685
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	223,495
PSA Banque France SA
0.00%, 01/22/25(E)	100,000	101,511
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,625,864
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	200,000	174,578
		7,748,893

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Germany ? 0.1%
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	$100,000	$99,874
Deutsche Bank AG
(Variable, 1.60% - Euribor 3M), 1.00%, 11/19/25(E) ^	100,000	100,288
E.ON SE
0.88%, 01/08/25(E)	50,000	51,854
Traton Finance Luxembourg SA
0.00%, 06/14/24(E)	100,000	103,978
0.13%, 11/10/24(E)	100,000	102,565
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	300,000	320,270
2.50%, 07/31/26(E)	100,000	103,383
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	111,863
Volkswagen Leasing GmbH
0.38%, 07/20/26(E)	60,000	58,188
		1,052,263
Indonesia ? 0.1%
Pelabuhan Indonesia Persero PT
4.50%, 05/02/23 144A	1,175,000	1,174,324
Ireland ? 0.8%
AerCap Ireland Capital DAC
4.50%, 09/15/23	1,000,000	990,671
1.15%, 10/29/23	1,330,000	1,289,845
2.88%, 08/14/24	150,000	143,398
1.65%, 10/29/24	2,585,000	2,419,835
3.50%, 01/15/25	500,000	477,728
2.45%, 10/29/26	555,000	498,808
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	108,401
Fresenius Finance Ireland PLC
0.00%, 10/01/25(E)	100,000	99,002
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	1,800,000	1,788,268
3.55%, 04/15/24 144A	800,000	780,917
		8,596,873
Italy ? 0.1%
ACEA SpA
0.00%, 09/28/25(E)	100,000	98,653
ASTM SpA
1.00%, 11/25/26(E)	170,000	164,306
FCA Bank SpA
0.50%, 09/18/23(E)	110,000	117,834
3.84%, 04/16/24(E)	100,000	104,261
Snam SpA
0.00%, 08/15/25(E)	100,000	99,857
Telecom Italia SpA
5.30%, 05/30/24 144A	200,000	196,189
		781,100
Japan ? 2.9%
Japan Treasury Discount Bill
0.00%, 04/04/23(J) ?	760,000,000	5,723,982
	Par	Value
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 07/19/25^	$1,880,000	$1,771,185
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.96%, 10/11/25^	3,185,000	2,968,237
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%), 5.72%, 02/20/26^	1,710,000	1,715,586
Mizuho Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.40%), 4.71%, 07/19/23(A) ?	3,100,000	2,073,385
0.52%, 06/10/24(E)	100,000	104,299
(Variable, 1.25% - U.S. SOFR), 1.24%, 07/10/24^	520,000	513,608
(Floating, ICE LIBOR USD 3M + 0.99%), 6.21%, 07/10/24?	1,000,000	998,264
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	3,485,000	3,433,499
2.65%, 03/17/26(E)	110,000	112,229
4.35%, 09/17/27 144A	300,000	283,189
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,472,768
2.33%, 01/22/27	600,000	530,743
NTT Finance Corporation
4.37%, 07/27/27 144A Δ	200,000	198,329
Renesas Electronics Corporation
1.54%, 11/26/24 144A	1,245,000	1,163,170
Sumitomo Mitsui Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 4.60%, 10/16/24(A) ?	1,000,000	667,279
1.47%, 07/08/25	1,100,000	1,007,973
5.46%, 01/13/26Δ	2,310,000	2,333,584
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/16/24 144A	3,500,000	3,293,522
2.55%, 03/10/25 144A	1,000,000	952,085
		32,316,916
Jersey ? 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/28 144A	185,000	190,343
Aptiv PLC
2.40%, 02/18/25Δ	355,000	338,353
Heathrow Funding, Ltd.
1.50%, 10/12/25(E)	185,000	189,485
		718,181
Netherlands ? 0.6%
American Medical Systems Europe BV
1.38%, 03/08/28(E)	160,000	156,268
BMW Finance NV
0.00%, 04/14/23(E)	290,000	314,235
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	115,062

	Par	Value
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A ^	$1,000,000	$888,330
Digital Dutch Finco BV REIT
0.63%, 07/15/25(E)	300,000	296,115
Enel Finance International NV
0.00%, 06/17/24(E)	200,000	208,085
2.65%, 09/10/24	500,000	482,882
ING Groep NV
1.00%, 09/20/23(E)	200,000	214,587
(Variable, 0.60% - Euribor 3M), 0.10%, 09/03/25(E) ^	100,000	102,353
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	774,223
JDE Peet's NV
0.80%, 09/24/24 144A Δ	430,000	400,930
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,806,222
Louis Dreyfus Co. Finance BV
2.38%, 11/27/25(E)	200,000	206,449
Mercedes-Benz International Finance BV
0.25%, 11/06/23(E)	90,000	95,916
NXP BV
2.70%, 05/01/25	50,000	47,480
Redexis Gas Finance BV
1.88%, 05/28/25(E)	100,000	103,752
Siemens Financieringsmaatschappij NV
0.38%, 09/06/23(E)	235,000	251,945
Stellantis NV
3.38%, 07/07/23(E)	145,000	157,291
Toyota Motor Finance Netherlands BV
0.00%, 10/27/25(E)	100,000	99,238
		6,721,363
Norway ? 0.1%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	846,969
Var Energi ASA
7.50%, 01/15/28 144A	410,000	425,272
		1,272,241
Saudi Arabia ? 0.0%
Saudi Arabian Oil Co.
1.25%, 11/24/23 144A	490,000	478,224
South Korea ? 0.3%
Kia Corporation
3.00%, 04/25/23	510,000	509,433
KT Corporation
4.00%, 08/08/25 144A	2,200,000	2,154,464
SK Telecom Co., Ltd.
3.75%, 04/16/23	900,000	899,693
		3,563,590
	Par	Value
Spain ? 0.1%
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	$100,000	$102,178
(Variable, 1.55% - EUR Swap Rate 1Y), 1.13%, 03/11/27(E) ^	100,000	98,026
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 06/30/24^	800,000	788,440
Cellnex Finance Co. SA
2.25%, 04/12/26(E)	100,000	102,090
		1,090,734
Sweden ? 0.0%
Volvo Treasury AB
0.00%, 05/09/24(E)	310,000	322,954
Switzerland ? 0.8%
Credit Suisse AG
(Floating, U.S. SOFR Index + 0.38%), 5.10%, 08/09/23?	2,700,000	2,646,483
3.70%, 02/21/25	500,000	475,215
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.24%), 4.21%, 06/12/24 144A ^	450,000	437,063
SIG Combibloc PurchaseCo S.a.r.l.
1.88%, 06/18/23(E)	300,000	324,701
2.13%, 06/18/25(E)	100,000	104,790
UBS Group AG
(Variable, 0.55% - EURIBOR ICE SWAP RATE), 0.25%, 01/29/26(E) ^	200,000	199,710
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	3,000,000	2,975,631
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 4.70%, 08/05/27 144A ^	900,000	862,334
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.49%, 08/10/27 144A ^	550,000	474,191
		8,500,118
United Kingdom ? 1.8%
Barclays PLC
(Floating, Australian BBSW 3M + 1.80%), 5.46%, 06/15/23(A) ?	1,000,000	668,931
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24^	1,545,000	1,489,244
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	934,686

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26^	$900,000	$882,256
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	346,000	367,052
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 1.23%), 6.38%, 03/11/25?	3,000,000	3,001,492
(Variable, U.S. SOFR + 1.43%), 3.00%, 03/10/26^	400,000	377,594
(Variable, U.S. SOFR + 2.11%), 4.76%, 06/09/28^	200,000	194,007
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	200,000	213,038
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	200,000	189,959
Informa PLC
1.50%, 07/05/23(E)	100,000	107,911
2.13%, 10/06/25(E)	485,000	501,826
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,428,477
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	974,355
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	441,000	444,976
LSEGA Financing PLC
0.65%, 04/06/24 144A	200,000	190,412
1.38%, 04/06/26 144A	510,000	455,710
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	102,163
Nationwide Building Society
0.55%, 01/22/24 144A	1,845,000	1,777,265
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	900,000	903,144
NatWest Markets PLC
2.38%, 05/21/23 144A	2,495,000	2,481,962
0.13%, 06/18/26(E)	200,000	191,747
Rolls-Royce PLC
5.75%, 10/15/27 144A	350,000	348,990
Royalty Pharma PLC
0.75%, 09/02/23	920,000	897,204
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.57%), 4.80%, 11/15/24^	500,000	493,192
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	640,000	615,663
Virgin Money UK PLC
(Variable, 0.85% - EUR Swap Rate 1Y), 0.38%, 05/27/24(E) ^	110,000	118,626
	Par	Value
WPP Finance 2013
3.00%, 11/20/23(E)	$200,000	$216,186
		20,568,068
Total Foreign Bonds (Cost $122,146,472)		117,363,995
MORTGAGE-BACKED SECURITIES ? 12.0%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 5.83%, 04/15/34 144A ?	350,000	310,208
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 4.06%, 11/25/46?	535,837	160,870
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A ? γ	309,187	284,092
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	233,909	228,780
Avon Finance No. 2 PLC, Class A
(Floating, SONIA Interest Rate + 0.90%), 5.07%, 09/20/48(U) 144A ?	943,802	1,163,539
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
4.37%, 01/25/34? γ	20,906	18,763
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	591,051
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
4.08%, 01/25/34? γ	49,800	47,631
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.18%, 07/25/34? γ	46,916	41,179
Bellemeade RE, Ltd., Series 2021-3A, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor), 5.56%, 09/25/31 144A ?	698,900	693,549
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	1,000,000	922,352
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55? γ	225,000	194,286
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 5.57%, 11/16/66 144A ?	27,047	27,049
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, CME Term SOFR 1M + 1.03%, 1.03% Floor), 5.86%, 10/15/36 144A ?	850,505	841,404

	Par	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, CME Term SOFR 1M + 1.19%, 1.19% Floor), 6.02%, 10/15/36 144A ?	$569,500	$559,401
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, CME Term SOFR 1M + 1.56%, 1.56% Floor), 6.39%, 10/15/36 144A ?	522,750	508,544
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 6.07%, 10/15/37 144A ?	994,000	963,803
BX Commercial Mortgage Trust, Series 2021-XL2, Class A
(Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor), 5.37%, 10/15/38 144A ?	973,051	933,672
BX Trust, Series 2018-BILT, Class D
(Floating, ICE LIBOR USD 1M + 1.77%, 1.77% Floor), 6.45%, 05/15/30 144A ?	235,000	225,389
BX Trust, Series 2021-VIEW, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 5.96%, 06/15/23 144A ?	150,000	142,419
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Interest Rate + 1.35%), 5.43%, 05/16/56(U) ?	185,038	228,305
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,217,496	1,167,874
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 6.50% Cap), 5.52%, 07/25/49 144A ?	37,289	35,373
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A ? γ	76,178	68,924
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 6.73%, 06/15/34 144A ?	2,123,962	1,940,181
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 11.50% Cap), 5.39%, 02/25/35?	30,171	26,234
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	401,485	384,564
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	678,596	650,572
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A ? γ	220,342	205,349
	Par	Value
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	$162,938	$162,600
COMM Mortgage Trust, Series 2013-CR8, Class B
3.97%, 06/10/46 144A ? γ	170,000	161,768
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	530,595	511,680
COMM Mortgage Trust, Series 2014-LC15, Class A4
4.01%, 04/10/47	170,000	166,482
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	91,427	89,985
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	73,449	71,659
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	248,352	240,751
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 2.15%), 7.00%, 11/25/39 144A ?	1,418,269	1,415,294
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.11%, 10/25/41 144A ?	1,050,000	1,020,653
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.86%, 01/15/49? IO γ	606,140	26,279
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	307,856	277,118
CSMC, Series 2021-980M, Class C
3.20%, 07/15/31 144A	150,000	125,851
CSMC, Series 2021-BHAR, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 5.84%, 11/15/38 144A ?	770,000	738,011
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A ? γ	306,169	284,730
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.21% on 05/25/23), 6.37%, 10/25/36 STEP	93,878	83,508
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.21% on 05/25/23), 6.39%, 10/25/36 STEP	93,878	83,507
Eagle RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.55%, 1.55% Floor), 6.11%, 04/25/34 144A ?	627,953	626,317

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 5.77%, 07/15/38 144A ?	$1,962,146	$1,904,824
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.56%, 11/25/41 144A ?	3,000,000	2,788,962
Federal Home Loan Mortgage Corporation
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.18% Cap), 3.93%, 07/01/27?	1,016	1,000
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.23% Cap), 4.34%, 11/01/31?	7,499	7,334
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 3.25%, 04/01/32?	2,292	2,268
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.72% Cap), 3.17%, 06/01/33?	151,203	152,815
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.84% Cap), 3.50%, 08/01/35?	21,938	21,679
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.42% Cap), 3.59%, 09/01/35?	49,907	49,885
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.81% Cap), 3.88%, 10/01/35?	57,129	57,804
3.00%, 02/01/36	40,798	38,322
4.00%, 11/01/36	4,811	4,706
4.00%, 06/01/37	62,802	61,435
4.50%, 10/01/37	78,648	78,539
4.50%, 07/01/47	34,398	34,431
4.50%, 03/01/49	1,636,330	1,623,869
4.50%, 01/01/50	152,359	153,366
4.00%, 10/01/52	500,000	478,665
4.00%, 12/01/52	538,785	515,795
4.00%, 01/01/53	499,950	478,617
4.00%, 02/01/53	692,719	663,160
4.00%, 04/01/53	307,182	295,288
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 5.18%, 10/15/36?	591,232	582,699
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	18,552	18,314
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	$102,671	$102,239
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	33,972	33,678
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	237,271	220,184
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	87,460	85,833
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	211,686	200,930
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	370,392	359,667
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 5.13%, 06/15/49?	363,323	353,011
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	181,405	164,826
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	112,046	101,708
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	141,001	128,066
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	398,345	358,080
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	2,623,057	2,405,235
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,825,140	1,646,513
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	823,700	776,613
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	2,074,744	1,781,297
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class M2
(Floating, ICE LIBOR USD 1M + 1.70%), 6.55%, 01/25/50 144A ?	83,532	83,136

	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%), 6.70%, 02/25/50 144A ?	$93,328	$92,798
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.21%, 01/25/34 144A ?	861,388	845,766
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6 Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.06%, 10/25/41 144A ?	1,850,000	1,762,489
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 6.66%, 03/25/42 144A ?	539,540	539,723
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4, Class M2
(Floating, ICE LIBOR USD 1M + 1.95%), 6.80%, 10/25/49 144A ?	42,957	42,857
Federal National Mortgage Association
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.93%, 1.93% Floor, 10.30% Cap), 3.88%, 12/01/24 CONV ?	495	489
2.50%, 12/01/27	225,122	216,783
3.00%, 09/01/30	118,909	114,020
3.00%, 02/01/31	691,843	662,376
3.00%, 04/01/31	11,798	11,294
1.50%, 06/01/31	2,052,637	1,897,663
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.66% Cap), 4.11%, 09/01/31?	17,301	17,024
2.50%, 10/01/31	276,243	260,788
2.50%, 11/01/31	643,358	606,475
2.50%, 01/01/32	4,517	4,275
3.00%, 03/01/32	421,332	403,342
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 5.69%, 08/01/32?	98,933	98,794
3.00%, 11/01/32	39,636	37,941
3.00%, 12/01/32	461,828	440,214
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.73% Cap), 4.38%, 12/01/32?	204,289	199,569
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.33% Cap), 3.86%, 06/01/33?	$6,938	$6,878
4.00%, 09/01/33	799,472	792,796
4.00%, 05/01/34	420,869	417,613
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.15% Cap), 3.96%, 02/01/35?	20,445	20,204
3.00%, 09/01/35	73,235	68,953
4.00%, 07/01/37	23,045	22,519
4.50%, 08/01/37	575,391	575,275
4.00%, 09/01/37	28,035	27,395
4.50%, 10/01/37	910,814	909,353
5.00%, 10/01/37	46,672	47,313
4.50%, 11/01/37	59,407	59,416
4.50%, 02/01/38	442,881	443,221
5.00%, 02/01/38	3,451,975	3,505,641
5.50%, 02/01/38	3,262,380	3,329,214
4.00%, 03/01/38	19,097	18,661
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.50% Cap), 3.77%, 05/01/38?	449,776	456,118
3.99%, 08/01/42?	138,014	131,735
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 8.68% Cap), 3.69%, 09/01/42?	115,534	116,856
(Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 7.76% Cap), 3.44%, 07/01/43?	175,173	180,058
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 3.99%, 07/01/44?	38,176	36,393
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 3.99%, 10/01/44?	33,748	32,178
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.86% Cap), 3.84%, 06/01/45?	177,689	177,915
4.50%, 03/01/47	99,388	99,248
4.50%, 05/01/47	308,570	307,849
4.50%, 07/01/47	40,434	40,359
4.50%, 11/01/47	338,041	338,539
4.50%, 06/01/48	54,514	54,670
4.50%, 11/01/48	169,452	170,135
4.50%, 02/01/49	535,013	538,957
4.50%, 04/01/49	148,185	149,358
4.00%, 11/01/52	601,208	575,554
4.00%, 12/01/52	398,693	381,680
4.00%, 01/01/53	732,221	700,978
4.00%, 02/01/53	728,794	697,696
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 5.28%, 10/25/36?	106,031	104,681

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 5.40%, 10/25/37?	$338,164	$334,981
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	42,931	42,269
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 5.30%, 07/25/42?	108,833	106,213
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 3.90%, 06/25/55?	123,266	121,299
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 3.71%, 03/25/46?	541,158	531,399
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 3.90%, 07/25/46?	707,346	692,896
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	115,579	112,744
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 5.35%, 07/25/49?	471,789	458,820
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 3.77%, 09/25/49?	838,671	814,161
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 3.82%, 10/25/59?	861,480	849,340
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	714,714	684,072
	Par	Value
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 5.36%, 09/25/52?	$2,021,842	$1,984,250
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.02%, 10/25/30? IO γ	593,381	34,865
FHLMC Multifamily Structured Pass-Through Certificates, Series K727
2.95%, 07/25/24	3,222,847	3,147,431
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	231,656	223,447
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.80%), 5.36%, 08/25/33 144A ?	50,943	50,884
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 5.85%, 05/25/43?	317,061	312,461
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 4.54%, 07/25/44?	241,303	228,106
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Interest Rate + 1.30%), 5.46%, 06/16/70(U) 144A ?	462,651	571,578
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.86%, 06/25/34? γ	76,781	70,499
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	500,653
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A ? γ	1,265,545	1,233,490
FREMF Mortgage Trust, Series 2013-K31, Class B
3.63%, 07/25/46 144A ? γ	105,000	104,590
FREMF Mortgage Trust, Series 2015-K45, Class B
3.61%, 04/25/48 144A ? γ	250,000	242,743

	Par	Value
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	$227,178	$201,238
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 4.75%, 12/16/67(U) 144A ?	1,089,539	1,332,570
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.88%, 05/20/24?	2,027	2,022
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.63%, 07/20/25?	6,188	6,095
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.63%, 08/20/25?	2,022	1,991
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.75%, 11/20/25?	5,891	5,765
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.75%, 12/20/26?	12,756	12,544
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.63%, 07/20/27?	311	304
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.75%, 10/20/27?	5,084	4,972
8.50%, 10/15/29	14,406	14,393
8.50%, 04/15/30	1,299	1,296
8.50%, 05/15/30	40,758	41,058
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.88%, 05/20/30?	9,587	9,448
8.50%, 07/15/30	15,242	15,323
8.50%, 08/15/30	2,573	2,568
8.50%, 11/15/30	2,711	2,704
8.50%, 12/15/30	2,208	2,202
8.50%, 02/15/31	11,254	11,342
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 5.06%, 05/20/37?	47,416	47,153
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 5.17%, 02/20/61?	285,258	284,354
	Par	Value
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 5.14%, 05/20/63?	$658,186	$655,660
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 5.34%, 02/20/66?	4,459	4,420
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 5.34%, 10/20/66?	1,159,410	1,156,514
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	88,821	82,609
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.97%, 04/20/67?	1,521,837	1,519,912
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.97%, 04/20/67?	1,785,772	1,784,757
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	79,653	69,827
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 5.31%, 10/20/72?	1,079,093	1,074,606
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 5.39%, 11/25/45?	77,785	69,709
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.36%, 0.36% Floor), 5.21%, 01/25/37?	224,790	187,047
GS Mortgage Securities Corporation Trust, Series 2022-ECI, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.20% Floor), 7.02%, 08/15/39 144A ?	610,000	611,233
GS Mortgage Securities Corporation Trust, Series 2022-GTWY, Class A
(Floating, CME Term SOFR 1M + 3.40%, 3.19% Floor), 8.23%, 09/15/27 144A ?	1,600,000	1,593,151

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.75%, 03/15/28 144A ?	$440,000	$439,874
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 7.45%, 03/15/28 144A ?	375,000	375,125
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.16%, 08/10/44 144A ? γ	241,918	237,833
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	366,945
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A ? γ	170,440	146,428
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A ? γ	535,911	436,261
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.10%, 09/25/34? γ	57,646	54,672
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.05%, 09/25/35? γ	32,281	29,862
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 5.83%, 05/15/38 144A ?	429,000	418,870
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.05% on 05/25/23), 5.08%, 07/25/67 144A STEP	149,135	146,362
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 5.23%, 09/25/46?	267,452	221,742
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 5.39%, 06/25/37?	98,554	107,489
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	171,950
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 5.64%, 07/15/36 144A ?	702,974	692,660
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class A
(Floating, ICE LIBOR USD 1M + 0.76%, 0.76% Floor), 5.44%, 06/15/38 144A ?	$560,000	$543,023
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.75%, 02/25/35? γ	7,448	6,748
JP Morgan Mortgage Trust, Series 2016-2, Class A1
6.00%, 06/25/46 144A ? γ	112,770	104,859
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A ? γ	129,634	111,693
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 6.00% Cap), 5.62%, 06/25/50 144A ?	20,274	19,892
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A ?	167,612	153,457
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A ? γ	275,174	268,836
JP Morgan Mortgage Trust, Series 2021-7, Class A3
2.50%, 11/25/51 144A ? γ	1,062,202	862,046
JP Morgan Mortgage Trust, Series 2022-INV3, Class A3B
3.00%, 09/25/52 144A ? γ	365,242	311,966
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	107,382	105,301
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	274,329	262,179
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,450,864
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 5.48%, 05/15/36 144A ?	409,000	405,216
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 6.03%, 05/15/36 144A ?	136,000	132,772

	Par	Value
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.81% Floor), 5.64%, 03/15/38 144A ?	$982,970	$954,834
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor, 10.50% Cap), 5.19%, 12/25/36?	247,454	209,693
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
3.48%, 12/25/33? γ	25,578	24,047
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3
3.00%, 04/25/52 144A ? γ	441,693	375,065
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 5.90%, 12/15/34 144A ?	110,000	104,119
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	269,848	230,926
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	787,544	692,901
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 5.48%, 04/15/38 144A ?	480,000	464,811
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	432,517	426,557
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.05%, 04/15/47	285,000	280,510
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	124,379	122,570
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	688,787	669,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	917,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	511,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.65%, 12/15/49? IO γ	1,788,048	35,361
	Par	Value
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, ICE LIBOR USD 1M + 1.17%, 1.17% Floor), 5.85%, 12/15/23 144A ?	$1,000,000	$947,314
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 6.22%, 03/15/39 144A ?	590,000	582,156
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 6.65%, 03/15/35 144A ?	1,477,627	1,431,157
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,855,977	1,779,764
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A ? γ	553,405	516,058
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A ? γ	828,788	788,095
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	927,523	865,755
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A ? γ	405,052	374,392
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	1,150,330	1,079,870
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.16%, 04/25/34 144A ?	700,000	694,776
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, ICE LIBOR USD 1M + 0.90%), 5.75%, 01/25/60 144A ?	450,000	432,537
OBX Trust, Series 2022-INV3, Class A1
3.00%, 02/25/52 144A ? γ	199,323	169,256
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.81% Floor), 5.64%, 03/15/36 144A ?	1,900,000	1,791,476
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 5.63%, 01/15/36 144A ?	240,000	230,328

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 5.73%, 08/09/37 144A ?	$1,221,884	$1,167,025
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	308,457	257,426
Radnor RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 6.41%, 11/25/31 144A ?	286,419	285,382
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 5.80%, 07/25/36 144A ?	1,324,152	1,283,006
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Interest Rate + 1.25%), 5.42%, 06/20/70(U) 144A ?	621,900	766,081
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, ICE LIBOR USD 1M + 0.65%), 5.50%, 02/03/53 144A ?	694,393	691,111
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,040	3,959
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	573,319	538,389
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	209,941	201,713
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	256,995	247,005
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	22,403	20,874
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.34% on 05/25/23), 5.35%, 08/25/62 144A STEP	126,209	124,306
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 6.50%, 04/25/43 144A ?	78,364	78,366
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	166,322	156,420
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	116,545	102,992
Stratton Mortgage Funding, Series 2021-2A, Class A
(Floating, SONIA Interest Rate + 0.90%), 4.79%, 07/20/60(U) 144A ?	204,986	252,718
	Par	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 5.15%, 09/25/34?	$38,742	$32,639
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 5.26%, 07/19/35?	21,631	19,049
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 10.50% Cap), 5.41%, 02/25/36?	139,615	113,995
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 5.73%, 04/15/34 144A ?	1,700,000	1,653,669
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.01%, 05/15/37 144A ?	210,000	202,705
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.27% on 05/25/23), 6.51%, 07/25/37 STEP	168,793	67,834
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 5.04%, 10/20/51(U) 144A ?	757,235	935,242
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 5.24%, 07/20/45(U) 144A ?	1,614,002	1,983,093
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A ? γ	524,975	490,330
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,635,225	1,440,150
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	783,275	725,917
TPGI Trust, Series 2021-DGWD, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 5.38%, 06/15/26 144A ?	450,000	433,142
Trinity Square PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.85%), 4.71%, 07/15/59(U) 144A ?	942,098	1,159,876

	Par	Value
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	$540,000	$506,481
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	952,496	789,433
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	156,083	139,596
Verus Securitization Trust, Series 2022-3, Class A1
(Step to 4.10% on 05/25/23), 4.13%, 02/25/67 144A STEP	396,024	371,970
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 4.54%, 06/25/42?	2,405	2,145
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
4.17%, 08/25/33? γ	68,133	63,863
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 10.50% Cap), 5.47%, 01/25/45?	97,588	92,858
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 3.88%, 01/25/47?	140,372	120,732
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 4.12%, 06/25/46?	273,734	248,987
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.65%, 02/25/37? γ	110,157	92,522
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.35%, 05/25/37? γ	152,960	117,526
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 3.98%, 05/25/47?	36,657	4,775
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	476,835
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	435,000	416,532
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 6.26%, 01/15/59 144A ?	$2,000,000	$1,972,557
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A ? γ	68,215	59,062
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	141,128	139,171
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	89,478	88,712
Total Mortgage-Backed Securities (Cost $140,257,971)		133,944,474
MUNICIPAL BONDS ? 0.4%
California State Earthquake Authority, Revenue Bond, Series B
1.48%, 07/01/23	315,000	312,200
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	945,731
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	3,210,000	3,300,839
Total Municipal Bonds (Cost $4,525,000)		4,558,770
U.S. TREASURY OBLIGATIONS ? 34.7%
U.S. Treasury Bills
4.52%, 04/11/23Ω ??	61,000	60,938
4.54%, 04/25/23Ω	3,100,000	3,091,449
4.11%, 05/11/23Ω	7,700,000	7,662,252
3.96%, 05/16/23Ω ??	700,000	696,203
4.45%, 12/28/23Ω Δ	8,500,000	8,229,669
4.61%, 01/25/24Ω	4,815,000	4,639,967
		24,380,478
U.S. Treasury Notes
0.88%, 01/31/24Δ	16,500,000	15,979,220
1.50%, 02/29/24Δ	32,840,000	31,921,635
0.25%, 03/15/24	1,606,100	1,540,986
2.25%, 03/31/24	30,755,000	30,046,440
2.50%, 04/30/24	1,855,000	1,814,227
3.25%, 08/31/24Δ	7,951,000	7,832,046
4.25%, 09/30/24	11,695,000	11,684,036
4.38%, 10/31/24	6,565,000	6,573,847
0.75%, 11/15/24Δ	28,500,000	26,950,313
1.00%, 12/15/24	12,600,000	11,943,668
4.13%, 01/31/25Δ	1,805,000	1,804,718
1.50%, 02/15/25	1,851,000	1,763,873
2.63%, 04/15/25	7,245,000	7,042,649
2.75%, 05/15/25	11,930,000	11,620,333
2.88%, 06/15/25	1,980,000	1,933,748

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 07/15/25	$22,375,000	$21,902,153
3.13%, 08/15/25	20,575,000	20,194,443
3.50%, 09/15/25	15,505,000	15,359,944
4.25%, 10/15/25	2,630,000	2,650,855
4.50%, 11/15/25	3,439,000	3,490,383
4.00%, 12/15/25	20,320,000	20,402,153
3.88%, 01/15/26	18,840,000	18,848,095
4.00%, 02/15/26Δ	56,435,000	56,675,290
4.63%, 03/15/26	31,780,000	32,506,223
		362,481,278
Total U.S. Treasury Obligations (Cost $387,162,443)		386,861,756

Shares
MONEY MARKET FUNDS ? 3.7%
GuideStone Money Market Fund, 4.71% (Institutional Class)? ∞	26,166,965	26,166,965
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%? ?	13,756,810	$13,756,810
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	1,079,233	1,079,233
Total Money Market Funds (Cost $41,003,008)		41,003,008
TOTAL INVESTMENTS ?102.1% (Cost $1,163,620,608)		1,139,263,751
Liabilities in Excess of Other Assets ? (2.1)%		(22,928,426)
NET ASSETS ? 100.0%		$1,116,335,325

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2023	(40)	$(5,113,634)	$(113,378)
Euro-Bund	06/2023	(1)	(147,318)	(5,225)
Euro-Schatz	06/2023	(13)	(1,490,141)	(13,466)
10-Year Japanese Treasury Bond	06/2023	(6)	(6,693,429)	(133,732)
10-Year U.S. Treasury Note	06/2023	(67)	(7,699,766)	67,057
U.S. Treasury Long Bond	06/2023	(21)	(2,754,281)	(90,960)
Ultra 10-Year U.S. Treasury Note	06/2023	(101)	(12,235,203)	(393,577)
Ultra Long U.S. Treasury Bond	06/2023	(5)	(705,625)	(30,890)
2-Year U.S. Treasury Note	06/2023	1,548	319,589,437	3,023,374
5-Year U.S. Treasury Note	06/2023	(809)	(88,591,820)	(1,246,987)
3-Month CME SOFR	09/2023	251	59,690,937	163,150
3-Month CME SOFR	03/2024	(55)	(13,158,750)	7,024
Total Futures Contracts outstanding at March 31, 2023			$240,690,407	$1,232,390
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/16/23	U.S. Dollars	6,625,506	Australian Dollars	9,569,000	BNP	$218,281
05/02/23	U.S. Dollars	5,822,389	Japanese Yen	760,127,439	DEUT	67,738
04/04/23	Japanese Yen	358,674,550	U.S. Dollars	2,645,355	BNP	57,787
04/04/23	U.S. Dollars	5,744,086	Japanese Yen	760,000,000	BNP	16,364
04/03/23	U.S. Dollars	2,083,484	Canadian Dollars	2,800,000	HSBC	11,621
04/04/23	British Pounds	340,000	U.S. Dollars	412,701	BAR	6,758
04/04/23	Canadian Dollars	428,000	U.S. Dollars	310,671	DEUT	6,033
05/02/23	U.S. Dollars	8,246,923	British Pounds	6,676,000	BAR	5,916
05/02/23	Japanese Yen	181,489,378	U.S. Dollars	1,369,178	BNP	4,813
05/26/23	Canadian Dollars	1,500,000	U.S. Dollars	1,106,639	HSBC	4,262
04/05/23	U.S. Dollars	372,082	Canadian Dollars	500,000	HSBC	2,096

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/04/23	Canadian Dollars	514,894	U.S. Dollars	379,313	UBS	$1,689
05/16/23	Australian Dollars	1,342,000	U.S. Dollars	897,318	BNP	1,260
06/14/23	Canadian Dollars	96,000	U.S. Dollars	70,307	HSBC	814
Subtotal Appreciation						$405,432
06/21/23	U.S. Dollars	63,097	Japanese Yen	8,280,000	BOA	$(34)
06/21/23	U.S. Dollars	75,488	Euro	70,000	JPM	(786)
06/14/23	U.S. Dollars	69,796	Canadian Dollars	96,000	HSBC	(1,325)
05/30/23	U.S. Dollars	1,106,716	Canadian Dollars	1,500,000	HSBC	(4,268)
05/26/23	U.S. Dollars	1,106,359	Canadian Dollars	1,500,000	HSBC	(4,542)
06/21/23	U.S. Dollars	326,191	Canadian Dollars	448,000	CIBC	(5,747)
05/16/23	Australian Dollars	2,049,000	U.S. Dollars	1,381,204	DEUT	(9,231)
05/02/23	U.S. Dollars	1,680,534	Canadian Dollars	2,283,938	UBS	(10,199)
04/04/23	U.S. Dollars	3,247,136	Canadian Dollars	4,417,105	MSCS	(21,354)
06/21/23	U.S. Dollars	4,034,071	Euro	3,734,148	TD	(34,751)
06/21/23	U.S. Dollars	6,373,784	Euro	5,907,352	UBS	(63,015)
04/04/23	U.S. Dollars	2,652,461	Japanese Yen	361,000,000	DEUT	(68,207)
04/04/23	Japanese Yen	763,198,750	U.S. Dollars	5,822,389	DEUT	(70,560)
04/04/23	U.S. Dollars	8,494,550	British Pounds	7,016,000	HSBC	(161,109)
Subtotal Depreciation						$(455,128)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(49,696)
Swap Agreements outstanding at March 31, 2023:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers?Buy Protection
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2024	MSCS	USD	1,600,000	$(13,802)	$(35,993)	$22,191
						$(13,802)	$(35,993)	$22,191

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes?Buy Protection
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(1.00)%	12/20/2027	USD	2,500,000	$(29,781)	$(30,042)	$261
Subtotal Appreciation					$(29,781)	$(30,042)	$261
Markit CDX.NA.IG.40 Index (Pay Quarterly)	(1.00)%	6/20/2028	USD	38,250,000	$(447,190)	$(299,538)	$(147,652)
Subtotal Depreciation					$(447,190)	$(299,538)	$(147,652)
Net Centrally Cleared Credit Default Swaps on Credit Indexes?Buy Protection outstanding at March 31, 2023					$(476,971)	$(329,580)	$(147,391)
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS ? 1.8%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,415,994
3.30%, 05/19/32	1,310,000	1,237,250
2.85%, 03/28/34	2,880,000	2,560,349
1.70%, 04/23/35	3,800,000	2,943,788
3.08%, 03/30/37	1,770,000	1,524,999
Federal Home Loan Bank Discount Notes
4.73%, 05/26/23Ω	1,970,000	1,956,853
5.07%, 03/01/24Ω	2,090,000	2,005,352
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,519,862
0.65%, 10/27/25	7,200,000	6,609,014
0.80%, 10/28/26??	7,200,000	6,432,022
Federal National Mortgage Association
6.63%, 11/15/30	670,000	794,283
Tennessee Valley Authority
3.50%, 12/15/42	500,000	424,561
Tennessee Valley Authority Principal Strip
2.25%, 04/01/56Ω	1,000,000	211,900
Total Agency Obligations (Cost $39,153,054)		35,636,227
ASSET-BACKED SECURITIES ? 8.9%
522 Funding CLO, Ltd., Series 2020-6A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 5.97%, 10/23/34 144A ?	610,000	594,717
AB BSL CLO 4, Ltd., Series 2023-4A, Class A
(Floating, 2.00% - CME Term SOFR 3M, 2.00% Floor), 6.96%, 04/20/36 144A ?	320,000	320,000
ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.95%, 1.95% Floor), 6.76%, 01/20/32 144A ?	970,000	956,380
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 5.25%, 03/25/37?	2,285,734	1,016,078
	Par	Value
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A Δ	$1,366,850	$1,328,874
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	900,000	795,287
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	619,803	561,807
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,588,545	1,422,173
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34	2,238,333	1,848,243
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 5.52%, 01/25/36?	2,375,516	2,314,724
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 5.81%, 04/30/31 144A ?	710,000	702,513
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 6.01%, 04/15/33 144A ?	1,500,000	1,473,188
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 5.86%, 04/20/34 144A ?	540,000	529,102
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.01%, 01/15/37 144A ?	1,500,000	1,479,863
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,365,000	1,201,908
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 7.96%, 04/20/31 144A ?	750,000	676,027
Ballyrock CLO, Ltd., Series 2019-2A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 6.12%, 11/20/30 144A ?	490,000	479,864

	Par	Value
Barings Loan Partners CLO, Ltd., Series LP-3A, Class B
(Floating, CME Term SOFR 3M + 3.05%, 3.05% Floor), 7.70%, 07/20/33 144A ?	$1,000,000	$997,614
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 5.81%, 04/20/34 144A ?	1,500,000	1,466,980
BCRED MML CLO LLC, Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.29%, 04/20/35 144A ?	820,000	790,894
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	791,910	425,703
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,036,576	1,108,274
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, ICE LIBOR USD 3M + 1.26%, 1.26% Floor), 6.05%, 04/15/34 144A ?	400,000	391,744
BlueMountain CLO, Ltd., Series 2013-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.18%), 6.00%, 10/22/30 144A ?	2,269,540	2,247,934
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.19%, 07/15/39 144A ?	2,000,000	1,965,930
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, ICE LIBOR USD 1M + 0.15%, 0.15% Floor, 14.50% Cap), 5.00%, 01/25/37?	1,164,892	994,251
Carvana Auto Receivables Trust, Series 2022-P2, Class A2
3.33%, 07/10/25	1,090,679	1,083,733
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 5.91%, 07/17/34 144A ?	790,000	771,722
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	560,000	523,256
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.19%, 03/22/35 144A ?	1,250,000	1,250,125
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.62%, 1.62% Floor), 6.41%, 04/22/33 144A ?	1,000,000	978,222
	Par	Value
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.56%, 1.56% Floor), 6.35%, 07/23/33 144A ?	$1,250,000	$1,217,971
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,715,785	1,720,677
CIFC Funding, Ltd., Series 2022-3A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 6.06%, 04/21/35 144A ?	1,250,000	1,232,171
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 5.02% on 05/25/23), 5.03%, 03/25/36 STEP	2,078,532	1,116,643
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	71,667	63,618
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	782,236	680,504
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	224,533	196,228
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 7.70%, 08/09/24 144A ?	935,000	917,881
CVS Pass-Through Trust
6.94%, 01/10/30	428,723	442,162
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 5.60%, 03/25/34?	69,213	67,426
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 4.92%, 12/15/35?	18,095	17,355
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	1,310,470	1,169,504
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 5.83%, 04/15/34 144A ?	250,000	243,394
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 6.04%, 05/20/34 144A ?	6,500,000	6,350,377

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 6.02%, 05/20/34 144A ?	$480,000	$468,633
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 6.05%, 12/27/66 144A ?	710,512	694,154
Elmwood CLO 19, Ltd., Series 2022-6A, Class B1
(Floating, CME Term SOFR 3M + 3.05%, 3.05% Floor), 6.67%, 10/17/34 144A ?	1,000,000	999,977
Elmwood CLO 22, Ltd., Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 6.58%, 04/17/36 144A ?	1,200,000	1,193,525
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 6.03%, 04/15/33 144A ?	2,550,000	2,515,021
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,330	93,669
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 5.26%, 02/27/35 144A ?	317,085	288,252
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	135,880
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	228,559
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	229,859
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,457,680
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 6.41%, 02/23/39 144A ?	1,250,000	1,204,042
Fortress Credit Bsl X, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.47%, 1.47% Floor), 6.28%, 04/20/33 144A ?	2,190,000	2,157,216
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 7.35%, 10/18/33 144A ?	1,250,000	1,220,188
	Par	Value
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 7.56%, 06/19/37 144A ?	$1,800,000	$1,785,457
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.06%, 06/19/27 144A ?	550,000	542,313
FS Rialto Issuer LLC, Series 2022-FL6, Class AS
(Floating, CME Term SOFR 1M + 3.13%, 3.13% Floor), 7.82%, 08/17/37 144A ?	1,000,000	992,346
FS Rialto Issuer LLC, Series 2022-FL6, Class B
(Floating, CME Term SOFR 1M + 3.63%, 3.63% Floor), 8.32%, 08/17/37 144A ?	1,000,000	975,150
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class A
1.98%, 08/15/25 144A	665,220	657,750
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A2
2.52%, 05/16/25	1,243,610	1,230,068
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 5.91%, 10/29/29 144A ?	807,756	803,142
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.61%, 1.61% Floor), 6.43%, 07/25/33 144A ?	2,450,000	2,415,790
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, ICE LIBOR USD 3M + 1.38%, 1.38% Floor), 6.19%, 05/05/30 144A ?	390,630	386,964
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, ICE LIBOR USD 3M + 1.30%), 6.11%, 02/05/31 144A ?	2,500,000	2,466,328
Golub Capital Partners CLO 66B, Ltd., Series 2023-66A, Class A
(Floating, 1.95% - CME Term SOFR 3M, 1.95% Floor), 0.00%, 04/25/36 144A ?	320,000	318,640
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,921,964	1,520,382
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,879,288	1,690,149

	Par	Value
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 5.98%, 01/27/31 144A ?	$500,000	$495,990
Hardee's Funding LLC, Series 2018-1A, Class A2II
4.96%, 06/20/48 144A	1,432,500	1,364,682
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%), 6.01%, 05/25/34 144A ?	31,436	31,416
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class ARR
2.60%, 11/01/35 144A	733,352	605,673
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,173,957
HPS Loan Management, Ltd., Series 2021-16A, Class A1
(Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor), 5.96%, 01/23/35 144A ?	640,000	624,232
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.17%, 1.17% Floor), 5.97%, 07/28/34 144A ?	1,500,000	1,462,481
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	906,920	761,951
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	186,105	169,565
Jersey Mike's Funding, Series 2019-1A, Class A2
4.43%, 02/15/50 144A	49,625	46,256
Jersey Mike's Funding, Series 2021-1A, Class A2I
2.89%, 02/15/52 144A	348,250	306,061
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,818,345	1,540,957
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	66,029	60,342
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 6.56%, 10/20/34 144A ?	2,500,000	2,396,150
KKR CLO, Ltd., Series 32A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 6.11%, 01/15/32 144A ?	340,000	336,161
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 5.88%, 12/13/38 144A ?	750,000	726,900
	Par	Value
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 6.03%, 07/15/27 144A ?	$34,476	$34,480
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	1,923,796
LL ABS Trust, Series 2022-1A, Class A
3.76%, 11/15/29 144A	927,303	911,765
LoanCore Issuer, Ltd., Series 2019-CRE2, Class C
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 6.68%, 05/15/36 144A ?	250,000	245,810
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, ICE LIBOR USD 1M + 1.75%, 1.75% Floor), 6.43%, 07/15/36 144A ?	1,100,000	1,054,437
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor), 6.33%, 11/15/38 144A ?	940,000	885,218
Madison Avenue Secured Funding Trust, Series 2023-1, Class A1
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 6.78%, 03/04/24 144A ?	1,250,000	1,250,000
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 6.64%, 04/15/31 144A ?	500,000	481,849
MAPS Trust, Series 2021-1A, Class A
2.52%, 06/15/46 144A	377,315	331,337
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	1,958,424
MF1, Ltd., Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 5.81%, 07/16/36 144A ?	900,000	880,427
MF1, Ltd., Series 2022-FL10, Class C
(Floating, CME Term SOFR 1M + 4.48%, 4.48% Floor), 9.24%, 09/17/37 144A ?	1,250,000	1,237,258
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 5.53%, 10/25/35?	249,388	245,821
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 5.04%, 05/25/37?	1,443,006	1,002,509

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, ICE LIBOR USD 1M + 0.15%, 0.15% Floor), 5.00%, 11/25/36?	$4,881,896	$1,619,488
Mosaic Solar Loan Trust, Series 2021-1A, Class D
3.71%, 12/20/46 144A	307,016	268,789
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,849,643	1,619,896
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 5.02%, 06/25/37?	2,146,323	2,084,184
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, ICE LIBOR USD 1M + 1.45%), 6.13%, 07/16/40 144A ?	1,690,348	1,683,036
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 6.15%, 03/25/66 144A ?	2,169,456	2,157,562
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 5.90%, 06/25/69 144A ?	1,611,416	1,593,038
Nelnet Student Loan Trust, Series 2021-A, Class A2
(Floating, ICE LIBOR USD 1M + 1.03%), 5.79%, 04/20/62 144A ?	111,000	105,898
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 5.93%, 10/19/31 144A ?	750,000	741,136
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	652,330	589,252
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 5.76%, 04/15/31 144A ?	700,000	692,189
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 5.87%, 02/14/31 144A ?	530,000	522,912
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 5.15%, 05/25/37?	1,694,793	917,345
	Par	Value
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 6.61%, 04/20/32 144A ?	$600,000	$587,514
Owl Rock CLO, Ltd., Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.52%, 04/20/35 144A ?	500,000	493,699
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 6.56%, 10/15/30 144A ?	1,000,000	975,824
Palmer Square Loan Funding, Ltd., Series 2022-5A, Class A2
(Floating, CME Term SOFR 3M + 2.65%, 2.65% Floor), 7.31%, 01/15/31 144A ?	1,500,000	1,485,893
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 5.40%, 05/25/57 144A ?	284,174	277,868
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 6.00%, 09/25/65 144A ?	266,413	264,042
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 5.80%, 11/25/65 144A ?	246,230	240,951
Point Au Roche Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 5.89%, 07/20/34 144A ?	1,170,000	1,140,819
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	1,000,000	964,575
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.08%), 5.89%, 04/20/34 144A ?	340,000	331,708
REESE PARK CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 5.92%, 10/15/34 144A ?	1,350,000	1,318,432
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor, 10.28% Cap), 2.20%, 03/25/35?	74,785	72,443
Secured Tenant Site Contract Revenue Notes, Series 2018-1A, Class C
3.97%, 06/15/48 144A	992,942	983,988

	Par	Value
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor), 5.17%, 11/25/36?	$1,815,660	$525,879
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 5.03%, 02/25/37 144A ?	2,049,778	1,723,677
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,306,125	1,198,089
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 6.01%, 07/20/34 144A ?	4,200,000	4,092,540
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class A
1.35%, 09/20/38 144A	238,596	220,061
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,335,900	1,161,797
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 4.96%, 10/25/28?	57,027	56,932
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	298,846	267,909
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	1,218,428	1,069,649
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	660,000	592,631
SMB Private Education Loan Trust, Series 2021-C, Class B
2.30%, 01/15/53 144A	580,000	518,254
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	1,285,900	1,190,033
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	788,000	604,994
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 5.92%, 07/26/31 144A ?	500,000	492,992
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 5.13%, 06/25/37?	1,631,823	1,107,949
	Par	Value
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	$917,279	$855,312
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,011,581
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	1,625,670	1,502,613
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor), 5.63%, 02/25/35 144A ?	1,952,317	1,888,173
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, ICE LIBOR USD 1M + 0.63%, 0.63% Floor), 5.48%, 11/25/37?	2,430,611	2,332,982
STWD, Ltd., Series 2022-FL3, Class E
(Floating, U.S. 30-Day Average SOFR + 3.25%, 3.25% Floor), 7.81%, 11/15/38 144A ?	1,210,000	1,128,550
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,159,534	1,733,394
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	649,729	641,696
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	612,625	600,468
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,246,875	1,053,517
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	1,195,200	1,028,743
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 6.13%, 07/20/32 144A ?	2,900,000	2,858,160
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	798,806	713,452
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	588,552	510,165
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	588,552	525,262
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,659,973	1,657,180

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	$92,267	$86,251
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	158,035	140,711
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 6.07%, 04/15/33 144A ?	2,525,000	2,478,306
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.19%), 5.98%, 10/18/31 144A ?	500,000	493,558
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.04%), 5.85%, 04/20/34 144A ?	490,000	479,933
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 5.94%, 10/15/31 144A ?	1,250,000	1,237,064
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 5.85%, 04/15/31 144A ?	1,700,000	1,680,970
Voya CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 2.95%, 2.95% Floor), 7.59%, 07/20/34 144A ?	1,500,000	1,501,866
Voya CLO, Series 2017-2A, Class A2AR
(Floating, ICE LIBOR USD 3M + 1.65%, 1.65% Floor), 6.44%, 06/07/30 144A ?	500,000	487,856
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	196,550	166,847
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.17%), 5.98%, 07/20/32 144A ?	6,900,000	6,754,803
Wellfleet CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 6.76%, 10/18/35 144A ?	1,250,000	1,250,111
Wendy's Funding LLC, Series 2019-1A, Class A2II
4.08%, 06/15/49 144A	650,206	595,118
Whitebox CLO II, Ltd., Series 2020-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 6.04%, 10/24/34 144A ?	650,000	635,740
	Par	Value
Whitebox CLO III, Ltd., Series 2021-3A, Class A1
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 6.01%, 10/15/34 144A ?	$780,000	$763,492
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 8.44%, 10/15/31 144A ?	750,000	675,137
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,382,500	1,217,441
Total Asset-Backed Securities (Cost $187,974,475)		180,592,399
COMMERCIAL PAPER ? 0.1%
Bank of Montreal
3.84%, 07/12/23Ω (Cost $925,790)	936,000	922,572
CORPORATE BONDS ? 26.7%
3M Co.
2.38%, 08/26/29Δ	70,000	61,916
3.05%, 04/15/30Δ	50,000	45,756
3.70%, 04/15/50Δ	570,000	468,102
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	617,469
Abbott Laboratories
4.75%, 11/30/36	170,000	176,761
4.90%, 11/30/46	390,000	401,581
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A Δ	100,000	105,051
Acuity Brands Lighting, Inc.
2.15%, 12/15/30	750,000	612,214
Adobe, Inc.
2.30%, 02/01/30	650,000	577,601
Adventist Health System
2.95%, 03/01/29	160,000	142,526
AEP Texas, Inc.
3.95%, 06/01/28	30,000	28,906
Aetna, Inc.
2.80%, 06/15/23	50,000	49,766
Air Lease Corporation
3.38%, 07/01/25	1,180,000	1,125,153
2.88%, 01/15/26	950,000	886,435
3.75%, 06/01/26	875,000	827,942
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ Δ ^	600,000	409,500
5.30%, 02/01/28	300,000	296,323
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,203,882
3.38%, 08/15/31	325,000	288,624
5.15%, 04/15/53	600,000	550,730
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	388,502

	Par	Value
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	$175,000	$174,424
4.25%, 06/15/28 144A	75,000	71,775
Allied Universal Holdco LLC
6.63%, 07/15/26 144A	10,000	9,620
Allstate Corporation (The)
0.75%, 12/15/25	70,000	62,920
Ally Financial, Inc.
1.45%, 10/02/23	250,000	241,666
Alphabet, Inc.
0.45%, 08/15/25	60,000	55,059
1.10%, 08/15/30	150,000	122,856
1.90%, 08/15/40	140,000	98,253
2.05%, 08/15/50	90,000	57,297
Amazon.com, Inc.
3.30%, 04/13/27	100,000	96,828
1.20%, 06/03/27	60,000	53,289
3.45%, 04/13/29	220,000	211,789
1.50%, 06/03/30	190,000	158,040
2.10%, 05/12/31	170,000	145,386
3.60%, 04/13/32Δ	850,000	807,961
4.80%, 12/05/34	75,000	78,112
3.88%, 08/22/37	1,955,000	1,821,027
4.95%, 12/05/44	220,000	226,990
4.05%, 08/22/47	290,000	263,473
2.50%, 06/03/50	310,000	210,383
4.25%, 08/22/57	160,000	145,977
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,349,814
American Equity Investment Life Holding Co.
5.00%, 06/15/27	1,250,000	1,251,267
American Express Co.
3.38%, 05/03/24	210,000	205,939
2.50%, 07/30/24	995,000	961,290
4.05%, 05/03/29	540,000	526,974
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	45,000	43,053
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	297,928
2.38%, 07/15/31	205,000	163,675
American International Group, Inc.
2.50%, 06/30/25	100,000	94,660
3.40%, 06/30/30	250,000	224,478
American National Group, Inc.
6.14%, 06/13/32 144A	600,000	583,658
American Tower Corporation REIT
3.38%, 05/15/24Δ	825,000	807,876
3.38%, 10/15/26	1,500,000	1,422,184
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	260,000	219,133
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,136,586
AmerisourceBergen Corporation
3.45%, 12/15/27Δ	325,000	307,897
Amgen, Inc.
3.63%, 05/22/24	50,000	49,309
	Par	Value
5.25%, 03/02/30	$1,278,000	$1,307,562
4.20%, 03/01/33Δ	900,000	863,207
5.25%, 03/02/33	1,295,000	1,331,190
4.66%, 06/15/51Δ	34,000	30,924
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	180,000
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,870,841
Apple, Inc.
1.13%, 05/11/25Δ	630,000	591,525
2.45%, 08/04/26	955,000	909,505
2.40%, 08/20/50Δ	55,000	36,938
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	585,053
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	202,215
Archer-Daniels-Midland Co.
3.25%, 03/27/30Δ	150,000	139,785
Ares Capital Corporation
2.88%, 06/15/28Δ	30,000	24,699
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	1,800,000	1,519,142
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	307,153
Assurant, Inc.
6.10%, 02/27/26Δ	800,000	816,372
AT&T, Inc.
1.70%, 03/25/26	10,000	9,205
2.30%, 06/01/27	430,000	394,191
1.65%, 02/01/28	540,000	474,599
2.75%, 06/01/31Δ	175,000	150,887
2.25%, 02/01/32	275,000	224,936
2.55%, 12/01/33	3,819,000	3,073,956
4.90%, 08/15/37	200,000	191,503
5.35%, 09/01/40	80,000	79,427
3.50%, 06/01/41	400,000	316,024
5.55%, 08/15/41Δ	40,000	40,695
4.35%, 06/15/45	94,000	80,636
4.75%, 05/15/46	65,000	58,746
5.15%, 11/15/46	125,000	120,583
4.50%, 03/09/48	207,000	179,302
3.65%, 06/01/51	725,000	549,971
3.50%, 09/15/53	2,223,000	1,616,788
3.55%, 09/15/55	301,000	216,442
3.80%, 12/01/57	90,000	66,970
3.65%, 09/15/59	127,000	90,915
AutoNation, Inc.
4.50%, 10/01/25	400,000	391,235
1.95%, 08/01/28	150,000	124,276
4.75%, 06/01/30	225,000	211,674
Avangrid, Inc.
3.20%, 04/15/25	275,000	263,400
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	1,976,038
1.95%, 01/30/26 144A	400,000	356,066

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ball Corporation
3.13%, 09/15/31Δ	$280,000	$231,970
Bank of America Corporation
4.00%, 04/01/24	420,000	415,410
(Floating, ICE LIBOR USD 3M + 0.96%), 5.78%, 07/23/24?	900,000	899,880
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	293,625
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ Δ ^	150,000	150,000
4.00%, 01/22/25	440,000	430,209
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25Δ ^	2,235,000	2,152,025
4.45%, 03/03/26	420,000	410,528
3.50%, 04/19/26	600,000	577,216
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	54,891
4.25%, 10/22/26	480,000	465,430
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	997,639
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	700,000	596,846
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	70,000	63,429
(Variable, ICE LIBOR USD 3M + 1.06%), 3.56%, 04/23/27^	65,000	61,789
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	70,000	62,827
3.25%, 10/21/27	875,000	825,065
4.18%, 11/25/27Δ	950,000	918,868
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	20,000	18,211
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	808,849
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	368,000	342,206
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	1,190,000	1,128,018
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	505,891
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	435,324
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	63,576
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	1,010,000	855,925
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	922,943
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	609,025
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	1,550,000	1,267,913
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	1,285,000	1,082,948
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	1,014,568
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	600,000	593,860
6.11%, 01/29/37	500,000	526,919
5.00%, 01/21/44	490,000	471,384
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	$270,000	$219,630
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	146,049
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	670,000	551,617
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51Δ ^	230,000	150,524
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ Δ ^	700,000	578,970
Banner Health
2.34%, 01/01/30	865,000	749,315
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	157,690
Baxter International, Inc.
1.92%, 02/01/27	367,000	328,651
3.13%, 12/01/51Δ	25,000	16,249
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	247,413
Becton, Dickinson and Co.
3.36%, 06/06/24	377,000	370,178
3.73%, 12/15/24	47,000	45,975
2.82%, 05/20/30	650,000	580,347
4.69%, 12/15/44	83,000	77,338
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	725,000	688,760
3.70%, 07/15/30	400,000	380,065
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	725,000	623,546
4.25%, 01/15/49	350,000	323,345
Berkshire Hathaway, Inc.
3.13%, 03/15/26	65,000	63,350
Berry Global, Inc.
1.57%, 01/15/26	2,475,000	2,248,520
Biogen, Inc.
3.15%, 05/01/50	25,000	17,432
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32	250,000	226,357
Black Hills Corporation
2.50%, 06/15/30	490,000	407,704
BlackRock, Inc.
2.40%, 04/30/30Δ	70,000	61,472
Blackstone Secured Lending Fund
2.85%, 09/30/28	35,000	28,757
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,377,091
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	602,588
Boeing Co. (The)
1.43%, 02/04/24	920,000	889,127
4.88%, 05/01/25	450,000	449,306
2.20%, 02/04/26	145,000	134,597
2.70%, 02/01/27	70,000	64,531

	Par	Value
5.04%, 05/01/27	$1,250,000	$1,259,898
5.15%, 05/01/30	1,820,000	1,832,324
3.25%, 02/01/35	1,610,000	1,316,307
6.63%, 02/15/38	210,000	229,720
3.55%, 03/01/38	70,000	55,703
5.71%, 05/01/40	1,145,000	1,159,472
3.85%, 11/01/48	25,000	18,729
5.81%, 05/01/50	480,000	483,867
5.93%, 05/01/60	100,000	100,081
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	789,540
3.40%, 06/21/29	50,000	41,017
2.55%, 04/01/32Δ	1,100,000	785,313
BP Capital Markets America, Inc.
3.12%, 05/04/26	515,000	495,865
4.23%, 11/06/28	150,000	148,782
3.63%, 04/06/30	270,000	256,369
3.00%, 02/24/50	550,000	390,121
Brighthouse Financial, Inc.
5.63%, 05/15/30Δ	5,000	4,834
4.70%, 06/22/47	15,000	10,983
Bristol-Myers Squibb Co.
3.20%, 06/15/26	5,000	4,835
Broadcom, Inc.
4.00%, 04/15/29 144A	60,000	56,180
5.00%, 04/15/30Δ	5,000	4,970
2.45%, 02/15/31 144A	2,000,000	1,638,357
4.15%, 04/15/32 144A	420,000	382,904
3.42%, 04/15/33 144A	900,000	753,677
3.47%, 04/15/34 144A	2,415,000	1,985,262
3.14%, 11/15/35 144A	2,333,000	1,796,032
3.19%, 11/15/36 144A	28,000	21,243
3.50%, 02/15/41 144A	325,000	245,445
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32 144A	1,250,000	1,200,872
Brown & Brown, Inc.
4.95%, 03/17/52	5,000	4,284
Brunswick Corporation
2.40%, 08/18/31	5,000	3,798
5.10%, 04/01/52	10,000	7,378
Builders FirstSource, Inc.
4.25%, 02/01/32 144A	20,000	17,446
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	70,000	49,124
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	62,305
3.30%, 01/15/35 144A	460,000	396,311
Capital One Financial Corporation
3.50%, 06/15/23	325,000	323,404
3.30%, 10/30/24	345,000	329,578
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	70,000	60,343
(Variable, U.S. SOFR + 2.06%), 4.93%, 05/10/28^	25,000	24,041
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,133,970
Cardinal Health, Inc.
4.37%, 06/15/47	20,000	16,653
	Par	Value
Carrier Global Corporation
2.49%, 02/15/27Δ	$550,000	$511,353
2.72%, 02/15/30	650,000	569,103
3.58%, 04/05/50	20,000	15,171
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 144A Δ	100,000	88,001
Caterpillar Financial Services Corporation
1.15%, 09/14/26	5,000	4,498
CCO Holdings LLC
4.75%, 02/01/32 144A Δ	770,000	647,653
4.50%, 05/01/32	10,000	8,189
4.50%, 06/01/33 144A	980,000	790,140
CDW LLC
3.57%, 12/01/31Δ	700,000	602,721
Celanese U.S. Holdings LLC
6.33%, 07/15/29Δ	30,000	30,361
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	197,755
Central Parent, Inc.
7.25%, 06/15/29 144A	600,000	590,267
CH Robinson Worldwide, Inc.
4.20%, 04/15/28Δ	1,500,000	1,444,353
Charles Schwab Corporation (The)
0.90%, 03/11/26	5,000	4,390
1.15%, 05/13/26Δ	5,000	4,396
3.25%, 05/22/29	10,000	8,907
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	788,750
Charter Communications Operating LLC
4.91%, 07/23/25	2,020,000	2,000,656
4.20%, 03/15/28	310,000	293,584
2.25%, 01/15/29	2,300,000	1,919,430
5.05%, 03/30/29	465,000	448,935
4.40%, 04/01/33Δ	350,000	310,876
6.38%, 10/23/35	475,000	473,633
5.38%, 04/01/38	530,000	462,560
3.50%, 03/01/42Δ	120,000	81,179
6.48%, 10/23/45	90,000	85,363
5.38%, 05/01/47	30,000	24,781
5.13%, 07/01/49	120,000	95,110
4.80%, 03/01/50	140,000	106,846
Cheniere Energy Partners LP
4.00%, 03/01/31Δ	170,000	151,467
3.25%, 01/31/32	80,000	66,167
Chevron Corporation
1.55%, 05/11/25	190,000	179,252
2.00%, 05/11/27	100,000	91,643
Chevron U.S.A., Inc.
3.85%, 01/15/28Δ	550,000	543,270
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,348,484
Chubb INA Holdings, Inc.
3.35%, 05/03/26	120,000	116,158
Ciena Corporation
4.00%, 01/31/30 144A	400,000	348,360

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cigna Group (The)
3.75%, 07/15/23Δ	$293,000	$291,605
4.13%, 11/15/25	60,000	59,058
4.38%, 10/15/28	510,000	502,850
2.40%, 03/15/30	550,000	477,346
2.38%, 03/15/31	1,100,000	928,576
4.80%, 08/15/38	1,035,000	1,003,741
3.20%, 03/15/40	675,000	529,539
3.88%, 10/15/47	35,000	28,416
4.90%, 12/15/48	1,250,000	1,177,330
Cintas Corporation No. 2
3.70%, 04/01/27	190,000	184,426
4.00%, 05/01/32	140,000	134,703
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	81,909
Citigroup, Inc.
3.50%, 05/15/23	220,000	219,288
(Variable, ICE LIBOR USD 3M + 4.07%), 8.87%, 07/30/23? ρ Δ	170,000	169,150
(Variable, U.S. SOFR + 1.67%), 1.68%, 05/15/24Δ ^	290,000	288,825
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ Δ ^	350,000	326,618
4.40%, 06/10/25	100,000	97,552
5.50%, 09/13/25	490,000	489,596
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	190,000	181,776
3.40%, 05/01/26	1,250,000	1,193,879
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ Δ ^	150,000	144,000
4.30%, 11/20/26	575,000	556,803
(Variable, U.S. SOFR + 0.77%), 1.12%, 01/28/27^	60,000	53,528
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	70,000	62,207
4.45%, 09/29/27	1,230,000	1,193,656
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	60,000	55,842
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ ^	1,200,000	1,183,992
(Variable, U.S. SOFR + 1.89%), 4.66%, 05/24/28Δ ^	230,000	227,370
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	142,218
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	710,000	674,555
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	790,000	666,991
6.63%, 06/15/32	50,000	53,699
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	860,000	700,726
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	540,000	484,574
(Variable, U.S. SOFR + 2.09%), 4.91%, 05/24/33^	580,000	569,604
8.13%, 07/15/39	260,000	335,755
4.65%, 07/30/45	294,000	267,878
	Par	Value
4.65%, 07/23/48	$160,000	$148,552
Citizens Bank NA
(Variable, U.S. SOFR + 2.00%), 4.58%, 08/09/28^	1,250,000	1,136,034
Clorox Co. (The)
1.80%, 05/15/30	5,000	4,146
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	565,879
Coca-Cola Co. (The)
1.45%, 06/01/27Δ	265,000	240,734
2.50%, 06/01/40	20,000	15,365
2.60%, 06/01/50Δ	130,000	93,265
Cogent Communications Group, Inc.
7.00%, 06/15/27 144A	600,000	595,440
Comcast Corporation
3.38%, 08/15/25Δ	275,000	268,751
3.95%, 10/15/25	477,000	471,839
3.30%, 02/01/27Δ	344,000	331,999
3.30%, 04/01/27	750,000	721,339
4.15%, 10/15/28	1,080,000	1,068,894
3.40%, 04/01/30	520,000	486,442
4.25%, 10/15/30	520,000	509,791
7.05%, 03/15/33Δ	50,000	59,316
5.65%, 06/15/35	420,000	451,224
6.50%, 11/15/35	7,000	8,060
3.90%, 03/01/38	30,000	26,895
3.25%, 11/01/39	400,000	325,017
3.75%, 04/01/40	265,000	227,839
3.40%, 07/15/46	50,000	38,843
4.00%, 08/15/47	360,000	305,823
3.97%, 11/01/47Δ	60,000	50,537
4.00%, 03/01/48	40,000	33,914
4.70%, 10/15/48	100,000	94,772
4.00%, 11/01/49	40,000	33,649
3.45%, 02/01/50Δ	100,000	77,373
2.80%, 01/15/51Δ	160,000	108,230
2.89%, 11/01/51	450,000	307,603
2.94%, 11/01/56	135,000	90,020
4.95%, 10/15/58Δ	40,000	38,793
CommonSpirit Health
4.35%, 11/01/42Δ	40,000	34,558
6.46%, 11/01/52Δ	1,005,000	1,155,153
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	254,184
3.13%, 03/15/51	50,000	35,988
CommScope, Inc.
6.00%, 03/01/26 144A	130,000	125,607
4.75%, 09/01/29 144A	10,000	8,345
Conagra Brands, Inc.
5.40%, 11/01/48	5,000	4,903
ConocoPhillips Co.
6.95%, 04/15/29Δ	220,000	247,925

	Par	Value
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	$130,000	$119,877
3.95%, 04/01/50	140,000	116,248
Constellation Energy Generation LLC
3.25%, 06/01/25	1,600,000	1,543,480
5.60%, 06/15/42	20,000	19,747
Continental Resources, Inc.
4.50%, 04/15/23Δ	556,000	555,312
2.27%, 11/15/26 144A	10,000	8,890
4.38%, 01/15/28	320,000	301,854
5.75%, 01/15/31 144A	210,000	201,940
4.90%, 06/01/44	190,000	147,333
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52 144A Δ ^	200,000	178,681
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	524,358
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	467,215
Coterra Energy, Inc.
3.90%, 05/15/27	660,000	630,366
4.38%, 03/15/29	650,000	618,667
Crestwood Midstream Partners LP
5.63%, 05/01/27 144A	200,000	192,924
CRH America Finance, Inc.
3.40%, 05/09/27 144A Δ	2,100,000	1,987,462
3.95%, 04/04/28 144A	500,000	479,852
Crown Castle, Inc. REIT
3.15%, 07/15/23	725,000	720,583
4.45%, 02/15/26	50,000	49,377
CSC Holdings LLC
3.38%, 02/15/31 144A Δ	980,000	678,846
4.50%, 11/15/31 144A	1,120,000	808,606
CSX Corporation
3.80%, 03/01/28Δ	850,000	827,987
4.10%, 11/15/32Δ	500,000	482,224
3.80%, 04/15/50	300,000	244,491
CubeSmart LP REIT
2.25%, 12/15/28	55,000	47,282
2.50%, 02/15/32	305,000	245,153
Cummins, Inc.
2.60%, 09/01/50	30,000	19,606
CVS Health Corporation
2.63%, 08/15/24	205,000	198,808
3.88%, 07/20/25	113,000	111,022
3.00%, 08/15/26	20,000	19,095
3.63%, 04/01/27	200,000	192,831
4.30%, 03/25/28	580,000	569,924
3.75%, 04/01/30	1,090,000	1,020,579
1.88%, 02/28/31	70,000	56,732
2.13%, 09/15/31Δ	2,440,000	1,996,167
4.78%, 03/25/38	825,000	787,046
4.13%, 04/01/40	460,000	396,046
2.70%, 08/21/40	700,000	501,326
5.13%, 07/20/45	290,000	275,363
	Par	Value
5.05%, 03/25/48	$1,240,000	$1,161,222
4.25%, 04/01/50	80,000	66,939
Darling Ingredients, Inc.
6.00%, 06/15/30 144A Δ	325,000	324,188
Deere & Co.
3.10%, 04/15/30	50,000	46,122
3.75%, 04/15/50Δ	480,000	426,979
Dell International LLC
5.45%, 06/15/23	735,000	734,754
5.85%, 07/15/25	18,000	18,303
6.02%, 06/15/26	900,000	924,142
5.30%, 10/01/29	125,000	126,032
8.35%, 07/15/46	29,000	35,373
3.45%, 12/15/51 144A	10,000	6,518
Delta Air Lines, Inc.
4.50%, 10/20/25 144A	531,626	523,034
4.75%, 10/20/28 144A	860,000	830,630
Devon Energy Corporation
5.85%, 12/15/25	310,000	315,163
5.25%, 10/15/27	38,000	38,025
4.50%, 01/15/30	32,000	30,592
5.60%, 07/15/41Δ	477,000	457,588
4.75%, 05/15/42	710,000	619,023
5.00%, 06/15/45Δ	1,110,000	988,177
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	1,225,000	1,176,523
2.60%, 11/15/29	225,000	201,438
Diamondback Energy, Inc.
3.25%, 12/01/26	90,000	85,332
3.50%, 12/01/29	310,000	283,626
6.25%, 03/15/33	30,000	31,723
Discover Financial Services
3.75%, 03/04/25	450,000	424,410
4.50%, 01/30/26	60,000	57,916
6.70%, 11/29/32	10,000	10,320
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,597,504
DISH DBS Corporation
5.88%, 11/15/24	170,000	151,776
7.75%, 07/01/26	150,000	99,155
5.25%, 12/01/26 144A	120,000	95,972
5.75%, 12/01/28 144A	20,000	14,963
5.13%, 06/01/29Δ	140,000	74,701
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	319,126
4.20%, 05/15/28Δ	400,000	389,741
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	655,127
3.38%, 04/01/30	225,000	204,725
2.25%, 08/15/31	2,300,000	1,895,700
Dow Chemical Co. (The)
6.30%, 03/15/33	25,000	27,222
Duke Energy Corporation
3.75%, 04/15/24	200,000	197,741
3.15%, 08/15/27Δ	550,000	517,308
4.30%, 03/15/28	65,000	63,793
2.45%, 06/01/30	1,800,000	1,535,237

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Duke Energy Florida LLC
2.50%, 12/01/29	$1,600,000	$1,410,503
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	331,796
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	2,091,082
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	349,722
4.73%, 11/15/28	350,000	353,478
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	102,264
Eaton Corporation
4.15%, 03/15/33	775,000	750,135
4.15%, 11/02/42	200,000	177,348
eBay, Inc.
6.30%, 11/22/32Δ	15,000	16,317
Ecolab, Inc.
2.75%, 08/18/55	68,000	43,669
Elevance Health, Inc.
3.35%, 12/01/24Δ	130,000	126,983
3.65%, 12/01/27	190,000	183,702
4.10%, 05/15/32	640,000	612,538
4.55%, 05/15/52	180,000	162,763
6.10%, 10/15/52	25,000	27,933
Emera U.S. Finance LP
4.75%, 06/15/46	5,000	4,064
Emory University
1.57%, 09/01/25	1,600,000	1,486,403
2.14%, 09/01/30	1,170,000	999,019
Enbridge Energy Partners LP
7.50%, 04/15/38	15,000	17,479
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,516,077
Energy Transfer LP
(Variable, ICE LIBOR USD 3M + 4.03%), 8.89%, 04/20/23? ρ Δ	60,000	53,439
4.20%, 09/15/23Δ	625,000	622,807
4.50%, 11/01/23	310,000	307,371
4.25%, 04/01/24Δ	100,000	98,749
4.50%, 04/15/24	230,000	227,316
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ ^	280,000	247,479
5.95%, 12/01/25	300,000	304,935
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.69%), 6.50%, 11/15/26ρ ^	60,000	52,950
5.50%, 06/01/27	675,000	682,849
4.95%, 05/15/28	900,000	887,835
4.95%, 06/15/28	110,000	109,331
5.25%, 04/15/29	1,830,000	1,824,762
3.75%, 05/15/30	990,000	914,458
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.31%), 7.13%, 05/15/30ρ ^	360,000	303,660
5.75%, 02/15/33	1,300,000	1,332,825
5.30%, 04/01/44	20,000	17,732
6.13%, 12/15/45	20,000	19,371
5.30%, 04/15/47	125,000	109,764
	Par	Value
5.40%, 10/01/47	$50,000	$44,519
6.00%, 06/15/48	55,000	52,659
6.25%, 04/15/49	475,000	471,490
EnLink Midstream LLC
5.38%, 06/01/29	100,000	96,348
Entegris Escrow Corporation
5.95%, 06/15/30 144A	650,000	630,656
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,208,744
4.75%, 09/15/52	25,000	23,525
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	583,678
3.13%, 07/31/29	100,000	91,687
2.80%, 01/31/30	420,000	372,760
7.55%, 04/15/38	50,000	58,681
5.70%, 02/15/42	60,000	61,725
4.85%, 03/15/44	550,000	511,128
4.80%, 02/01/49	30,000	27,555
4.20%, 01/31/50	680,000	577,664
3.70%, 01/31/51	220,000	170,593
3.95%, 01/31/60	20,000	15,724
(Variable, ICE LIBOR USD 3M + 2.57%), 5.38%, 02/15/78^	330,000	265,713
EOG Resources, Inc.
4.15%, 01/15/26Δ	160,000	158,548
4.38%, 04/15/30Δ	40,000	39,892
3.90%, 04/01/35	260,000	238,782
4.95%, 04/15/50Δ	490,000	494,490
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,046,993
3.60%, 11/15/31	2,300,000	1,724,097
EQM Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,636,821
5.50%, 07/15/28	20,000	18,191
EQT Corporation
6.13%, 02/01/25	20,000	20,139
3.13%, 05/15/26 144A	10,000	9,258
3.90%, 10/01/27	1,050,000	987,961
5.00%, 01/15/29	100,000	94,945
7.00%, 02/01/30Δ	35,000	36,668
3.63%, 05/15/31 144A Δ	210,000	182,225
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,812,463
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,637,199
1.55%, 03/15/28Δ	2,200,000	1,864,779
3.00%, 07/15/50Δ	10,000	6,538
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,499,751
Exelon Corporation
3.40%, 04/15/26	5,000	4,808
4.05%, 04/15/30	325,000	310,450
5.63%, 06/15/35	415,000	433,191
4.70%, 04/15/50	25,000	22,700
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,080,939
4.63%, 08/01/27Δ	525,000	514,976

	Par	Value
3.80%, 02/15/28	$300,000	$284,444
2.95%, 03/15/31Δ	635,000	530,445
Exxon Mobil Corporation
1.57%, 04/15/23	30,000	29,955
2.99%, 03/19/25Δ	420,000	409,125
3.04%, 03/01/26	795,000	772,078
3.48%, 03/19/30	540,000	516,545
4.11%, 03/01/46	230,000	207,710
4.33%, 03/19/50	190,000	175,715
3.45%, 04/15/51	20,000	15,953
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,184,065
Federal Realty Investment Trust REIT
3.50%, 06/01/30Δ	1,900,000	1,678,788
FedEx Corporation
4.55%, 04/01/46	5,000	4,406
4.05%, 02/15/48	380,000	309,322
Fidelity National Financial, Inc.
3.40%, 06/15/30Δ	35,000	30,661
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	1,959,469
5.63%, 07/15/52	600,000	577,187
Fifth Third Bancorp
2.38%, 01/28/25Δ	375,000	349,137
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	45,000	45,339
(Variable, U.S. SOFR Index + 2.13%), 4.77%, 07/28/30Δ ^	1,225,000	1,134,078
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	550,000	500,097
Fiserv, Inc.
4.20%, 10/01/28	375,000	364,074
5.60%, 03/02/33	150,000	155,652
Five Corners Funding Trust III
5.79%, 02/15/33 144A	200,000	205,455
Florida Power & Light Co.
3.80%, 12/15/42	425,000	362,545
Ford Motor Co.
3.25%, 02/12/32Δ	600,000	472,420
6.10%, 08/19/32Δ	220,000	213,501
Ford Motor Credit Co. LLC
3.37%, 11/17/23Δ	1,900,000	1,866,308
4.95%, 05/28/27	580,000	554,074
2.90%, 02/16/28	380,000	327,172
2.90%, 02/10/29	200,000	165,839
5.11%, 05/03/29	220,000	206,845
7.35%, 03/06/30	300,000	308,550
4.00%, 11/13/30	1,220,000	1,038,351
Fort Benning Family Communities LLC
6.09%, 01/15/51 144A	1,158,933	1,151,241
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	1,250,000	1,121,360
Fox Corporation
4.03%, 01/25/24	300,000	296,824
4.71%, 01/25/29	250,000	247,954
3.50%, 04/08/30	125,000	114,346
	Par	Value
5.48%, 01/25/39	$255,000	$244,465
5.58%, 01/25/49	15,000	14,354
Freeport-McMoRan, Inc.
4.55%, 11/14/24	10,000	9,954
5.45%, 03/15/43	367,000	343,701
GA Global Funding Trust
1.25%, 12/08/23 144A	2,300,000	2,231,010
2.90%, 01/06/32 144A	1,450,000	1,158,468
Garden Spinco Corporation
8.63%, 07/20/30 144A	600,000	641,697
GATX Corporation
4.90%, 03/15/33	1,200,000	1,164,682
GE HealthCare Technologies, Inc.
6.38%, 11/22/52 144A	320,000	358,203
General Dynamics Corporation
3.50%, 05/15/25	40,000	39,239
4.25%, 04/01/40	30,000	28,361
4.25%, 04/01/50	160,000	149,878
General Electric Co.
4.35%, 05/01/50	20,000	17,438
General Mills, Inc.
4.20%, 04/17/28	375,000	371,153
General Motors Co.
4.00%, 04/01/25Δ	200,000	195,100
6.13%, 10/01/25	190,000	193,705
5.60%, 10/15/32Δ	100,000	98,011
6.60%, 04/01/36	20,000	20,614
5.15%, 04/01/38	50,000	45,147
5.40%, 04/01/48Δ	5,000	4,300
5.95%, 04/01/49Δ	229,000	212,969
General Motors Financial Co., Inc.
4.30%, 07/13/25Δ	300,000	293,143
1.25%, 01/08/26	50,000	45,044
5.25%, 03/01/26	25,000	25,026
4.35%, 01/17/27Δ	500,000	484,912
5.65%, 01/17/29Δ	500,000	506,380
4.30%, 04/06/29Δ	405,000	376,812
2.70%, 06/10/31	1,511,000	1,211,673
Gilead Sciences, Inc.
3.70%, 04/01/24	230,000	227,362
3.65%, 03/01/26	40,000	39,177
4.00%, 09/01/36	45,000	41,679
4.50%, 02/01/45	275,000	256,153
4.75%, 03/01/46	20,000	19,248
Glencore Funding LLC
4.13%, 05/30/23 144A	20,000	19,929
4.13%, 03/12/24 144A	1,315,000	1,301,292
4.63%, 04/29/24 144A	658,000	650,892
1.63%, 04/27/26 144A	525,000	475,497
4.00%, 03/27/27 144A	480,000	462,839
3.88%, 10/27/27 144A Δ	210,000	199,173
2.63%, 09/23/31 144A	575,000	472,334
Global Payments, Inc.
2.65%, 02/15/25	400,000	379,869
1.20%, 03/01/26	55,000	48,960
5.30%, 08/15/29	550,000	543,695
2.90%, 05/15/30	1,600,000	1,356,223
5.95%, 08/15/52	10,000	9,535

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 5.73%, 05/05/23? ρ	$3,000	$2,280
Goldman Sachs Group, Inc. (The)
3.85%, 07/08/24	150,000	147,080
3.50%, 04/01/25	320,000	310,899
4.25%, 10/21/25	530,000	514,730
3.50%, 11/16/26	700,000	669,161
(Floating, ICE LIBOR USD 3M + 1.75%), 6.55%, 10/28/27?	1,800,000	1,820,558
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	120,000	113,642
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	530,000	498,307
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	1,350,000	1,294,599
(Variable, U.S. SOFR + 1.26%), 2.65%, 10/21/32^	1,540,000	1,273,494
6.75%, 10/01/37	110,000	119,161
6.25%, 02/01/41	540,000	594,655
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	60,000	45,290
(Variable, U.S. SOFR + 1.47%), 2.91%, 07/21/42Δ ^	150,000	107,585
5.15%, 05/22/45	300,000	284,691
4.75%, 10/21/45	220,000	203,499
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A	2,000,000	1,874,180
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	924,129
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 144A Δ	450,000	340,695
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	89,000	85,828
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	91,888
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	375,000	329,063
Halliburton Co.
3.80%, 11/15/25	26,000	25,490
6.70%, 09/15/38	20,000	22,038
5.00%, 11/15/45Δ	190,000	173,149
Hasbro, Inc.
3.90%, 11/19/29Δ	5,000	4,556
HCA, Inc.
5.25%, 04/15/25	120,000	120,000
5.88%, 02/15/26	60,000	60,921
5.25%, 06/15/26	35,000	35,052
5.38%, 09/01/26Δ	1,600,000	1,606,798
3.13%, 03/15/27 144A	2,100,000	1,953,643
3.50%, 09/01/30	180,000	160,445
3.63%, 03/15/32 144A	700,000	617,721
5.13%, 06/15/39	5,000	4,678
5.50%, 06/15/47	50,000	47,012
5.25%, 06/15/49	5,000	4,517
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,301,961
	Par	Value
2.05%, 03/15/31	$175,000	$132,883
Hess Corporation
5.80%, 04/01/47Δ	15,000	14,722
Hewlett Packard Enterprise Co.
4.45%, 10/02/23	250,000	248,622
4.90%, 10/15/25	915,000	913,925
6.35%, 10/15/45Δ	45,000	47,440
Hillenbrand, Inc.
3.75%, 03/01/31Δ	350,000	292,779
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A Δ	250,000	211,163
Home Depot, Inc. (The)
3.00%, 04/01/26	60,000	58,199
2.50%, 04/15/27	90,000	84,524
3.90%, 12/06/28	270,000	266,118
2.70%, 04/15/30	170,000	153,565
4.50%, 09/15/32Δ	1,700,000	1,713,339
3.30%, 04/15/40	450,000	374,568
5.95%, 04/01/41	10,000	11,147
4.50%, 12/06/48	35,000	32,993
3.35%, 04/15/50	540,000	418,580
Honeywell International, Inc.
1.35%, 06/01/25Δ	180,000	168,997
Hormel Foods Corporation
1.80%, 06/11/30	35,000	29,249
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	449,000	350,931
HP, Inc.
1.45%, 06/17/26	70,000	63,040
4.00%, 04/15/29	105,000	99,710
5.50%, 01/15/33Δ	10,000	9,916
Humana, Inc.
4.50%, 04/01/25Δ	40,000	39,670
3.95%, 03/15/27Δ	150,000	145,314
5.75%, 03/01/28	5,000	5,197
3.70%, 03/23/29	20,000	18,838
2.15%, 02/03/32	90,000	73,024
4.63%, 12/01/42	60,000	54,257
4.95%, 10/01/44	70,000	65,403
4.80%, 03/15/47	10,000	9,145
5.50%, 03/15/53	225,000	229,317
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	519,542
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28Δ ^	1,255,000	1,152,345
2.55%, 02/04/30	35,000	27,807
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23	2,500,000	2,458,693
Huntsman International LLC
4.50%, 05/01/29	325,000	305,498
2.95%, 06/15/31	250,000	205,598
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,723,549
5.63%, 04/23/25Δ	1,250,000	1,244,355
4.38%, 09/15/28	15,000	14,340
Hyundai Capital America
1.00%, 09/17/24 144A	1,150,000	1,078,537
1.65%, 09/17/26 144A	2,300,000	2,037,276

	Par	Value
Intel Corporation
3.70%, 07/29/25	$80,000	$78,899
1.60%, 08/12/28Δ	460,000	402,203
5.13%, 02/10/30	220,000	224,134
5.20%, 02/10/33	825,000	840,751
4.60%, 03/25/40Δ	10,000	9,404
3.73%, 12/08/47	76,000	60,432
3.25%, 11/15/49	5,000	3,563
4.75%, 03/25/50Δ	160,000	146,939
3.05%, 08/12/51	120,000	82,075
Intercontinental Exchange, Inc.
3.75%, 12/01/25	60,000	58,248
4.60%, 03/15/33	10,000	9,914
3.00%, 06/15/50	1,500,000	1,056,193
International Business Machines Corporation
3.00%, 05/15/24	720,000	706,845
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	650,000	552,216
4.38%, 06/01/47	1,000,000	783,010
Intuit, Inc.
1.35%, 07/15/27Δ	175,000	155,538
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	314,762
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,257,304
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,674,886
J M Smucker Co. (The)
4.25%, 03/15/35	5,000	4,699
Jackson Financial, Inc.
5.67%, 06/08/32Δ	600,000	592,900
JBS U.S.A. LUX SA
5.13%, 02/01/28 144A Δ	1,200,000	1,161,126
5.50%, 01/15/30 144A	65,000	62,109
Jefferies Finance LLC
5.00%, 08/15/28 144A	650,000	551,070
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	800,000	799,102
(Variable, U.S. SOFR + 1.46%), 1.51%, 06/01/24Δ ^	770,000	765,184
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	175,000	174,115
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	1,425,000	1,411,508
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 02/01/25ρ ^	632,000	589,340
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	621,900
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	460,000	430,676
2.95%, 10/01/26	700,000	661,683
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	940,000	913,612
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	70,000	62,946
	Par	Value
4.25%, 10/01/27	$320,000	$315,088
3.63%, 12/01/27	900,000	861,031
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 02/01/28^	1,069,000	1,023,175
(Variable, U.S. SOFR + 1.17%), 2.95%, 02/24/28^	20,000	18,556
(Variable, U.S. SOFR + 1.89%), 2.18%, 06/01/28^	55,000	49,310
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,720,000	1,610,832
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	367,386
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,169,121
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	72,928
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	550,000	470,510
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	200,000	173,004
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	590,000	489,584
(Variable, U.S. SOFR + 2.58%), 5.72%, 09/14/33^	600,000	615,113
4.95%, 06/01/45	300,000	285,544
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	170,000	120,700
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	45,000	33,064
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	79,619
Keurig Dr. Pepper, Inc.
4.60%, 05/25/28	950,000	948,822
4.50%, 04/15/52	550,000	490,215
KeyCorp
(Variable, U.S. SOFR Index + 2.06%), 4.79%, 06/01/33^	35,000	31,369
Kilroy Realty LP REIT
4.75%, 12/15/28	1,678,000	1,427,757
Kimberly-Clark Corporation
3.20%, 04/25/29	5,000	4,724
2.88%, 02/07/50	5,000	3,695
Kinder Morgan Energy Partners LP
3.50%, 09/01/23Δ	2,000,000	1,986,587
4.25%, 09/01/24	950,000	939,345
Kinder Morgan, Inc.
4.30%, 03/01/28	675,000	663,713
5.20%, 06/01/33	250,000	248,564
5.45%, 08/01/52	28,000	26,058
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	28,493
Kraft Heinz Foods Co.
6.88%, 01/26/39	30,000	34,027
Kroger Co. (The)
3.50%, 02/01/26	10,000	9,756
L3Harris Technologies, Inc.
5.05%, 04/27/45	50,000	47,807
Lazard Group LLC
4.50%, 09/19/28	50,000	47,648

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	$1,000,000	$689,029
Lehman Escrow Bonds
0.00%, 01/18/12ρ #	200,000	400
0.00%, 01/24/13ρ #	2,300,000	4,600
0.00%, 07/19/17??? ρ #	150,000	?
0.00%, 12/28/17??? ρ #	3,340,000	?
0.00%, 05/18/23??? ρ #	2,330,000	?
Leidos, Inc.
5.75%, 03/15/33	400,000	409,045
Level 3 Financing, Inc.
3.40%, 03/01/27 144A	1,600,000	1,266,949
Life Storage LP REIT
3.88%, 12/15/27	900,000	852,328
Lincoln National Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.32%), 9.25%, 12/01/27ρ Δ ^	150,000	150,000
Lockheed Martin Corporation
3.90%, 06/15/32Δ	160,000	155,723
5.25%, 01/15/33	675,000	721,456
4.50%, 05/15/36	50,000	49,478
4.15%, 06/15/53	730,000	664,571
Louisville Gas and Electric Co.
4.25%, 04/01/49	25,000	21,573
Lowe's Cos., Inc.
3.10%, 05/03/27	150,000	142,599
1.70%, 09/15/28	900,000	779,021
4.50%, 04/15/30	110,000	108,754
1.70%, 10/15/30	675,000	546,100
5.00%, 04/15/33Δ	1,125,000	1,125,995
3.00%, 10/15/50	150,000	99,759
4.25%, 04/01/52	475,000	390,263
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34Δ ^	685,000	636,723
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	357,140
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	119,294
Markel Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	480,272
Marriott International, Inc.
5.00%, 10/15/27Δ	1,000,000	1,002,828
4.90%, 04/15/29	325,000	322,313
4.63%, 06/15/30	600,000	582,864
Mars, Inc.
2.70%, 04/01/25 144A	400,000	385,067
3.20%, 04/01/30 144A	475,000	437,798
2.38%, 07/16/40 144A	150,000	108,407
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	350,000	342,632
4.38%, 03/15/29	500,000	496,018
Martin Marietta Materials, Inc.
3.20%, 07/15/51	325,000	230,304
Masco Corporation
1.50%, 02/15/28	2,575,000	2,194,197
	Par	Value
Mastercard, Inc.
3.30%, 03/26/27	$250,000	$242,841
3.85%, 03/26/50	310,000	275,742
McDonald?s Corporation
1.45%, 09/01/25	40,000	37,269
3.50%, 03/01/27	360,000	349,222
3.50%, 07/01/27	330,000	319,824
3.80%, 04/01/28Δ	90,000	88,380
3.60%, 07/01/30	160,000	151,869
6.30%, 03/01/38	35,000	39,894
3.63%, 09/01/49	130,000	104,298
4.20%, 04/01/50	740,000	653,483
McDonald's Corporation
4.60%, 09/09/32Δ	375,000	379,749
Medtronic, Inc.
4.63%, 03/15/45Δ	36,000	35,384
Meta Platforms, Inc.
3.50%, 08/15/27Δ	525,000	507,300
3.85%, 08/15/32	945,000	885,134
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	314,191
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	883,553
6.40%, 12/15/36	50,000	48,445
4.60%, 05/13/46	5,000	4,482
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,896,896
Microchip Technology, Inc.
2.67%, 09/01/23	675,000	665,624
Micron Technology, Inc.
6.75%, 11/01/29	35,000	37,199
5.88%, 02/09/33	300,000	303,501
Microsoft Corporation
2.88%, 02/06/24	470,000	463,086
2.40%, 08/08/26	1,340,000	1,275,991
3.30%, 02/06/27Δ	800,000	785,319
3.45%, 08/08/36	515,000	476,876
2.53%, 06/01/50	18,000	12,754
2.92%, 03/17/52	37,000	28,165
3.04%, 03/17/62	108,000	81,091
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	334,134
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	246,500	245,949
Mondelez International, Inc.
1.50%, 05/04/25	670,000	627,408
Morgan Stanley
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	699,193
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	750,000	704,085
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26^	65,000	57,988
3.63%, 01/20/27	800,000	770,730
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	826,000	824,345
3.95%, 04/23/27Δ	398,000	385,191

	Par	Value
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	$70,000	$62,785
(Variable, U.S. SOFR + 1.00%), 2.48%, 01/21/28^	70,000	64,004
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	220,000	208,535
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	385,000	371,518
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,795,000	1,547,187
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31Δ ^	760,000	695,515
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	569,620
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	340,000	278,771
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,180,194
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,280,000	973,246
Mosaic Co. (The)
5.45%, 11/15/33	30,000	30,191
MPLX LP
4.88%, 12/01/24	230,000	228,667
4.88%, 06/01/25	100,000	99,322
4.00%, 03/15/28	50,000	47,886
4.80%, 02/15/29	575,000	570,176
4.50%, 04/15/38	570,000	507,164
4.70%, 04/15/48	320,000	269,218
5.50%, 02/15/49	595,000	554,495
MPT Operating Partnership LP REIT
4.63%, 08/01/29Δ	435,000	321,811
MSCI, Inc.
3.63%, 11/01/31 144A	250,000	214,340
National Retail Properties, Inc. REIT
3.90%, 06/15/24	255,000	251,198
3.60%, 12/15/26	250,000	236,954
National Securities Clearing Corporation
1.50%, 04/23/25 144A	400,000	373,970
Nature Conservancy (The)
0.94%, 07/01/26	25,000	22,542
1.30%, 07/01/28	25,000	20,568
New York Life Global Funding
0.95%, 06/24/25 144A	200,000	184,243
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	847,965
2.25%, 06/01/30	1,900,000	1,607,353
NFP Corporation
7.50%, 10/01/30 144A	600,000	580,371
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A Δ	2,000,000	1,885,837
NIKE, Inc.
2.40%, 03/27/25Δ	140,000	135,552
2.75%, 03/27/27Δ	20,000	18,981
3.25%, 03/27/40	110,000	92,879
3.38%, 03/27/50Δ	270,000	222,849
NiSource, Inc.
3.49%, 05/15/27Δ	725,000	687,751
	Par	Value
5.25%, 03/30/28	$650,000	$661,720
3.60%, 05/01/30	100,000	92,355
3.95%, 03/30/48	450,000	364,760
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	1,862,220
Northrop Grumman Corporation
2.93%, 01/15/25	350,000	339,067
3.25%, 01/15/28	840,000	798,514
5.25%, 05/01/50	180,000	186,685
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	400,942
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	315,936
3.85%, 09/30/47 144A	250,000	200,403
NOV, Inc.
3.95%, 12/01/42	15,000	11,138
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	606,601
3.63%, 02/15/31 144A	850,000	682,515
NuStar Logistics LP
6.38%, 10/01/30	700,000	672,427
NVIDIA Corporation
2.85%, 04/01/30	350,000	318,811
3.50%, 04/01/40	620,000	532,961
3.50%, 04/01/50Δ	120,000	98,372
3.70%, 04/01/60	260,000	210,058
Occidental Petroleum Corporation
6.95%, 07/01/24	136,000	137,835
5.55%, 03/15/26	360,000	363,049
3.20%, 08/15/26	260,000	240,306
7.88%, 09/15/31	280,000	314,777
6.45%, 09/15/36Δ	205,000	215,763
4.63%, 06/15/45	130,000	104,332
6.60%, 03/15/46	220,000	231,550
4.20%, 03/15/48	80,000	62,123
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,344,060
ONEOK, Inc.
6.35%, 01/15/31	1,600,000	1,677,923
Oracle Corporation
1.65%, 03/25/26	65,000	59,743
2.95%, 04/01/30	121,000	106,882
4.65%, 05/06/30	805,000	784,096
2.88%, 03/25/31	700,000	599,348
6.25%, 11/09/32	1,125,000	1,210,612
4.90%, 02/06/33	946,000	926,968
3.60%, 04/01/40	405,000	314,703
4.00%, 07/15/46	300,000	229,285
3.95%, 03/25/51	5,000	3,770
6.90%, 11/09/52	775,000	869,761
5.55%, 02/06/53	650,000	619,646
Otis Worldwide Corporation
2.06%, 04/05/25	130,000	122,769
2.29%, 04/05/27Δ	200,000	182,396
2.57%, 02/15/30	25,000	21,937

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owl Rock Capital Corporation
2.88%, 06/11/28	$2,205,000	$1,790,140
Pacific Gas and Electric Co.
1.70%, 11/15/23	2,200,000	2,146,733
3.40%, 08/15/24	600,000	583,300
3.15%, 01/01/26	1,300,000	1,214,146
2.95%, 03/01/26Δ	800,000	744,996
2.10%, 08/01/27	370,000	322,966
4.55%, 07/01/30Δ	1,800,000	1,687,715
2.50%, 02/01/31	610,000	494,705
3.30%, 08/01/40Δ	165,000	117,296
4.75%, 02/15/44	5,000	4,021
4.95%, 07/01/50	25,000	20,643
3.50%, 08/01/50	70,000	46,304
PacifiCorp
4.15%, 02/15/50	45,000	38,620
Paramount Global
5.85%, 09/01/43	15,000	12,980
4.95%, 05/19/50	705,000	528,355
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	28,247
PayPal Holdings, Inc.
1.65%, 06/01/25Δ	230,000	216,005
2.65%, 10/01/26	50,000	47,174
2.85%, 10/01/29	50,000	45,073
2.30%, 06/01/30Δ	300,000	257,020
PepsiCo, Inc.
0.75%, 05/01/23Δ	300,000	299,008
2.25%, 03/19/25Δ	20,000	19,311
2.63%, 03/19/27	30,000	28,372
1.63%, 05/01/30Δ	250,000	211,692
2.88%, 10/15/49	100,000	76,182
PerkinElmer, Inc.
3.30%, 09/15/29	10,000	8,932
Phillips 66
3.85%, 04/09/25	100,000	97,888
1.30%, 02/15/26Δ	175,000	158,563
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,252,716
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	63,653
2.15%, 01/15/31	290,000	238,347
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ ^	1,000,000	795,520
(Variable, U.S. SOFR Index + 2.14%), 6.04%, 10/28/33^	5,000	5,266
Post Holdings, Inc.
5.50%, 12/15/29 144A	350,000	330,214
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	82,388
Procter & Gamble Co. (The)
2.45%, 11/03/26	5,000	4,740
2.80%, 03/25/27Δ	40,000	38,170
3.00%, 03/25/30	130,000	121,996
	Par	Value
Progress Energy, Inc.
7.75%, 03/01/31	$350,000	$405,284
Prologis LP REIT
4.63%, 01/15/33	650,000	643,065
Prospect Capital Corporation
3.44%, 10/15/28	25,000	19,154
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52Δ ^	600,000	562,680
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	389,808
Public Service Co. of Colorado
4.50%, 06/01/52	35,000	32,213
Public Storage REIT
0.88%, 02/15/26	70,000	62,973
1.85%, 05/01/28	5,000	4,381
0.50%, 09/09/30(E)	2,000,000	1,599,952
PulteGroup, Inc.
5.50%, 03/01/26	60,000	60,211
Qorvo, Inc.
4.38%, 10/15/29	35,000	32,282
QUALCOMM, Inc.
4.65%, 05/20/35Δ	50,000	50,499
Range Resources Corporation
4.88%, 05/15/25Δ	10,000	9,815
Raymond James Financial, Inc.
4.65%, 04/01/30	75,000	73,387
Raytheon Technologies Corporation
3.15%, 12/15/24	120,000	117,146
3.95%, 08/16/25	530,000	524,095
3.50%, 03/15/27	550,000	532,269
3.13%, 05/04/27Δ	20,000	18,986
4.13%, 11/16/28	860,000	848,491
7.50%, 09/15/29	10,000	11,590
2.25%, 07/01/30	270,000	231,450
4.50%, 06/01/42	90,000	85,386
4.05%, 05/04/47	375,000	325,788
Realty Income Corporation REIT
3.95%, 08/15/27	150,000	144,714
3.25%, 01/15/31Δ	1,800,000	1,587,793
Regency Centers LP REIT
2.95%, 09/15/29	775,000	671,971
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,214,539
Reinsurance Group of America, Inc.
3.90%, 05/15/29	55,000	51,936
Republic Services, Inc.
2.50%, 08/15/24	190,000	184,120
4.88%, 04/01/29	350,000	354,020
Roche Holdings, Inc.
2.61%, 12/13/51 144A Δ	820,000	573,584
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	850,000	675,729
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	492,025

	Par	Value
Rush Obligated Group
3.92%, 11/15/29	$400,000	$371,530
S&P Global, Inc.
4.75%, 08/01/28	60,000	60,917
4.25%, 05/01/29	10,000	9,852
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	450,000	453,038
5.00%, 03/15/27	425,000	423,810
4.20%, 03/15/28	300,000	288,412
5.90%, 09/15/37 144A	25,000	25,594
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,243,180
Safehold Operating Partnership LP REIT
2.85%, 01/15/32Δ	750,000	584,043
Salesforce, Inc.
3.25%, 04/11/23	300,000	299,849
Santander Holdings U.S.A., Inc.
4.50%, 07/17/25	60,000	57,366
3.24%, 10/05/26Δ	1,100,000	997,764
SBA Tower Trust
2.84%, 01/15/25 144A	2,200,000	2,085,650
SBA Tower Trust REIT
2.33%, 01/15/28 144A	2,300,000	2,047,710
Schlumberger Holdings Corporation
3.90%, 05/17/28 144A	252,000	242,490
Sempra Energy
3.40%, 02/01/28	275,000	258,515
ServiceNow, Inc.
1.40%, 09/01/30	675,000	544,074
Sherwin-Williams Co. (The)
3.13%, 06/01/24	700,000	684,621
3.45%, 06/01/27Δ	350,000	335,054
2.95%, 08/15/29	475,000	426,726
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	1,978,875
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	100,000	93,486
Sotheby's
5.88%, 06/01/29 144A	325,000	269,925
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,730,433
4.20%, 03/01/29	400,000	387,173
4.88%, 03/01/49	30,000	27,809
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	1,968,999
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	287,698
Southern Copper Corporation
5.25%, 11/08/42	2,500,000	2,395,244
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	466,246
Southern Power Co.
0.90%, 01/15/26Δ	2,200,000	1,984,002
4.95%, 12/15/46Δ	30,000	27,104
	Par	Value
Southwestern Electric Power Co.
2.75%, 10/01/26	$65,000	$60,402
Southwestern Energy Co.
5.38%, 02/01/29	10,000	9,437
5.38%, 03/15/30	70,000	65,892
4.75%, 02/01/32	120,000	106,134
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,152,093
4.00%, 07/15/29	750,000	673,421
Sprint Capital Corporation
8.75%, 03/15/32	60,000	73,114
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	190,222
Starbucks Corporation
3.80%, 08/15/25Δ	625,000	615,365
4.00%, 11/15/28Δ	475,000	462,575
2.55%, 11/15/30	1,900,000	1,654,542
3.00%, 02/14/32Δ	370,000	328,343
State Street Corporation
(Variable, U.S. SOFR + 0.56%), 1.68%, 11/18/27^	20,000	17,842
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	55,000	57,417
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	240,000	214,622
Steel Dynamics, Inc.
2.40%, 06/15/25Δ	140,000	132,162
1.65%, 10/15/27	275,000	236,289
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,670,619
Stryker Corporation
3.50%, 03/15/26	5,000	4,851
Sutter Health
2.29%, 08/15/30	215,000	180,493
Synchrony Financial
5.15%, 03/19/29Δ	35,000	30,808
2.88%, 10/28/31Δ	5,000	3,543
Syneos Health, Inc.
3.63%, 01/15/29 144A	225,000	185,174
Sysco Corporation
6.60%, 04/01/40	645,000	713,850
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	470,000	454,878
Tallgrass Energy Partners LP
6.00%, 12/31/30 144A Δ	10,000	8,950
Targa Resources Corporation
4.20%, 02/01/33	610,000	549,167
Targa Resources Partners LP
6.50%, 07/15/27Δ	355,000	362,268
5.00%, 01/15/28	70,000	67,751
6.88%, 01/15/29Δ	1,150,000	1,173,211
5.50%, 03/01/30	185,000	180,971
4.88%, 02/01/31Δ	255,000	238,870
4.00%, 01/15/32	30,000	26,180

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	$46,000	$51,687
4.90%, 09/15/44 144A	280,000	259,213
Teledyne FLIR LLC
2.50%, 08/01/30	250,000	210,541
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A Δ	1,440,000	1,248,954
Texas Instruments, Inc.
1.75%, 05/04/30	120,000	101,720
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,434,567
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	390,000	444,468
Time Warner Cable LLC
6.55%, 05/01/37	90,000	88,799
7.30%, 07/01/38	900,000	934,811
5.88%, 11/15/40	300,000	272,239
TJX Cos., Inc. (The)
2.25%, 09/15/26	40,000	37,596
T-Mobile U.S.A., Inc.
3.50%, 04/15/25Δ	1,278,000	1,242,961
1.50%, 02/15/26	400,000	365,605
2.25%, 02/15/26	10,000	9,310
3.75%, 04/15/27	596,000	573,299
4.75%, 02/01/28	50,000	49,405
2.05%, 02/15/28	1,025,000	909,921
3.38%, 04/15/29	1,300,000	1,186,364
3.88%, 04/15/30	2,006,000	1,883,839
2.55%, 02/15/31	1,570,000	1,331,387
3.50%, 04/15/31	450,000	405,078
2.70%, 03/15/32	610,000	514,202
5.20%, 01/15/33	1,175,000	1,199,154
3.00%, 02/15/41	365,000	270,900
3.40%, 10/15/52	280,000	201,873
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	1,110,000	1,189,683
3.25%, 05/15/30	870,000	788,437
TransDigm, Inc.
6.38%, 06/15/26	350,000	342,494
7.50%, 03/15/27	300,000	299,555
4.63%, 01/15/29	130,000	115,705
Trimble, Inc.
6.10%, 03/15/33	650,000	656,919
Tronox, Inc.
4.63%, 03/15/29 144A	1,225,000	1,027,242
Truist Financial Corporation
(Variable, U.S. SOFR + 0.61%), 1.27%, 03/02/27^	25,000	22,045
(Variable, U.S. SOFR + 0.86%), 1.89%, 06/07/29^	75,000	62,686
(Variable, U.S. SOFR + 2.30%), 6.12%, 10/28/33^	5,000	5,250
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,166,259
Tyson Foods, Inc.
4.35%, 03/01/29	5,000	4,858
5.10%, 09/28/48	5,000	4,719
	Par	Value
U.S. Bancorp
1.45%, 05/12/25	$580,000	$534,538
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ ^	775,000	606,437
(Variable, U.S. SOFR + 0.73%), 2.22%, 01/27/28Δ ^	70,000	62,929
(Variable, U.S. SOFR + 1.66%), 4.55%, 07/22/28^	5,000	4,876
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33Δ ^	20,000	20,907
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,073,858
2.10%, 08/01/32	150,000	115,957
Union Pacific Corporation
3.75%, 07/15/25	210,000	207,166
2.75%, 03/01/26	5,000	4,775
2.80%, 02/14/32	725,000	637,108
2.89%, 04/06/36	600,000	496,249
3.84%, 03/20/60Δ	480,000	390,712
3.75%, 02/05/70	80,000	61,688
United Airlines, Inc.
4.38%, 04/15/26 144A	370,000	354,415
4.63%, 04/15/29 144A	310,000	280,805
United Parcel Service, Inc.
6.20%, 01/15/38	35,000	39,923
United Rentals North America, Inc.
3.88%, 02/15/31Δ	60,000	53,016
3.75%, 01/15/32	190,000	163,840
UnitedHealth Group, Inc.
3.50%, 06/15/23	90,000	89,772
3.10%, 03/15/26	5,000	4,837
3.85%, 06/15/28	5,000	4,890
4.00%, 05/15/29	290,000	283,874
5.30%, 02/15/30	1,600,000	1,687,373
2.00%, 05/15/30	150,000	128,312
2.30%, 05/15/31	50,000	42,870
4.20%, 05/15/32	200,000	196,153
5.35%, 02/15/33	3,050,000	3,244,390
6.88%, 02/15/38	40,000	48,321
2.75%, 05/15/40	700,000	530,072
4.25%, 06/15/48	175,000	157,773
4.45%, 12/15/48	50,000	46,399
3.70%, 08/15/49	170,000	138,981
2.90%, 05/15/50	290,000	205,768
5.05%, 04/15/53	560,000	566,797
3.88%, 08/15/59Δ	190,000	155,745
3.13%, 05/15/60	30,000	21,037
Universal Health Services, Inc.
2.65%, 10/15/30Δ	700,000	561,785
University of Chicago (The)
5.42%, 10/01/30	100,000	103,634
Vanguard Group, Inc. (The)
3.05%, 08/22/50???	390,000	254,989
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,470,994
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	125,000	126,060
3.88%, 11/01/33 144A	200,000	168,229

	Par	Value
Verisk Analytics, Inc.
5.75%, 04/01/33	$250,000	$262,658
Verizon Communications, Inc.
3.00%, 03/22/27	70,000	66,554
2.10%, 03/22/28	290,000	258,447
4.33%, 09/21/28	452,000	447,035
3.88%, 02/08/29	550,000	531,830
3.15%, 03/22/30	1,465,000	1,335,275
1.75%, 01/20/31	250,000	201,757
2.55%, 03/21/31	1,860,000	1,585,318
2.36%, 03/15/32	806,000	661,629
4.50%, 08/10/33	790,000	763,742
5.25%, 03/16/37	530,000	544,923
2.65%, 11/20/40	840,000	600,443
3.40%, 03/22/41	80,000	63,682
3.85%, 11/01/42Δ	40,000	33,495
4.13%, 08/15/46	890,000	761,536
4.86%, 08/21/46Δ	290,000	276,369
5.50%, 03/16/47	40,000	40,442
4.00%, 03/22/50	160,000	133,402
2.88%, 11/20/50Δ	425,000	283,109
Vertiv Group Corporation
4.13%, 11/15/28 144A	100,000	88,349
Viatris, Inc.
4.00%, 06/22/50	20,000	13,177
Visa, Inc.
3.15%, 12/14/25	455,000	442,322
2.05%, 04/15/30	270,000	235,613
4.30%, 12/14/45	460,000	443,506
VMware, Inc.
4.65%, 05/15/27	700,000	689,708
3.90%, 08/21/27	500,000	478,958
1.80%, 08/15/28	290,000	245,061
2.20%, 08/15/31	600,000	475,385
Volkswagen Group of America Finance LLC
3.13%, 05/12/23 144A	1,600,000	1,595,491
Vontier Corporation
2.40%, 04/01/28	700,000	589,284
Voya Financial, Inc.
5.70%, 07/15/43	170,000	168,297
Walgreens Boots Alliance, Inc.
4.10%, 04/15/50Δ	15,000	11,249
Walmart, Inc.
1.05%, 09/17/26	75,000	67,658
1.50%, 09/22/28	150,000	131,383
1.80%, 09/22/31	80,000	67,711
5.25%, 09/01/35	25,000	27,458
Walt Disney Co. (The)
3.70%, 09/15/24	625,000	617,318
6.65%, 11/15/37	150,000	178,157
Warnermedia Holdings, Inc.
6.41%, 03/15/26	260,000	261,392
3.76%, 03/15/27 144A	140,000	131,960
4.05%, 03/15/29 144A	180,000	167,566
4.28%, 03/15/32 144A Δ	3,350,000	2,993,289
5.05%, 03/15/42 144A	370,000	309,815
5.14%, 03/15/52 144A	990,000	803,234
	Par	Value
Waste Management, Inc.
3.15%, 11/15/27Δ	$350,000	$333,001
1.15%, 03/15/28	250,000	214,346
4.15%, 04/15/32Δ	225,000	218,210
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	729,966
Wells Fargo & Co.
4.48%, 01/16/24Δ	396,000	392,772
3.75%, 01/24/24	365,000	360,710
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	700,000	618,334
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	490,000	459,552
4.10%, 06/03/26	440,000	426,210
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26Δ ^	1,700,000	1,670,241
3.00%, 10/23/26	1,660,000	1,554,282
(Variable, ICE LIBOR USD 3M + 1.17%), 3.20%, 06/17/27^	20,000	18,822
4.30%, 07/22/27	1,255,000	1,217,249
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	70,000	63,079
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,778,897
4.15%, 01/24/29	125,000	119,481
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	480,000	417,447
(Variable, U.S. SOFR + 4.03%), 4.48%, 04/04/31Δ ^	420,000	402,351
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	500,000	433,799
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,907,511
5.38%, 11/02/43	190,000	182,245
4.65%, 11/04/44	770,000	665,465
4.90%, 11/17/45	370,000	330,225
4.75%, 12/07/46	260,000	226,385
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	2,920,000	2,753,459
Welltower OP LLC REIT
4.25%, 04/01/26Δ	898,000	879,199
3.10%, 01/15/30Δ	50,000	43,662
Western Digital Corporation
2.85%, 02/01/29	25,000	20,339
Western Midstream Operating LP
4.50%, 03/01/28	60,000	56,819
4.30%, 02/01/30	980,000	893,025
5.45%, 04/01/44	75,000	65,511
5.30%, 03/01/48	65,000	55,175
5.50%, 08/15/48	160,000	138,018
5.50%, 02/01/50	130,000	110,500
Whirlpool Corporation
4.75%, 02/26/29Δ	360,000	356,415
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	294,266
7.50%, 01/15/31	100,000	111,481
7.75%, 06/15/31	1,005,000	1,125,991
8.75%, 03/15/32	181,000	217,829
5.65%, 03/15/33Δ	525,000	542,507

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.75%, 06/24/44	$100,000	$97,990
Workday, Inc.
3.50%, 04/01/27Δ	325,000	311,168
3.70%, 04/01/29	485,000	455,082
3.80%, 04/01/32	225,000	206,490
WP Carey, Inc. REIT
4.00%, 02/01/25Δ	105,000	101,777
3.85%, 07/15/29	900,000	829,812
WR Grace Holdings LLC
4.88%, 06/15/27 144A	730,000	704,567
WRKCo, Inc.
3.75%, 03/15/25	500,000	485,312
4.00%, 03/15/28	1,100,000	1,052,233
4.90%, 03/15/29	60,000	59,058
Xcel Energy, Inc.
3.35%, 12/01/26	375,000	357,676
Xerox Holdings Corporation
5.00%, 08/15/25 144A Δ	1,240,000	1,171,304
XPO, Inc.
6.25%, 05/01/25 144A	22,000	21,900
Total Corporate Bonds (Cost $591,354,339)		540,047,966
FOREIGN BONDS ? 11.4%
Argentina ? 0.1%
Argentine Republic Government International Bond
1.00%, 07/09/29	93,932	26,516
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	1,224,303	357,716
(Step to 4.88% on 07/09/29), 3.50%, 07/09/41 STEP	810,000	230,676
Provincia de Buenos Aires
(Step to 6.38% on 09/01/23), 5.25%, 09/01/37 144A STEP	666,200	235,535
		850,443
Australia ? 0.2%
BHP Billiton Finance U.S.A., Ltd.
5.00%, 09/30/43	170,000	172,372
Commonwealth Bank of Australia
3.90%, 07/12/47 144A Δ	110,000	97,274
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	171,411
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	250,000	223,271
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	486,507
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	591,151
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	1,545,000	1,366,783
Westpac Banking Corporation
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	166,137
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	$275,000	$246,498
		3,521,404
Austria ? 0.1%
Suzano Austria GmbH
3.75%, 01/15/31	460,000	400,670
3.13%, 01/15/32	720,000	589,693
		990,363
Brazil ? 0.1%
Brazilian Government International Bond
5.63%, 01/07/41Δ	340,000	301,679
5.00%, 01/27/45	2,050,000	1,616,108
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	107,803
6.88%, 11/21/36	484,000	506,381
		2,531,971
Canada ? 0.5%
1011778 BC ULC
4.00%, 10/15/30 144A	446,000	382,846
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	70,441
Bank of Montreal
1.85%, 05/01/25Δ	500,000	468,485
(Variable, U.S. SOFR + 0.60%), 0.95%, 01/22/27^	70,000	62,575
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	90,364
Bank of Nova Scotia (The)
1.30%, 06/11/25Δ	270,000	249,086
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 05/04/37^	260,000	229,403
Brookfield Finance, Inc.
3.50%, 03/30/51	820,000	547,378
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	270,000	267,290
Canadian National Railway Co.
2.45%, 05/01/50Δ	35,000	22,865
Canadian Pacific Railway Co.
2.45%, 12/02/31	400,000	346,529
3.00%, 12/02/41Δ	30,000	24,016
3.10%, 12/02/51	370,000	265,505
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,067,487
Enbridge, Inc.
2.50%, 08/01/33Δ	850,000	685,652
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	405,000	394,941
5.63%, 08/16/32 144A	800,000	787,166
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	607,340
Rogers Communications, Inc.
3.80%, 03/15/32 144A	650,000	583,958
4.35%, 05/01/49	25,000	20,275

	Par	Value
Royal Bank of Canada
1.60%, 04/17/23Δ	$430,000	$429,275
1.15%, 06/10/25	260,000	239,341
Teck Resources, Ltd.
3.90%, 07/15/30Δ	200,000	183,897
6.00%, 08/15/40	10,000	10,124
Toronto-Dominion Bank (The)
0.75%, 06/12/23	500,000	495,641
1.15%, 06/12/25Δ	260,000	239,436
4.46%, 06/08/32	775,000	755,166
Waste Connections, Inc.
4.20%, 01/15/33	238,000	228,605
		10,755,087
Chile ? 0.1%
Chile Government International Bond
2.45%, 01/31/31Δ	1,800,000	1,555,806
China ? 0.2%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/25 144A	800,000	751,269
2.13%, 02/21/26 144A	2,500,000	2,224,497
4.25%, 04/15/26 144A	125,000	117,666
Park Aerospace Holdings, Ltd.
5.50%, 02/15/24 144A	60,000	59,466
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	387,715
Tencent Holdings, Ltd.
3.84%, 04/22/51 144A	630,000	458,699
		3,999,312
Colombia ? 0.1%
Colombia Government International Bond
4.13%, 02/22/42	650,000	422,935
5.63%, 02/26/44	1,080,000	819,989
Ecopetrol SA
8.88%, 01/13/33	360,000	364,680
5.88%, 05/28/45Δ	1,420,000	986,900
		2,594,504
Denmark ? 0.1%
Danske Bank A/S
5.38%, 01/12/24 144A	540,000	535,158
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.23%, 06/22/24 144A ^	280,000	276,486
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	209,419
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,610,026
Jyske Realkredit A/S
1.50%, 10/01/53(D) ???	1	?
Realkredit Danmark A/S
1.50%, 10/01/53(D) ???	1	?
		2,631,089
	Par	Value
Finland ? 0.0%
Nokia OYJ
4.38%, 06/12/27	$9,000	$8,613
France ? 0.8%
Altice France SA
5.50%, 10/15/29 144A	250,000	191,389
BNP Paribas SA
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ ^	200,000	188,814
3.38%, 01/09/25 144A	450,000	431,965
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	650,000	642,816
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,645,267
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	685,806
4.40%, 08/14/28 144A	1,040,000	986,009
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,532,220
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.13%, 01/13/29 144A ^	1,110,000	1,113,156
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	401,218
BPCE SA
4.00%, 09/12/23 144A	750,000	743,535
4.63%, 09/12/28 144A	375,000	353,145
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	292,177
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	656,734
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	592,262
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	279,625
4.38%, 03/17/25Δ	275,000	264,353
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	1,860,672
4.13%, 01/10/27 144A	450,000	428,915
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	226,508
Danone SA
2.59%, 11/02/23 144A	650,000	640,209
2.95%, 11/02/26 144A	310,000	293,085
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	1,700,000	1,483,910
TotalEnergies Capital International SA
3.46%, 02/19/29	5,000	4,773
2.83%, 01/10/30	35,000	31,950
3.13%, 05/29/50	25,000	18,565

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
TotalEnergies Capital SA
3.88%, 10/11/28	$5,000	$4,930
		15,994,008
Germany ? 0.4%
Commerzbank AG
(Variable, 6.36% - EUR Swap Rate 5Y), 6.13%, 10/09/25(E) ρ ^	400,000	373,649
Deutsche Bank AG
(Variable, U.S. SOFR + 2.16%), 2.22%, 09/18/24^	2,100,000	2,042,475
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	1,800,000	1,744,304
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,459,214
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	388,180
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	769,010
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	683,565
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,192,921
		8,653,318
Hong Kong ? 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A Δ	200,000	193,564
Hungary ? 0.0%
Hungary Government International Bond
6.13%, 05/22/28	500,000	513,378
Indonesia ? 0.1%
Indonesia Government International Bond
3.05%, 03/12/51	290,000	215,021
3.35%, 03/12/71	240,000	167,484
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31 144A Δ	590,000	511,631
		894,136
Ireland ? 0.3%
AerCap Ireland Capital DAC
4.88%, 01/16/24	350,000	346,168
3.15%, 02/15/24	330,000	320,093
6.50%, 07/15/25	290,000	292,334
2.45%, 10/29/26	1,160,000	1,042,554
3.00%, 10/29/28	1,480,000	1,293,152
3.30%, 01/30/32	1,375,000	1,140,139
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250,000	242,463
Johnson Controls International PLC
4.90%, 12/01/32Δ	200,000	203,075
	Par	Value
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	$900,000	$894,134
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	706,240
		6,480,352
Israel ? 0.2%
Bank of Israel Bill - Makam
0.73%, 04/05/23(ZC) Ω	6,600,000	1,843,581
Israel Government International Bond
2.75%, 07/03/30	2,060,000	1,866,224
3.38%, 01/15/50	430,000	330,342
		4,040,147
Italy ? 0.3%
Intesa Sanpaolo SpA
5.02%, 06/26/24 144A	1,310,000	1,259,057
3.25%, 09/23/24 144A Δ	1,400,000	1,345,525
5.71%, 01/15/26 144A	200,000	189,686
UniCredit SpA
7.83%, 12/04/23 144A	3,100,000	3,128,761
		5,923,029
Japan ? 2.5%
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,163,498
Japan Treasury Discount Bill
0.00%, 04/24/23(J) ?	4,510,000,000	33,971,504
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.13%), 3.84%, 04/17/26^	270,000	261,774
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28Δ ^	270,000	258,752
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,238,712
4.29%, 07/26/38	30,000	27,910
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	1,600,000	1,493,236
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,708,611
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.67%, 05/27/29^	400,000	405,869
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30Δ ^	2,100,000	1,862,577
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	330,000	325,123
3.52%, 09/17/25 144A	3,210,000	3,043,062
4.35%, 09/17/27 144A Δ	770,000	726,852
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	212,272
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	1,949,631

	Par	Value
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/30	$700,000	$591,344
		50,240,727
Jersey ? 0.1%
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	892,859	725,436
Kazakhstan ? 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	178,869
Luxembourg ? 0.0%
ArcelorMittal SA
6.55%, 11/29/27	600,000	624,625
7.00%, 10/15/39	85,000	89,473
		714,098
Mexico ? 1.1%
Mexican Bonos
7.75%, 11/23/34(M)	15,250,000	781,101
7.75%, 11/13/42(M)	259,825,200	12,581,697
8.00%, 11/07/47(M)	43,320,000	2,141,119
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	333,270
Mexico Government International Bond
2.66%, 05/24/31Δ	760,000	636,159
4.75%, 04/27/32	2,300,000	2,213,953
3.50%, 02/12/34	2,011,000	1,709,973
6.35%, 02/09/35	430,000	457,691
4.28%, 08/14/41	200,000	163,928
3.77%, 05/24/61	702,000	476,118
Orbia Advance Corporation SAB de CV
1.88%, 05/11/26 144A	350,000	312,070
2.88%, 05/11/31 144A	520,000	418,007
Petroleos Mexicanos
6.88%, 08/04/26	200,000	190,059
6.38%, 01/23/45	370,000	234,016
6.75%, 09/21/47	19,000	12,365
		22,661,526
Netherlands ? 0.9%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	193,238
(Variable, 4.67% - EUR Swap Rate 5Y), 4.38%, 09/22/25(E) ρ Δ ^	400,000	389,056
Cooperatieve Rabobank UA
4.38%, 08/04/25	670,000	648,628
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	810,000	740,448
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	280,000	263,045
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	$2,300,000	$2,236,925
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35,000	42,793
Enel Finance International NV
1.88%, 07/12/28 144A Δ	1,150,000	968,571
5.00%, 06/15/32 144A	1,200,000	1,129,764
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	505,675
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,572,354
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	912,607
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	412,814
NXP BV
2.70%, 05/01/25	1,870,000	1,775,741
3.88%, 06/18/26Δ	1,500,000	1,449,445
3.40%, 05/01/30	250,000	224,962
2.50%, 05/11/31	200,000	165,463
Petrobras Global Finance BV
6.00%, 01/27/28Δ	600,000	591,148
6.85%, 06/05/15π Δ	550,000	483,432
Prosus NV
3.68%, 01/21/30 144A	200,000	170,161
3.06%, 07/13/31 144A Δ	1,120,000	883,265
4.03%, 08/03/50 144A	220,000	144,868
3.83%, 02/08/51 144A Δ	420,000	270,038
Shell International Finance BV
2.88%, 05/10/26	245,000	234,537
4.13%, 05/11/35	10,000	9,590
6.38%, 12/15/38	5,000	5,779
4.55%, 08/12/43	120,000	113,664
4.38%, 05/11/45	660,000	609,860
4.00%, 05/10/46	330,000	288,833
3.25%, 04/06/50Δ	310,000	236,838
		17,673,542
New Zealand ? 0.0%
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	575,462
Norway ? 0.0%
Aker BP ASA
2.00%, 07/15/26 144A	650,000	585,166
Panama ? 0.1%
Panama Government International Bond
2.25%, 09/29/32	890,000	684,303

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.40%, 02/14/35	$600,000	$626,960
4.50%, 04/16/50	250,000	191,035
		1,502,298
Paraguay ? 0.0%
Paraguay Government International Bond
3.85%, 06/28/33 144A	240,000	212,041
Peru ? 0.2%
Peruvian Government International Bond
8.20%, 08/12/26	7,000,000	1,948,929
6.35%, 08/12/28(ZB)	6,100,000	1,581,944
2.78%, 01/23/31	320,000	273,926
5.63%, 11/18/50	330,000	333,417
2.78%, 12/01/60	10,000	5,986
3.23%, 07/28/21~ Δ	50,000	29,926
		4,174,128
Qatar ? 0.1%
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	552,339
5.10%, 04/23/48	1,000,000	1,018,418
QatarEnergy
3.13%, 07/12/41 144A	200,000	156,625
3.30%, 07/12/51 144A	200,000	149,530
		1,876,912
Romania ? 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,320,000	2,115,817
3.62%, 05/26/30(E) 144A	250,000	230,107
3.00%, 02/14/31 144A	130,000	107,246
2.00%, 01/28/32(E) 144A	70,000	53,702
2.00%, 04/14/33(E)	2,400,000	1,781,211
3.38%, 01/28/50(E) 144A	60,000	39,494
3.38%, 01/28/50(E)	70,000	46,076
		4,373,653
Russia ? 0.0%
Russian Federal Bond - OFZ
7.75%, 09/16/26(Q)	9,710,000	7,503
8.15%, 02/03/27(Q)	87,410,000	67,541
7.05%, 01/19/28(Q)	110,471,000	85,361
6.90%, 05/23/29(Q)	265,037,000	204,794
7.25%, 05/10/34(Q)	48,570,000	37,530
7.70%, 03/16/39(Q)	135,260,000	104,515
		507,244
Saudi Arabia ? 0.1%
Greensaif Pipelines Bidco S.a.r.l.
6.13%, 02/23/38 144A Δ	200,000	205,940
Saudi Arabian Oil Co.
3.50%, 04/16/29	1,130,000	1,057,465
		1,263,405
Singapore ? 0.0%
Flex, Ltd.
4.88%, 06/15/29	40,000	38,763
	Par	Value
Greenko Power II, Ltd.
4.30%, 12/13/28 144A	$191,000	$165,454
		204,217
South Africa ? 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28Δ	280,000	251,839
5.88%, 04/20/32Δ	360,000	327,972
7.30%, 04/20/52	370,000	322,374
		902,185
South Korea ? 0.0%
Export-Import Bank of Korea
5.00%, 01/11/28	240,000	245,340
5.13%, 01/11/33	200,000	208,265
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	246,134
		699,739
Spain ? 0.1%
Banco Santander SA
3.85%, 04/12/23	400,000	399,830
2.75%, 05/28/25	1,400,000	1,321,462
3.31%, 06/27/29Δ	400,000	357,063
2.75%, 12/03/30	200,000	156,235
Telefonica Emisiones SA
5.21%, 03/08/47	400,000	350,398
		2,584,988
Supranational ? 0.1%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	202,750
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,859,522
		2,062,272
Sweden ? 0.0%
Swedbank AB
1.30%, 06/02/23 144A	330,000	327,329
Switzerland ? 0.9%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	216,281
7.95%, 01/09/25	740,000	753,142
2.95%, 04/09/25Δ	665,000	618,809
7.50%, 02/15/28	890,000	945,625
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.24%), 4.21%, 06/12/24 144A ^	2,100,000	2,039,625
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	232,175
4.55%, 04/17/26	1,390,000	1,284,013
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	544,549
(Variable, U.S. SOFR + 0.98%), 1.31%, 02/02/27 144A ^	400,000	338,761
4.28%, 01/09/28 144A	1,800,000	1,626,750

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	$425,000	$379,441
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	630,000	560,889
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	755,000	608,885
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,017,000
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	831,180
UBS AG
4.50%, 06/26/48 144A Δ	280,000	250,350
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	799,016
4.25%, 03/23/28 144A	760,000	706,357
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.75%, 02/11/33 144A ^	395,000	316,801
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	572,789
		17,642,438
United Arab Emirates ? 0.0%
DP World, Ltd.
5.63%, 09/25/48 144A	620,000	601,502
United Kingdom ? 1.3%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	683,536
4.00%, 09/11/27 144A	220,000	209,239
Barclays PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.87%), 6.13%, 12/15/25ρ Δ ^	280,000	238,075
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	747,748
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	538,145
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,060,844
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.43%), 8.00%, 03/15/29ρ ^	225,000	192,656
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	1,698,930
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,450,000	1,342,916
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ ^	650,000	592,719
British Telecommunications PLC
3.25%, 11/08/29 144A	472,000	426,183
9.63%, 12/15/30	30,000	37,420
CSL Finance PLC
3.85%, 04/27/27 144A	150,000	146,330
	Par	Value
Hammerson PLC REIT
3.50%, 10/27/25(U)	$100,000	$108,381
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 1.00%), 5.92%, 05/18/24?	300,000	297,776
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	611,407
4.25%, 08/18/25	220,000	209,422
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	225,000	205,646
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	340,053
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29Δ ^	2,650,000	2,726,916
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	310,000	294,437
4.95%, 03/31/30	200,000	196,430
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32^	440,000	357,155
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	580,000	524,778
(Variable, U.S. SOFR + 2.39%), 6.25%, 03/09/34^	800,000	837,049
6.50%, 09/15/37	120,000	123,309
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,277,405
Lloyds Banking Group PLC
3.90%, 03/12/24	210,000	205,954
4.38%, 03/22/28	2,400,000	2,280,214
4.55%, 08/16/28	230,000	218,608
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	605,409
Nationwide Building Society
4.85%, 07/27/27 144A	650,000	637,977
NatWest Group PLC
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,194,563
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,192,841
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	620,638
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	187,662
Royalty Pharma PLC
1.20%, 09/02/25	650,000	589,663
3.55%, 09/02/50Δ	20,000	13,812
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	304,143
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32Δ ^	1,200,000	969,971
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	120,683
Virgin Media Secured Finance PLC
5.50%, 05/15/29 144A	210,000	195,801
Vmed O2 UK Financing I PLC
4.75%, 07/15/31 144A	220,000	188,849

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Vodafone Group PLC
4.38%, 02/19/43	$5,000	$4,249
4.88%, 06/19/49	5,000	4,521
		26,560,463
Uruguay ? 0.0%
Uruguay Government International Bond
4.38%, 01/23/31Δ	90,000	89,599
Total Foreign Bonds (Cost $260,439,862)		231,069,763
LOAN AGREEMENTS ? 0.7%
Acrisure LLC 2021-2 Additional Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%, 0.50% Floor), 9.09%, 02/15/27?	199,495	196,004
Ali Group North America Corporation Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.92%, 07/30/29?	129,000	127,355
AmWINS Group, Inc. February 2023 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.75% Floor), 7.66%, 02/19/28?	129,675	129,311
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 7.34%, 10/01/26?	196,895	197,018
Ascend Performance Materials Operations LLC 2021 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 6M + 4.75%, 0.75% Floor), 9.71%, 08/27/26?	595,443	586,696
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.16%, 08/19/28?	259,752	241,570
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 8.09%, 07/31/27?	235,200	216,384
athenahealth Group, Inc. Initial DDTL
0.00%, 02/15/29? ≈	114,130	107,140
athenahealth Group, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.26%, 02/15/29?	929,040	872,137
Avolon TLB Borrower 1 LLC Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 7.01%, 12/01/27?	175,950	176,353
BCPE Empire Holdings, Inc. Amendment No.3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.63%, 0.50% Floor), 9.53%, 06/11/26?	495,000	490,580
	Par	Value
Bombardier Recreational Products, Inc. 2022-2 Incremental Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.31%, 12/13/29?	$249,375	$248,648
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.43%, 07/02/29?	431,992	432,376
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.56%, 07/02/29?	166,508	166,656
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 7.41%, 06/07/28?	314,863	312,568
Cast & Crew LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%), 8.34%, 02/09/26?	248,062	248,140
Castlelake Aviation One Designated Activity Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.50% Floor), 7.62%, 10/22/26?	137,059	135,934
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.56%, 04/30/25?	150,317	150,411
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.56%, 02/01/27?	126,717	125,747
Clarios Global LP Amendment No. 1 Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 8.09%, 04/30/26?	608,332	606,304
Cloudera, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.66%, 10/08/28?	217,800	208,543
Coherent Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.67%, 07/02/29?	496,971	493,244
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.41%, 11/23/27?	149,628	133,463
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 6M + 4.00%), 8.70%, 10/16/26?	426,800	418,866

	Par	Value
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.12%, 12/22/27?	$122,617	$121,927
EyeCare Partners LLC Amendment No. 1 Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 0.50% Floor), 8.59%, 11/15/28?	594,000	485,925
EyeCare Partners LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 8.59%, 02/18/27?	398,338	326,970
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 5.00%, 1.00% Floor), 10.25%, 03/30/27?	595,455	574,986
Focus Financial Partners LLC Tranche B-5 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.06%, 06/30/28?	84,533	83,888
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.00%, 12/30/26?	58,200	57,909
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 9.24%, 10/02/25?	592,307	419,551
Harbor Freight Tools U.S.A., Inc. Initial Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 7.59%, 10/19/27?	290,000	281,723
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 6.42%, 12/22/25(E) ?	700,000	759,150
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 7.84%, 05/01/26?	130,732	116,279
KKR Apple Bidco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 7.59%, 09/22/28?	229,419	227,534
Mileage Plus Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 10.21%, 06/21/27?	1,281,800	1,332,354
New Trojan Parent, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 7.96%, 01/06/28?	447,709	306,683
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 8.09%, 01/06/28?	48,513	33,232
	Par	Value
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 7.34%, 09/18/26?	$252,471	$252,218
Pelican Products, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 4.25%, 0.50% Floor), 9.41%, 12/29/28?	98,997	88,437
QUIKRETE Holdings, Inc. B-1 Fourth Amendment Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 7.84%, 03/18/29?	359,093	355,439
Rackspace Technology Global, Inc. 2021 Term B Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 7.60%, 02/15/28?	157,002	85,363
Setanta Aircraft Leasing DAC Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 7.16%, 11/05/28?	680,000	680,765
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 7.57%, 04/29/26?	337,339	335,943
USIC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 8.34%, 05/12/28?	296,979	288,193
Verscend Holding Corporation Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 8.84%, 08/27/25?	205,255	205,319
VFH Parent LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 7.86%, 01/13/29?	277,200	268,148
Total Loan Agreements (Cost $15,287,830)		14,709,384
MORTGAGE-BACKED SECURITIES ? 41.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 5.60%, 09/15/34 144A ?	1,200,000	1,165,801
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	596,343
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.45%, 03/17/39(U) ?	441,364	522,980
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 5.23%, 09/25/46?	161,009	145,667
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.74% on 07/25/26), 4.75%, 09/26/67 144A STEP	1,164,655	1,124,464
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,114,327

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
AREIT LLC, Series 2022-CRE7, Class A
(Floating, CME Term SOFR 1M + 2.24%, 2.24% Floor), 6.99%, 06/17/39 144A ?	$1,440,000	$1,432,683
AREIT Trust, Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 5.79%, 11/17/38 144A ?	1,997,309	1,957,842
Atlas Funding PLC, Series 2021-1, Class A
(Floating, SONIA Interest Rate + 0.90%), 4.83%, 07/25/58(U) ?	1,355,909	1,674,423
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	2,000,000	1,749,702
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 5.73%, 09/15/38 144A ?	2,300,000	2,149,364
Banc of America Funding Trust, Series 2005-D, Class A1
3.80%, 05/25/35? γ	189,551	174,294
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
3.68%, 07/25/34? γ	19,069	17,054
BANK, Series 2017-BNK9, Class XA
0.77%, 11/15/54? IO γ	7,928,849	231,287
BANK, Series 2018-BNK14, Class D
3.00%, 09/15/60 144A	250,000	151,513
BANK, Series 2019-BNK19, Class D
3.00%, 08/15/61 144A	100,000	60,306
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64? γ	2,100,000	1,847,103
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	946,469
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,485,254
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A ? γ	390,000	313,168
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,624,338
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,626,128
BBCMS Mortgage Trust, Series 2021-C9, Class A5
2.30%, 02/15/54	600,000	491,316
BBCMS Mortgage Trust, Series 2022-C17, Class AS
4.97%, 09/15/55	850,000	793,635
	Par	Value
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.94%, 05/25/35? γ	$70,213	$64,786
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
4.34%, 02/25/33? γ	2,056	1,930
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.95%, 01/26/36? γ	230,359	169,047
Bellemeade Re, Ltd., Series 2021-2A, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.06%, 06/25/31 144A ?	310,000	304,593
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,683,951
Benchmark Mortgage Trust, Series 2020-B20, Class XA
1.62%, 10/15/53? IO γ	3,478,737	263,217
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.28%, 08/15/54? IO γ	3,847,313	280,751
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1
5.11%, 07/25/62 144A ? γ	287,951	281,043
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 5.93%, 09/15/36 144A ?	2,300,000	2,251,629
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, CME Term SOFR 1M + 2.11%, 2.11% Floor), 6.94%, 10/15/36 144A ?	1,249,500	1,208,821
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, ICE LIBOR USD 1M + 0.73%, 0.73% Floor), 5.41%, 10/15/36 144A ?	1,713,527	1,649,567
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor), 6.33%, 09/15/36 144A ?	1,350,000	1,272,164
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	1,219,663	1,133,714
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A	2,500,000	2,311,027
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
4.25%, 02/19/34? γ	116,957	110,588
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	354,010

	Par	Value
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E
2.75%, 12/15/72 144A	$330,000	$175,746
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,268,358
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 5.86%, 10/15/36 144A ?	2,300,000	2,207,626
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	1,147,822	1,142,341
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 5.58%, 11/15/37 144A ?	648,774	632,822
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	45,283
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	33,432
COMM Mortgage Trust, Series 2013-CR12, Class C
5.11%, 10/10/46? γ	20,000	13,432
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	182,827	168,128
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A ? γ	160,000	152,794
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,316,674
COMM Mortgage Trust, Series 2015-DC1, Class C
4.30%, 02/10/48? γ	80,000	67,363
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	813,841
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 7.25%, 04/25/31 144A ?	29,826	29,831
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%), 7.15%, 08/25/31 144A ?	14,966	14,967
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.11%, 10/25/41 144A ?	589,000	572,538
	Par	Value
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.21%, 12/25/41 144A ?	$245,000	$232,179
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 7.56%, 01/25/42 144A ?	430,000	408,980
CRSNT Trust, Series 2021-MOON, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 5.51%, 04/15/36 144A ?	2,500,000	2,305,959
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	666,753
CSMC Trust, Series 2010-16, Class B9
3.80%, 06/25/50 144A ? γ	1,987,948	1,632,769
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A ? γ	921,718	829,275
CSMC Trust, Series 2020-RPL5, Class A1
3.02%, 08/25/60 144A ? γ	623,896	606,722
CSMC Trust, Series 2021-JR2, Class A1
2.22%, 11/25/61 144A ? γ	1,049,215	1,001,190
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	450,454
CSMC, Series 2020-FACT, Class D
(Floating, ICE LIBOR USD 1M + 3.71%, 3.71% Floor), 8.39%, 10/15/37 144A ?	670,000	621,791
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	1,954,638	1,759,478
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	650,000	589,694
CSMC, Series 2021-ADV, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 6.09%, 07/15/38 144A ?	2,600,000	2,431,495
CSMC, Series 2021-NQM4, Class A1
1.10%, 05/25/66 144A	1,456,933	1,193,875
CSMC, Series 2021-NQM8, Class A1
1.84%, 10/25/66 144A ? γ	293,122	254,054
CSWF, Series 2021-SOP2, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 5.65%, 06/15/34 144A ?	1,551,053	1,467,267
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.63%, 08/10/49	310,000	285,005
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
3.80%, 02/25/36? γ	487,366	337,948

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	$3,400,000	$2,718,528
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.29%, 06/25/66 144A	1,015,214	812,425
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 5.39%, 11/15/38 144A ?	840,000	805,512
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 0.76% Floor), 5.44%, 10/15/38 144A ?	1,099,978	1,060,291
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 4.41%, 06/15/44(U) ?	813,382	974,485
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 5.77%, 07/15/38 144A ?	6,540,488	6,349,413
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	120	120
5.50%, 02/01/27	6,575	6,653
4.50%, 10/01/29	621	622
7.50%, 11/01/29	1,331	1,396
7.50%, 12/01/29	1,531	1,611
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 4.23%, 07/01/31?	1,986	1,961
7.50%, 11/01/31	6,090	6,081
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.60% Cap), 3.35%, 04/01/32?	197	192
4.00%, 09/01/32	100,000	97,567
4.30%, 12/01/32	299,569	297,186
4.65%, 01/01/33	100,000	102,720
3.50%, 08/01/33	283,762	276,924
5.00%, 08/01/33	1,804	1,846
5.00%, 09/01/33	307	314
5.00%, 10/01/33	1,056	1,078
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 3.70%, 03/01/34?	546	533
5.00%, 12/01/34	20,136	20,578
5.50%, 05/01/35	33,251	33,661
5.00%, 07/01/35	1,437	1,470
5.00%, 11/01/35	40,789	41,739
5.50%, 11/01/35	7,756	7,907
5.00%, 12/01/35	4,188	4,286
5.00%, 02/01/37	4,625	4,733
5.50%, 07/01/37	10,319	10,734
3.50%, 01/01/38	230,645	222,285
3.00%, 04/01/38	43,637	40,988
5.50%, 04/01/38	2,564	2,667
	Par	Value
7.00%, 03/01/39	$6,048	$6,498
6.50%, 09/01/39	12,670	13,314
4.00%, 02/01/41	16,061	15,728
2.50%, 04/01/41	76,564	68,383
5.00%, 06/01/41	904	924
2.00%, 09/01/41	1,050,671	904,279
1.50%, 10/01/41	71,773	58,978
1.50%, 11/01/41	18,145	14,910
2.00%, 12/01/41	90,634	77,501
2.00%, 02/01/42	92,570	79,682
3.50%, 10/01/42	47,611	45,200
4.00%, 10/01/42	15,619	15,295
3.50%, 11/01/42	101,194	95,998
3.50%, 12/01/42	6,556	6,230
3.50%, 01/01/43	15,993	15,198
3.50%, 02/01/43	77,425	73,524
4.00%, 04/01/43	47,261	46,162
3.50%, 05/01/43	170,779	163,220
4.00%, 05/01/43	24,499	24,445
4.00%, 06/01/43	29,611	29,546
4.00%, 07/01/43	95,785	95,168
4.00%, 08/01/43	38,836	38,229
4.50%, 12/01/43	318,437	321,116
3.50%, 02/01/44	23,134	21,986
4.50%, 02/01/44	226,430	228,474
4.50%, 03/01/44	65,201	65,291
3.50%, 03/01/45	220,723	209,360
4.00%, 12/01/45	120,310	117,536
3.50%, 06/01/46	23,926	22,636
4.00%, 09/01/46	134,460	131,303
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.09%, 03/01/47?	318,770	303,539
3.50%, 04/01/47	4,039,466	3,821,590
4.00%, 07/01/47	126,634	123,530
4.00%, 08/01/47	47,788	46,587
(Floating, ICE LIBOR USD 1Y + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47?	239,597	232,042
3.50%, 03/01/48	48,320	45,665
4.00%, 03/01/48	29,099	28,301
4.00%, 06/01/48	1,105,157	1,080,205
4.50%, 08/01/48	553,946	555,238
5.00%, 08/01/48	5,607	5,685
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48?	883,625	845,543
3.00%, 02/01/49	910,141	838,097
3.50%, 07/01/49	102,990	97,361
4.00%, 07/01/49	135,141	131,580
3.00%, 09/01/49	1,821,177	1,663,495
4.50%, 09/01/49	280,254	278,562
3.00%, 11/01/49	242,744	221,163
4.50%, 12/01/49	414,374	411,258
(Floating, ICE LIBOR USD 1Y + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 02/01/50?	120,208	116,344
4.00%, 03/01/50	3,536,833	3,428,795

	Par	Value
4.50%, 03/01/50	$8,390,584	$8,385,247
4.50%, 05/01/50	189,975	188,022
2.50%, 07/01/50	553,341	485,192
4.50%, 09/01/50	429,982	427,415
2.00%, 11/01/50	405,174	339,639
2.50%, 11/01/50	498,352	436,784
2.50%, 12/01/50	606,505	529,211
3.00%, 12/01/50	2,625,534	2,389,800
1.50%, 02/01/51	263,290	207,602
2.00%, 02/01/51	1,119,241	935,529
2.50%, 02/01/51	1,123,494	974,019
2.00%, 03/01/51	1,411,872	1,177,761
2.00%, 04/01/51	311,876	262,368
2.00%, 05/01/51	5,188,003	4,307,745
2.50%, 05/01/51	8,587,993	7,464,413
2.50%, 07/01/51	622,291	540,559
2.50%, 08/01/51	889,950	778,195
2.00%, 09/01/51	180,189	149,826
2.50%, 09/01/51	1,952,421	1,695,525
2.50%, 10/01/51	96,127	83,973
3.00%, 10/01/51	186,414	169,093
2.00%, 11/01/51	2,872,175	2,382,882
2.50%, 11/01/51	2,346,037	2,052,043
3.00%, 11/01/51	171,249	154,076
2.00%, 01/01/52	5,828,044	4,833,356
2.50%, 01/01/52	1,086,694	950,079
3.00%, 01/01/52	94,305	85,440
2.00%, 02/01/52	1,026,374	851,194
2.50%, 02/01/52	280,496	244,806
2.00%, 03/01/52	15,832,966	13,115,614
2.50%, 03/01/52	185,418	161,514
4.50%, 03/01/52	205,233	201,264
2.50%, 04/01/52	3,481,176	3,036,786
3.00%, 04/01/52	1,380,133	1,242,150
4.00%, 04/01/52	373,961	361,016
3.50%, 05/01/52	755,650	703,749
5.00%, 05/01/52	42,262	42,863
3.00%, 06/01/52	971,021	872,733
4.00%, 06/01/52	1,143,727	1,103,778
4.50%, 06/01/52	285,606	281,690
5.00%, 06/01/52	978,652	994,126
3.00%, 07/01/52	1,973,239	1,773,922
4.50%, 07/01/52	391,601	385,964
5.00%, 07/01/52	2,300,522	2,329,190
4.00%, 08/01/52	1,000,000	957,336
5.00%, 08/01/52	29,041	29,385
5.00%, 10/01/52	100,000	99,831
4.50%, 11/01/52	592,989	582,047
6.00%, 11/01/52	1,920,966	1,992,106
6.00%, 12/01/52	924,425	952,799
5.50%, 01/01/53	199,173	202,209
6.00%, 01/01/53	2,958,968	3,063,433
6.50%, 01/01/53	298,502	308,229
6.50%, 02/01/53	199,851	206,412
4.00%, 04/01/53	199,999	191,466
	Par	Value
4.50%, 05/01/53	$700,000	$686,465
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	65,325	68,882
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 5.18%, 06/15/37?	41,592	40,977
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 1.55%, 01/15/40? IO	94,121	9,469
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 1.27%, 10/15/41? IO	37,073	3,513
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 1.81%, 12/15/41? IO	111,628	13,476
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 1.32%, 08/15/42? IO	74,627	8,430
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	107,680	17,495
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	107,005	88,572
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	58,662	2,320
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	22,221	913
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 1.27%, 02/15/44? IO	37,512	3,622
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 1.32%, 05/15/44? IO	38,810	4,219
Federal Home Loan Mortgage Corporation REMIC, Series 4391
3.00%, 09/15/44	387,015	347,137
Federal Home Loan Mortgage Corporation REMIC, Series 4415
0.00%, 04/15/41? IO γ	46,331	2,024

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 3.85%, 07/15/40?	$129,056	$126,604
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	219,406	202,719
3.00%, 06/15/48	147,371	135,295
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	108,674	96,725
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, ICE LIBOR USD 1M + 0.35%), 3.65%, 08/15/40?	534,141	521,659
(Floating, ICE LIBOR USD 1M + 0.35%), 3.67%, 10/15/40?	476,495	465,945
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	543,717	83,988
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	164,922	25,254
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	342,632	46,331
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	73,314	10,791
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	347,814	55,190
Federal Home Loan Mortgage Corporation REMIC, Series 5140
2.50%, 05/25/49 IO	636,204	88,239
Federal Home Loan Mortgage Corporation REMIC, Series 5224
4.00%, 04/25/52	900,000	851,868
Federal Home Loan Mortgage Corporation REMIC, Series 5274
2.50%, 01/25/51 IO	685,219	108,206
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA3, Class B1
(Floating, ICE LIBOR USD 1M + 5.10%), 9.95%, 06/25/50 144A ?	130,985	138,971
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, ICE LIBOR USD 1M + 6.00%), 10.85%, 08/25/50 144A ?	165,707	179,113
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 9.36%, 10/25/50 144A ?	540,000	569,757
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.21%, 01/25/34 144A ?	$156,616	$153,776
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2023-DNA1 Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 6.66%, 03/25/43 144A ?	1,180,000	1,182,383
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 1.32%, 12/15/46? IO	169,867	18,217
Federal National Mortgage Association
5.50%, 09/01/23	60	60
5.50%, 10/01/23	16	16
2.81%, 04/01/25	50,000	48,374
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 3.42%, 07/01/27?	2,456	2,406
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.80% Cap), 3.59%, 08/01/27?	2,478	2,445
(Floating, Enterprise 11th District COFI Index + 1.24%, 1.24% Floor, 10.44% Cap), 3.70%, 11/01/27 CONV ?	3,012	2,944
3.16%, 05/01/29	142,276	134,289
3.25%, 05/01/29	19,425	18,524
4.31%, 02/01/30	200,000	201,188
2.93%, 06/01/30	18,943	17,735
8.00%, 10/01/30	4,405	4,647
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 4.63%, 12/01/30 CONV ?	1,155	1,131
4.50%, 04/01/31	14,668	14,674
4.50%, 05/01/31	56,661	56,685
4.50%, 06/01/31	17,446	17,454
4.50%, 11/01/31	26,205	26,217
4.50%, 12/01/31	36,220	36,235
6.00%, 01/01/32	40,602	41,485
2.15%, 02/01/32? γ	39,831	33,922
6.00%, 03/01/32	1,443	1,475
6.00%, 04/01/32	67,852	69,325
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 3.92%, 06/01/32?	4,889	4,721
3.84%, 07/01/32	100,000	97,166
3.89%, 07/01/32	300,000	287,117
4.06%, 07/01/32	199,099	195,247

	Par	Value
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.21% Cap), 2.84%, 08/01/32?	$4,940	$4,756
3.84%, 08/01/32	100,000	97,148
3.85%, 08/01/32	100,000	95,372
3.74%, 09/01/32	200,000	192,761
3.98%, 10/01/32	400,000	385,422
4.26%, 11/01/32	200,000	200,194
4.37%, 11/01/32	200,000	201,942
4.44%, 11/01/32	100,000	101,466
4.41%, 12/01/32	200,000	202,623
4.94%, 12/01/32	99,670	104,657
4.58%, 01/01/33	100,000	102,636
4.69%, 01/01/33	100,000	103,508
4.10%, 01/05/33	100,000	100,313
4.48%, 01/05/33	100,000	100,688
4.36%, 02/01/33	200,000	201,933
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 4.38%, 02/01/33?	687	673
4.42%, 03/01/33	200,000	202,857
4.70%, 03/01/33	200,000	207,530
(Floating, Enterprise 11th District COFI Index + 1.32%, 1.32% Floor, 11.99% Cap), 2.90%, 05/01/33?	4,840	4,659
5.00%, 07/01/33	8,404	8,589
5.00%, 09/01/33	10,290	10,518
3.50%, 05/01/34	66,734	65,056
6.00%, 10/01/34	21,015	21,471
3.50%, 12/01/34	14,363	14,001
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 3.80%, 12/01/34?	10,402	10,197
3.50%, 01/01/35	14,613	14,245
6.00%, 05/01/35	110,452	112,951
3.00%, 07/01/35	19,217	18,080
6.00%, 07/01/35	22,889	23,397
5.50%, 09/01/35	18,953	19,161
5.00%, 10/01/35	28,721	29,358
6.00%, 10/01/35	10,699	11,105
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 3.37%, 11/01/35?	1,940	1,931
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.81%, 1.81% Floor, 8.95% Cap), 4.61%, 11/01/35?	7,726	7,532
6.00%, 11/01/35	69,508	71,153
3.00%, 02/01/36	277,105	260,016
3.00%, 04/01/36	222,384	208,670
5.50%, 04/01/36	1,313	1,323
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.90% Floor, 12.84% Cap), 4.30%, 05/01/36?	11,187	11,105
3.00%, 07/01/36	432,345	405,678
3.00%, 08/01/36	170,696	160,167
	Par	Value
2.50%, 09/01/36	$103,305	$94,584
3.00%, 10/01/36	873,013	819,159
5.50%, 11/01/36	24,613	25,576
3.00%, 12/01/36	368,700	345,955
3.50%, 02/01/37	65,557	63,259
3.50%, 03/01/37	50,510	49,241
5.50%, 03/01/37	1,408	1,446
6.00%, 07/01/37	278,814	291,538
6.50%, 10/01/37	22,586	23,330
7.00%, 10/01/37	521	528
7.00%, 11/01/37	3,097	3,113
3.00%, 12/01/37	49,979	46,894
3.50%, 12/01/37	81,831	78,961
(Floating, Enterprise 11th District COFI Index + 1.26%, 1.26% Floor, 10.71% Cap), 3.53%, 12/01/37?	7,145	6,990
7.00%, 12/01/37	1,183	1,197
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 3.94%, 01/01/38?	1,822	1,786
2.50%, 03/01/38	367,139	336,146
4.50%, 03/01/38	2,972	2,972
4.50%, 04/01/38	19,909	19,989
5.00%, 04/01/38	26,494	27,083
3.00%, 06/01/38	210,022	197,075
5.00%, 06/01/38	27,572	28,177
5.50%, 08/01/38	17,334	18,013
7.00%, 11/01/38	4,402	4,644
7.00%, 02/01/39	2,820	3,013
3.50%, 08/01/39	52,707	50,861
3.50%, 02/01/40	144,005	137,857
3.00%, 03/01/40	206,183	193,464
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.69% Cap), 4.19%, 06/01/40?	10,040	10,131
4.19%, 10/01/40?	23,124	22,531
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 3.97%, 11/01/40?	3,229	3,132
2.50%, 03/01/41	80,989	72,336
2.50%, 04/01/41	251,440	224,574
4.50%, 04/01/41	49,246	49,572
2.50%, 05/01/41	595,928	532,251
2.00%, 06/01/41	169,710	146,919
6.00%, 07/01/41	197,206	205,593
4.50%, 08/01/41	20,578	20,715
2.00%, 09/01/41	92,037	79,682
2.00%, 10/01/41	894,739	771,738
2.50%, 11/01/41	89,545	79,976
4.50%, 11/01/41	67,887	68,337
2.00%, 12/01/41	90,954	77,943
2.00%, 02/01/42	92,203	79,367
3.00%, 06/01/42	94,567	86,620
4.00%, 06/01/42	19,238	18,891
3.50%, 09/01/42	16,890	16,021

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 10/01/42	$59,897	$58,592
2.50%, 11/01/42	10,047	8,799
4.00%, 11/01/42	677,974	668,280
2.50%, 12/01/42	5,047	4,433
3.00%, 12/01/42	8,031	7,416
3.50%, 12/01/42	31,778	30,346
4.00%, 12/01/42	41,950	41,094
2.50%, 01/01/43	7,228	6,348
3.00%, 01/01/43	142,910	131,202
3.50%, 01/01/43	536,544	508,867
2.50%, 02/01/43	7,300	6,411
2.50%, 03/01/43	638,025	560,378
3.00%, 03/01/43	103,583	95,640
3.50%, 03/01/43	261,144	250,234
2.50%, 04/01/43	804,467	701,229
3.00%, 04/01/43	156,892	144,857
4.00%, 04/01/43	24,387	24,086
2.50%, 05/01/43	11,756	10,209
3.00%, 05/01/43	95,612	88,278
2.50%, 06/01/43	13,242	11,597
3.00%, 06/01/43	87,772	81,039
4.00%, 06/01/43	206,552	203,766
3.00%, 07/01/43	405,708	374,708
4.00%, 07/01/43	231,957	228,172
2.50%, 08/01/43	123,461	107,751
4.00%, 08/01/43	70,218	68,511
4.50%, 09/01/43	136,665	136,248
2.50%, 10/01/43	21,953	19,262
3.00%, 10/01/43	132,340	122,346
4.50%, 10/01/43	61,441	61,459
4.50%, 11/01/43	37,943	37,954
4.50%, 12/01/43	63,941	63,960
4.50%, 01/01/44	36,273	36,283
4.50%, 02/01/44	181,029	181,992
3.50%, 08/01/44	74,146	70,452
4.50%, 10/01/44	152,837	152,905
4.00%, 12/01/44	874,195	856,106
3.00%, 01/01/45	175,613	162,158
4.00%, 01/01/45	58,713	57,721
4.50%, 02/01/45	523,866	526,691
4.50%, 04/01/45	248,079	248,650
4.50%, 05/01/45	30,415	30,485
4.50%, 06/01/45	216,001	216,097
3.50%, 07/01/45	5,368,122	5,075,304
4.00%, 08/01/45	3,539,425	3,456,009
3.00%, 11/01/45	482,678	444,166
3.50%, 01/01/46	155,447	146,935
3.00%, 07/01/46	256,302	235,583
3.00%, 08/01/46	33,941	31,170
3.00%, 09/01/46	61,306	56,313
3.00%, 10/01/46	34,035	31,198
3.00%, 11/01/46	879,522	806,442
3.50%, 11/01/46	20,998	19,952
4.50%, 11/01/46	183,740	183,439
5.00%, 11/01/46	352,613	357,240
3.50%, 12/01/46	131,590	124,360
4.00%, 01/01/47	513,999	502,448
4.50%, 01/01/47	20,718	20,708
	Par	Value
3.50%, 02/01/47	$1,340,446	$1,266,813
4.00%, 02/01/47	49,102	47,920
4.50%, 03/01/47	286,836	283,981
3.50%, 05/01/47	190,166	179,952
4.00%, 05/01/47	44,800	43,592
4.50%, 06/01/47	429,895	427,333
4.50%, 07/01/47	410,120	409,161
4.00%, 08/01/47	355,233	346,230
3.00%, 09/01/47	613,670	563,344
3.50%, 09/01/47	8,207,528	7,755,281
3.50%, 10/01/47	9,407,660	8,882,047
3.50%, 11/01/47	12,207,555	11,529,218
4.50%, 11/01/47	109,554	109,180
3.50%, 12/01/47	12,047,390	11,372,343
4.00%, 12/01/47	205,578	201,348
4.00%, 01/01/48	193,752	189,764
4.00%, 02/01/48	718,087	701,275
4.00%, 03/01/48	498,583	485,663
4.00%, 06/01/48	316,056	309,551
4.00%, 07/01/48	605,811	591,551
4.50%, 07/01/48	142,582	142,540
3.50%, 08/01/48	2,897,530	2,734,776
4.00%, 08/01/48	1,548,093	1,513,169
4.50%, 09/01/48	291,538	291,911
5.00%, 09/01/48	582,787	596,353
4.00%, 10/01/48	177,982	172,590
3.00%, 11/01/48	180,178	166,373
3.50%, 11/01/48	261,977	247,584
5.00%, 11/01/48	1,322,402	1,347,455
4.00%, 01/01/49	22,113	21,527
4.50%, 01/01/49	238,415	237,655
4.50%, 02/01/49	52,560	52,361
4.50%, 05/01/49	816,440	813,811
4.50%, 06/01/49	517,133	515,546
3.50%, 07/01/49	986,946	933,005
4.50%, 07/01/49	387,836	385,658
3.50%, 08/01/49	702,633	664,231
4.50%, 09/01/49	64,198	63,750
3.00%, 12/01/49	615,633	560,381
4.00%, 12/01/49	117,088	113,395
3.50%, 01/01/50	350,736	329,509
4.50%, 01/01/50	5,941	5,866
3.00%, 02/01/50	1,879,283	1,728,918
4.50%, 03/01/50	7,423	7,308
4.50%, 05/01/50	650,811	647,278
2.50%, 06/01/50	935,878	818,598
3.50%, 06/01/50	246,686	232,688
4.50%, 06/01/50	66,162	65,863
4.50%, 07/01/50	30,236	29,848
2.00%, 08/01/50	69,808	58,603
3.00%, 08/01/50	145,916	132,477
2.00%, 09/01/50	299,422	249,366
2.50%, 09/01/50	2,931,857	2,569,724
2.00%, 10/01/50	6,284,831	5,226,656
2.50%, 10/01/50	580,245	504,522
2.00%, 11/01/50	6,968,312	5,789,142
2.50%, 11/01/50	172,610	150,781
3.00%, 11/01/50	93,740	84,969

	Par	Value
2.00%, 12/01/50	$389,500	$323,564
2.50%, 12/01/50	77,380	67,472
4.50%, 12/01/50	472,821	469,295
1.50%, 01/01/51	500,000	394,200
2.00%, 01/01/51	163,780	136,228
2.50%, 01/01/51	158,451	138,421
2.00%, 02/01/51	1,384,026	1,151,281
2.50%, 02/01/51	144,611	125,639
4.50%, 02/01/51	1,398,820	1,374,977
1.50%, 03/01/51	693,066	546,262
2.00%, 03/01/51	3,181,061	2,656,492
2.50%, 03/01/51	314,995	276,188
2.00%, 04/01/51	910,643	760,331
2.50%, 04/01/51	400,614	346,984
2.00%, 05/01/51	604,703	501,975
2.50%, 05/01/51	1,930,998	1,668,680
2.50%, 06/01/51	646,337	565,146
3.00%, 06/01/51	157,089	143,714
2.50%, 07/01/51	604,839	529,108
2.00%, 08/01/51	269,139	223,420
2.50%, 08/01/51	355,185	310,501
3.00%, 08/01/51	646,253	590,926
2.50%, 09/01/51	532,453	468,077
3.00%, 09/01/51	82,488	74,268
2.00%, 10/01/51	800,000	666,191
2.50%, 10/01/51	1,497,911	1,306,868
2.00%, 11/01/51	182,773	151,610
2.50%, 11/01/51	1,177,606	1,029,881
3.00%, 11/01/51	172,989	158,167
2.00%, 12/01/51	5,522,667	4,578,452
2.50%, 12/01/51	99,999	86,335
3.00%, 12/01/51	181,640	165,408
3.50%, 12/01/51	531,411	500,306
2.00%, 01/01/52	559,892	464,928
2.50%, 01/01/52	916,609	799,074
3.00%, 01/01/52	625,352	571,098
3.50%, 01/01/52	274,318	258,113
2.00%, 02/01/52	931,979	775,804
2.50%, 02/01/52	1,691,638	1,470,613
3.00%, 02/01/52	1,438,744	1,296,480
2.00%, 03/01/52	871,417	727,255
2.50%, 03/01/52	680,293	590,940
3.00%, 03/01/52	2,483,599	2,257,410
2.00%, 04/01/52	9,872,360	8,178,034
2.50%, 04/01/52	376,077	326,270
3.00%, 04/01/52	917,429	825,089
2.00%, 05/01/52	951,117	788,056
3.50%, 05/01/52	1,323,840	1,243,482
4.00%, 05/01/52	1,626,221	1,567,569
3.00%, 06/01/52	2,452,576	2,204,162
3.50%, 06/01/52	95,220	88,610
4.00%, 06/01/52	1,640,649	1,585,186
3.00%, 07/01/52	1,753,805	1,576,241
4.00%, 07/01/52	1,851,482	1,802,276
4.50%, 07/01/52	96,999	95,723
3.00%, 08/01/52	976,868	878,027
	Par	Value
5.00%, 08/01/52	$958,436	$969,411
4.00%, 09/01/52	999,902	957,323
5.50%, 09/01/52	1,964,042	2,015,737
5.00%, 10/01/52	436,585	435,563
4.50%, 11/01/52	593,217	582,287
5.00%, 11/01/52	400,000	399,313
4.00%, 12/01/52	399,961	382,896
6.00%, 12/01/52	2,557,924	2,650,300
6.00%, 01/01/53	95,457	98,113
6.50%, 01/01/53	784,780	817,931
5.50%, 02/01/53	398,310	405,295
6.50%, 02/01/53	199,032	205,672
5.00%, 04/01/53	1,063,415	1,056,626
5.50%, 04/01/53	299,353	302,644
4.00%, 05/01/53	1,000,000	957,334
4.00%, 02/01/56	273,981	267,796
5.50%, 09/01/56	386,723	404,335
4.00%, 01/01/57	174,055	170,125
4.00%, 06/01/57	262,632	255,631
4.50%, 09/01/57	406,166	400,442
4.50%, 08/01/58	116,983	115,334
2.50%, 07/01/61	3,332,256	2,790,447
2.50%, 09/01/61	92,775	77,690
Federal National Mortgage Association ACES, Series 2015-M1
0.50%, 09/25/24? IO γ	2,113,187	11,669
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	32,638	29,569
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	86,891	83,022
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31? γ	275,128	245,245
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31? IO γ	6,969,332	633,115
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	86,764	76,240
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	57,910	2,349
4.50%, 11/25/39 IO	14,025	2,616
3.50%, 11/25/41 IO	49,655	7,939
4.00%, 11/25/41 IO	66,846	12,187
4.00%, 04/25/42 IO	123,031	23,000

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 5.21%, 10/18/30?	$3,265	$3,252
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	199,457	208,539
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 1.90%, 03/25/37? IO	196,031	24,210
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	116,812	118,681
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	393,125	406,413
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 1.70%, 10/25/41? IO	154,161	11,339
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	17,541	488
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	10,438	11,114
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 1.30%, 12/25/42? IO	46,624	5,500
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	35,275	37,900
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	1,058	1,084
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 1.65%, 04/25/42? IO	55,187	6,633
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	$51,613	$54,973
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 1.80%, 03/25/42? IO	60,192	3,918
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 1.75%, 07/25/42? IO	13,142	1,619
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 1.10%, 12/25/43? IO	178,557	19,966
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	49,148	8,125
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	259,704	13,255
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	140,183	23,447
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 1.30%, 06/25/43? IO	74,190	9,199
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	227,791	234,469
6.50%, 07/25/42	94,200	101,140
Federal National Mortgage Association REMIC, Series 2014-47
0.00%, 08/25/44? IO γ	148,693	6,966
Federal National Mortgage Association REMIC, Series 2014-6
2.50%, 02/25/44	502,901	437,616
Federal National Mortgage Association REMIC, Series 2015-55
0.00%, 08/25/55? IO γ	50,550	1,898

	Par	Value
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 1.30%, 08/25/45? IO	$30,959	$3,868
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 1.25%, 10/25/57? IO	367,114	40,577
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 1.35%, 11/25/47? IO	121,342	11,959
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	316,948	195,204
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	316,063	48,821
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	154,652	25,499
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	774,124	112,882
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	603,205	99,209
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	730,236	110,616
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.42%, 08/25/27? IO γ	2,334,008	37,420
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.56%, 03/25/29? IO γ	1,393,093	39,640
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
0.95%, 05/25/29? IO γ	1,982,057	92,290
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
0.88%, 06/25/29? IO γ	993,536	44,330
FHLMC Multifamily Structured Pass-Through Certificates, Series K104
1.13%, 01/25/30? IO γ	3,442,214	205,932
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.60%, 12/25/35? IO γ	$5,927,934	$286,363
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
0.91%, 08/25/23? IO γ	2,672,920	3,679
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.29%, 07/25/26? IO γ	966,012	33,173
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.57%, 12/25/27? IO γ	2,991,763	66,304
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, ICE LIBOR USD 1M + 3.80%), 8.65%, 03/25/29?	124,986	130,217
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 4.54%, 07/25/44?	243,457	230,142
Finance of America HECM Buyout, Series 2022-HB2, Class M2
6.00%, 04/25/26 144A	600,000	556,770
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Interest Rate + 1.30%), 5.46%, 06/16/70(U) 144A ?	539,760	666,841
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.86%, 06/25/34? γ	102,375	93,998
FS Rialto Issuer LLC, Series 2022-FL7, Class B
(Floating, CME Term SOFR 1M + 3.91%, 3.91% Floor), 8.60%, 10/19/39 144A ?	650,000	644,966
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A ? γ	2,346,302	2,179,301
GCAT Trust, Series 2022-NQM4, Class A1
(Step to 5.76% on 09/25/26), 5.27%, 08/25/67 144A STEP	128,691	126,269
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	571,960	561,344
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,715,879	1,659,215

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association
7.00%, 01/15/26	$1,093	$1,102
7.00%, 07/15/27	6,463	6,483
7.00%, 01/15/28	7,223	7,282
7.00%, 03/15/28	10,917	10,972
7.00%, 07/15/28	1,029	1,035
6.50%, 08/15/28	858	884
7.00%, 08/15/28	1,270	1,290
7.50%, 08/15/28	4,209	4,316
6.50%, 09/15/28	1,504	1,549
7.00%, 10/15/28	7,686	7,752
7.50%, 03/15/29	4,516	4,544
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.75%, 11/20/29?	8,435	8,225
8.50%, 08/15/30	26	26
8.50%, 11/20/30	3,461	3,649
6.50%, 08/15/31	10,589	10,928
7.50%, 08/15/31	4,241	4,269
6.50%, 10/15/31	16,538	17,053
6.00%, 11/15/31	49,341	50,631
6.00%, 12/15/31	5,607	5,761
6.00%, 01/15/32	41,579	42,510
6.00%, 02/15/32	28,416	28,970
6.50%, 02/15/32	5,130	5,284
6.00%, 04/15/32	26,735	27,255
6.50%, 06/15/32	23,836	24,564
6.50%, 08/15/32	20,548	21,198
6.50%, 09/15/32	29,469	30,466
6.00%, 10/15/32	40,644	42,578
5.50%, 11/15/32	4,549	4,650
6.00%, 11/15/32	24,808	25,417
6.00%, 12/15/32	13,266	13,535
5.50%, 01/15/33	1,806	1,844
6.00%, 01/15/33	10,601	10,823
5.50%, 02/15/33	5,250	5,381
6.00%, 02/15/33	11,664	12,291
5.50%, 03/15/33	5,751	5,893
6.50%, 04/15/33	63,273	65,735
6.00%, 06/15/33	14,694	14,980
5.50%, 07/15/33	7,754	7,949
5.50%, 08/15/33	2,482	2,533
5.50%, 09/15/33	1,217	1,243
6.00%, 10/15/33	26,222	26,733
6.50%, 10/15/33	40,803	42,063
5.50%, 04/15/34	2,952	3,013
5.50%, 05/15/34	2,131	2,176
6.50%, 08/15/34	33,411	34,459
5.50%, 09/15/34	27,577	28,620
5.50%, 12/15/34	30,011	31,209
5.50%, 01/15/35	22,093	23,022
6.00%, 09/20/38	59,369	62,868
5.00%, 07/20/40	4,381	4,504
5.00%, 09/20/40	20,824	21,409
4.00%, 10/20/40	2,382	2,354
6.00%, 10/20/40	7,313	7,747
	Par	Value
6.00%, 01/20/41	$6,190	$6,463
4.50%, 04/20/41	82,105	83,214
3.00%, 09/15/42	195,362	182,598
3.00%, 10/15/42	90,298	83,733
3.00%, 11/15/42	39,182	36,149
4.00%, 08/20/43	139,545	137,914
3.50%, 06/20/44	48,080	46,037
3.00%, 01/15/45	787,820	727,440
3.50%, 03/20/45	20,739	19,757
3.50%, 04/15/45	189,835	184,654
4.00%, 05/20/45	11,806	11,586
4.00%, 10/20/45	85,073	83,290
3.50%, 01/20/46	54,591	52,091
3.50%, 04/20/46	116,730	111,121
3.50%, 05/20/46	59,245	56,445
3.50%, 06/20/46	120,870	115,189
3.50%, 07/20/46	60,833	57,910
3.00%, 08/20/46	157,012	145,506
3.50%, 09/20/46	529,941	497,288
3.00%, 11/20/46	38,106	35,313
3.50%, 04/20/47	1,286,373	1,220,977
3.50%, 05/20/47	71,405	68,167
4.00%, 06/20/47	510,439	498,800
4.50%, 08/20/47	23,239	23,252
3.00%, 09/20/47	10,476	9,672
4.00%, 09/20/47	319,670	313,169
3.50%, 10/20/47	331,269	314,968
4.00%, 11/20/47	195,134	190,682
3.50%, 12/20/47	1,199,353	1,141,443
4.00%, 12/20/47	88,544	86,525
3.00%, 02/20/48	49,456	45,619
4.00%, 02/20/48	54,895	53,677
4.00%, 03/20/48	87,970	85,964
4.00%, 04/20/48	55,477	54,194
4.50%, 04/20/48	146,492	146,436
4.50%, 05/20/48	504,003	503,703
5.00%, 05/20/48	51,213	52,074
3.50%, 06/15/48	98,005	95,328
4.50%, 06/20/48	145,440	145,264
4.50%, 07/20/48	9,890	9,849
5.00%, 07/20/48	114,663	116,610
4.50%, 08/20/48	1,262,306	1,259,738
5.00%, 08/20/48	132,439	134,440
4.50%, 09/20/48	860,843	859,091
4.50%, 10/20/48	135,391	135,059
5.00%, 10/20/48	625,564	635,716
5.00%, 11/20/48	1,106,644	1,125,673
4.50%, 12/20/48	551,884	544,072
5.00%, 12/20/48	719,038	729,922
4.50%, 01/20/49	2,123,581	2,117,122
5.00%, 01/20/49	1,851,486	1,880,905
4.00%, 02/20/49	982,429	956,691
4.50%, 02/20/49	201,625	201,008
5.00%, 02/20/49	40,592	41,118
4.00%, 03/20/49	839,959	817,441
4.50%, 03/20/49	144,683	144,239
5.00%, 03/20/49	181,882	184,354

	Par	Value
5.00%, 04/20/49	$71,063	$72,027
3.50%, 07/20/49	184,152	174,458
3.00%, 08/20/49	1,388,958	1,278,598
5.00%, 08/20/49	2,922,420	2,966,624
3.50%, 10/20/49	33,715	31,595
4.00%, 10/20/49	32,997	32,293
4.50%, 10/20/49	177,022	176,589
4.00%, 11/20/49	39,769	38,475
5.00%, 11/20/49	232,656	236,610
3.00%, 01/20/50	187,837	171,385
4.00%, 01/20/50	42,065	41,596
3.50%, 02/20/50	685,757	648,954
4.00%, 02/20/50	34,211	33,752
3.00%, 03/20/50	7,930,199	7,287,639
4.00%, 03/20/50	29,963	29,627
4.00%, 04/20/50	137,347	133,397
3.50%, 05/15/50	84,274	81,351
4.50%, 05/20/50	410,776	408,852
3.50%, 06/20/50	806,251	763,520
3.50%, 07/20/50	73,641	69,798
3.50%, 11/20/50	913,533	869,059
2.50%, 12/20/50	148,314	128,083
4.50%, 12/20/50	258,720	258,034
2.00%, 01/20/51	150,079	128,333
2.50%, 01/20/51	129,997	115,052
2.00%, 02/20/51	1,829,103	1,562,834
2.50%, 02/20/51	267,717	236,940
3.00%, 02/20/51	110,095	101,280
2.50%, 03/20/51	71,373	62,909
2.50%, 04/20/51	601,465	532,455
2.00%, 07/20/51	424,630	362,547
3.00%, 07/20/51	138,743	127,065
2.50%, 09/20/51	1,122,974	989,537
3.00%, 09/20/51	741,323	678,469
2.00%, 10/20/51	268,863	229,265
2.50%, 10/20/51	1,506,550	1,327,832
2.50%, 11/20/51	806,037	710,420
3.00%, 11/20/51	3,710,801	3,394,073
2.50%, 12/20/51	1,633,519	1,439,325
3.00%, 12/20/51	898,527	820,940
3.00%, 02/20/52	3,311,194	3,023,558
3.50%, 02/20/52	562,990	528,237
3.00%, 03/20/52	273,098	249,594
3.50%, 03/20/52	192,364	178,590
3.00%, 04/20/52	1,023,034	910,748
3.50%, 04/20/52	383,970	360,266
3.50%, 06/20/52	190,639	175,136
2.50%, 08/20/52	287,230	253,139
2.50%, 09/20/52	289,649	255,282
4.50%, 09/20/52	10,884,298	10,733,306
5.00%, 10/20/52	395,307	396,394
5.50%, 11/20/52	692,308	701,718
2.50%, 12/20/52	689,259	607,456
3.50%, 12/20/52	592,019	555,473
5.00%, 01/20/53	397,351	403,762
2.50%, 02/20/53	697,531	614,675
	Par	Value
3.50%, 02/20/53	$1,993,846	$1,885,988
5.00%, 02/20/53	299,587	303,403
2.00%, 04/01/53 TBA	7,000,000	5,947,347
2.50%, 04/01/53 TBA	9,400,000	8,273,102
3.00%, 04/01/53 TBA	2,600,000	2,368,422
3.50%, 04/01/53 TBA	3,400,000	3,187,633
4.00%, 04/01/53 TBA	5,000,000	4,814,082
4.50%, 04/01/53 TBA	3,200,000	3,152,097
5.00%, 04/01/53 TBA	5,600,000	5,607,438
5.50%, 04/01/53 TBA	2,300,000	2,326,189
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 5.06%, 05/20/37?	48,946	48,674
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 1.82%, 08/20/37? IO	457,023	17,027
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 1.89%, 01/20/40? IO	2,932	26
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 4.97%, 12/20/60?	92,302	91,710
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 5.05%, 03/20/61?	113,158	112,538
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 5.07%, 03/20/61?	69,878	69,551
Government National Mortgage Association, Series 2012-144
0.32%, 01/16/53? IO γ	2,689,478	23,312
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 1.29%, 03/20/42? IO	17,613	1,969
Government National Mortgage Association, Series 2012-H27
1.74%, 10/20/62? IO γ	247,834	6,807
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 4.92%, 12/20/62?	275,323	273,385
Government National Mortgage Association, Series 2013-107
2.84%, 11/16/47? γ	114,891	104,722

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	$34,876	$3,543
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 1.44%, 08/20/44? IO	93,654	11,122
Government National Mortgage Association, Series 2014-17
3.54%, 06/16/48? γ	3,945	3,795
Government National Mortgage Association, Series 2014-93
0.67%, 11/16/55? IO γ	643,815	15,729
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	45,681	8,174
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 5.12%, 05/20/65?	1,284,279	1,271,442
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 5.00%, 05/20/65?	911,720	907,626
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 5.14%, 06/20/65?	2,374,830	2,352,985
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 5.15%, 06/20/65?	905,834	896,067
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 5.17%, 06/20/65?	2,263,930	2,243,465
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 5.17%, 07/20/65?	2,226,371	2,203,618
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 4.85%, 06/20/65?	232,065	230,905
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 5.17%, 07/20/65?	293,722	290,841
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 5.17%, 08/20/65?	322,974	319,338
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 5.17%, 09/20/65?	362,141	357,936
	Par	Value
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 5.19%, 09/20/65?	$383,050	$378,275
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 5.09%, 10/20/65?	846,241	840,445
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 5.25%, 08/20/61?	1,747	1,729
Government National Mortgage Association, Series 2016-152
0.73%, 08/15/58? IO γ	2,832,754	98,649
Government National Mortgage Association, Series 2017-190
0.62%, 03/16/60? IO γ	1,445,861	53,083
Government National Mortgage Association, Series 2017-H15
1.72%, 07/20/67? IO γ	315,361	17,096
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 3.58%, 07/20/67?	1,054,556	1,053,807
Government National Mortgage Association, Series 2017-H18
0.16%, 09/20/67? IO γ	2,442,397	90,116
Government National Mortgage Association, Series 2017-H20
0.15%, 10/20/67? IO γ	108,678	5,177
Government National Mortgage Association, Series 2017-H22
0.00%, 11/20/67? IO γ	884,501	33,632
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 4.87%, 05/20/68?	433,976	432,686
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	555,687	77,407
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	155,398	21,579
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	161,086	22,265
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	738,943	100,580
Government National Mortgage Association, Series 2020-173
2.50%, 11/20/50 IO	2,259,224	301,258
Government National Mortgage Association, Series 2020-179
1.01%, 09/16/62? IO γ	6,850,269	483,452

	Par	Value
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	$1,242,200	$135,884
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	339,388	55,871
Government National Mortgage Association, Series 2020-H09
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor, 11.00% Cap), 5.82%, 04/20/70?	116,155	116,722
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 5.72%, 05/20/70?	316,284	314,475
Government National Mortgage Association, Series 2020-H13
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 7.50% Cap), 5.02%, 07/20/70?	129,902	125,696
Government National Mortgage Association, Series 2021-14
1.34%, 06/16/63	365,783	290,153
Government National Mortgage Association, Series 2021-191
3.00%, 10/20/51 IO	650,598	110,791
Government National Mortgage Association, Series 2021-21
1.40%, 06/16/63	705,036	560,840
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	469,014	82,008
Government National Mortgage Association, Series 2022-102
2.25%, 06/16/64? γ	1,500,000	1,015,739
Government National Mortgage Association, Series 2022-139
4.00%, 07/20/51	300,000	286,922
Government National Mortgage Association, Series 2022-189
2.50%, 10/20/51	589,355	515,551
Government National Mortgage Association, Series 2022-196
3.00%, 10/16/64? γ	300,000	236,671
Government National Mortgage Association, Series 2022-210
0.69%, 07/16/64? IO γ	1,495,878	103,512
Government National Mortgage Association, Series 2022-216
0.75%, 07/16/65? IO γ	1,497,314	102,631
Government National Mortgage Association, Series 2022-220
3.00%, 10/16/64	300,000	239,957
Government National Mortgage Association, Series 2022-3
0.64%, 02/16/61? IO γ	97,865	5,129
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 6.01%, 07/16/35 144A ?	1,384,762	1,367,321
	Par	Value
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.36%, 0.36% Floor), 5.21%, 01/25/37?	$284,733	$236,926
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.80%, 1.30% Floor), 6.48%, 09/15/31 144A ?	1,386,108	1,157,400
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class A
(Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor), 5.57%, 11/15/36 144A ?	1,570,000	1,511,210
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class AS
(Floating, ICE LIBOR USD 1M + 1.39%, 1.39% Floor), 6.07%, 11/15/36 144A ?	1,370,000	1,319,183
GS Mortgage Securities Corporation Trust, Series 2021-RENT, Class B
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 5.88%, 11/21/35 144A ?	663,129	623,927
GS Mortgage Securities Corporation Trust, Series 2022-SHIP, Class C
(Floating, CME Term SOFR 1M + 1.92%, 1.92% Floor), 6.75%, 08/15/24 144A ?	1,250,000	1,233,144
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	127,758
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	349,004
GS Mortgage Securities Trust, Series 2017-GS6, Class A2
3.16%, 05/10/50	296,270	273,693
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A ? γ	2,421,887	2,056,551
GS Mortgage-Backed Securities Trust, Series 2022-PJ3, Class A4
2.50%, 08/25/52 144A ? γ	2,062,090	1,678,655
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.05%, 09/25/35? γ	155,709	144,040
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 8.56%, 07/15/24 144A ?	1,250,000	1,239,857
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 11.00% Cap), 5.57%, 10/25/34?	11,003	10,174
IndyMac ARM Trust, Series 2001-H2, Class A1
3.69%, 01/25/32? γ	2,931	2,605

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
4.97%, 05/15/45? γ	$246,246	$223,805
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,585,595
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.75%, 02/25/35? γ	9,775	8,856
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A ? γ	115,276	103,913
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A ?	2,041,614	1,878,469
JP Morgan Mortgage Trust, Series 2021-6, Class A3
2.50%, 10/25/51 144A ? γ	1,884,660	1,529,524
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	1,001,254	822,178
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A ? γ	2,006,214	1,711,075
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A ? γ	2,008,100	1,779,255
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
4.88%, 01/15/47? γ	50,000	48,769
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	274,038	267,486
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	362,334	349,390
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	523,770
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,769,500
LSTAR Securities Investment, Ltd., Series 2023-1, Class A1
(Floating, U.S. SOFR + 3.50%), 8.32%, 01/01/28 144A ?	585,473	588,401
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 4.59%, 01/01/61(U) ?	473,220	554,142
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 5.03%, 01/01/61(U) ?	391,509	455,306
	Par	Value
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	$1,700,000	$1,465,620
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.17%, 04/15/47(U) ?	464,739	547,792
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.87%, 11/21/34? γ	77,505	71,812
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
3.52%, 05/25/34? γ	43,661	39,833
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.85% Floor), 5.62%, 07/15/36 144A ?	988,354	971,026
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.15%, 07/25/59 144A ? γ	128,068	120,524
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	773,772
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	139,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	344,305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 05/15/46	480,000	453,394
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,334,791
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	400,109	389,181
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.65%, 1.40% Floor), 6.33%, 05/15/36 144A ?	920,626	894,197
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A ? γ	1,600,000	1,254,891
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 11.50% Cap), 5.41%, 10/25/35?	69,313	66,530
MSCG Trust, Series 2015-ALDR, Class A2
3.46%, 06/07/35 144A ? γ	580,000	533,418

	Par	Value
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	$867,660	$816,073
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1
(Step to 5.01% on 07/25/26), 5.00%, 06/25/62 144A STEP	267,962	263,398
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.53% on 10/25/26), 6.50%, 11/25/52 144A STEP	458,381	455,344
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	3,422,780	3,430,726
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 5.78%, 11/15/38 144A ?	2,300,000	2,113,778
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 5.50%, 06/25/57 144A ?	841,993	788,262
OBX Trust, Series 2022-NQM6, Class A1
(Step to 5.01% on 07/25/26), 4.70%, 07/25/62 144A STEP	1,335,543	1,293,615
OBX Trust, Series 2022-NQM7, Class A1
(Step to 5.82% on 09/25/26), 5.11%, 08/25/62 144A STEP	1,349,874	1,327,766
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.82% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,861,895	1,804,047
OBX Trust, Series 2022-NQM8, Class A2
(Step to 5.94% on 09/25/23), 6.10%, 09/25/62 144A STEP	475,747	471,033
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.28% on 07/25/23), 6.45%, 09/25/62 144A STEP	145,345	145,746
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.28% on 07/25/23), 6.45%, 09/25/62 144A STEP	1,308,101	1,296,912
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A ? γ	440,337	437,700
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.64% on 07/25/24), 2.12%, 05/25/65 144A STEP	1,149,672	1,087,762
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 5.73%, 08/09/37 144A ?	1,653,138	1,578,916
	Par	Value
PRKCM Trust, Series 2022-AFC1, Class A1A
4.10%, 04/25/57 144A ? γ	$1,114,239	$1,051,879
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 03/25/25), 3.72%, 02/25/27 144A STEP	1,258,626	1,202,851
PRPM LLC, Series 2023-1, Class A1
6.88%, 02/25/28 144A ? γ	246,457	245,749
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 5.80%, 07/25/36 144A ?	2,030,366	1,967,275
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 6.05%, 11/25/36 144A ?	2,259,739	2,186,149
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 3.12%, 12/15/43(E) ?	650,249	668,316
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.44%, 12/15/43(U) ?	162,562	191,500
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 4.81%, 08/28/56(U) 144A ?	3,621,637	4,438,943
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 5.26%, 08/28/56(U) 144A ?	3,100,000	3,707,374
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.00% Cap), 5.40%, 04/19/27?	64,488	60,742
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 7.08%, 05/15/38 144A ?	970,000	802,279
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	300,764
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	430,000	343,739
SMRT, Series 2022-MINI, Class D
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 6.78%, 01/15/39 144A ?	1,290,000	1,181,071

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SREIT Trust, Series 2021-IND, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 5.38%, 10/15/38 144A ?	$2,300,000	$2,208,614
SREIT Trust, Series 2021-MFP2, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 5.51%, 11/15/36 144A ?	450,000	432,668
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 5.26%, 07/19/35?	28,390	25,001
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 5.73%, 04/15/34 144A ?	1,959,000	1,905,610
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.01%, 05/15/37 144A ?	850,000	820,472
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.50% Cap), 5.49%, 09/25/43?	2,827	2,614
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.63%, 04/25/45? γ	17,063	15,696
Towd Point Mortgage Funding PLC, Series 2019-A13X, Class A1
(Floating, SONIA Interest Rate + 1.35%), 5.24%, 07/20/45(U) ?	1,241,540	1,525,456
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 5.04%, 10/20/51(U) 144A ?	757,235	935,242
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Interest Rate + 0.90%), 4.99%, 05/20/45(U) ?	2,822,830	3,461,019
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 5.24%, 07/20/45(U) 144A ?	1,241,540	1,525,456
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	17,900,000	15,429,660
2.00%, 04/01/52 TBA	4,000,000	3,307,234
3.00%, 04/01/53 TBA	8,908,964	7,994,349
3.50%, 04/01/53 TBA	14,200,000	13,195,461
4.00%, 04/01/53 TBA	66,800,000	63,893,411
4.50%, 04/01/53 TBA	12,100,000	11,856,475
5.00%, 04/01/53 TBA	11,300,000	11,270,867
5.50%, 04/01/53 TBA	6,200,000	6,263,090
	Par	Value
6.50%, 04/01/53 TBA	$100,000	$103,117
3.00%, 05/01/53 TBA	96,800,000	86,953,039
4.00%, 05/01/53 TBA	14,240,000	13,627,067
4.50%, 05/01/53 TBA	7,500,000	7,350,812
5.00%, 05/01/53 TBA	5,100,000	5,086,254
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A ?	2,035,609	1,878,040
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A ? γ	2,890,062	2,352,670
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A ?	2,077,231	1,912,420
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A ? γ	2,006,854	1,633,690
VASA Trust, Series 2021-VASA, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 5.58%, 07/15/39 144A ?	390,000	362,915
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.95% on 07/25/26), 4.91%, 06/25/67 144A STEP	2,307,902	2,198,449
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.19% on 11/25/26), 6.13%, 09/25/67 144A STEP	969,078	955,008
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.89% on 09/25/26), 5.04%, 08/25/67 144A STEP	95,638	93,827
VLS Commercial Mortgage Trust, Series 2020-LAB, Class B
2.45%, 10/10/42 144A	1,610,000	1,212,385
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
4.20%, 02/25/33? γ	1,529	1,455
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 4.54%, 06/25/42?	2,856	2,548
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor, 10.50% Cap), 5.63%, 01/25/45?	493,790	445,218

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 5.43%, 10/25/45?	$309,979	$284,452
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.65%, 02/25/37? γ	110,284	92,629
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.65%, 02/25/37? γ	70,636	61,932
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 3.90%, 04/25/47?	242,265	206,596
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 5.39%, 07/25/45?	223,676	204,725
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 5.43%, 07/25/45?	63,330	57,251
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 01/14/26 144A	31,003	30,508
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
4.29%, 12/28/37? γ	141,250	126,433
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.36%, 07/15/46? γ	20,000	15,191
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	106,705
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	278,311
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A ? γ	29,267	26,601
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.05%, 05/15/45 144A ? IO γ	589,135	6
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
0.96%, 03/15/47? IO γ	572,616	2,928
	Par	Value
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.00%, 08/15/47? IO γ	$2,313,257	$25,636
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	276,840
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	238,241
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,642,592
Total Mortgage-Backed Securities (Cost $871,639,046)		841,792,034
MUNICIPAL BONDS ? 0.6%
Alameda Corridor Transportation Authority, Revenue Bond (AGM Insured)
5.40%, 10/01/46	1,250,000	1,246,981
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	831,305
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	225,000	251,836
California Statewide Communities Development Authority, Revenue Bond
1.81%, 02/01/30	25,000	20,398
1.88%, 02/01/31	150,000	119,275
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,200,000	1,309,929
Central Texas Regional Mobility Authority, Revenue Bond, Series E
3.17%, 01/01/41	1,000,000	759,137
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	680,000	786,551
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	290,000	335,441
City of Houston Texas Airport System Revenue, Revenue Bond, Subseries C
2.24%, 07/01/29	110,000	95,735
City of New Orleans Louisiana Sewerage Service Revenue, Revenue Bond (AGM Insured)
0.96%, 06/01/26	25,000	22,264
1.41%, 06/01/28	65,000	55,225

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
City of New Orleans Louisiana Water System Revenue, Revenue Bond (AGM Insured)
1.01%, 12/01/26	$30,000	$26,313
1.46%, 12/01/28	65,000	54,529
Commonwealth Financing Authority, Revenue Bond, Series C
2.76%, 06/01/30	50,000	44,005
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,239,553
Louisiana State Transportation Authority, Revenue Bond, Series A
2.00%, 02/15/30	50,000	42,460
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	123,285
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	825,000	752,616
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series A
2.07%, 11/01/30	670,000	557,053
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series C
1.83%, 11/01/29	70,000	58,692
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	298,977
Port of Oakland, Senior Lien Revenue Bond, Series R
1.95%, 05/01/28	90,000	79,622
2.10%, 05/01/30	25,000	21,285
2.20%, 05/01/31	135,000	113,197
San Francisco Municipal Transportation Agency, Revenue Bond, Series A
1.30%, 03/01/28	155,000	131,893
San Jose Financing Authority, Revenue Bond
1.81%, 06/01/29	100,000	84,446
1.86%, 06/01/30	55,000	45,351
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	199,547
State of California, General Obligation
7.55%, 04/01/39	410,000	531,861
State of Illinois, General Obligation
5.10%, 06/01/33	405,000	404,455
6.63%, 02/01/35	456,923	486,097
7.35%, 07/01/35	431,786	474,433
	Par	Value
State of Louisiana, Revenue Bond, I-49 North Project
1.06%, 09/01/26	$15,000	$13,387
State of Louisiana, Revenue Bond, I-49 South Project
1.54%, 09/01/28	70,000	60,150
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	810,789
University of North Carolina at Charlotte (The), Revenue Bond
1.71%, 04/01/28	5,000	4,323
Total Municipal Bonds (Cost $13,033,794)		12,492,396

	Number of Contracts	Notional Amount
PURCHASED OPTIONS ? 0.0%
Call Options ? 0.0%
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $111.50, Expires 04/21/23 (GSC)	25	$2,873,047	87,500
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $114.00, Expires 04/21/23 (GSC)	25	2,873,047	35,938
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $115.00, Expires 04/21/23 (GSC)	37	4,252,109	33,531
5-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $109.00, Expires 04/21/23 (GSC)	42	4,599,327	40,359
5-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $110.70, Expires 04/21/23 (GSC)	61	6,679,976	20,492
Bank of America, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.41, Expires 12/19/23 (BOA)	1	3,350,000	9,636

	Number of Contracts	Notional Amount	Value
Bank of America, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.47, Expires 06/20/24 (BOA)	1	$3,400,000	$11,483
Barclays, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.40, Expires 12/19/23 (BAR)	1	3,400,000	9,780
Barclays, N.A. 2Y-10 ISDA CAP Expiring on June 2024, Strike Price $0.46, Expires 06/20/24 (BAR)	1	3,400,000	11,398
Barclays, N.A. 2Y-10 SOFR CAP Expiring on December 2023, Strike Price $0.42, Expires 12/19/23 (BAR)	1	3,400,000	10,238
Barclays, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.46, Expires 06/20/24 (BAR)	1	3,350,000	11,314
Long U.S. Treasury Bond Future expiration date 05/2023, Strike Price $130.50, Expires 04/21/23 (GSC)	19	2,491,970	38,594
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.39, Expires 12/19/23 (MSCS)	1	3,400,000	9,780
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.39, Expires 12/19/23 (MSCS)	1	3,400,000	9,780
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on June 2024, Strike Price $0.44, Expires 06/20/24 (MSCS)	1	3,400,000	11,398
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on June 2024, Strike Price $0.45, Expires 06/20/24 (MSCS)	1	3,400,000	11,398
			362,619
	Number of Contracts	Notional Amount	Value
Put Options ? 0.0%
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $114.00, Expires 04/21/23 (GSC)	34	$3,907,344	$17,531
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.87, Expires 12/15/23 (GSC)	102	24,403,500	43,988
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $96.00, Expires 12/15/23 (GSC)	237	56,702,250	121,462
			182,981
Put Swaption ? 0.0%
Pay 3.75% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/13/2024 USD, Strike Price $3.75, Expires 09/11/23 (MSCS)	1	6,900,000	45,712
Total Purchased Options (Premiums paid $736,902)			591,312

	Par
U.S. TREASURY OBLIGATIONS ? 15.3%
U.S. Treasury Bills
3.89%, 04/04/23Ω Δ	$2,270,000	2,269,711
3.94%, 04/11/23Ω Δ	2,150,000	2,147,814
4.61%, 04/25/23Ω ??	3,860,000	3,849,352
4.27%, 05/02/23Ω	2,280,000	2,271,581
4.50%, 05/04/23Ω ??	9,500,000	9,462,257
4.12%, 05/09/23Ω ??	362,000	360,379
4.53%, 05/18/23Ω	5,400,000	5,368,444
4.42%, 05/25/23Ω	3,500,000	3,476,694
4.48%, 06/01/23Ω	1,700,000	1,687,372
4.98%, 09/07/23Ω	1,230,000	1,204,922
		32,098,526
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	10,962
4.25%, 05/15/39	4,300,000	4,642,824
4.38%, 11/15/39	200,000	218,664
1.13%, 08/15/40	3,830,000	2,534,832
1.38%, 11/15/40	35,860,000	24,730,793
1.88%, 02/15/41	9,190,000	6,881,192
2.25%, 05/15/41	8,910,000	7,083,624
1.75%, 08/15/41	1,350,000	978,539
3.13%, 11/15/41??	3,580,000	3,266,330
2.38%, 02/15/42	2,800,000	2,253,180

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.25%, 05/15/42	$7,050,000	$6,508,582
2.75%, 08/15/42	10,430,000	8,883,019
2.75%, 11/15/42??	7,050,000	5,984,376
4.00%, 11/15/42	1,280,000	1,315,200
3.88%, 02/15/43Δ	1,430,000	1,443,071
2.88%, 05/15/43Δ	3,200,000	2,767,437
3.63%, 08/15/43?? Δ	280,000	272,016
3.63%, 02/15/44??	6,460,000	6,254,340
3.38%, 05/15/44??	3,200,000	2,978,750
3.13%, 08/15/44	5,260,000	4,697,221
3.00%, 11/15/44	3,100,000	2,706,445
2.50%, 02/15/45Δ	950,000	758,794
2.88%, 08/15/45	4,550,000	3,880,919
3.00%, 02/15/48	6,170,000	5,386,217
3.38%, 11/15/48	1,370,000	1,282,288
3.00%, 02/15/49	300,000	262,828
2.88%, 05/15/49Δ	6,200,000	5,309,234
2.25%, 08/15/49	400,000	301,031
2.38%, 11/15/49	1,420,000	1,097,948
2.00%, 02/15/50	9,350,000	6,632,656
1.25%, 05/15/50Δ	10,740,000	6,250,177
1.38%, 08/15/50Δ	17,560,000	10,555,892
1.63%, 11/15/50	15,620,000	10,026,087
1.88%, 02/15/51	3,560,000	2,433,594
2.38%, 05/15/51Δ	7,240,000	5,562,498
2.00%, 08/15/51	3,830,000	2,695,737
1.88%, 11/15/51	651,000	443,583
2.25%, 02/15/52	10,552,000	7,874,018
2.88%, 05/15/52Δ	8,620,000	7,377,676
3.00%, 08/15/52	6,420,000	5,641,575
4.00%, 11/15/52	170,000	180,466
		180,364,615
U.S. Treasury Inflationary Index Notes
0.63%, 07/15/32	8,031,246	7,680,596
1.13%, 01/15/33	6,919,903	6,910,789
		14,591,385
U.S. Treasury Notes
0.25%, 09/30/23Δ	160,000	156,566
0.25%, 11/15/23	60,000	58,354
0.75%, 11/15/24Δ	4,730,000	4,472,806
0.38%, 11/30/25	20,000	18,250
0.75%, 03/31/26	600,000	549,094
1.13%, 10/31/26	1,890,000	1,724,330
1.25%, 11/30/26	4,910,000	4,492,938
2.63%, 05/31/27	170,000	163,044
0.50%, 06/30/27	1,970,000	1,726,059
3.88%, 12/31/27	3,500,000	3,537,529
0.75%, 01/31/28	11,450,000	10,004,214
3.50%, 01/31/28??	5,000,000	4,974,609
	Par	Value
2.75%, 02/15/28??	$1,400,000	$1,345,176
4.00%, 02/29/28Δ	6,570,000	6,689,338
1.25%, 03/31/28??	5,910,000	5,273,174
1.38%, 10/31/28	750,000	665,610
2.88%, 04/30/29	2,700,000	2,593,002
2.75%, 05/31/29	6,560,000	6,254,294
2.75%, 08/15/32	5,260,000	4,951,386
4.13%, 11/15/32Δ	1,300,000	1,366,219
3.50%, 02/15/33Δ	300,000	300,492
		61,316,484
U.S. Treasury Strips
2.22%, 02/15/40Ω ??	2,790,000	1,461,026
2.18%, 08/15/41Ω	1,080,000	525,784
2.42%, 05/15/44Ω ??	3,405,000	1,511,099
2.48%, 11/15/44Ω	820,000	355,871
2.33%, 02/15/46Ω	4,115,000	1,714,224
1.97%, 05/15/52Ω	44,750,000	15,816,183
		21,384,187
Total U.S. Treasury Obligations (Cost $358,070,021)		309,755,197

	Shares
PREFERRED STOCKS ? 0.0%
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 0.00% ? *	6,000	148,800
Reinsurance Group of America, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.46%), 7.12%, 12/30/99?	12,475	328,092
Total Preferred Stocks (Cost $461,875)		476,892
MONEY MARKET FUNDS ? 4.8%
GuideStone Money Market Fund, 4.71% (Institutional Class)? ∞	58,671,379	58,671,379
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%? ?	34,295,971	34,295,971
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	3,290,665	3,290,665
Total Money Market Funds (Cost $96,258,015)		96,258,015

	Par	Value
REPURCHASE AGREEMENTS ? 6.1%
Citigroup Global Markets, Inc.
4.95% (dated 03/31/23, due 04/03/23, repurchase price $62,677,500, collateralized by U.S. Treasury Notes, 3.500%, due 09/15/25, total market value $62,859,000)	$61,000,000	$61,000,000
Deutsche Bank Securities, Inc.
4.88% (dated 04/03/23, due 04/04/23, repurchase price $64,297,156, collateralized by U.S. Treasury Inflation Protected Bonds, 0.125%, due 10/15/26, total market value $66,851,744)	62,600,000	62,600,000
Total Repurchase Agreements (Cost $123,600,000)		123,600,000
TOTAL INVESTMENTS ?118.1% (Cost $2,558,935,003)		2,387,944,157

	Number of Contracts	Notional Amount
WRITTEN OPTIONS ? (0.0)%
Call Options ? (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $116.70, Expires 04/21/23 (GSC)	(41)	$(4,711,797)	(15,375)
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $117.00, Expires 04/21/23 (GSC)	(41)	(4,711,797)	(13,453)
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $118.00, Expires 04/21/23 (GSC)	(82)	(9,423,594)	(15,375)
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $121.00, Expires 04/21/23 (GSC)	(21)	(2,413,359)	(985)
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $112.20, Expires 04/21/23 (GSC)	(122)	$(13,359,952)	$(16,203)
Mexican Peso vs. U.S. Dollar, Strike Price $20.50, Expires 06/15/23 (BNP)	(1)	(1,500,000)	(4,350)
			(65,741)
Call Swaptions ? (0.0)%
Pay 0.4% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 01/10/2029 JPY, Strike Price $0.40, Expires 01/05/24 (JPM)	(1)	(564,000,000)	(39,444)
Pay 1-Day SOFR (Annually); Receive 3.6% (Semiannually); Interest Rate Swap Maturing 07/05/2028 USD, Strike Price $3.60, Expires 07/05/23 (MSCS)	(1)	(4,200,000)	?
Pay 2.15% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/22/2024 USD, Strike Price $2.15, Expires 11/20/23 (GSC)	(1)	(7,900,000)	(7,872)
Pay 2.697% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 4/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	(5,800,000)	(18,936)
			(66,252)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Options ? (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $111.50, Expires 04/21/23 (GSC)	(21)	$(2,413,359)	$(1,641)
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $112.50, Expires 04/21/23 (GSC)	(61)	(7,010,234)	(9,531)
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $113.00, Expires 04/21/23 (GSC)	(58)	(6,665,469)	(14,500)
10-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $113.50, Expires 04/21/23 (GSC)	(96)	(11,032,500)	(34,501)
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.25, Expires 12/15/23 (GSC)	(204)	(48,807,000)	(36,975)
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.37, Expires 12/15/23 (GSC)	(474)	(113,404,500)	(100,725)
5-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $107.20, Expires 04/21/23 (GSC)	(53)	(5,803,914)	(2,898)
5-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $107.50, Expires 04/21/23 (GSC)	(79)	(8,651,116)	(6,172)
5-Year U.S. Treasury Note Future expiration date 05/2023, Strike Price $107.70, Expires 04/21/23 (GSC)	(59)	(6,460,960)	(6,453)
			(213,396)
	Number of Contracts	Notional Amount	Value
Put Swaptions ? (0.0)%
Pay 1-Day SOFR (Annually); Receive 2.697% (Annually); Interest Rate Swap Maturing 4/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	$(5,800,000)	$(57,220)
Pay 1-Day SOFR (Annually); Receive 3.65% (Annually); Interest Rate Swap Maturing 11/22/2024 USD, Strike Price $3.65, Expires 11/20/23 (GSC)	(1)	(7,900,000)	(48,385)
Pay 1-Day SOFR (Annually); Receive 4.2325% (Annually); Interest Rate Swap Maturing 09/13/2024 USD, Strike Price $4.23, Expires 09/11/23 (MSCS)	(1)	(6,900,000)	(26,357)
Pay 1-Day SOFR (Annually); Receive 4.715% (Annually); Interest Rate Swap Maturing 09/13/2024 USD, Strike Price $4.72, Expires 09/11/23 (MSCS)	(1)	(6,900,000)	(12,792)
			(144,754)
Total Written Options (Premiums received $ (789,942))			(490,143)

	Par
TBA SALE COMMITMENTS ? (2.7)%
Uniform Mortgage Backed Securities 3.50%, 05/01/53 TBA	$(100,000)	(92,988)
Uniform Mortgage Backed Securities 4.00%, 04/01/53 TBA	(3,000,000)	(2,869,465)
Government National Mortgage Association 4.50%, 04/01/53 TBA	(10,000,000)	(9,850,302)
Uniform Mortgage Backed Securities 2.00%, 04/01/52 TBA	(15,000,000)	(12,402,127)
Uniform Mortgage Backed Securities 2.00%, 05/01/53 TBA	(8,000,000)	(6,620,717)
Uniform Mortgage Backed Securities 4.50%, 04/01/53 TBA	(16,000,000)	(15,677,983)

	Par	Value
Uniform Mortgage Backed Securities 6.00%, 04/01/53 TBA	$(7,000,000)	$(7,145,195)
Total TBA Sale Commitments (Proceeds $(54,315,453))		(54,658,777)
Liabilities in Excess of Other Assets ? (15.4)%		(311,573,282)
NET ASSETS ? 100.0%		$2,021,221,955
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2023	(11)	$(1,680,390)	$(92,766)
Euro-Bobl	06/2023	(29)	(3,707,385)	86,650
Euro-Bund	06/2023	(179)	(26,370,008)	(845,050)
Euro-OAT	06/2023	33	4,660,736	155,287
Euro-Schatz	06/2023	(39)	(4,470,423)	(43,277)
10-Year Japanese Treasury Bond	06/2023	(31)	(34,582,715)	(628,889)
10-Year Commonwealth Treasury Bond	06/2023	73	5,996,471	191,405
10-Year U.S. Treasury Note	06/2023	(130)	(14,939,844)	(149,646)
U.S. Treasury Long Bond	06/2023	(404)	(52,987,125)	(2,090,251)
Ultra 10-Year U.S. Treasury Note	06/2023	51	6,178,172	203,409
Ultra Long U.S. Treasury Bond	06/2023	316	44,595,500	1,140,999
Long GILT	06/2023	15	1,912,388	109,343
2-Year U.S. Treasury Note	06/2023	221	45,626,141	73,464
5-Year U.S. Treasury Note	06/2023	1,755	192,186,212	3,406,042
3-Month CME SOFR	09/2023	1	237,813	(3,588)
3-Month CME SOFR	12/2023	37	8,824,038	12,802
3-Month CME SOFR	03/2024	(402)	(96,178,500)	(5,068)
3-Month CME SOFR	03/2025	(231)	(55,945,313)	(400,225)
3-Month CME SOFR	03/2026	58	14,074,425	98,641
Total Futures Contracts outstanding at March 31, 2023			$33,430,193	$1,219,282
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/23	U.S. Dollars	35,451,014	Japanese Yen	4,510,000,000	UBS	$1,350,155
04/04/23	Brazilian Reals	15,711,165	U.S. Dollars	2,896,361	GSC	201,343
04/18/23	Japanese Yen	1,075,812,888	U.S. Dollars	7,948,802	GSC	177,629
07/05/23	Brazilian Reals	16,093,734	U.S. Dollars	2,970,255	DEUT	147,963
04/05/23	U.S. Dollars	1,969,691	Israeli Shekels	6,557,100	JPM	146,075
04/18/23	U.S. Dollars	4,246,071	Chinese Offshore Yuan	28,601,065	GSC	78,855
06/21/23	Mexican Pesos	32,318,601	U.S. Dollars	1,693,705	BNP	70,816
04/18/23	Mexican Pesos	17,000,000	U.S. Dollars	872,623	GSC	67,473
06/01/23	Chilean Pesos	1,905,128,306	U.S. Dollars	2,315,562	DEUT	63,357
04/18/23	Indonesian Rupiah	29,921,033,357	U.S. Dollars	1,937,828	CITI	59,790
06/21/23	Euro	2,337,889	U.S. Dollars	2,512,737	BOA	34,685
05/10/23	U.S. Dollars	1,672,170	Chinese Offshore Yuan	11,221,933	HSBC	34,144
04/18/23	Euro	2,526,291	U.S. Dollars	2,709,505	CITI	33,022
06/21/23	Japanese Yen	161,988,668	U.S. Dollars	1,207,906	UBS	27,193

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/12/23	U.S. Dollars	747,898	South African Rands	13,112,368	UBS	$22,317
04/24/23	U.S. Dollars	634,384	Japanese Yen	81,385,000	BAR	19,019
05/10/23	Chinese Offshore Yuan	11,132,349	U.S. Dollars	1,607,188	BNP	17,761
05/02/23	U.S. Dollars	21,423,964	British Pounds	17,343,000	BAR	15,369
04/04/23	Euro	936,000	U.S. Dollars	1,000,744	BNP	14,576
06/21/23	Japanese Yen	289,729,061	U.S. Dollars	2,200,084	MSCS	8,985
06/21/23	U.S. Dollars	840,744	Australian Dollars	1,244,638	DEUT	6,214
06/07/23	U.S. Dollars	725,623	Japanese Yen	94,574,290	JPM	6,038
05/25/23	Mexican Pesos	14,375,712	U.S. Dollars	783,061	MSCS	6,006
06/07/23	Japanese Yen	97,723,256	U.S. Dollars	738,250	JPM	5,295
06/26/23	U.S. Dollars	879,760	Euro	803,034	DEUT	4,512
04/03/23	Euro	875,782	U.S. Dollars	946,089	SS	3,857
04/10/23	Peruvian Nuevo Soles	1,616,502	U.S. Dollars	425,574	DEUT	3,726
06/21/23	U.S. Dollars	1,437,267	Norwegian Kroner	14,957,125	MSCS	3,282
04/04/23	Euro	413,000	U.S. Dollars	445,763	MSCS	2,236
05/02/23	Australian Dollars	2,153,431	U.S. Dollars	1,439,574	BNP	1,541
04/18/23	Euro	1,000,000	U.S. Dollars	1,084,425	GSC	1,170
05/02/23	U.S. Dollars	260,011	Danish Kroner	1,777,739	BAR	671
04/18/23	U.S. Dollars	189,329	Japanese Yen	25,000,000	GSC	485
04/14/23	U.S. Dollars	11,116	Chinese Offshore Yuan	75,000	BAR	192
Subtotal Appreciation						$2,635,752
04/10/23	U.S. Dollars	429,293	Peruvian Nuevo Soles	1,616,502	BNP	$(8)
06/21/23	Peruvian Nuevo Soles	1,616,502	U.S. Dollars	427,284	BNP	(26)
06/22/23	U.S. Dollars	21,118	Chilean Pesos	17,022,885	DEUT	(97)
04/10/23	U.S. Dollars	9,226	Mexican Pesos	175,000	GSC	(467)
05/02/23	U.S. Dollars	209,664	Danish Kroner	1,440,643	BNP	(500)
05/16/23	Japanese Yen	119,700,000	U.S. Dollars	908,744	MSCS	(807)
04/04/23	Australian Dollars	486,691	U.S. Dollars	327,206	MSCS	(1,831)
04/18/23	Australian Dollars	150,776	U.S. Dollars	104,393	GSC	(3,543)
04/04/23	U.S. Dollars	271,939	Euro	254,000	JPM	(3,586)
04/13/23	South African Rands	2,227,000	U.S. Dollars	128,656	UBS	(3,723)
04/03/23	Euro	425,243	U.S. Dollars	465,007	JPM	(3,753)
04/04/23	Australian Dollars	794,695	U.S. Dollars	535,491	DEUT	(4,201)
04/04/23	U.S. Dollars	440,333	Euro	410,000	MSCS	(4,412)
06/21/23	Swiss Francs	2,341,536	U.S. Dollars	2,588,334	JPM	(5,976)
04/17/23	U.S. Dollars	773,374	Euro	719,000	BAR	(7,124)
06/21/23	Australian Dollars	1,886,334	U.S. Dollars	1,272,779	MSCS	(7,992)
04/18/23	U.S. Dollars	1,022,999	Euro	949,896	GSC	(8,203)
04/04/23	Australian Dollars	872,045	U.S. Dollars	592,228	UBS	(9,226)
04/03/23	U.S. Dollars	532,500	Euro	499,734	BOA	(9,554)
04/03/23	U.S. Dollars	460,103	Danish Kroner	3,226,794	UBS	(9,727)
05/16/23	U.S. Dollars	1,224,176	Japanese Yen	162,700,000	JPM	(9,921)
06/21/23	U.S. Dollars	1,178,526	Canadian Dollars	1,604,051	JPM	(9,966)
04/18/23	U.S. Dollars	4,324,218	Japanese Yen	573,910,019	GSC	(10,960)
04/18/23	Canadian Dollars	2,434,002	U.S. Dollars	1,815,336	GSC	(13,898)
05/02/23	U.S. Dollars	6,438,580	Euro	5,940,000	DEUT	(14,968)
04/18/23	U.S. Dollars	1,019,370	British Pounds	838,429	GSC	(15,303)
06/21/23	U.S. Dollars	1,170,153	Euro	1,091,201	UBS	(18,846)
06/21/23	U.S. Dollars	2,560,436	Canadian Dollars	3,485,534	UBS	(22,107)
04/18/23	Japanese Yen	273,274,424	U.S. Dollars	2,089,494	GSC	(25,244)
06/21/23	U.S. Dollars	882,971	Swedish Kronor	9,386,657	BOA	(25,351)
04/03/23	U.S. Dollars	1,490,730	Euro	1,399,497	UBS	(27,280)
06/21/23	U.S. Dollars	1,241,132	Swedish Kronor	13,205,644	CITI	(36,743)
06/21/23	U.S. Dollars	1,047,913	British Pounds	882,632	MSCS	(42,681)
04/13/23	U.S. Dollars	1,177,164	South African Rands	21,799,914	MSCS	(45,791)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/22/23	U.S. Dollars	2,301,379	Chilean Pesos	1,885,404,600	JPM	$(48,331)
06/21/23	U.S. Dollars	3,336,143	New Zealand Dollars	5,452,453	MSCS	(73,120)
04/18/23	Norwegian Kroner	26,657,844	Euro	2,479,961	GSC	(143,926)
04/04/23	U.S. Dollars	2,970,255	Brazilian Reals	15,837,401	DEUT	(152,338)
04/04/23	U.S. Dollars	7,033,902	Euro	6,625,000	UBS	(152,522)
05/10/23	U.S. Dollars	3,783,172	Peruvian Nuevo Soles	15,053,240	GSC	(206,312)
04/04/23	U.S. Dollars	20,997,859	British Pounds	17,343,000	HSBC	(398,250)
04/18/23	U.S. Dollars	5,647,352	Mexican Pesos	111,271,504	GSC	(505,932)
Subtotal Depreciation						$(2,084,546)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$551,206
Swap Agreements outstanding at March 31, 2023:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers?Sell Protection
AT&T Inc., 3.8% 2/15/27 (Receive Quarterly)	0.42%	1.00%	6/20/2023	USD	1,500,000	$2,420	$1,565	$855
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.89%	1.00%	6/20/2026	USD	2,800,000	10,408	(26,054)	36,462
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.60%	1.00%	6/20/2026	USD	2,100,000	26,070	11,126	14,944
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.72%	1.00%	6/20/2026	USD	2,400,000	20,978	(17,161)	38,139
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.67%	1.00%	12/20/2026	USD	2,600,000	30,496	29,130	1,366
Verizon Communications Inc., 4.125% 3/16/27 (Receive Quarterly)	0.86%	1.00%	6/20/2027	USD	1,700,000	9,595	(12,180)	21,775
Republic of Chile, 3.24% due 2/6/28 (Receive Quarterly)	1.04%	1.00%	6/20/2028	USD	1,470,000	(2,215)	(3,126)	911
Republic of Indonesia, 4.125% due 1/15/25 (Receive Quarterly)	0.95%	1.00%	6/20/2028	USD	1,470,000	4,232	(1,139)	5,371
Republic of Peru, 8.75% due 11/21/33 (Receive Quarterly)	1.07%	1.00%	6/20/2028	USD	290,000	(919)	(3,573)	2,654
Subtotal Appreciation						$101,065	$(21,412)	$122,477
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.41%	1.00%	6/20/2023	USD	2,200,000	$3,634	$5,839	$(2,205)
The Boeing Company, 8.75% due 08/15/21 (Receive Quarterly)	0.48%	1.00%	6/20/2024	USD	475,000	3,083	11,966	(8,883)
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.60%	1.00%	6/20/2026	USD	1,100,000	13,655	17,601	(3,946)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	1.56%	5.00%	12/20/2026	USD	2,200,000	258,907	443,519	(184,612)
Prudential Financial Inc., 3.878% 3/27/28 (Receive Quarterly)	0.95%	1.00%	6/20/2027	USD	1,075,000	2,617	3,846	(1,229)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	1.16%	1.00%	6/20/2028	EUR	2,000,000	(15,723)	(11,393)	(4,330)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	1.30%	1.00%	12/20/2028	EUR	2,000,000	(33,074)	(23,988)	(9,086)
Subtotal Depreciation						$233,099	$447,390	$(214,291)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers?Sell Protection outstanding at March 31, 2023						$334,164	$425,978	$(91,814)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes?Buy Protection
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(5.00)%	6/20/2027	USD	14,850,000	$(368,765)	$131,729	$(500,494)
iTraxx Europe & Crossover Series 38 (Pay Quarterly)	(1.00)%	12/20/2027	EUR	2,900,000	(30,358)	(26,752)	(3,606)
Markit CDX.NA.HY.38 Index (Pay Quarterly)	(1.00)%	12/20/2027	USD	3,600,000	(42,884)	(21,575)	(21,309)
Markit CDX.NA.HY.40 Index (Pay Quarterly)	(5.00)%	6/20/2028	USD	3,430,000	(59,404)	14,151	(73,555)
Markit CDX.NA.IG.40 Index (Pay Quarterly)	(1.00)%	6/20/2028	USD	41,300,000	(482,848)	(329,692)	(153,156)
					$(984,259)	$(232,139)	$(752,120)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes?Sell Protection
iTraxx Europe & Crossover Series 39 (Receive Quarterly)	4.36%	5.00%	6/20/2028	EUR	4,800,000	$144,195	$50,331	$93,864
Markit CDX.NA.IG.40 Index (Receive Quarterly)	0.76%	1.00%	6/20/2028	USD	22,512,000	263,193	187,584	75,609
Subtotal Appreciation						$407,388	$237,915	$169,473
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.56%	1.00%	6/20/2025	USD	22,475,000	$215,932	$232,086	$(16,154)
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.54%	1.00%	6/20/2026	USD	1,800,000	25,240	41,673	(16,433)
Subtotal Depreciation						$241,172	$273,759	$(32,587)
Net Centrally Cleared Credit Default Swaps on Credit Indexes?Sell Protection outstanding at March 31, 2023						$648,560	$511,674	$136,886

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
12.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	6,874,848	$9,114	$?	$9,114
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.95% (Upon termination)	1/2/2024	BRL	2,795,216	3,436	(457)	3,893
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	8,598,798	(5,453)	(7,434)	1,981
1-Day ESTR (Annually)	3.50% (Annually)	3/13/2025	EUR	4,060,000	22,292	(14,044)	36,336
3.25% (Quarterly)	3-Month HIBOR (Quarterly)	6/21/2025	HKD	16,810,000	20,564	2,583	17,981
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.03% (Upon termination)	1/4/2027	BRL	1,495,928	11,091	2,345	8,746
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	773,155	(25,638)	(28,983)	3,345
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.23% (Upon termination)	1/4/2027	BRL	471,954	(3,872)	(6,626)	2,754
2.93% (Annually)	1-Day SOFR (Annually)	3/1/2027	USD	3,760,000	1,812	(349)	2,161
1-Day SOFR (Annually)	3.35% (Annually)	10/6/2027	USD	78,170,000	723,416	297,135	426,281
2.60% (Semiannually)	3-Month CDOR (Semiannually)	3/24/2028	CAD	6,990,000	25,876	3,291	22,585
6-Month EURIBOR (Semiannually)	3.50% (Annually)	4/13/2028	EUR	5,400,000	121,806	57,518	64,288
1-Day SONIA (Annually)	3.50% (Annually)	6/21/2028	GBP	5,130,000	(62,960)	(128,192)	65,232
3.50% (Quarterly)	3-Month KWCDC (Quarterly)	6/21/2028	KRW	2,280,450,000	30,343	(11,860)	42,203
1.22% (Annually)	1-Day SOFR (Annually)	8/15/2028	USD	5,885,000	705,320	(380)	705,700

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	1.13% (Annually)	8/15/2028	USD	6,826,000	$851,876	$30,023	$821,853
2.85% (Annually)	1-Day SOFR (Annually)	2/15/2029	USD	6,630,000	176,720	(15,305)	192,025
3.27% (Annually)	1-Day SOFR (Annually)	4/30/2029	USD	7,817,000	44,384	(20,787)	65,171
6-Month EURIBOR (Semiannually)	2.35% (Annually)	7/4/2029	EUR	1,680,000	39,303	27,086	12,217
3.25% (Annually)	1-Day SOFR (Annually)	9/30/2029	USD	12,037,000	15,457	5,285	10,172
1-Day SOFR (Annually)	3.25% (Annually)	12/31/2029	USD	10,209,000	37,694	(69,514)	107,208
1-Day SOFR (Annually)	3.40% (Annually)	12/31/2029	USD	8,558,000	105,545	21,009	84,536
2.00% (Annually)	1-Day SOFR (Annually)	3/18/2032	USD	3,959,000	372,264	16,937	355,327
1-Day SOFR (Annually)	2.00% (Annually)	12/21/2032	USD	10,100,000	1,078,404	1,040,439	37,965
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/27/2033	JPY	244,790,000	(3,463)	(4,958)	1,495
1-Day SOFR (Annually)	3.00% (Annually)	6/21/2033	USD	9,400,000	(123,416)	(229,030)	105,614
1-Day SONIA (Annually)	3.25% (Annually)	6/21/2033	GBP	580,000	(9,175)	(26,149)	16,974
3.50% (Quarterly)	3-Month KWCDC (Quarterly)	6/21/2033	KRW	648,600,000	17,736	1,492	16,244
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	6/21/2033	AUD	14,360,000	302,281	(13,454)	315,735
6-Month NIBOR (Semiannually)	3.50% (Annually)	6/21/2033	NOK	25,060,000	84,525	55,445	29,080
6-Month WIBOR (Semiannually)	6.00% (Annually)	6/21/2033	PLN	4,250,000	42,856	12,841	30,015
9.25% (Quarterly)	3-Month JIBAR (Quarterly)	6/21/2033	ZAR	9,325,000	4,366	(3,965)	8,331
Swiss Average Overnight Rate (Annually)	2.00% (Annually)	6/21/2033	CHF	8,620,000	54,539	(33,683)	88,222
6-Month EURIBOR (Semiannually)	3.00% (Annually)	9/20/2033	EUR	21,400,000	124,891	(152,668)	277,559
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	14,010,000	(144,012)	(194,002)	49,990
1-Day SOFR (Annually)	2.72% (Annually)	8/11/2037	USD	14,360,000	(241,205)	(319,635)	78,430
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	79,285	39,965	39,320
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	3/28/2038	JPY	258,490,000	18,009	11,275	6,734
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/15/2042	JPY	1,080,000,000	694,374	300,339	394,035
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	13,700,000	421,547	106,216	315,331
2.50% (Annually)	6-Month EURIBOR (Semiannually)	12/20/2042	EUR	6,100,000	75,482	30,098	45,384
1.52% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	3,222,000	853,761	(44,743)	898,504
1.73% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	4,196,000	964,566	47,848	916,718
1.63% (Annually)	1-Day SOFR (Annually)	5/15/2047	USD	6,360,000	1,632,218	268,325	1,363,893
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	10,730,000	117,288	103,234	14,054
2.51% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	2,751,000	268,535	18,063	250,472
2.60% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	5,978,000	490,462	410,915	79,547
3.15% (Annually)	1-Day SOFR (Annually)	5/15/2048	USD	3,597,000	(57,522)	(1,157,826)	1,100,304
2.50% (Annually)	1-Day SOFR (Annually)	4/21/2052	USD	2,560,000	245,175	2,386	242,789
0.80% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/15/2052	JPY	250,000,000	119,569	11,645	107,924
1.56% (Annually)	6-Month EURIBOR (Semiannually)	7/6/2052	EUR	4,750,000	145,431	14,593	130,838
2.17% (Annually)	1-Day SOFR (Annually)	8/11/2052	USD	6,930,000	249,906	226,523	23,383
Subtotal Appreciation					$10,726,803	$680,810	$10,045,993
1.27% (Semiannually)	3-Month LIBOR (Quarterly)	11/4/2023	USD	19,300,000	$(484,255)	$(354,990)	$(129,265)
1-Day SOFR (Annually)	3.30% (Annually)	12/21/2023	USD	18,400,000	(268,047)	(3,373)	(264,674)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.20% (Upon termination)	1/2/2024	BRL	6,468,748	(85,645)	(28,017)	(57,628)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.30% (Upon termination)	1/2/2024	BRL	1,293,456	(1,176)	1,647	(2,823)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/17/2024	JPY	750,000,000	(2,711)	11,605	(14,316)
1-Day SOFR (Annually)	2.20% (Annually)	6/15/2024	USD	14,700,000	(545,848)	?	(545,848)
4.27% (Annually)	1-Day SOFR (Annually)	9/13/2024	USD	1,500,000	(1,511)	?	(1,511)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	3.50% (Annually)	9/30/2024	USD	6,446,000	$(98,478)	$(45,455)	$(53,023)
13.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	3,355,039	(13,836)	(36)	(13,800)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.23% (Upon termination)	1/2/2025	BRL	72,980,941	(89,732)	?	(89,732)
1-Day SOFR (Annually)	4.54% (Annually)	3/15/2025	USD	6,480,000	57,211	64,739	(7,528)
10.50% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/18/2025	MXN	18,700,000	(17,117)	(8,958)	(8,159)
1-Day SOFR (Annually)	3.50% (Annually)	6/21/2025	USD	2,120,000	(14,950)	(5,335)	(9,615)
2.75% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/21/2025	CNY	23,900,000	(15,256)	(3,570)	(11,686)
3.11% (Annually)	1-Day SOFR (Annually)	11/30/2026	USD	5,350,000	(17,280)	(3,687)	(13,593)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.98% (Upon termination)	1/4/2027	BRL	44,823,382	(114,057)	?	(114,057)
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(310,530)	(163,593)	(146,937)
1-Day SOFR (Annually)	2.15% (Annually)	6/15/2027	USD	14,700,000	(894,211)	?	(894,211)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	5,400,000	(153,206)	?	(153,206)
1-Day SOFR (Annually)	2.85% (Annually)	8/29/2027	USD	3,200,000	(96,218)	?	(96,218)
1-Day SOFR (Annually)	3.71% (Annually)	9/30/2027	USD	6,980,000	(98,055)	(77,039)	(21,016)
1-Day SOFR (Annually)	2.92% (Annually)	3/27/2028	USD	5,210,000	6,879	9,406	(2,527)
0.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/21/2028	JPY	5,513,250,000	139,015	446,532	(307,517)
3.00% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/21/2028	CNY	7,530,000	(8,042)	(134)	(7,908)
3.50% (Semiannually)	3-Month CDOR (Semiannually)	6/21/2028	CAD	1,570,000	(11,542)	17,022	(28,564)
3.85% (Annually)	1-Day SOFR (Annually)	6/30/2029	USD	11,465,000	(341,129)	10,504	(351,633)
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	(468,678)	68,837	(537,515)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	4,500,000	(50,060)	?	(50,060)
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	5,740,000	63,931	98,288	(34,357)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	12/20/2032	EUR	10,180,000	(153,483)	(100,887)	(52,596)
3-Month CDOR (Semiannually)	3.17% (Semiannually)	3/23/2033	CAD	4,530,000	(6,358)	(6,217)	(141)
3.06% (Annually)	1-Day SOFR (Annually)	3/27/2033	USD	3,420,000	(8,766)	(5,024)	(3,742)
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/21/2033	JPY	1,274,120,000	136,280	297,624	(161,344)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	6/21/2033	EUR	10,660,000	445,836	563,398	(117,562)
3.25% (Annually)	3-Month STIBOR (Quarterly)	6/21/2033	SEK	84,410,000	(277,490)	(227,872)	(49,618)
3.50% (Semiannually)	3-Month CDOR (Semiannually)	6/21/2033	CAD	11,350,000	(164,488)	20,240	(184,728)
3-Month New Zealand BBR FRA (Quarterly)	4.75% (Semiannually)	6/21/2033	NZD	2,800,000	(67,856)	(54,554)	(13,302)
3.24% (Annually)	1-Day SOFR (Annually)	10/6/2035	USD	17,670,000	(333,364)	(106,579)	(226,785)
6-Month EURIBOR (Semiannually)	2.86% (Annually)	7/4/2037	EUR	6,190,000	(38,583)	4,917	(43,500)
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	6,040,000	(199,049)	(82,692)	(116,357)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	7,550,000	(158,050)	(28,496)	(129,554)
Subtotal Depreciation					$(4,759,905)	$308,251	$(5,068,156)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2023					$5,966,898	$989,061	$4,977,837
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES ? 1.6%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	$72,856	$67,678
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	214,008	184,111
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	393,012	383,511
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	167,425	156,382
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	65,403	61,091
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	80,000	74,551
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	105,000	97,883
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	55,000	50,101
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	100,000
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.36%, 03/20/26 144A	145,000	137,602
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.38%, 08/20/27 144A	770,000	683,684
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	98,433
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 5.45%, 07/25/36 144A ?	612,107	519,212
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	34,287	32,641
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	18,082	17,400
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	50,000	46,417
Carvana Auto Receivables Trust, Series 2021-P3, Class C
1.93%, 10/12/27	50,000	40,935
	Par	Value
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	$25,000	$21,678
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	98,271	85,490
DB Master Finance LLC, Series 2021-1A, Class A2II
2.49%, 11/20/51 144A	88,875	75,723
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	130,950	116,864
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I
2.66%, 04/25/51 144A	137,550	118,441
DT Auto Owner Trust, Series 2020-3A, Class C
1.47%, 06/15/26 144A	191,506	187,048
DT Auto Owner Trust, Series 2021-2A, Class D
1.50%, 02/16/27 144A	25,000	23,284
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	149,394
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	58,791
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	89,167
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	110,617
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	20,000	20,367
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	36,174
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	44,415
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	162,074	157,671
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	175,000	165,646
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	60,059
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D
1.48%, 07/15/27 144A	80,000	72,523
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	135,000	123,451

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	$85,141	$82,832
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	88,624	78,558
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	65,916
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	514,255
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	854,158
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor, 12.50% Cap), 5.93%, 01/25/34?	177,374	172,562
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	81,504
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	17,449
Saxon Asset Securities Trust, Series 2006-3, Class A4
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 12.25% Cap), 5.33%, 10/25/46?	600,000	510,932
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	17,232	16,420
SLM Student Loan Trust, Series 2003-10A, Class A4
(Floating, ICE LIBOR USD 3M + 0.67%), 5.54%, 12/17/68 144A ?	513,515	496,505
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 5.62%, 03/15/33 144A ?	95,172	90,090
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 4.97%, 03/25/44?	92,995	88,100
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, ICE LIBOR USD 1M + 0.73%), 5.41%, 01/15/53 144A ?	79,636	76,766
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	191,126	167,788
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	82,187
Taco Bell Funding LLC, Series 2021-1A, Class A2II
2.29%, 08/25/51 144A	108,625	91,022
	Par	Value
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	$83,333	$71,446
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	65,327	64,943
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	57,964	54,829
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	73,580	69,471
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	57,176	53,139
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	105,635	105,457
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 4.87% on 09/25/24), 1.87%, 08/25/51 144A STEP	72,244	66,808
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 4.92% on 10/25/24), 1.92%, 09/25/51 144A STEP	116,478	108,308
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	78,964	72,931
Wendy's Funding LLC, Series 2021-1A, Class A2I
2.37%, 06/15/51 144A	58,950	49,643
Westlake Automobile Receivables Trust, Series 2021-1A, Class D
1.23%, 04/15/26 144A	140,000	130,797
Westlake Automobile Receivables Trust, Series 2021-2A, Class D
1.23%, 12/15/26 144A	65,000	60,224
Total Asset-Backed Securities (Cost $9,607,257)		8,863,475
CORPORATE BONDS ? 20.1%
Air Lease Corporation
0.70%, 02/15/24Δ	300,000	286,985
2.30%, 02/01/25	280,000	265,239
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	99,956
4.63%, 10/01/28	50,000	47,501
3.00%, 02/01/30Δ	30,000	25,695
3.13%, 12/01/30	25,000	21,232
Alexandria Real Estate Equities, Inc. REIT
4.75%, 04/15/35Δ	30,000	28,145
Allied Universal Holdco LLC
6.00%, 06/01/29 144A	270,000	201,853
Ally Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 05/15/26ρ ^	140,000	100,887

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 05/15/28ρ Δ ^	$125,000	$83,688
2.20%, 11/02/28	50,000	39,869
8.00%, 11/01/31	175,000	183,901
6.70%, 02/14/33	65,000	57,828
Amazon.com, Inc.
0.45%, 05/12/24	595,000	570,402
3.88%, 08/22/37	620,000	577,512
4.25%, 08/22/57	190,000	173,348
American Airlines, Inc.
5.50%, 04/20/26 144A	780,000	768,567
5.75%, 04/20/29 144A	750,000	720,226
American Express Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 3.55%, 09/15/26ρ Δ ^	1,000,000	847,700
5.85%, 11/05/27	95,000	99,745
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	25,000	23,919
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	15,968
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	362,662
5.50%, 03/15/28Δ	245,000	249,905
Amgen, Inc.
5.25%, 03/02/33	25,000	25,699
5.65%, 03/02/53	25,000	26,043
5.75%, 03/02/63	30,000	31,165
Antares Holdings LP
3.75%, 07/15/27 144A	250,000	211,631
Apple, Inc.
0.50%, 11/15/31(E)	180,000	156,737
4.65%, 02/23/46	120,000	120,978
Aramark International Finance S.a.r.l.
3.13%, 04/01/25(E)	184,000	194,081
Ardagh Metal Packaging Finance U.S.A. LLC
3.00%, 09/01/29(E)	100,000	81,101
Ares Capital Corporation
2.88%, 06/15/28Δ	280,000	230,521
3.20%, 11/15/31	135,000	103,100
Arrow Electronics, Inc.
6.13%, 03/01/26	105,000	105,275
2.95%, 02/15/32	30,000	25,040
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	641,365
2.90%, 12/04/26(U)	1,650,000	1,889,328
2.25%, 02/01/32	30,000	24,539
3.65%, 06/01/51	510,000	386,876
Athene Global Funding
1.72%, 01/07/25 144A	245,000	227,911
1.61%, 06/29/26 144A	110,000	95,117
AutoNation, Inc.
3.85%, 03/01/32	25,000	21,317
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	138,938
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	71,213
	Par	Value
6.25%, 04/15/28 144A	$55,000	$55,043
Avnet, Inc.
6.25%, 03/15/28	145,000	147,710
5.50%, 06/01/32	130,000	126,955
Avon Products, Inc.
8.45%, 03/15/43	50,000	50,198
Bank of America Corporation
1.38%, 03/26/25(E) Δ	595,000	620,906
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28ρ Δ ^	900,000	810,900
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	215,000	203,408
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	404,509
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	120,000	101,722
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	287,360
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	470,000	396,098
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	25,000	24,744
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,442,340
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	170,000	139,962
Barings BDC, Inc.
3.30%, 11/23/26	75,000	66,477
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	500,000	371,457
8.50%, 01/31/27 144A	50,000	22,909
Belden, Inc.
3.38%, 07/15/27(E)	100,000	99,839
Bentley Systems, Inc.
0.38%, 07/01/27 CONV	5,000	4,245
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	80,000	82,278
1.25%, 05/15/27 CONV Δ	235,000	246,281
Blackstone Secured Lending Fund
2.13%, 02/15/27Δ	190,000	158,790
Block, Inc.
3.50%, 06/01/31Δ	65,000	53,444
Boeing Co. (The)
4.88%, 05/01/25	690,000	688,936
2.20%, 02/04/26	280,000	259,912
3.10%, 05/01/26	30,000	28,430
5.15%, 05/01/30	5,000	5,034
3.63%, 02/01/31	25,000	22,924
3.75%, 02/01/50	350,000	265,567
5.81%, 05/01/50	480,000	483,867
Booking Holdings, Inc.
0.50%, 03/08/28(E) Δ	275,000	257,072
Braskem America Finance Co.
7.13%, 07/22/41	2,440,000	2,228,281
Brighthouse Financial, Inc.
5.63%, 05/15/30Δ	375,000	362,572
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	12,887

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Broadcom, Inc.
4.15%, 11/15/30	$60,000	$55,668
2.60%, 02/15/33 144A	140,000	109,877
3.14%, 11/15/35 144A	80,000	61,587
Cable One, Inc.
0.00%, 03/15/26 CONV ?	5,000	3,970
Carnival Corporation
5.75%, 03/01/27 144A	80,000	65,713
9.88%, 08/01/27 144A	50,000	51,551
6.00%, 05/01/29 144A	45,000	35,827
Caterpillar Financial Services Corporation
0.95%, 01/10/24Δ	225,000	218,230
0.45%, 05/17/24	595,000	568,119
CCO Holdings LLC
4.50%, 08/15/30 144A	650,000	549,988
4.50%, 06/01/33 144A	1,170,000	943,330
4.25%, 01/15/34 144A Δ	295,000	231,040
CDW LLC
2.67%, 12/01/26	25,000	22,513
4.25%, 04/01/28Δ	20,000	18,656
3.28%, 12/01/28	20,000	17,656
3.25%, 02/15/29	25,000	22,018
3.57%, 12/01/31Δ	245,000	210,952
Celanese U.S. Holdings LLC
4.78%, 07/19/26(E)	200,000	213,508
6.33%, 07/15/29Δ	35,000	35,422
6.38%, 07/15/32Δ	25,000	25,371
Centene Corporation
2.45%, 07/15/28	5,000	4,355
4.63%, 12/15/29	1,380,000	1,298,773
3.00%, 10/15/30	25,000	21,075
2.50%, 03/01/31Δ	245,000	198,621
2.63%, 08/01/31Δ	100,000	81,121
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	386,487
Charter Communications Operating LLC
2.80%, 04/01/31	255,000	205,392
2.30%, 02/01/32	235,000	179,212
4.40%, 04/01/33Δ	55,000	48,852
3.50%, 06/01/41	370,000	254,230
6.48%, 10/23/45	210,000	199,180
5.75%, 04/01/48	890,000	768,974
4.80%, 03/01/50	285,000	217,509
3.70%, 04/01/51	65,000	41,679
3.85%, 04/01/61	30,000	18,743
4.40%, 12/01/61Δ	245,000	167,664
3.95%, 06/30/62Δ	245,000	155,548
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	18,599
Cigna Group (The)
4.80%, 08/15/38	280,000	271,543
3.20%, 03/15/40	125,000	98,063
3.40%, 03/15/50	260,000	192,423
	Par	Value
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 3.68%), 6.30%, 05/15/24ρ Δ ^	$690,000	$658,087
(Variable, CME Term SOFR 3M + 1.16%), 3.35%, 04/24/25^	275,000	268,136
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ Δ ^	100,000	93,320
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	150,000	143,456
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	155,000	145,007
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	165,000	144,595
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	155,000	139,091
CME Group, Inc.
5.30%, 09/15/43	620,000	655,978
Comcast Corporation
2.94%, 11/01/56	1,026,000	684,153
2.99%, 11/01/63	307,000	199,421
CommScope, Inc.
4.75%, 09/01/29 144A Δ	240,000	200,280
ConocoPhillips
6.50%, 02/01/39	10,000	11,634
Continental Resources, Inc.
5.75%, 01/15/31 144A	440,000	423,113
2.88%, 04/01/32 144A Δ	150,000	116,568
4.90%, 06/01/44	270,000	209,367
Corebridge Financial, Inc.
4.35%, 04/05/42 144A	45,000	37,090
Corporate Office Properties LP REIT
2.75%, 04/15/31	20,000	14,838
Coty, Inc.
3.88%, 04/15/26(E)	100,000	104,512
Crown Castle, Inc. REIT
1.05%, 07/15/26Δ	325,000	286,563
2.50%, 07/15/31Δ	215,000	180,817
CSC Holdings LLC
4.63%, 12/01/30 144A	400,000	197,620
CVS Health Corporation
1.75%, 08/21/30	30,000	24,402
4.13%, 04/01/40	80,000	68,878
5.05%, 03/25/48	255,000	238,800
4.25%, 04/01/50	210,000	175,714
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	19,707
3.25%, 02/15/32	135,000	113,991
6.75%, 09/15/37 144A	500,000	543,120
Dell International LLC
5.45%, 06/15/23	118,000	117,961
5.30%, 10/01/29	310,000	312,560
5.75%, 02/01/33	25,000	25,168
8.10%, 07/15/36	122,000	142,462
8.35%, 07/15/46	31,000	37,812
Delta Air Lines, Inc.
2.90%, 10/28/24	30,000	28,733
7.00%, 05/01/25 144A	50,000	51,296

	Par	Value
4.50%, 10/20/25 144A	$320,809	$315,624
7.38%, 01/15/26Δ	330,000	343,708
4.75%, 10/20/28 144A	1,300,000	1,255,604
Devon Energy Corporation
5.88%, 06/15/28	384,000	391,367
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	258,210
Diamondback Energy, Inc.
3.13%, 03/24/31	45,000	39,051
6.25%, 03/15/33	20,000	21,148
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	271,350
Dillard's, Inc.
7.75%, 07/15/26	450,000	465,654
Directv Financing LLC
5.88%, 08/15/27 144A Δ	1,370,000	1,242,124
Discovery Communications LLC
3.63%, 05/15/30	100,000	88,750
DISH DBS Corporation
7.75%, 07/01/26	1,545,000	1,021,299
5.75%, 12/01/28 144A	820,000	613,462
5.13%, 06/01/29	90,000	48,022
DISH Network Corporation
2.38%, 03/15/24 CONV	830,000	737,662
3.38%, 08/15/26 CONV	565,000	293,800
Dollar Tree, Inc.
2.65%, 12/01/31	30,000	25,157
DTE Energy Co.
3.40%, 06/15/29	117,000	107,382
Duke Energy Corporation
2.55%, 06/15/31	250,000	209,434
Edison International
4.95%, 04/15/25	35,000	34,756
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	58,409
Electronic Arts, Inc.
1.85%, 02/15/31	30,000	24,766
Elevance Health, Inc.
4.10%, 05/15/32	25,000	23,927
Encore Capital Group, Inc.
4.88%, 10/15/25(E)	100,000	99,058
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	228,503
Energy Transfer LP
4.50%, 11/01/23	500,000	495,759
7.60%, 02/01/24	220,000	222,144
5.75%, 02/15/33	155,000	158,914
EnLink Midstream LLC
6.50%, 09/01/30 144A	10,000	10,123
Entegris Escrow Corporation
4.75%, 04/15/29 144A	185,000	175,068
Enterprise Products Operating LLC
5.35%, 01/31/33	20,000	20,738
5.10%, 02/15/45	600,000	573,416
4.80%, 02/01/49	290,000	266,365
	Par	Value
EOG Resources, Inc.
4.38%, 04/15/30Δ	$100,000	$99,729
EPR Properties REIT
3.60%, 11/15/31	295,000	221,134
EQT Corporation
6.13%, 02/01/25	20,000	20,139
5.68%, 10/01/25	30,000	29,942
3.13%, 05/15/26 144A	25,000	23,146
3.90%, 10/01/27	105,000	98,796
5.70%, 04/01/28	20,000	19,998
5.00%, 01/15/29	900,000	854,504
7.00%, 02/01/30Δ	105,000	110,003
3.63%, 05/15/31 144A Δ	105,000	91,113
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	633,045
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	13,016
2.95%, 03/15/31Δ	490,000	409,319
Exxon Mobil Corporation
4.33%, 03/19/50	300,000	277,444
3.45%, 04/15/51	310,000	247,274
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	429,090
Fidelity National Information Services, Inc.
1.00%, 12/03/28(E)	300,000	279,695
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	265,185
Ford Motor Co.
4.75%, 01/15/43	60,000	46,093
Ford Motor Credit Co. LLC
3.02%, 03/06/24(E)	100,000	106,712
2.75%, 06/14/24(U)	1,360,000	1,598,844
3.82%, 11/02/27Δ	400,000	359,056
2.90%, 02/10/29	875,000	725,546
4.00%, 11/13/30	850,000	723,441
Fox Corporation
5.58%, 01/25/49Δ	185,000	177,027
Freeport-McMoRan, Inc.
4.25%, 03/01/30	10,000	9,261
4.63%, 08/01/30Δ	5,000	4,729
FS KKR Capital Corporation
3.13%, 10/12/28	95,000	77,855
Gartner, Inc.
3.63%, 06/15/29 144A	10,000	8,932
General Dynamics Corporation
4.25%, 04/01/40	190,000	179,617
4.25%, 04/01/50	460,000	430,899
General Motors Co.
6.13%, 10/01/25	215,000	219,192
5.60%, 10/15/32Δ	25,000	24,503
General Motors Financial Co., Inc.
0.96%, 09/07/23(E)	415,000	445,275
5.25%, 03/01/26	315,000	315,331

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 09/30/27ρ Δ ^	$5,000	$4,059
3.60%, 06/21/30Δ	235,000	206,082
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.00%), 5.70%, 09/30/30ρ Δ ^	10,000	8,644
3.10%, 01/12/32	50,000	40,782
6.40%, 01/09/33	110,000	113,532
GEO Group, Inc. (The)
10.50%, 06/30/28	217,000	219,515
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	384,115
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	620,555
Glencore Funding LLC
2.50%, 09/01/30 144A Δ	30,000	25,148
2.85%, 04/27/31 144A	420,000	353,368
Global Payments, Inc.
5.30%, 08/15/29	30,000	29,656
2.90%, 05/15/30	65,000	55,097
2.90%, 11/15/31Δ	55,000	45,085
5.40%, 08/15/32Δ	65,000	63,786
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	90,881
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 5.73%, 05/05/23? ρ	40,000	30,400
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 09/29/25^	355,000	344,617
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	322,646
(Variable, U.S. SOFR + 0.82%), 1.54%, 09/10/27^	65,000	57,235
0.25%, 01/26/28(E)	428,000	387,590
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	175,000	165,940
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	269,188
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	240,000	225,648
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	190,000	158,387
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33Δ ^	25,000	21,488
6.75%, 10/01/37	180,000	194,990
(Variable, ICE LIBOR USD 3M + 1.37%), 4.02%, 10/31/38^	135,000	116,998
5.15%, 05/22/45	580,000	550,403
Hanesbrands, Inc.
4.88%, 05/15/26 144A Δ	560,000	531,283
HCA, Inc.
5.38%, 02/01/25	20,000	20,021
5.38%, 09/01/26	18,000	18,076
4.13%, 06/15/29	70,000	65,642
3.50%, 09/01/30	50,000	44,568
2.38%, 07/15/31	30,000	24,234
3.63%, 03/15/32 144A	170,000	150,018
	Par	Value
5.25%, 06/15/49	$140,000	$126,467
Hercules LLC
6.50%, 06/30/29	130,000	124,188
Hess Corporation
4.30%, 04/01/27	25,000	24,423
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	26,829
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A Δ	75,000	63,349
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A	60,000	53,356
4.88%, 07/01/31 144A Δ	20,000	17,098
Hilton Worldwide Finance LLC
4.88%, 04/01/27	520,000	513,443
Icahn Enterprises LP
5.25%, 05/15/27	5,000	4,698
4.38%, 02/01/29	280,000	241,184
Ideal Standard International SA
6.38%, 07/30/26(E) 144A	110,000	66,453
iHeartCommunications, Inc.
8.38%, 05/01/27Δ	50,000	36,421
Intel Corporation
3.75%, 08/05/27Δ	265,000	259,100
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 CONV ?	55,000	50,188
Jabil, Inc.
1.70%, 04/15/26	85,000	76,390
JBS U.S.A. LUX SA
3.00%, 02/02/29 144A	45,000	38,449
3.75%, 12/01/31 144A Δ	50,000	41,328
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	360,696
6.50%, 01/20/43	260,000	267,176
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	150,000	127,791
JetBlue Airways Corporation
0.50%, 04/01/26 CONV Δ	40,000	30,880
John Deere Capital Corporation
0.90%, 01/10/24	55,000	53,352
1.25%, 01/10/25	85,000	80,517
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	185,915
(Variable, U.S. SOFR + 1.56%), 4.32%, 04/26/28^	135,000	131,848
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	245,391
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	510,000	436,291
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	445,000	384,935
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	24,871
(Variable, U.S. SOFR + 2.46%), 3.11%, 04/22/41^	215,000	164,628

	Par	Value
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	$460,000	$326,599
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,381,333
Kinder Morgan Energy Partners LP
6.50%, 02/01/37Δ	40,000	42,404
6.95%, 01/15/38	50,000	55,931
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	651,636
5.55%, 06/01/45	265,000	251,101
Kronos International, Inc.
3.75%, 09/15/25(E)	100,000	99,714
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A	230,000	188,332
Leidos, Inc.
5.75%, 03/15/33	105,000	107,374
Lennar Corporation
4.75%, 11/29/27	975,000	965,746
Lithia Motors, Inc.
3.88%, 06/01/29 144A Δ	65,000	56,307
Livongo Health, Inc.
0.88%, 06/01/25 CONV	35,000	30,994
Marathon Oil Corporation
6.80%, 03/15/32	20,000	21,093
Marathon Petroleum Corporation
4.70%, 05/01/25	320,000	319,520
Marriott International, Inc.
2.85%, 04/15/31Δ	75,000	63,938
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	45,000	38,355
Marvell Technology, Inc.
2.45%, 04/15/28	70,000	61,344
2.95%, 04/15/31	60,000	50,144
Masco Corporation
7.75%, 08/01/29	62,000	69,502
6.50%, 08/15/32	27,000	28,761
MBIA Insurance Corporation
16.05%, 01/15/33 144A #	215,000	10,299
McDonald?s Corporation
1.60%, 03/15/31(E)	400,000	372,124
4.20%, 04/01/50	300,000	264,926
Meta Platforms, Inc.
3.50%, 08/15/27	105,000	101,460
Micron Technology, Inc.
6.75%, 11/01/29	185,000	196,622
2.70%, 04/15/32	215,000	172,283
5.88%, 02/09/33	165,000	166,926
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	318,750	318,038
MMS U.S.A. Holdings, Inc.
1.75%, 06/13/31(E)	500,000	468,214
Molina Healthcare, Inc.
3.88%, 05/15/32 144A Δ	60,000	50,478
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	430,000	413,796
4.35%, 09/08/26	120,000	116,999
3.63%, 01/20/27	215,000	207,134
	Par	Value
3.95%, 04/23/27	$35,000	$33,874
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	485,000	418,042
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,861
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) ^	820,000	1,031,784
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	95,000	94,562
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51Δ ^	230,000	242,381
Motorola Solutions, Inc.
5.60%, 06/01/32	25,000	25,163
MPLX LP
5.00%, 03/01/33	25,000	24,477
4.70%, 04/15/48	85,000	71,511
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	638,730
Mylan, Inc.
4.55%, 04/15/28	190,000	182,348
Navient Corporation
6.75%, 06/15/26Δ	125,000	122,029
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	55,390
1.13%, 02/15/27 CONV	95,000	68,035
5.88%, 02/15/27 144A	65,000	60,687
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	20,284
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	107,653
4.88%, 04/15/28	20,000	19,918
5.88%, 11/15/28	90,000	94,801
6.38%, 05/15/29	1,215,000	1,302,079
5.38%, 11/15/29 144A	10,000	10,169
3.63%, 06/15/30(E)	100,000	104,408
4.88%, 06/15/30 144A	145,000	144,503
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	65,000	66,158
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	220,962
NVIDIA Corporation
3.70%, 04/01/60	280,000	226,216
Occidental Petroleum Corporation
3.50%, 08/15/29Δ	280,000	254,111
8.88%, 07/15/30	10,000	11,641
6.13%, 01/01/31Δ	5,000	5,193
7.88%, 09/15/31	10,000	11,242
OneMain Finance Corporation
6.88%, 03/15/25	125,000	121,250
Open Text Holdings, Inc.
4.13%, 02/15/30 144A Δ	300,000	257,670
Oracle Corporation
6.15%, 11/09/29	65,000	69,264
2.95%, 04/01/30	25,000	22,083
4.00%, 07/15/46	175,000	133,750
3.95%, 03/25/51	150,000	113,095

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.55%, 02/06/53	$80,000	$76,264
Organon & Co.
2.88%, 04/30/28(E) Δ	150,000	143,590
Ovintiv, Inc.
8.13%, 09/15/30	15,000	16,669
7.20%, 11/01/31	5,000	5,331
7.38%, 11/01/31	10,000	10,781
6.50%, 08/15/34Δ	120,000	121,463
6.63%, 08/15/37	30,000	30,303
6.50%, 02/01/38	5,000	4,995
Owens Corning
7.00%, 12/01/36	523,000	583,870
Owl Rock Capital Corporation
4.25%, 01/15/26	265,000	243,755
2.88%, 06/11/28	105,000	85,245
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	238,407
Pacific Gas and Electric Co.
4.55%, 07/01/30	25,000	23,440
3.25%, 06/01/31Δ	160,000	135,740
3.30%, 08/01/40Δ	95,000	67,534
4.30%, 03/15/45	245,000	184,757
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV ?	10,000	7,643
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	384,401
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	30,904
3.50%, 03/01/32Δ	145,000	118,131
Plains All American Pipeline LP
4.65%, 10/15/25Δ	195,000	192,987
3.55%, 12/15/29	170,000	152,178
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E)	100,000	102,106
PPL Capital Funding, Inc.
2.88%, 03/15/28 144A CONV	25,000	25,217
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	610,000	603,961
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	94,897
Radiology Partners, Inc.
9.25%, 02/01/28 144A Δ	440,000	243,714
Range Resources Corporation
4.75%, 02/15/30 144A Δ	840,000	766,786
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	331,544
3.63%, 03/01/29 144A	15,000	12,900
3.63%, 03/01/29	130,000	111,800
3.88%, 03/01/31 144A Δ	325,000	269,794
4.00%, 10/15/33 144A Δ	165,000	131,171
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	8,986
5.50%, 04/01/28 144A Δ	130,000	114,920
Salesforce, Inc.
3.70%, 04/11/28	270,000	265,467
	Par	Value
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	$1,470,000	$1,230,836
SBA Communications Corporation REIT
3.13%, 02/01/29	155,000	134,983
Seagate HDD Cayman
4.09%, 06/01/29	5,000	4,422
9.63%, 12/01/32 144A	7,650	8,581
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	656,884
Snap, Inc.
0.00%, 05/01/27 CONV ?	70,000	51,345
Southern California Edison Co.
5.30%, 03/01/28Δ	55,000	56,420
Southern Co. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	120,000	110,392
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	250,000	214,662
Southern Copper Corporation
5.25%, 11/08/42	870,000	833,545
Southwest Airlines Co.
1.25%, 05/01/25 CONV	145,000	165,264
Southwestern Energy Co.
4.75%, 02/01/32	765,000	676,604
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	35,000	34,597
5.00%, 10/01/29 144A	90,000	78,223
Splunk, Inc.
1.13%, 06/15/27 CONV	60,000	51,570
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV ?	65,000	54,730
Sprint Capital Corporation
8.75%, 03/15/32	550,000	670,208
Sprint LLC
7.88%, 09/15/23	490,000	494,064
Starbucks Corporation
3.00%, 02/14/32Δ	25,000	22,185
Steel Dynamics, Inc.
3.25%, 01/15/31	25,000	22,271
Stewart Information Services Corporation
3.60%, 11/15/31	135,000	106,303
Synchrony Financial
2.88%, 10/28/31Δ	185,000	131,101
Sysco Corporation
6.60%, 04/01/50	117,000	133,655
Tapestry, Inc.
3.05%, 03/15/32	30,000	24,398
Targa Resources Corporation
5.20%, 07/01/27	5,000	4,962
6.13%, 03/15/33	65,000	67,346
Targa Resources Partners LP
5.50%, 03/01/30	285,000	278,793
4.88%, 02/01/31	10,000	9,367

	Par	Value
4.00%, 01/15/32	$60,000	$52,359
TD SYNNEX Corporation
1.75%, 08/09/26	135,000	118,363
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	275,000	213,481
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A Δ	340,000	294,892
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36Δ	75,000	68,187
Textron, Inc.
2.45%, 03/15/31	25,000	21,097
Time Warner Cable LLC
5.50%, 09/01/41	35,000	30,276
4.50%, 09/15/42	55,000	42,290
T-Mobile U.S.A., Inc.
2.40%, 03/15/29	25,000	21,792
3.88%, 04/15/30	675,000	633,894
2.70%, 03/15/32	515,000	434,121
4.50%, 04/15/50	235,000	204,860
Toyota Motor Credit Corporation
0.50%, 06/18/24	595,000	566,451
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	290,000
4.45%, 08/01/42	750,000	660,308
TransDigm, Inc.
6.25%, 03/15/26 144A	50,000	50,096
6.75%, 08/15/28 144A	35,000	35,394
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,049
6.00%, 04/01/27	10,000	9,930
4.50%, 12/01/29 144A	110,000	95,526
4.63%, 03/01/30 144A	75,000	64,403
Trimble, Inc.
6.10%, 03/15/33	130,000	131,384
TriNet Group, Inc.
3.50%, 03/01/29 144A Δ	95,000	81,348
Uber Technologies, Inc.
0.00%, 12/15/25 CONV Δ ?	155,000	137,141
8.00%, 11/01/26 144A	15,000	15,393
7.50%, 09/15/27 144A	305,000	314,815
6.25%, 01/15/28 144A	120,000	119,821
4.50%, 08/15/29 144A Δ	345,000	315,028
UGI International LLC
2.50%, 12/01/29(E)	100,000	85,257
United Rentals North America, Inc.
5.25%, 01/15/30Δ	410,000	395,023
3.88%, 02/15/31Δ	1,290,000	1,139,844
Unity Software, Inc.
0.00%, 11/15/26 CONV Δ ?	105,000	81,848
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	413,242
Verisk Analytics, Inc.
5.75%, 04/01/33	90,000	94,557
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	292,353
	Par	Value
1.88%, 10/26/29(E)	$410,000	$397,826
2.36%, 03/15/32	830,000	681,330
0.75%, 03/22/32(E) Δ	185,000	153,886
Viatris, Inc.
3.85%, 06/22/40	240,000	168,662
Viking Cruises, Ltd.
5.88%, 09/15/27 144A Δ	90,000	77,589
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	773,437
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	248,821
Warnermedia Holdings, Inc.
6.41%, 03/15/26	120,000	120,642
4.05%, 03/15/29 144A	40,000	37,237
4.28%, 03/15/32 144A	410,000	366,343
5.05%, 03/15/42 144A	360,000	301,442
5.14%, 03/15/52 144A	905,000	734,269
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ Δ ^	170,000	167,450
1.00%, 02/02/27(E)	400,000	387,947
(Variable, U.S. SOFR + 1.26%), 2.57%, 02/11/31^	190,000	161,148
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	164,291
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	840,000	792,091
Western Digital Corporation
4.75%, 02/15/26	95,000	91,270
2.85%, 02/01/29	65,000	52,881
Western Midstream Operating LP
3.35%, 02/01/25	850,000	812,519
4.30%, 02/01/30	20,000	18,225
6.15%, 04/01/33	15,000	15,222
5.45%, 04/01/44	10,000	8,735
5.30%, 03/01/48	50,000	42,443
5.50%, 08/15/48	835,000	720,284
5.50%, 02/01/50	25,000	21,250
Westlake Corporation
3.13%, 08/15/51Δ	175,000	111,541
WestRock MWV LLC
8.20%, 01/15/30	75,000	87,573
7.95%, 02/15/31	25,000	28,828
Weyerhaeuser Co. REIT
6.95%, 10/01/27	30,000	31,965
6.88%, 12/15/33	250,000	274,453
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	44,592
4.65%, 08/15/32	25,000	24,112
5.75%, 06/24/44	320,000	313,569
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	181,525
Total Corporate Bonds (Cost $121,786,152)		108,726,359

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FOREIGN BONDS ? 42.2%
Andorra ? 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	$100,000	$98,514
Angola ? 0.0%
Angolan Government International Bond
9.38%, 05/08/48	200,000	157,447
Argentina ? 0.3%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	38,662
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	828,157	241,970
(Step to 3.63% on 07/09/23), 1.50%, 07/09/35 STEP	1,625,941	426,697
Provincia de Buenos Aires
(Step to 6.38% on 09/01/23), 5.25%, 09/01/37 144A STEP	623,391	220,400
YPF SA
8.50%, 07/28/25 144A	780,000	685,827
		1,613,556
Australia ? 0.5%
Australia Government Bond
1.75%, 06/21/51(A)	2,000,000	864,005
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A	100,000	87,851
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	1,842,000	1,284,723
4.50%, 08/22/35(A) 144A	414,000	284,241
		2,520,820
Austria ? 0.5%
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	45,776
Sappi Papier Holding GmbH
3.63%, 03/15/28(E)	130,000	123,071
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	370,629
5.00%, 01/15/30	730,000	695,920
3.75%, 01/15/31	1,450,000	1,262,982
		2,498,378
Azerbaijan ? 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	206,311
Belgium ? 0.1%
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	454,926
Kingdom of Belgium Government Bond
3.00%, 06/22/33(E) 144A	27,000	29,339
1.45%, 06/22/37(E) 144A	33,774	29,447
0.40%, 06/22/40(E) 144A	40,594	27,582
3.75%, 06/22/45(E)	18,000	20,837
	Par	Value
3.30%, 06/22/54(E) 144A	$36,000	$38,290
		600,421
Brazil ? 1.1%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	100,000	98,863
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/25(B)	17,030,000	3,258,028
10.00%, 01/01/27(B)	8,227,000	1,524,260
Brazilian Government International Bond
5.63%, 01/07/41	100,000	88,729
Vale Overseas, Ltd.
6.88%, 11/21/36	900,000	941,617
		5,911,497
Canada ? 1.4%
1011778 BC ULC
3.88%, 01/15/28 144A	720,000	670,299
Bausch Health Cos., Inc.
7.00%, 01/15/28 144A	5,000	2,019
5.00%, 01/30/28 144A	50,000	19,064
4.88%, 06/01/28 144A	65,000	38,409
5.00%, 02/15/29 144A	5,000	1,964
6.25%, 02/15/29 144A	5,000	2,002
5.25%, 01/30/30 144A	25,000	9,359
5.25%, 02/15/31 144A	60,000	23,250
Canadian Government Bond
1.00%, 06/01/27(C)	2,315,000	1,579,570
2.50%, 12/01/32(C)	3,033,000	2,169,554
Clarios Global LP
4.38%, 05/15/26(E)	151,000	156,747
Enbridge, Inc.
5.70%, 03/08/33	170,000	176,926
First Quantum Minerals, Ltd.
7.50%, 04/01/25 144A	550,000	550,099
6.88%, 10/15/27 144A	200,000	192,990
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	343,074
MEG Energy Corporation
7.13%, 02/01/27 144A Δ	1,310,000	1,337,515
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,300
3.88%, 02/15/28 144A	190,000	169,813
Rogers Communications, Inc.
3.80%, 03/15/32 144A	136,000	122,182
4.55%, 03/15/52 144A	130,000	107,044
		7,713,180
Chile ? 0.1%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	208,741

	Par	Value
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	$200,000	$137,435
		346,176
China ? 3.7%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	640,105
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,269,078
3.85%, 12/12/26(Y)	18,000,000	2,728,684
3.48%, 06/29/27(Y)	33,000,000	4,951,862
4.15%, 12/04/27(Y)	13,000,000	2,009,111
4.29%, 05/22/29(Y)	16,500,000	2,594,752
3.60%, 05/21/30(Y)	7,000,000	1,059,963
3.95%, 06/29/43(Y)	4,000,000	623,106
4.10%, 05/21/45(Y)	1,000,000	157,773
NXP BV
4.40%, 06/01/27	15,000	14,826
Park Aerospace Holdings, Ltd.
5.50%, 02/15/24 144A	830,000	822,618
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	31,179
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	47,833
		19,950,890
Colombia ? 0.7%
Colombia Government International Bond
3.88%, 04/25/27	200,000	182,012
3.00%, 01/30/30	315,000	247,855
5.63%, 02/26/44	3,170,000	2,406,821
Ecopetrol SA
5.88%, 09/18/23	140,000	140,071
8.88%, 01/13/33	690,000	698,970
		3,675,729
Czech Republic ? 0.1%
Czech Republic Government Bond
0.95%, 05/15/30(ZE)	17,870,000	641,168
Dominican Republic ? 0.2%
Dominican Republic International Bond
5.95%, 01/25/27	100,000	98,746
4.88%, 09/23/32 144A	990,000	843,117
6.00%, 02/22/33Δ	150,000	137,852
6.85%, 01/27/45	100,000	89,634
		1,169,349
Ecuador ? 0.0%
Ecuador Government International Bond
0.00%, 07/31/30?	16,866	5,123
(Step to 6.00% on 07/31/23), 5.50%, 07/31/30 STEP	34,618	16,265
	Par	Value
(Step to 3.50% on 07/31/23), 2.50%, 07/31/35 STEP	$278,778	$94,104
(Step to 2.50% on 07/31/23), 1.50%, 07/31/40 STEP	59,020	17,959
		133,451
Egypt ? 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,200,000	780,762
7.90%, 02/21/48	200,000	111,402
		892,164
El Salvador ? 0.0%
El Salvador Government International Bond
7.12%, 01/20/50	150,000	69,422
Finland ? 0.0%
Ahlstrom-Munksjo Holding 3 OY
3.63%, 02/04/28(E)	100,000	91,867
France ? 2.2%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	100,000	99,700
Altice France SA
2.13%, 02/15/25(E)	1,220,000	1,225,578
3.38%, 01/15/28(E)	200,000	170,077
4.13%, 01/15/29(E)	100,000	83,778
Banque Federative du Credit Mutuel SA
1.25%, 06/03/30(E)	400,000	356,984
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ Δ ^	740,000	704,177
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	306,660
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	274,206
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	825,342
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	300,000	261,353
BPCE SA
0.25%, 01/14/31(E)	500,000	409,801
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	535,809
Constellium SE
4.25%, 02/15/26(E)	185,000	195,681
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	1,791,190

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	$600,000	$662,778
Emeria SASU
3.38%, 03/31/28(E)	252,000	217,013
Faurecia SE
2.38%, 06/15/27(E)	265,000	251,628
French Republic Government Bond OAT
2.10%, 07/25/23(E) 144A	215,809	299,325
1.50%, 05/25/31(E)	22,499	22,326
0.00%, 11/25/31(E) ?	52,000	44,638
0.11%, 03/01/36(E) 144A	31,300	36,040
1.25%, 05/25/38(E)	47,650	40,111
0.75%, 05/25/52(E)	9,396	5,566
1.75%, 05/25/66(E) 144A	12,350	9,172
Goldstory SASU
5.38%, 03/01/26(E)	820,000	823,716
Iliad Holding SASU
5.63%, 10/15/28(E) Δ	200,000	202,455
Kapla Holding SAS
3.38%, 12/15/26(E)	100,000	95,864
(Floating, Euribor 3M + 5.50%), 7.98%, 07/15/27(E) 144A ?	330,000	360,094
Laboratoire Eimer Selas
5.00%, 02/01/29(E)	150,000	122,488
Loxam SAS
5.75%, 07/15/27(E)	200,000	187,871
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	140,719
Orange SA
0.50%, 09/04/32(E)	400,000	326,592
Picard Groupe SAS
3.88%, 07/01/26(E)	100,000	97,082
SPCM SA
2.63%, 02/01/29(E)	100,000	94,505
Suez SACA
2.88%, 05/24/34(E)	200,000	189,883
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	194,920
		11,665,122
Gabon ? 0.1%
Gabo Government International Bond
7.00%, 11/24/31 144A	1,020,000	781,779
Germany ? 6.2%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	3,200,000	2,252,759
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	92,800
4.63%, 01/15/27(E)	710,000	658,877
Aroundtown SA
0.38%, 04/15/27(E)	200,000	145,808
	Par	Value
Bundesobligation
1.30%, 10/15/27(E)	$368,000	$381,236
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	3,140,000	3,326,026
0.50%, 02/15/26(E)	76,324	78,225
0.50%, 02/15/28(E)	48,500	48,247
0.00%, 02/15/31(E) Δ ?	17,140,000	15,608,007
0.00%, 08/15/31(E) ?	66,000	59,524
1.70%, 08/15/32(E)	909,706	939,578
1.00%, 05/15/38(E)	661,000	586,676
0.00%, 08/15/52(E) ?	31,700	17,676
Bundesschatzanweisungen
2.50%, 03/13/25(E)	4,693,000	5,069,235
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(E) Δ	100,000	101,223
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	150,072
Deutsche Lufthansa AG
3.00%, 05/29/26(E)	100,000	101,339
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	157,922
IHO Verwaltungs GmbH
3.88%, 05/15/27(E) 1	215,000	205,409
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ ^	100,000	98,775
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	21,162
0.00%, 06/15/26(E) ?	77,000	76,166
0.01%, 05/05/27(E)	22,000	21,227
1.25%, 06/30/27(E)	29,000	29,399
0.75%, 06/28/28(E)	61,000	59,504
0.75%, 01/15/29(E)	43,000	41,415
0.00%, 09/15/31(E) ?	33,000	28,212
Renk AG
5.75%, 07/15/25(E) 144A	860,000	915,628
Schaeffler AG
3.38%, 10/12/28(E)	200,000	199,235
SGL Carbon SE
4.63%, 09/30/24(E)	100,000	108,179
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	9,770
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25(E)	200,000	202,834
thyssenkrupp AG
2.88%, 02/22/24(E)	122,000	130,888
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	344,483
(Floating, Euribor 3M + 4.75%), 7.04%, 07/15/27(E) ?	165,000	178,543
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	120,000	117,126

	Par	Value
Volkswagen Bank GmbH
1.25%, 12/15/25(E)	$782,000	$794,779
Vonovia SE
0.25%, 09/01/28(E)	400,000	330,910
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(E)	108,000	98,567
		33,787,441
Ghana ? 0.1%
Ghana Government International Bond
7.63%, 05/16/29	200,000	70,703
10.75%, 10/14/30 144A	340,000	236,054
7.88%, 02/11/35	200,000	70,310
		377,067
Guatemala ? 0.1%
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	482,863
Hong Kong ? 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24	200,000	29,275
Hungary ? 0.0%
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	14,130
Indonesia ? 2.8%
Indonesia Government International Bond
1.40%, 10/30/31(E)	220,000	188,415
8.50%, 10/12/35	100,000	130,254
5.25%, 01/17/42 144A	1,940,000	1,901,332
5.25%, 01/17/42	370,000	362,625
4.20%, 10/15/50Δ	3,480,000	3,014,764
Indonesia Treasury Bond
7.00%, 05/15/27(I)	48,282,000,000	3,291,464
8.25%, 05/15/29(I)	76,029,000,000	5,529,027
6.38%, 04/15/32(I)	8,635,000,000	564,291
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	199,455
		15,181,627
Ireland ? 0.3%
AerCap Ireland Capital DAC
4.45%, 10/01/25	250,000	241,776
1.75%, 01/30/26	390,000	349,571
3.30%, 01/30/32	660,000	547,267
Ardagh Packaging Finance PLC
5.25%, 08/15/27 144A Δ	300,000	236,823
eircom Finance DAC
3.50%, 05/15/26(E)	150,000	154,755
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	18,096
0.55%, 04/22/41(E)	36,000	25,210
	Par	Value
3.00%, 10/18/43(E)	$12,000	$12,791
Motion Bondco DAC
4.50%, 11/15/27(E)	100,000	96,366
		1,682,655
Israel ? 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	58,338
5.88%, 03/30/31 144A	90,000	79,087
Summit Properties, Ltd.
2.00%, 01/31/25(E)	165,000	158,543
		295,968
Italy ? 1.7%
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	102,000	93,163
2.00%, 01/15/30(E)	100,000	90,465
Fiber Bidco SpA
(Floating, Euribor 3M + 6.00%), 9.02%, 10/25/27(E) ?	100,000	109,320
Guala Closures SpA
3.25%, 06/15/28(E)	100,000	93,359
International Design Group SpA
(Floating, Euribor 3M + 4.25%), 6.90%, 05/15/26(E) 144A ?	250,000	265,825
Italy Buoni Poliennali Del Tesoro
1.75%, 05/30/24(E)	80,000	85,269
3.40%, 03/28/25(E)	113,000	122,672
1.46%, 05/26/25(E) 144A	54,000	60,684
1.20%, 08/15/25(E)	142,000	146,684
0.00%, 04/01/26(E) ?	163,000	159,960
1.60%, 06/01/26(E)	86,000	88,381
0.00%, 08/01/26(E) ?	26,000	25,223
2.05%, 08/01/27(E)	4,240,000	4,341,006
1.35%, 04/01/30(E)	290,000	267,902
0.90%, 04/01/31(E)	14,000	12,126
0.60%, 08/01/31(E) 144A	1,301,000	1,084,296
2.50%, 12/01/32(E)	399,000	381,225
Mooney Group SpA
(Floating, Euribor 3M + 3.88%), 6.69%, 12/17/26(E) ?	100,000	106,362
Telecom Italia Capital SA
6.38%, 11/15/33	125,000	113,308
Telecom Italia SpA
3.63%, 05/25/26(E)	155,000	161,584
2.38%, 10/12/27(E)	1,400,000	1,316,102
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) ^	300,000	297,685
		9,422,601
Ivory Coast ? 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	455,064
5.88%, 10/17/31(E)	200,000	178,797

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.88%, 01/30/32(E) 144A	$340,000	$282,031
5.75%, 12/31/32 144A STEP	292,503	273,855
		1,189,747
Japan ? 0.4%
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	140,000,000	1,052,659
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	30,000,000	200,401
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	280,000	268,844
SoftBank Group Corporation
4.63%, 07/06/28	200,000	168,500
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26Δ	200,000	202,042
		1,892,446
Jersey ? 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	100,000	104,854
Adient Global Holdings, Ltd.
3.50%, 08/15/24(E) Δ	29,890	46,703
Aptiv PLC
3.25%, 03/01/32Δ	25,000	21,797
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	117,429
		290,783
Kazakhstan ? 0.2%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	447,174
5.38%, 04/24/30	300,000	268,304
KazTransGas JSC
4.38%, 09/26/27 144A Δ	630,000	566,379
		1,281,857
Lithuania ? 0.0%
Lithuania Government International Bond
2.13%, 06/01/32(E)	30,000	28,387
Luxembourg ? 0.3%
Altice Financing SA
2.25%, 01/15/25(E)	1,180,000	1,207,103
Altice Finco SA
4.75%, 01/15/28(E)	199,000	162,673
Altice France Holding SA
8.00%, 05/15/27(E)	100,000	81,294
ArcelorMittal SA
6.80%, 11/29/32	20,000	20,997
Aroundtown SA
(Variable, GBP Swap Rate 5Y + 4.38%), 4.75%, 06/25/24(U) ρ ^	100,000	45,549
Rossini S.a.r.l.
(Floating, Euribor 3M + 3.88%), 6.34%, 10/30/25(E) ?	100,000	108,179
		1,625,795
	Par	Value
Mexico ? 3.5%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	$1,125,000	$973,594
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	577,245
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	539,456
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	333,572
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	7,997,847
7.75%, 05/29/31(M)	46,100,000	2,401,958
7.75%, 11/13/42(M)	76,750,000	3,716,519
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	105,061
2.88%, 04/08/39(E)	700,000	558,820
5.75%, 10/12/10λ	130,000	116,665
Orbia Advance Corporation SAB de CV
2.88%, 05/11/31 144A	200,000	160,772
5.88%, 09/17/44 144A	1,100,000	951,126
Petroleos Mexicanos
4.75%, 02/26/29(E)	300,000	257,923
5.95%, 01/28/31	140,000	107,247
7.69%, 01/23/50	240,000	169,545
		18,967,350
Mongolia ? 0.0%
Mongolia Government International Bond
8.75%, 03/09/24	200,000	200,800
Morocco ? 0.1%
OCP SA
5.63%, 04/25/24 144A	350,000	348,852
4.50%, 10/22/25 144A	320,000	311,129
		659,981
Netherlands ? 2.7%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	200,000	193,844
Ashland Services BV
2.00%, 01/30/28(E)	100,000	93,964
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ Δ ^	1,000,000	884,431

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	$250,000	$234,861
5.75%, 12/01/43	630,000	641,678
Dufry One BV
2.00%, 02/15/27(E)	200,000	187,815
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	206,067
Embraer Netherlands Finance BV
5.40%, 02/01/27	50,000	48,646
EnBW International Finance BV
0.13%, 03/01/28(E)	410,000	386,206
Enel Finance International NV
6.80%, 10/14/25 144A	1,630,000	1,686,063
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	369,531
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	250,000	200,169
ING Groep NV
(Variable, Euribor 3M + 1.15%), 1.75%, 02/16/31(E) Δ ^	300,000	273,955
IPD 3 BV
5.50%, 12/01/25(E) 144A	560,000	598,544
5.50%, 12/01/25(E)	180,000	192,389
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	142,330
LeasePlan Corporation NV
(Variable, 7.56% - EURIBOR ICE Swap Rate 5Y), 7.38%, 05/29/24(E) ρ ^	200,000	210,291
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,198,977
NXP BV
2.65%, 02/15/32	30,000	24,619
Petrobras Global Finance BV
6.25%, 03/17/24	780,000	781,760
6.88%, 01/20/40	80,000	76,063
6.90%, 03/19/49Δ	880,000	792,160
Prosus NV
3.83%, 02/08/51	1,020,000	655,806
Syngenta Finance NV
4.44%, 04/24/23 144A	460,000	459,458
Telefonica Europe BV
(Variable, EUR Swap Rate 8Y + 2.97%), 3.88%, 06/22/26(E) ρ ^	400,000	402,025
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(E)	100,000	91,915
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	45,000	40,769
4.75%, 05/09/27	200,000	186,936
4.10%, 10/01/46	200,000	133,451
	Par	Value
TMNL Holding BV
3.75%, 01/15/29(E) 144A	$480,000	$456,522
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	100,000	100,317
United Group BV
3.13%, 02/15/26(E)	100,000	89,962
5.25%, 02/01/30(E) 144A	500,000	387,042
UPC Holding BV
5.50%, 01/15/28 144A	310,000	277,941
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	94,868
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	186,372
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,119,119
ZF Europe Finance BV
3.00%, 10/23/29(E)	300,000	275,282
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	126,432
		14,508,580
New Zealand ? 1.5%
New Zealand Government Bond
3.50%, 04/14/33(Z)	10,862,000	6,407,082
4.25%, 05/15/34(Z)	2,719,000	1,704,237
		8,111,319
Nigeria ? 0.2%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	336,622
7.63%, 11/28/47 144A	940,000	601,768
		938,390
Norway ? 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	529,351
Aker BP ASA
3.75%, 01/15/30 144A	150,000	135,568
4.00%, 01/15/31 144A	150,000	136,333
		801,252
Oman ? 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	189,619
Panama ? 0.4%
Panama Government International Bond
3.75%, 03/16/25	860,000	839,639
6.40%, 02/14/35	200,000	208,986
6.70%, 01/26/36	2,000	2,122
4.50%, 04/01/56	1,140,000	851,303
		1,902,050

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Paraguay ? 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	$200,000	$194,510
Peru ? 0.8%
Peruvian Government International Bond
2.39%, 01/23/26	1,370,000	1,293,093
1.95%, 11/17/36(E)	100,000	76,379
6.55%, 03/14/37	640,000	697,654
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	486,375
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,670,000	1,601,355
Volcan Cia Minera SAA, Class B
4.38%, 02/11/26 144A	20,000	16,570
		4,171,426
Philippines ? 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	69,369
Poland ? 1.1%
Canpack SA
2.38%, 11/01/27(E)	100,000	88,753
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,073,686
1.25%, 10/25/30(P)	3,060,000	510,863
1.75%, 04/25/32(P)	27,420,000	4,508,911
		6,182,213
Portugal ? 0.3%
Portugal Obrigacoes do Tesouro OT
1.95%, 06/15/29(E) 144A	38,000	39,227
1.65%, 07/16/32(E) 144A	1,432,500	1,369,776
		1,409,003
Qatar ? 0.0%
Qatar Government International Bond
4.82%, 03/14/49	200,000	196,508
Romania ? 0.3%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	91,597
Romanian Government International Bond
2.88%, 05/26/28(E)	150,000	143,352
3.62%, 05/26/30(E)	42,000	38,658
1.75%, 07/13/30(E)	41,000	32,790
2.00%, 04/14/33(E) 144A	560,000	415,616
2.00%, 04/14/33(E)	780,000	578,893
3.75%, 02/07/34(E)	100,000	85,015
3.88%, 10/29/35(E) Δ	248,000	205,851
		1,591,772
Russia ? 0.1%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	423,153,000	326,969
7.25%, 05/10/34(Q)	262,547,000	202,870
		529,839
	Par	Value
Serbia ? 0.0%
Serbia International Bond
1.50%, 06/26/29(E)	$190,000	$157,796
Slovakia ? 0.0%
Slovakia Government Bond
3.75%, 02/23/35(E)	50,000	53,478
0.38%, 04/21/36(E)	18,400	12,831
		66,309
South Africa ? 1.1%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,140,000	80,786
6.50%, 02/28/41(S)	56,596,000	2,001,919
Republic of South Africa Government International Bond
4.85%, 09/30/29Δ	2,190,000	1,970,672
5.75%, 09/30/49	2,420,000	1,783,431
7.30%, 04/20/52	330,000	287,522
		6,124,330
South Korea ? 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	685,880
Spain ? 0.5%
Cellnex Finance Co. SA
1.50%, 06/08/28(E)	100,000	92,695
Cellnex Telecom SA
1.75%, 10/23/30(E) Δ	100,000	86,756
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	125,567
Lorca Telecom Bondco SA
4.00%, 09/18/27(E) Δ	780,000	779,278
4.00%, 09/18/27(E) 144A	300,000	299,722
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	25,803
1.40%, 07/30/28(E) 144A	73,000	73,147
Via Celere Desarrollos Inmobiliarios SA
5.25%, 04/01/26(E)	1,170,000	1,143,362
		2,626,330
Sri Lanka ? 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	74,011
6.75%, 04/18/28	500,000	180,023
		254,034
Supranational ? 0.1%
European Union
0.00%, 07/06/26(E) ?	118,000	116,543
2.00%, 10/04/27(E)	91,000	94,977
1.63%, 12/04/29(E)	129,825	129,744
3.25%, 07/04/34(E)	50,000	55,021
2.75%, 12/04/37(E)	41,000	42,039
1.25%, 02/04/43(E)	18,229	13,935
0.70%, 07/06/51(E)	12,000	7,007
		459,266

	Par	Value
Sweden ? 0.5%
Assemblin Financing AB
(Floating, Euribor 3M + 5.00%), 7.96%, 05/15/25(E) ?	$100,000	$108,302
Intrum AB
3.50%, 07/15/26(E)	200,000	181,369
Samhallsbyggnadsbolaget i Norden AB
(Variable, 2.81% - EUR Swap Rate 5Y), 2.62%, 01/30/25(E) ρ Δ ^	1,440,000	595,251
1.00%, 08/12/27(E)	150,000	109,514
Verisure Holding AB
3.25%, 02/15/27(E)	200,000	193,102
7.13%, 02/01/28(E) 144A	970,000	1,055,054
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	217,119
		2,459,711
Switzerland ? 0.8%
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	613,120
Credit Suisse Group AG
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	250,000	223,176
(Variable, U.S. SOFR + 3.34%), 6.37%, 07/15/26 144A ^	1,730,000	1,676,188
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,350,718
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	418,595
		4,281,797
Thailand ? 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	14,795,000	422,822
Turkey ? 0.3%
Turkey Government International Bond
6.00%, 03/25/27	1,570,000	1,454,137
4.88%, 04/16/43	500,000	332,608
		1,786,745
Ukraine ? 0.0%
Ukraine Government International Bond
7.75%, 09/01/25	100,000	18,663
9.75%, 11/01/30	250,000	47,896
0.00%, 05/31/40Ξ ?	100,000	26,932
		93,491
United Arab Emirates ? 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47	200,000	187,074
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	188,845
	Par	Value
DP World, Ltd.
5.63%, 09/25/48 144A	$970,000	$941,060
5.63%, 09/25/48	600,000	582,099
		1,899,078
United Kingdom ? 3.3%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	195,953
3.38%, 03/11/29(U)	250,000	271,509
2.88%, 03/17/31 144A Δ	200,000	167,526
Antofagasta PLC
2.38%, 10/14/30 144A	300,000	239,819
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	307,948
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	355,180
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27^	235,000	206,676
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	137,222
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	355,019
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E) Δ	100,000	92,559
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	840,000	879,370
Bellis Finco PLC
4.00%, 02/16/27(U)	103,000	90,692
Centrica PLC
(Variable, GBP Swap Rate 5Y + 3.61%), 5.25%, 04/10/75(U) ^	100,000	116,581
eG Global Finance PLC
4.38%, 02/07/25(E)	100,000	99,566
Energia Group NI FinanceCo PLC
4.00%, 09/15/25(E)	100,000	103,759
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,684,397
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ Δ ^	400,000	368,131
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	673,644
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	200,000	205,805
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	180,958
INEOS Finance PLC
2.88%, 05/01/26(E) Δ	250,000	253,566
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	103,692
3.75%, 07/15/26(E)	100,000	94,265

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(E)	$145,000	$146,382
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	371,404
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	2,070,000	2,016,915
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	429,137
National Express Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	100,000	109,340
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	157,330
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 06/14/27^	200,000	176,552
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	345,000	312,415
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	152,604
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	355,169
Pinewood Finance Co., Ltd.
3.25%, 09/30/25(U)	840,000	973,313
Pinnacle Bidco PLC
6.38%, 02/15/25(U)	110,000	125,749
Premier Foods Finance PLC
3.50%, 10/15/26(U)	100,000	112,584
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	99,642
SSE PLC
1.75%, 04/16/30(E)	350,000	331,891
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	373,364	440,486
Travis Perkins PLC
4.50%, 09/07/23(U)	100,000	122,098
United Kingdom Gilt
4.25%, 06/07/32(U)	796,000	1,047,343
4.50%, 09/07/34(U)	1,203,000	1,613,427
1.25%, 07/31/51(U)	1,226,000	841,950
Vedanta Resources Finance II PLC
8.95%, 03/11/25	200,000	123,685
Victoria PLC
3.63%, 08/24/26(E) Δ	410,000	361,156
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	450,000	452,849
		18,057,258
Total Foreign Bonds (Cost $269,227,922)		228,318,711
	Par	Value
LOAN AGREEMENTS ? 1.8%
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.66%, 05/12/28	$486,344	$462,593
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 7.59%, 05/15/26	488,578	427,506
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.16%, 08/19/28	512,557	476,678
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 8.09%, 07/31/27	787,940	724,905
Bach Finance Limited Seventh Amendment Dollar Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.50%), 9.37%, 01/31/28	610,000	610,128
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.56%, 02/01/27	488,608	484,867
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.12%, 12/22/27	788,250	783,816
Focus Financial Partners LLC Tranche B-5 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.06%, 06/30/28	270,136	268,072
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 6M + 2.13%), 5.07%, 01/29/27	380,000	391,976
Garda World Security Corporation Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.11%, 10/30/26	405,368	402,077
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.00%, 12/30/26	174,600	173,727
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 9.24%, 10/02/25	350,012	247,925

	Par	Value
Ineos Quattro Holdings UK Limited 2026 Tranche B Euro Term Loan
(Floating, ICE EURIBOR USD 1M + 2.75%), 5.66%, 01/29/26	$450,000	$471,205
IU Finance Management GmbH Facility B
(Floating, ICE EURIBOR USD 3M + 5.00%), 7.88%, 12/08/28	690,000	729,223
Lakeshore Learning Materials LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%, 0.50% Floor), 8.36%, 09/29/28	790,000	777,163
Mister Car Wash Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.99%, 05/14/26	119,989	119,521
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 7.34%, 09/18/26	61,128	61,067
Prime Security Services Borrower LLC 2021 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 7.52%, 09/23/26	398,756	398,030
Sedgwick Claims Management Services, Inc. 2023 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 8.56%, 02/24/28	251,486	248,867
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.15%, 08/24/28	668,646	667,644
U.S. Renal Care, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 5.00%), 9.88%, 06/26/26	293,165	200,451
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 7.57%, 04/29/26	105,155	104,720
Univision Communications, Inc. 2021 Replacement Converted Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 8.09%, 03/15/26	523,221	521,440
Total Loan Agreements (Cost $10,282,054)		9,753,601
MORTGAGE-BACKED SECURITIES ? 8.3%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61? γ	260,000	236,220
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	66,247
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A ? γ	100,000	74,275
	Par	Value
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 6.78%, 12/15/23 144A ?	$25,000	$23,147
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 7.08%, 12/15/23 144A ?	25,000	23,052
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 8.38%, 12/15/23 144A ?	20,000	18,352
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 8.06%, 08/15/24 144A ?	65,000	64,898
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/30/25), 2.24%, 03/28/29 144A STEP	105,000	96,359
COMM Mortgage Trust, Series 2012-CR3, Class AM
3.42%, 10/15/45 144A	10,360	9,351
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	14,974	14,499
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 6.95%, 10/25/39 144A ?	33,457	33,564
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.05%), 6.90%, 01/25/40 144A ?	156,906	157,481
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.66%, 10/25/41 144A ?	790,000	746,644
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.21%, 12/25/41 144A ?	1,062,000	1,006,427
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.46%, 12/25/41 144A ?	706,000	676,737
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.06%, 03/25/42 144A ?	365,000	367,791
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.66%, 03/25/42 144A ?	406,000	402,748

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.95%), 7.52%, 06/25/42 144A ?	$192,349	$195,939
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%, 2.55% Floor), 7.11%, 07/25/42 144A ?	472,176	475,487
CSMC OA LLC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	745,258
CSMC Trust, Series 2021-RPL1, Class A1
1.67%, 09/27/60 144A ? γ	65,511	62,739
CSMC Trust, Series 2021-RPL3, Class M2
3.75%, 01/25/60 144A	100,000	75,132
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2B1
(Floating, ICE LIBOR USD 1M + 5.50%), 10.35%, 09/25/29?	413,000	451,893
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.55%, 2.55% Floor), 7.40%, 12/25/30?	939,051	946,935
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 9.10%, 01/25/31?	770,000	812,103
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	70,041	63,860
3.50%, 04/01/50	45,973	43,175
3.00%, 07/01/50	75,797	68,758
2.50%, 08/01/51	141,056	121,883
2.50%, 01/01/52	302,955	261,694
2.50%, 02/01/52	959,990	828,907
2.50%, 03/01/52	753,546	650,908
2.50%, 04/01/52	442,208	381,773
3.00%, 04/01/52	48,051	43,192
3.50%, 05/01/52	1,277,245	1,188,244
3.50%, 06/01/52Δ	645,251	600,331
3.00%, 08/01/52	422,606	380,787
4.00%, 08/01/52	290,808	278,400
4.50%, 08/01/52	468,869	459,812
4.00%, 09/01/52	705,084	675,002
4.50%, 09/01/52	609,112	597,908
5.50%, 09/01/52	451,042	458,467
4.00%, 10/01/52Δ	327,890	313,900
4.50%, 10/01/52	521,650	511,565
5.00%, 10/01/52Δ	378,695	378,006
5.50%, 10/01/52	385,838	390,079
5.00%, 11/01/52	316,597	316,066
5.00%, 01/01/53	320,451	319,868
	Par	Value
5.50%, 02/01/53	$296,629	$299,890
6.00%, 03/01/53	262,574	268,272
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 2.30%), 7.15%, 01/25/50 144A ?	770,000	745,478
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%), 6.70%, 02/25/50 144A ?	296,214	294,533
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.56%, 12/25/50 144A ?	257,926	258,232
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.06%, 10/25/33 144A ?	610,000	583,965
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 6.96%, 02/25/42 144A ?	1,169,000	1,137,079
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.56%, 04/25/42 144A ?	35,869	35,885
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 7.46%, 04/25/42 144A ?	179,000	177,892
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.06%, 03/25/42 144A ?	106,000	105,366
Federal National Mortgage Association
3.00%, 08/01/46	79,812	73,209
3.00%, 12/01/47	245,923	225,600
3.50%, 08/01/49	108,233	102,094
4.00%, 08/01/49	96,722	93,647

	Par	Value
3.50%, 09/01/49	$186,860	$175,528
4.00%, 10/01/49	145,474	140,825
3.00%, 03/01/50	105,534	95,737
3.00%, 05/01/50	130,920	118,496
3.50%, 06/01/50	35,395	33,204
3.00%, 07/01/50	36,156	32,680
3.00%, 07/01/51	376,355	338,534
2.50%, 10/01/51	282,235	243,932
2.50%, 01/01/52	277,462	239,639
2.50%, 03/01/52Δ	818,067	706,267
2.50%, 04/01/52	378,823	327,147
4.00%, 04/01/52	325,775	312,045
4.00%, 05/01/52	581,217	556,568
3.00%, 06/01/52	216,887	194,957
3.50%, 06/01/52	440,381	409,813
4.00%, 06/01/52	758,379	726,083
4.00%, 07/01/52	592,780	568,768
3.50%, 08/01/52	278,188	258,878
5.00%, 08/01/52Δ	240,442	240,096
4.00%, 09/01/52	680,448	651,768
4.50%, 09/01/52	487,265	477,853
4.50%, 10/01/52	972,367	953,566
5.00%, 11/01/52	197,896	197,567
5.00%, 01/01/53Δ	567,691	566,658
5.50%, 01/01/53	328,749	332,363
5.50%, 02/01/53	542,546	548,510
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	40,494	38,264
Government National Mortgage Association
4.50%, 08/20/48	65,502	65,369
2.50%, 05/20/52	404,268	356,058
4.50%, 09/20/52Δ	261,249	257,625
5.00%, 11/20/52	123,809	124,149
5.00%, 03/20/53	200,000	200,550
5.50%, 03/20/53	325,000	329,135
5.00%, 04/01/53 TBA	735,000	735,976
5.50%, 04/01/53 TBA	1,025,000	1,036,671
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 4.25%, 3.75% Floor), 8.93%, 09/15/31 144A ?	1,440,465	344,091
GS Mortgage Securities Trust, Series 2014-GC18, Class AS
4.38%, 01/10/47	45,000	43,484
GS Mortgage Securities Trust, Series 2014-GC18, Class B
4.89%, 01/10/47	25,000	20,909
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, ICE LIBOR USD 1M + 2.75%, 2.75% Floor), 7.43%, 05/15/38 144A ?	780,000	743,149
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.19%, 11/05/38 144A ? γ	540,000	484,312
	Par	Value
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor, 11.50% Cap), 6.50%, 08/25/36?	$46,720	$46,510
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.20%, 02/15/51? γ	2,351	2,096
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.51%, 8.21% Floor), 13.19%, 06/15/35 144A ?	1,500,000	15
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	104,840
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A
(Floating, ICE LIBOR USD 1M + 2.90%, 2.90% Floor), 7.75%, 02/27/24 144A ?	97,530	94,689
PRPM LLC, Series 2021-1, Class A1
2.12%, 01/25/26 144A ? γ	77,305	73,043
PRPM LLC, Series 2021-5, Class A1
(Step to 4.79% on 07/25/24), 1.79%, 06/25/26 144A STEP	80,339	75,734
PRPM LLC, Series 2022-5, Class A1
(Step to 0.28% on 04/25/25), 6.90%, 09/27/27 144A STEP	122,578	122,145
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 7.26%, 12/27/33 144A ?	790,000	781,516
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A
3.83%, 01/15/32 144A ? γ	100,000	96,859
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	359,144	350,520
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	507,863
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,011,072
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 7.08%, 05/15/38 144A ?	760,000	628,590
Toorak Mortgage Corporation, Ltd., Series 2021-1, Class A1
(Step to 3.24% on 01/25/24), 2.24%, 06/25/24 144A STEP	100,000	94,627
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	59,712	55,879

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.39%, 08/15/50? γ	$410,000	$321,667
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	246,395
Uniform Mortgage Backed Securities
4.50%, 04/01/53 TBA	570,000	558,528
5.00%, 04/01/53 TBA	955,000	952,538
5.50%, 04/01/53 TBA	1,535,000	1,550,620
6.00%, 04/01/53 TBA	1,280,000	1,306,550
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.36%, 07/15/46? γ	25,000	18,989
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59Δ	25,000	21,288
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.51%, 08/15/46? γ	35,000	31,023
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	26,865
Total Mortgage-Backed Securities (Cost $49,101,076)		44,824,690
U.S. TREASURY OBLIGATIONS ? 18.6%
U.S. Treasury Bills
4.35%, 04/06/23Ω	135,000	134,948
4.30%, 04/13/23Ω Δ	1,630,000	1,627,911
4.44%, 04/27/23Ω	5,465,000	5,448,259
4.45%, 05/25/23Ω	1,110,000	1,102,609
		8,313,727
U.S. Treasury Bonds
3.50%, 02/15/39	3,654,000	3,613,963
4.25%, 05/15/39	30,000	32,392
3.88%, 08/15/40	20,000	20,528
1.75%, 08/15/41	1,321,000	957,519
2.00%, 11/15/41	40,000	30,221
3.25%, 05/15/42	185,000	170,793
2.75%, 08/15/42	90,000	76,651
3.38%, 08/15/42	1,335,000	1,254,066
4.00%, 11/15/42	460,000	472,650
2.88%, 05/15/43Δ	2,045,000	1,768,565
3.00%, 05/15/45	30,000	26,150
3.00%, 11/15/45	660,000	574,883
2.50%, 05/15/46Δ	590,000	468,958
2.25%, 08/15/46Δ	690,000	521,273
2.88%, 11/15/46	1,520,000	1,296,512
3.00%, 05/15/47	60,000	52,266
2.75%, 08/15/47	90,000	74,876
3.13%, 05/15/48	40,000	35,728
3.38%, 11/15/48	770,000	720,702
1.25%, 05/15/50Δ	50,000	29,098
1.38%, 08/15/50	3,730,000	2,242,225
2.38%, 05/15/51Δ	870,000	668,422
2.00%, 08/15/51	4,056,600	2,855,228
	Par	Value
2.88%, 05/15/52	$360,000	$308,116
3.00%, 08/15/52	960,000	843,600
		19,115,385
U.S. Treasury Notes
0.13%, 06/30/23	615,000	608,301
2.88%, 10/31/23Δ	2,540,000	2,514,075
0.50%, 11/30/23	610,000	593,268
2.75%, 02/15/24	4,760,000	4,680,431
1.50%, 02/29/24Δ	555,000	539,480
2.38%, 02/29/24	10,000	9,791
1.50%, 10/31/24	570,000	546,198
2.25%, 11/15/24	20,520,000	19,882,357
2.00%, 02/15/25	70,000	67,323
0.38%, 11/30/25	21,280,000	19,417,584
1.63%, 02/15/26	6,460,000	6,077,573
1.63%, 05/15/26	340,000	318,451
2.00%, 11/15/26	870,000	818,548
1.25%, 11/30/26	200,000	183,012
1.88%, 02/28/27	1,583,000	1,477,477
3.25%, 06/30/27	894,000	878,809
2.75%, 07/31/27	576,000	554,850
2.38%, 05/15/29	217,000	202,531
2.63%, 07/31/29	425,000	402,073
0.88%, 11/15/30Δ	8,550,000	7,080,636
1.25%, 08/15/31	730,000	612,544
1.38%, 11/15/31Δ	550,000	464,385
1.88%, 02/15/32	1,845,000	1,619,780
2.88%, 05/15/32	4,100,000	3,902,687
		73,452,164
Total U.S. Treasury Obligations (Cost $110,446,621)		100,881,276

	Shares
COMMON STOCKS ? 0.1%
Communication Services ? 0.1%
Altice U.S.A., Inc. Class AΔ *	16,976	58,058
T-Mobile US, Inc.*	1,790	259,264
		317,322
Energy ? 0.0%
Berry CorporationΔ	2,492	19,562
Devon Energy Corporation	886	44,840
Diamondback Energy, Inc.	556	75,155
EOG Resources, Inc.	430	49,291
Pioneer Natural Resources Co.	122	24,917
		213,765
Total Common Stocks (Cost $717,863)		531,087
FOREIGN COMMON STOCKS ? 0.0%
Canada ? 0.0%
Canadian Natural Resources, Ltd.	923	51,088

	Shares	Value
Jersey ? 0.0%
Clarivate PLCΔ *	59	$554
Total Foreign Common Stocks (Cost $56,255)		51,642
PREFERRED STOCKS ? 0.1%
Bank of America Corporation
7.25% CONV Δ	387	451,923
El Paso Energy Capital Trust I
4.75% CONV	2,799	128,670
Wells Fargo & Co.
7.50% CONV	69	81,161
Total Preferred Stocks (Cost $592,008)		661,754
FOREIGN PREFERRED STOCK ? 0.0%
Jersey ? 0.0%
Clarivate PLC
5.25%, CONV (Cost $128,000)	1,280	52,570
MUTUAL FUNDS ? 0.3%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,328,443)	54,000	1,363,500
	Shares	Value
MONEY MARKET FUNDS ? 11.9%
GuideStone Money Market Fund, 4.71% (Institutional Class)? ∞	31,114,888	$31,114,888
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%? ?	33,480,070	33,480,070
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	57,491	57,491
Total Money Market Funds (Cost $64,652,449)		64,652,449
TOTAL INVESTMENTS ?105.0% (Cost $637,926,100)		568,681,114
Liabilities in Excess of Other Assets ? (5.0)%		(27,161,110)
NET ASSETS ? 100.0%		$541,520,004
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2023	16	$2,444,203	$149,986
Euro-Bobl	06/2023	(12)	(1,534,090)	(17,974)
Euro-Bund	06/2023	43	6,334,695	(202,476)
Euro-OAT	06/2023	(1)	(141,234)	825
Euro-Schatz	06/2023	30	3,438,787	7,158
FTSE KLCI	06/2023	(5)	(625,485)	(20,859)
10-Year Japanese E-Mini	06/2023	87	9,685,814	157,670
10-Year Commonwealth Treasury Bond	06/2023	(29)	(2,382,160)	(72,598)
10-Year U.S. Treasury Note	06/2023	59	6,780,390	171,963
U.S. Treasury Long Bond	06/2023	64	8,394,000	296,006
Ultra 10-Year U.S. Treasury Note	06/2023	(161)	(19,503,641)	(499,625)
Ultra Long U.S. Treasury Bond	06/2023	67	9,455,375	307,855
2-Year U.S. Treasury Note	06/2023	169	34,890,578	290,438
5-Year U.S. Treasury Note	06/2023	76	8,322,594	60,905
Total Futures Contracts outstanding at March 31, 2023			$65,559,826	$629,274
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/23	Euro	141,964,276	U.S. Dollars	153,474,464	SC	$658,432
04/20/23	U.S. Dollars	11,957,213	Australian Dollars	17,226,368	SC	434,024
04/20/23	U.S. Dollars	4,935,239	Norwegian Kroner	48,866,838	SS	263,471
04/20/23	Euro	49,125,689	U.S. Dollars	53,087,872	UBS	248,677
04/20/23	U.S. Dollars	10,317,148	New Zealand Dollars	16,140,554	SC	224,179

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/23	U.S. Dollars	10,956,552	Japanese Yen	1,423,770,506	SS	$198,217
04/20/23	British Pounds	14,295,509	U.S. Dollars	17,445,743	SC	196,545
04/20/23	U.S. Dollars	3,830,535	Norwegian Kroner	38,057,442	UBS	192,167
04/20/23	Euro	28,984,521	U.S. Dollars	31,336,579	SS	132,382
04/18/23	Hungarian Forint	629,506,000	Euro	1,524,043	GSC	131,656
04/20/23	Mexican Pesos	26,358,733	U.S. Dollars	1,355,307	SC	101,755
04/20/23	Mexican Pesos	25,002,643	U.S. Dollars	1,285,467	RBC	96,633
04/20/23	U.S. Dollars	8,457,478	Canadian Dollars	11,305,022	SS	90,234
04/20/23	U.S. Dollars	1,855,250	Australian Dollars	2,639,935	GSC	89,326
04/20/23	U.S. Dollars	2,650,511	Australian Dollars	3,836,404	RBC	84,236
04/20/23	Hungarian Forint	373,386,382	U.S. Dollars	979,929	SS	78,808
04/20/23	U.S. Dollars	4,317,645	Japanese Yen	561,259,259	BNP	76,642
04/20/23	U.S. Dollars	3,593,187	New Zealand Dollars	5,632,069	UBS	71,356
04/20/23	Czech Republic Koruna	37,556,090	U.S. Dollars	1,669,634	SC	64,025
04/20/23	Euro	3,532,461	U.S. Dollars	3,773,815	CITI	61,435
04/20/23	U.S. Dollars	1,407,356	Japanese Yen	178,198,155	RBC	60,850
04/20/23	Euro	2,755,049	U.S. Dollars	2,935,117	GSC	56,086
04/18/23	U.S. Dollars	3,669,207	Taiwan Dollars	110,204,629	GSC	50,494
04/20/23	U.S. Dollars	4,472,409	New Zealand Dollars	7,074,160	CITI	48,813
04/20/23	U.S. Dollars	854,064	Norwegian Kroner	8,448,773	GSC	46,344
04/20/23	Canadian Dollars	3,085,233	U.S. Dollars	2,243,603	CITI	39,887
04/20/23	Euro	6,867,225	U.S. Dollars	7,416,356	BNP	39,500
04/20/23	U.S. Dollars	6,119,606	Chinese Yuan	41,750,953	GSC	32,578
04/20/23	Indonesian Rupiahs	10,288,186,359	U.S. Dollars	655,047	UBS	31,905
04/20/23	U.S. Dollars	1,702,611	Japanese Yen	221,325,418	GSC	30,225
04/20/23	Czech Republic Koruna	18,171,017	U.S. Dollars	809,328	RBC	29,480
04/20/23	Indonesian Rupiahs	11,047,827,621	U.S. Dollars	708,421	SC	29,253
04/20/23	Mexican Pesos	9,258,394	U.S. Dollars	483,772	GSC	28,014
04/20/23	U.S. Dollars	2,183,989	Australian Dollars	3,223,674	CITI	27,586
04/20/23	Czech Republic Koruna	16,304,593	U.S. Dollars	725,390	CITI	27,260
04/20/23	Czech Republic Koruna	16,155,598	U.S. Dollars	718,896	GSC	26,876
04/20/23	Swedish Kronor	21,337,102	U.S. Dollars	2,032,472	CITI	25,660
04/20/23	Polish Zloty	6,076,046	U.S. Dollars	1,381,830	BNP	24,065
04/20/23	U.S. Dollars	613,852	South African Rand	10,538,726	SS	23,008
04/20/23	Polish Zloty	5,175,369	U.S. Dollars	1,175,062	SC	22,432
04/20/23	U.S. Dollars	2,129,733	Canadian Dollars	2,850,000	SC	20,348
04/20/23	U.S. Dollars	2,038,747	Canadian Dollars	2,728,681	UBS	19,154
04/20/23	Brazilian Reals	1,678,198	U.S. Dollars	311,400	UBS	18,589
04/20/23	U.S. Dollars	553,419	Australian Dollars	799,671	UBS	18,497
04/20/23	Mexican Pesos	4,663,947	U.S. Dollars	239,775	BNP	18,039
04/20/23	Norwegian Kroner	15,440,472	U.S. Dollars	1,459,516	CITI	16,624
04/20/23	Polish Zloty	3,706,189	U.S. Dollars	840,962	SS	16,588
04/20/23	U.S. Dollars	5,244,081	Swiss Francs	4,772,900	RBC	16,262
04/20/23	Polish Zloty	3,706,086	U.S. Dollars	841,451	RBC	16,075
04/20/23	U.S. Dollars	996,931	Japanese Yen	129,836,684	SC	15,854
04/20/23	Canadian Dollars	1,117,788	U.S. Dollars	812,257	BNP	15,057
04/20/23	U.S. Dollars	7,541,584	Swiss Francs	6,872,192	SC	14,385
04/20/23	U.S. Dollars	418,689	Thai Baht	13,800,000	GSC	14,214
04/20/23	New Zealand Dollars	2,171,354	U.S. Dollars	1,343,677	CITI	14,108
04/20/23	U.S. Dollars	1,390,963	Euro	1,268,737	SS	13,475
04/20/23	U.S. Dollars	1,631,906	Norwegian Kroner	16,928,907	CITI	13,469
04/20/23	U.S. Dollars	1,030,520	Swedish Kronor	10,547,861	UBS	13,096
04/20/23	U.S. Dollars	208,815	Norwegian Kroner	2,051,456	SC	12,692
04/20/23	U.S. Dollars	1,442,018	Swedish Kronor	14,830,751	SS	11,475
04/20/23	Brazilian Reals	2,815,926	U.S. Dollars	543,651	GSC	10,052
04/20/23	U.S. Dollars	369,613	South Korean Won	468,773,404	SS	9,946

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/23	U.S. Dollars	2,107,245	Swedish Kronor	21,744,448	BNP	$9,822
04/20/23	British Pounds	711,587	U.S. Dollars	868,371	RBC	9,809
04/20/23	U.S. Dollars	797,586	New Zealand Dollars	1,260,176	RBC	9,577
04/20/23	U.S. Dollars	481,612	New Zealand Dollars	755,537	GSC	9,161
04/20/23	U.S. Dollars	895,177	Canadian Dollars	1,197,393	CITI	8,944
04/20/23	Turkish Lira	11,918,698	U.S. Dollars	598,229	SS	8,487
04/20/23	Mexican Pesos	2,140,706	U.S. Dollars	110,104	CITI	8,230
04/20/23	British Pounds	545,159	U.S. Dollars	664,847	UBS	7,941
04/20/23	Australian Dollars	2,455,884	U.S. Dollars	1,634,866	BNP	7,941
04/20/23	Norwegian Kroner	5,625,843	U.S. Dollars	530,003	GSC	7,839
04/20/23	Hungarian Forint	36,669,187	U.S. Dollars	96,284	RBC	7,692
04/20/23	Czech Republic Koruna	4,872,994	U.S. Dollars	217,325	UBS	7,622
04/20/23	British Pounds	542,347	U.S. Dollars	661,979	SS	7,340
04/20/23	Canadian Dollars	534,197	U.S. Dollars	388,345	GSC	7,033
04/20/23	U.S. Dollars	1,296,615	Canadian Dollars	1,742,618	RBC	6,842
04/20/23	U.S. Dollars	1,786,563	Euro	1,640,149	GSC	5,826
04/18/23	U.S. Dollars	928,349	Euro	850,000	GSC	5,593
04/20/23	U.S. Dollars	536,857	Canadian Dollars	717,955	BNP	5,473
04/20/23	Chilean Pesos	56,271,974	U.S. Dollars	66,024	SS	4,618
04/20/23	Swiss Francs	307,973	U.S. Dollars	332,936	CITI	4,391
04/20/23	Czech Republic Koruna	9,663,344	U.S. Dollars	441,884	SS	4,193
04/20/23	British Pounds	156,144	U.S. Dollars	188,571	GSC	4,128
04/20/23	Swiss Francs	749,266	U.S. Dollars	816,661	SS	4,020
04/20/23	U.S. Dollars	1,660,070	Swiss Francs	1,512,029	CITI	3,926
04/18/23	Euro	1,228,578	U.S. Dollars	1,329,856	GSC	3,882
04/20/23	New Zealand Dollars	574,169	U.S. Dollars	355,287	GSC	3,751
04/20/23	Indonesian Rupiahs	1,611,616,042	U.S. Dollars	104,119	BNP	3,490
04/20/23	Hungarian Forint	15,128,338	U.S. Dollars	39,635	SC	3,261
04/20/23	U.S. Dollars	181,974	New Zealand Dollars	286,378	SS	2,898
04/20/23	U.S. Dollars	79,226	South Korean Won	99,716,977	UBS	2,719
04/20/23	U.S. Dollars	526,285	Euro	482,290	SC	2,655
04/20/23	Norwegian Kroner	7,399,044	U.S. Dollars	704,930	SS	2,433
04/20/23	Swiss Francs	89,859	U.S. Dollars	96,292	GSC	2,131
04/20/23	U.S. Dollars	836,221	Euro	768,260	BNP	2,108
04/20/23	New Zealand Dollars	1,281,535	U.S. Dollars	799,614	BNP	1,752
04/20/23	Euro	361,202	U.S. Dollars	391,080	RBC	1,083
04/20/23	Australian Dollars	119,730	U.S. Dollars	79,195	GSC	895
04/20/23	U.S. Dollars	505,352	Swedish Kronor	5,233,712	SC	519
04/20/23	New Zealand Dollars	650,000	U.S. Dollars	405,961	SC	496
04/20/23	U.S. Dollars	8,036	South African Rand	137,759	BNP	313
04/20/23	U.S. Dollars	101,057	Euro	92,814	RBC	288
04/20/23	U.S. Dollars	78,276	British Pounds	63,228	BNP	246
04/20/23	Australian Dollars	2,090,814	U.S. Dollars	1,398,397	CITI	206
Subtotal Appreciation						$4,714,089
04/20/23	South African Rand	1,403	U.S. Dollars	82	RBC	$(3)
04/20/23	U.S. Dollars	88,989	South Korean Won	116,003,716	UBS	(15)
04/20/23	U.S. Dollars	363	Brazilian Reals	1,956	UBS	(22)
04/20/23	Swedish Kronor	313,421	U.S. Dollars	30,336	RBC	(104)
04/20/23	Euro	38,786	U.S. Dollars	42,238	SS	(128)
04/20/23	U.S. Dollars	123,419	New Zealand Dollars	197,619	RBC	(156)
04/20/23	Mexican Pesos	1,573,372	U.S. Dollars	87,181	GSC	(208)
04/18/23	Indian Rupees	41,071,535	U.S. Dollars	499,514	GSC	(236)
04/20/23	Swedish Kronor	990,108	U.S. Dollars	95,842	GSC	(338)
04/20/23	U.S. Dollars	2,104,852	Swedish Kronor	21,827,951	BNP	(625)
04/20/23	U.S. Dollars	723,838	Swedish Kronor	7,512,347	UBS	(787)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/23	New Zealand Dollars	69,788	U.S. Dollars	44,561	RBC	$(922)
04/20/23	Canadian Dollars	124,010	U.S. Dollars	92,716	RBC	(932)
04/20/23	U.S. Dollars	98,965	Australian Dollars	149,401	GSC	(973)
04/20/23	Canadian Dollars	118,977	U.S. Dollars	89,092	BNP	(1,033)
04/20/23	Swiss Francs	866,771	U.S. Dollars	950,511	CITI	(1,126)
04/20/23	South Korean Won	111,424,476	U.S. Dollars	86,652	GSC	(1,162)
04/20/23	U.S. Dollars	829,486	Australian Dollars	1,241,777	BNP	(1,173)
04/20/23	Canadian Dollars	173,599	U.S. Dollars	129,705	UBS	(1,219)
04/20/23	Swedish Kronor	6,626,448	U.S. Dollars	640,528	SS	(1,355)
04/20/23	U.S. Dollars	320,726	Swiss Francs	294,170	SS	(1,482)
04/20/23	U.S. Dollars	821,107	Swedish Kronor	8,529,004	SS	(1,582)
04/20/23	U.S. Dollars	121,826	Canadian Dollars	166,763	GSC	(1,601)
04/20/23	Swedish Kronor	9,527,048	U.S. Dollars	920,735	UBS	(1,776)
06/21/23	U.S. Dollars	89,376	Euro	84,000	BOA	(2,152)
04/20/23	U.S. Dollars	1,211,151	Australian Dollars	1,815,000	SC	(2,952)
04/20/23	U.S. Dollars	43,187	Mexican Pesos	840,000	RBC	(3,246)
04/20/23	South Korean Won	197,474,538	U.S. Dollars	155,702	SS	(4,190)
04/20/23	Swedish Kronor	36,836,454	U.S. Dollars	3,557,462	CITI	(4,296)
04/20/23	U.S. Dollars	792,339	Swedish Kronor	8,260,611	SC	(4,462)
04/18/23	Euro	1,590,000	U.S. Dollars	1,731,191	GSC	(5,096)
04/20/23	Euro	633,267	U.S. Dollars	692,703	BNP	(5,155)
04/20/23	Euro	667,494	U.S. Dollars	730,769	GSC	(6,060)
04/20/23	Swiss Francs	2,283,302	U.S. Dollars	2,507,205	UBS	(6,276)
04/20/23	U.S. Dollars	696,086	Swiss Francs	641,344	UBS	(6,386)
04/20/23	U.S. Dollars	693,649	Australian Dollars	1,047,255	CITI	(6,888)
04/20/23	U.S. Dollars	1,219,892	Euro	1,130,262	BNP	(7,252)
04/20/23	Australian Dollars	315,169	U.S. Dollars	218,115	UBS	(7,290)
04/20/23	U.S. Dollars	665,478	South Korean Won	877,000,000	GSC	(7,400)
04/20/23	Swedish Kronor	3,623,274	U.S. Dollars	357,035	SC	(7,542)
04/20/23	U.S. Dollars	210,323	Czech Republic Koruna	4,728,156	SS	(7,938)
04/20/23	U.S. Dollars	1,617,385	New Zealand Dollars	2,600,000	SC	(8,441)
04/20/23	U.S. Dollars	722,170	New Zealand Dollars	1,170,383	GSC	(9,690)
04/20/23	U.S. Dollars	599,206	Turkish Lira	11,970,755	RBC	(10,161)
04/20/23	Swiss Francs	3,790,467	U.S. Dollars	4,162,517	GSC	(10,770)
04/20/23	Swiss Francs	2,939,931	U.S. Dollars	3,231,112	SS	(10,968)
04/20/23	U.S. Dollars	1,416,466	New Zealand Dollars	2,282,856	CITI	(11,043)
04/20/23	Euro	2,973,788	U.S. Dollars	3,240,239	CITI	(11,550)
04/20/23	U.S. Dollars	615,098	Polish Zloty	2,709,876	CITI	(11,922)
04/18/23	Euro	760,632	Polish Zloty	3,620,000	GSC	(11,973)
04/20/23	South African Rand	6,230,491	U.S. Dollars	362,576	SS	(13,269)
04/20/23	U.S. Dollars	182,592	Mexican Pesos	3,550,007	SS	(13,646)
04/20/23	South African Rand	5,208,191	U.S. Dollars	305,790	GSC	(13,797)
04/20/23	U.S. Dollars	445,456	Swedish Kronor	4,764,339	GSC	(14,102)
04/20/23	New Zealand Dollars	778,499	U.S. Dollars	501,572	GSC	(14,764)
04/18/23	U.S. Dollars	1,970,730	British Pounds	1,609,273	GSC	(15,213)
04/20/23	U.S. Dollars	1,269,512	Canadian Dollars	1,736,692	CITI	(15,875)
04/20/23	Swiss Francs	4,324,647	U.S. Dollars	4,753,190	BNP	(16,349)
04/20/23	U.S. Dollars	669,812	Swiss Francs	627,453	CITI	(17,445)
04/20/23	U.S. Dollars	954,236	Polish Zloty	4,205,397	SS	(18,822)
04/20/23	U.S. Dollars	4,893,544	Euro	4,525,653	RBC	(20,031)
04/20/23	Norwegian Kroner	4,057,948	U.S. Dollars	410,741	BNP	(22,793)
04/20/23	Canadian Dollars	3,458,435	U.S. Dollars	2,582,830	GSC	(23,121)
04/20/23	Australian Dollars	1,029,810	U.S. Dollars	712,535	GSC	(23,667)
04/20/23	U.S. Dollars	1,073,940	Japanese Yen	145,384,114	GSC	(24,615)
04/20/23	South African Rand	11,560,940	U.S. Dollars	672,920	SC	(24,765)
04/20/23	New Zealand Dollars	1,833,777	U.S. Dollars	1,171,848	BNP	(25,155)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/23	Japanese Yen	105,308,562	U.S. Dollars	821,145	GSC	$(25,410)
04/20/23	U.S. Dollars	729,199	Czech Republic Koruna	16,350,581	UBS	(25,574)
04/20/23	U.S. Dollars	2,026,741	British Pounds	1,663,274	RBC	(25,929)
04/20/23	U.S. Dollars	534,363	Indonesian Rupiahs	8,392,714,969	UBS	(26,027)
04/20/23	Japanese Yen	206,355,094	U.S. Dollars	1,587,088	UBS	(27,822)
04/20/23	U.S. Dollars	2,181,658	Swedish Kronor	22,920,697	CITI	(29,224)
04/20/23	Australian Dollars	993,977	U.S. Dollars	694,164	SC	(29,265)
04/20/23	U.S. Dollars	1,293,599	British Pounds	1,072,404	GSC	(29,870)
04/20/23	U.S. Dollars	403,508	Mexican Pesos	7,847,629	SC	(30,295)
04/20/23	New Zealand Dollars	2,391,785	U.S. Dollars	1,525,928	UBS	(30,303)
04/20/23	U.S. Dollars	653,451	South African Rand	12,219,540	GSC	(31,627)
04/20/23	U.S. Dollars	2,629,398	British Pounds	2,156,987	CITI	(32,570)
04/20/23	Japanese Yen	327,810,558	U.S. Dollars	2,514,172	CITI	(37,161)
04/20/23	Euro	3,400,000	U.S. Dollars	3,730,048	SC	(38,613)
04/20/23	U.S. Dollars	2,514,209	Polish Zloty	11,053,417	UBS	(43,367)
04/20/23	U.S. Dollars	4,402,873	Euro	4,100,000	SC	(48,562)
04/20/23	U.S. Dollars	2,053,273	Japanese Yen	278,610,303	CITI	(51,970)
04/20/23	Norwegian Kroner	14,477,424	U.S. Dollars	1,436,614	UBS	(52,543)
04/20/23	U.S. Dollars	7,947,166	Euro	7,369,497	GSC	(54,016)
04/18/23	Canadian Dollars	9,608,964	U.S. Dollars	7,166,590	GSC	(54,866)
04/20/23	U.S. Dollars	5,633,978	British Pounds	4,614,737	BNP	(61,133)
04/20/23	Norwegian Kroner	10,488,277	U.S. Dollars	1,069,725	SS	(67,024)
04/20/23	U.S. Dollars	3,175,848	British Pounds	2,632,992	SC	(73,564)
04/18/23	U.S. Dollars	5,280,466	Euro	4,940,000	GSC	(82,371)
04/18/23	U.S. Dollars	4,363,050	Polish Zloty	19,214,000	GSC	(83,297)
04/20/23	U.S. Dollars	16,363,132	Euro	15,149,224	CITI	(84,623)
04/20/23	Norwegian Kroner	22,358,637	U.S. Dollars	2,223,852	CITI	(86,321)
04/20/23	U.S. Dollars	1,115,973	Hungarian Forint	425,145,930	UBS	(89,528)
04/20/23	Japanese Yen	776,499,010	U.S. Dollars	5,964,492	RBC	(97,089)
04/20/23	Canadian Dollars	13,309,617	U.S. Dollars	9,952,442	SC	(101,527)
04/20/23	Australian Dollars	4,413,432	U.S. Dollars	3,058,508	BNP	(106,243)
04/20/23	New Zealand Dollars	8,668,294	U.S. Dollars	5,535,628	SS	(115,191)
04/20/23	Chinese Yuan	41,900,000	U.S. Dollars	6,235,583	SC	(126,825)
04/20/23	Australian Dollars	9,806,832	U.S. Dollars	6,687,389	CITI	(127,331)
04/20/23	U.S. Dollars	3,562,941	Czech Republic Koruna	79,959,523	BNP	(128,139)
04/18/23	South Korean Won	3,422,044,000	U.S. Dollars	2,758,312	GSC	(132,444)
04/20/23	U.S. Dollars	19,424,749	Euro	18,025,741	UBS	(146,088)
04/18/23	U.S. Dollars	1,635,718	Hungarian Forint	629,506,000	GSC	(150,431)
04/20/23	Japanese Yen	1,048,034,508	U.S. Dollars	8,070,322	SC	(151,134)
04/20/23	Norwegian Kroner	30,886,973	U.S. Dollars	3,127,663	SC	(174,806)
04/20/23	U.S. Dollars	16,795,090	British Pounds	13,762,074	SS	(188,878)
04/20/23	Norwegian Kroner	37,135,158	U.S. Dollars	3,748,872	RBC	(198,676)
04/20/23	U.S. Dollars	2,944,926	Mexican Pesos	57,280,243	UBS	(221,420)
04/18/23	Australian Dollars	10,188,572	U.S. Dollars	7,048,539	GSC	(233,610)
04/20/23	Australian Dollars	12,950,270	U.S. Dollars	8,993,735	SS	(330,946)
04/18/23	U.S. Dollars	3,757,632	Mexican Pesos	74,378,570	GSC	(355,483)
04/18/23	Japanese Yen	5,118,982,465	U.S. Dollars	39,118,728	GSC	(451,169)
04/20/23	U.S. Dollars	237,195,051	Euro	219,410,529	SS	(1,022,485)
Subtotal Depreciation						$(6,440,276)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(1,726,187)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2023:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes?Buy Protection
Markit CDX.EM.38 Index (Pay Quarterly)	(1.00)%	12/20/2027	USD	13,587,000	$671,877	$1,315,901	$(644,024)
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(5.00)%	12/20/2027	EUR	7,667,000	(311,687)	(171,318)	(140,369)
					$360,190	$1,144,583	$(784,393)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	2/11/2032	KRW	604,702,000	$(27,762)	$?	$(27,762)
3-Month KWCDC (Quarterly)	2.37% (Quarterly)	2/18/2032	KRW	1,195,630,000	(54,492)	?	(54,492)
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	(30,112)	?	(30,112)
					$(112,366)	$ ?	$(112,366)
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS ? 1.4%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$444,527
1.65%, 04/15/28	500,000	448,586
Total Agency Obligations (Cost $891,287)		893,113
ASSET-BACKED SECURITIES ? 12.3%
Dext ABS LLC, Series 2023-1, Class C
7.13%, 09/15/32 144A	535,000	534,845
Dext ABS LLC, Series 2023-1, Class D
8.82%, 03/15/33 144A	370,000	369,919
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B
2.94%, 01/20/49 144A	450,550	347,263
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A
5.49%, 06/25/27 144A	1,000,000	1,007,058
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	430,623	339,254
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	782,640	741,646
Mosaic Solar Loan Trust, Series 2023-2A, Class A
5.36%, 09/22/53 144A	300,000	294,902
Sunnova Helios II Issuer LLC, Series 2019-AA, Class A
3.75%, 06/20/46 144A	490,303	438,066
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	300,298	247,762
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	335,042	279,525
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	450,439	381,452
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	418,606	340,956
Tesla Auto Lease Trust, Series 2021-A, Class A3
0.56%, 03/20/25 144A	206,000	202,259
Tesla Auto Lease Trust, Series 2021-A, Class B
1.02%, 03/20/25 144A	200,000	193,915
Tesla Auto Lease Trust, Series 2021-A, Class D
1.34%, 03/20/25 144A	890,000	853,850
Tesla Auto Lease Trust, Series 2021-B, Class C
1.12%, 09/22/25 144A	800,000	752,366
	Par	Value
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	$500,000	$468,784
Total Asset-Backed Securities (Cost $7,792,826)		7,793,822
CORPORATE BONDS ? 20.9%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,000,000	838,635
American Water Capital Corporation
4.45%, 06/01/32	850,000	837,632
Amgen, Inc.
5.25%, 03/02/33	835,000	858,335
4.20%, 02/22/52	500,000	424,727
Avangrid, Inc.
3.15%, 12/01/24	850,000	824,381
3.80%, 06/01/29	250,000	234,973
Baxalta, Inc.
4.00%, 06/23/25	500,000	489,955
Becton, Dickinson and Co.
4.69%, 02/13/28	1,100,000	1,105,179
4.67%, 06/06/47	500,000	467,969
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	559,595
Bridge Housing Corporation
3.25%, 07/15/30	300,000	265,117
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	268,583
Essential Utilities, Inc.
5.30%, 05/01/52	500,000	485,187
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	383,931
5.65%, 12/01/41	238,000	257,767
Haleon U.S. Capital LLC
3.63%, 03/24/32	538,000	488,908
Low Income Investment Fund
3.39%, 07/01/26	600,000	572,536
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	222,821
National Community Renaissance of California
3.27%, 12/01/32	600,000	506,446
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	478,446
2.44%, 01/15/32	580,000	481,520
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	441,822
Providence College
3.19%, 11/01/50	600,000	407,750
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	469,991
UnitedHealth Group, Inc.
5.05%, 04/15/53	600,000	607,282

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Verizon Communications, Inc.
3.88%, 02/08/29	$300,000	$290,089
Total Corporate Bonds (Cost $13,264,218)		13,269,577
FOREIGN BONDS ? 2.5%
Chile ? 0.6%
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30	400,000	370,800
United Kingdom ? 1.9%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	612,061
Vodafone Group PLC
4.38%, 02/19/43	700,000	594,819
		1,206,880
Total Foreign Bonds (Cost $1,576,411)		1,577,680
LOAN AGREEMENTS ? 0.1%
Ciello Supermarket, Inc. STRIP, SBA Loan
0.23%, 09/15/31 IO ???	1,689,346	7,348
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO ???	278,366	10,222
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO ???	475,255	6,544
JILS Corporation STRIP, SBA Loan
1.23%, 08/15/31 IO ???	316,266	8,421
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO ???	462,452	4,635
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO ???	355,119	13,040
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO ???	266,667	4,269
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO ???	394,060	10,492
Total Loan Agreements (Cost $65,856)		64,971
MORTGAGE-BACKED SECURITIES ? 33.2%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.92%, 01/17/39 144A ?	685,000	652,312
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	349,952	290,550
2.00%, 03/01/51	742,370	616,185
3.00%, 02/01/52	677,162	609,395
3.50%, 03/01/52	1,456,851	1,356,103
	Par	Value
4.00%, 06/01/52	$515,819	$493,972
4.50%, 07/01/52	603,722	592,076
Federal National Mortgage Association
1.59%, 03/01/31	500,000	411,400
1.61%, 03/01/31	479,194	404,313
1.62%, 03/01/31	500,000	399,156
2.03%, 04/01/31	250,000	211,578
2.59%, 03/01/32	540,609	481,272
1.65%, 03/01/33	500,000	403,525
2.01%, 03/01/33	100,000	83,055
2.00%, 03/01/51	1,932,413	1,603,928
3.00%, 02/01/52	2,075,777	1,866,883
3.50%, 03/01/52	1,459,147	1,358,244
3.50%, 04/01/52	761,757	708,979
4.00%, 06/01/52	1,414,314	1,354,352
4.50%, 07/01/52	685,173	671,930
5.00%, 09/01/52	499,062	498,277
5.50%, 10/01/52	543,674	549,651
6.00%, 11/01/52	252,115	257,914
6.50%, 11/01/52	199,172	205,971
6.50%, 12/01/52	244,105	252,364
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	448,160	406,849
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 8.57%, 06/25/30?	54,428	58,687
(Floating, Prime Rate U.S. + 0.92%), 8.42%, 12/25/30?	134,480	147,573
(Floating, Prime Rate U.S. + 2.33%), 9.83%, 01/25/31?	99,834	109,026
(Floating, Prime Rate U.S. + 1.03%), 8.53%, 02/25/31?	177,397	194,998
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 07/25/31?	289,328	310,463
(Floating, Prime Rate U.S. + 0.86%), 8.36%, 08/25/31?	236,946	262,250
(Floating, Prime Rate U.S. + 0.64%), 8.14%, 07/25/32?	160,140	173,236
(Floating, Prime Rate U.S. - 0.37%), 7.13%, 12/25/45?	179,362	196,829
(Floating, Prime Rate U.S. + 0.52%), 8.02%, 12/25/45?	204,983	224,467
(Floating, Prime Rate U.S. + 0.12%), 7.62%, 01/25/46?	150,980	163,049
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 04/25/46?	220,154	236,660
(Floating, Prime Rate U.S. + 0.38%), 7.88%, 08/25/46?	467,789	516,486
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	2,000,000	1,723,984
Total Mortgage-Backed Securities (Cost $21,298,020)		21,057,942

	Par	Value
MUNICIPAL BONDS ? 15.6%
Arlington Higher Education Finance Corporation, Revenue Bond (PSF-Gtd.)
0.50%, 08/15/23	$175,000	$172,113
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	446,927
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	502,206
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	129,667
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	508,233
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	209,874
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	555,765
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	178,678
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	369,838
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	120,139
2.05%, 03/01/30	420,000	355,543
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	223,007
2.68%, 11/01/34	275,000	221,448
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	174,166
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	575,944
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	424,732
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	138,129
0.92%, 11/01/25	200,000	181,776
1.02%, 05/01/26	250,000	223,141
New York State Housing Finance Agency, Revenue Bond (SonyMA Insured)
1.13%, 11/01/25	165,000	151,177
	Par	Value
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	$600,000	$507,697
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.05%, 10/01/23	150,000	146,577
1.43%, 10/01/24	100,000	94,617
Philadelphia Authority for Industrial Development, Revenue Bond, Holy Family University Project
4.30%, 09/01/24	200,000	197,374
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	444,112
Riverside Community College District, General Obligation
0.82%, 08/01/25	195,000	178,512
Romulus Community Schools, General Obligation, Series B (Q-SBLF Insured)
1.00%, 05/01/25	200,000	185,795
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	458,849
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	231,367
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	253,162
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	361,509
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	490,530
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	295,766
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	161,784
Total Municipal Bonds (Cost $9,937,741)		9,870,154
PRIVATE INVESTMENT ? 1.6%
Calvert Impact Capital, Inc. (Cost $1,000,000)	1,000,000	1,000,000
U.S. TREASURY OBLIGATIONS ? 7.8%
U.S. Treasury Bonds
4.00%, 11/15/42	1,500,000	1,541,250
4.00%, 11/15/52	1,700,000	1,804,656
		3,345,906

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
U.S. Treasury Note
4.13%, 11/15/32	$1,500,000	$1,576,406
Total U.S. Treasury Obligations (Cost $4,980,332)		4,922,312

	Shares
MONEY MARKET FUNDS ? 7.9%
GuideStone Money Market Fund, 4.71% (Institutional Class)? ∞ (Cost $4,976,352)	4,976,352	4,976,352
TOTAL INVESTMENTS ?103.3% (Cost $65,783,043)		65,425,923
Liabilities in Excess of Other Assets ? (3.3)%		(2,095,792)
NET ASSETS ? 100.0%		$63,330,131
Impact Bond Fund launched on January 27, 2023. Because of this, the Fund does not have a valuation hierarchy table as of December 31, 2022.

DEFENSIVE MARKET STRATEGIES? FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 12.1%
Communication Services ? 0.6%
Omnicom Group, Inc.	15,152	$1,429,440
Verizon Communications, Inc.	152,578	5,933,758
		7,363,198
Consumer Staples ? 2.5%
Colgate-Palmolive Co.	75,679	5,687,277
Hershey Co. (The)	14,286	3,634,501
Kimberly-Clark Corporation?	34,748	4,663,877
Mondelez International, Inc. Class A	88,200	6,149,304
PepsiCo, Inc.	32,246	5,878,446
Procter & Gamble Co. (The)	18,460	2,744,817
Walmart, Inc.	25,858	3,812,762
		32,570,984
Energy ? 1.2%
Baker Hughes Co.	60,500	1,746,030
Chevron Corporation	30,673	5,004,607
Exxon Mobil Corporation	84,268	9,240,829
		15,991,466
Financials ? 2.3%
Aflac, Inc.Δ	19,052	1,229,235
Allstate Corporation (The)	24,701	2,737,118
Ameriprise Financial, Inc.	4,015	1,230,597
Bank of New York Mellon Corporation (The)	33,304	1,513,334
BlackRock, Inc.	3,119	2,086,985
Capitol Federal Financial, Inc.	256,654	1,727,281
Charles Schwab Corporation (The)?	32,422	1,698,264
Commerce Bancshares, Inc.	27,449	1,601,649
JPMorgan Chase & Co.	27,967	3,644,380
Marsh & McLennan Cos., Inc.	24,498	4,080,142
MetLife, Inc.	12,235	708,896
Northern Trust CorporationΔ	17,377	1,531,435
PNC Financial Services Group, Inc. (The)	10,837	1,377,383
T. Rowe Price Group, Inc.Δ	31,061	3,506,787
Truist Financial Corporation	16,726	570,357
U.S. Bancorp	28,602	1,031,102
		30,274,945
Health Care ? 0.4%
Bristol-Myers Squibb Co.	36,623	2,538,340
Quest Diagnostics, Inc.	13,420	1,898,662
UnitedHealth Group, Inc.	2,700	1,275,993
		5,712,995
Industrials ? 2.1%
Automatic Data Processing, Inc.	28,025	6,239,206
Emerson Electric Co.	30,905	2,693,062
Hubbell, Inc.	10,466	2,546,482
Norfolk Southern Corporation?	20,147	4,271,164
Raytheon Technologies Corporation	71,275	6,979,961
Republic Services, Inc.	20,066	2,713,324
United Parcel Service, Inc. Class B	7,210	1,398,668
		26,841,867
	Shares	Value
Information Technology ? 1.0%
Cisco Systems, Inc.	91,349	$4,775,269
Corning, Inc.	99,019	3,493,390
Microsoft Corporation	8,999	2,594,412
Texas Instruments, Inc.	13,286	2,471,329
		13,334,400
Materials ? 0.2%
Packaging Corporation of AmericaΔ	20,409	2,833,381
Real Estate ? 0.3%
American Tower Corporation REIT	10,238	2,092,033
Public Storage REIT	6,044	1,826,134
		3,918,167
Utilities ? 1.5%
Atmos Energy CorporationΔ	37,087	4,167,095
Duke Energy Corporation	26,658	2,571,697
Eversource Energy	24,699	1,932,944
ONE Gas, Inc.Δ	62,294	4,935,554
Spire, Inc.Δ	79,639	5,585,879
		19,193,169
Total Common Stocks (Cost $148,039,343)		158,034,572
FOREIGN COMMON STOCKS ? 4.0%
France ? 0.5%
Legrand SA	15,104	1,380,087
Sanofi	25,336	2,748,417
TotalEnergies SEΔ	40,089	2,363,797
		6,492,301
Ireland ? 1.3%
Linde PLC	15,190	5,399,134
Medtronic PLC?	139,271	11,228,028
		16,627,162
Jersey ? 0.1%
Amcor PLC	117,910	1,341,816
Netherlands ? 0.4%
Akzo Nobel NV	33,614	2,629,107
Koninklijke Ahold Delhaize NV	79,971	2,732,220
		5,361,327
Sweden ? 0.1%
Atlas Copco AB, B Shares	63,406	729,343
Switzerland ? 1.2%
Chubb, Ltd.	7,436	1,443,922
Nestle SA	31,929	3,893,121
Novartis AG	29,021	2,664,666
Roche Holding AG	20,355	5,816,291
TE Connectivity, Ltd.	15,300	2,006,595
		15,824,595
United Kingdom ? 0.4%
Unilever PLC	97,202	5,031,743
Total Foreign Common Stocks (Cost $52,708,837)		51,408,287

DEFENSIVE MARKET STRATEGIES? FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
PREFERRED STOCKS ? 0.7%
Bank of America Corporation
7.25% CONV	1,059	$1,236,658
Becton, Dickinson and Co.
6.00% CONV	113,328	5,634,668
NextEra Energy, Inc.
6.93% CONV	36,785	1,704,985
Total Preferred Stocks (Cost $9,146,175)		8,576,311
FOREIGN PREFERRED STOCK ? 0.1%
Germany ? 0.1%
Henkel AG & Co. KGaA
2.57%◊ (Cost $1,667,367)	20,302	1,588,307
MASTER LIMITED PARTNERSHIP ? 0.2%
AllianceBernstein Holding LP? (Cost $3,032,274)	84,800	3,100,288
MUTUAL FUNDS ? 0.4%
iShares Russell 1000 Value ETF (Cost $5,529,526)	36,847	5,610,324

	Par
CORPORATE BONDS ? 20.4%
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	$1,231,000	1,243,730
0.38%, 09/01/27 CONV	4,156,000	3,837,682
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 144A CONV	1,940,000	1,945,933
Altair Engineering, Inc.
1.75%, 06/15/27 144A CONV	2,335,000	2,730,782
Alteryx, Inc.
1.00%, 08/01/26 CONV	1,259,000	1,073,298
Axon Enterprise, Inc.
0.50%, 12/15/27 144A CONV	1,738,000	2,044,757
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 4.55%), 6.30%, 03/10/26ρΔ^	2,495,000	2,504,356
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25ρΔ^	2,614,000	2,480,083
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	1,349,000	1,284,177
0.38%, 07/01/27 CONV	908,000	770,892
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	4,365,000	4,489,311
	Par	Value
Blackline, Inc.
0.13%, 08/01/24 CONV	$975,000	$1,073,197
0.00%, 03/15/26 CONV?	2,589,000	2,207,122
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	2,831,000	2,245,337
Block, Inc.
0.13%, 03/01/25 CONV	4,275,000	4,106,137
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	1,212,000	1,820,910
Box, Inc.
0.00%, 01/15/26 CONV?	1,684,000	1,969,438
Burlington Stores, Inc.
2.25%, 04/15/25 CONVΔ	1,409,000	1,631,798
Cable One, Inc.
0.00%, 03/15/26 CONV?	1,559,000	1,237,846
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	1,933,000	1,743,405
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρΔ^	3,533,000	3,365,182
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 4.00%, 06/01/26ρΔ^	1,921,000	1,568,535
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26 CONV	1,734,000	1,443,555
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/28 144A CONV	1,841,000	1,886,542
Chegg, Inc.
0.13%, 03/15/25 CONV	2,153,000	1,894,640
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 8.87%, 07/30/23?ρΔ	2,740,000	2,726,300
Coherus Biosciences, Inc.
1.50%, 04/15/26 CONV	1,260,000	889,560
CONMED Corporation
2.63%, 02/01/24 CONV	667,000	822,745
2.25%, 06/15/27 144A CONV	2,668,000	2,655,994
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 CONV	2,683,000	2,421,407
Datadog, Inc.
0.13%, 06/15/25 CONV	2,158,000	2,340,351
Dexcom, Inc.
0.25%, 11/15/25 CONVΔ	2,718,000	2,924,996
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV?	1,737,000	1,372,683
DISH Network Corporation
3.38%, 08/15/26 CONV	4,786,000	2,488,720

	Par	Value
Dropbox, Inc.
0.00%, 03/01/26 CONV?	$2,186,000	$1,962,939
0.00%, 03/01/28 CONV?	2,721,000	2,376,538
Enphase Energy, Inc.
0.00%, 03/01/26 CONV?	2,738,000	2,826,985
0.00%, 03/01/28 CONV?	577,000	601,114
Envestnet, Inc.
0.75%, 08/15/25 CONV	2,360,000	2,140,225
2.63%, 12/01/27 144A CONV	1,119,000	1,174,391
Etsy, Inc.
0.13%, 09/01/27 CONV	2,953,000	2,671,017
0.25%, 06/15/28 CONV	2,242,000	1,867,189
Exact Sciences Corporation
0.38%, 03/15/27 CONV	3,574,000	3,343,404
2.00%, 03/01/30 144A CONVΔ	684,000	755,478
Five9, Inc.
0.50%, 06/01/25 CONV	3,264,000	3,012,856
Ford Motor Co.
0.00%, 03/15/26 CONV?	2,995,000	3,006,980
Freshpet, Inc.
3.00%, 04/01/28 144A CONVΔ	963,000	1,121,654
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	750,000	1,464,375
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	2,776,000	2,369,316
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,778,000	1,515,757
1.00%, 08/15/28 144A CONV	1,103,000	1,045,093
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	2,260,000	2,147,000
Insulet Corporation
0.38%, 09/01/26 CONV	1,131,000	1,694,804
Integer Holdings Corporation
2.13%, 02/15/28 144A CONV	1,560,000	1,705,860
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 CONVΔ	3,330,000	3,255,357
InterDigital, Inc.
3.50%, 06/01/27 144A CONV	1,698,000	1,906,854
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	3,226,000	3,265,056
1.50%, 06/15/26 CONV	746,000	751,275
Itron, Inc.
0.00%, 03/15/26 CONV?	775,000	645,188
Jamf Holding Corporation
0.13%, 09/01/26 CONV	1,855,000	1,535,940
Jazz Investments I, Ltd.
1.50%, 08/15/24 CONV	2,282,000	2,214,470
	Par	Value
2.00%, 06/15/26 CONV	$1,023,000	$1,138,088
JetBlue Airways Corporation
0.50%, 04/01/26 CONVΔ	2,722,000	2,101,384
John Bean Technologies Corporation
0.25%, 05/15/26 CONV	3,139,000	2,876,893
JPMorgan Chase & Co.
(Variable, CME Term SOFR 3M + 3.38%), 5.00%, 08/01/24ρ^	3,159,000	3,034,930
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 02/01/25ρ^	1,083,000	1,009,898
LCI Industries
1.13%, 05/15/26 CONV	3,324,000	3,036,474
Liberty Media Corporation
2.75%, 12/01/49 144A CONV	3,868,218	3,456,253
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 144A CONV	2,821,000	3,041,872
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONVΔ	2,459,000	2,404,902
Livongo Health, Inc.
0.88%, 06/01/25 CONV	1,508,000	1,335,410
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONVΔ	513,000	446,310
0.50%, 06/15/28 CONV	3,479,000	2,666,244
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	2,683,000	2,834,589
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 CONVΔ?	1,881,000	1,830,213
3.25%, 12/15/27 144A CONVΔ	1,195,000	1,168,113
Microchip Technology, Inc.
0.13%, 11/15/24 CONVΔ	7,178,000	8,048,836
NCL Corporation, Ltd.
1.13%, 02/15/27 CONV	4,808,000	3,443,283
NextEra Energy Partners LP
0.00%, 06/15/24 144A CONV?	915,000	854,153
0.00%, 11/15/25 144A CONV?	3,039,000	2,850,582
NextGen Healthcare, Inc.
3.75%, 11/15/27 144A CONV	2,571,000	2,548,392
NRG Energy, Inc.
2.75%, 06/01/48 CONV	3,285,000	3,391,762
NuVasive, Inc.
0.38%, 03/15/25 CONV	1,502,000	1,330,021
Okta, Inc.
0.13%, 09/01/25 CONV	230,000	208,495

DEFENSIVE MARKET STRATEGIES? FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
0.38%, 06/15/26 CONVΔ	$1,949,000	$1,668,344
ON Semiconductor Corporation
0.50%, 03/01/29 144A CONV	3,067,000	3,203,812
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	486,000	982,449
Pandora Media LLC
1.75%, 12/01/23 CONV	1,378,000	1,362,853
Parsons Corporation
0.25%, 08/15/25 CONVΔ	2,094,000	2,318,058
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	3,595,000	3,264,260
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV?	1,746,000	1,334,402
Perficient, Inc.
0.13%, 11/15/26 CONVΔ	3,123,000	2,496,803
Post Holdings, Inc.
2.50%, 08/15/27 144A CONV	2,829,000	2,971,016
Pure Storage, Inc.
0.13%, 04/15/23 CONV	2,379,000	2,423,845
Q2 Holdings, Inc.
0.75%, 06/01/26 CONV	1,047,000	847,547
Rapid7, Inc.
2.25%, 05/01/25 CONV	975,000	1,002,788
0.25%, 03/15/27 CONV	1,286,000	1,123,364
Redfin Corporation
0.00%, 10/15/25 CONV?	1,761,000	1,266,828
0.50%, 04/01/27 CONV	1,747,000	1,080,508
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 144A CONV	413,000	631,684
Sabre GLBL, Inc.
4.00%, 04/15/25 CONV	1,711,000	1,548,746
Shift4 Payments, Inc.
0.50%, 08/01/27 CONVΔ	1,129,000	1,070,857
Silicon Laboratories, Inc.
0.63%, 06/15/25 CONV	617,000	924,765
Snap, Inc.
0.00%, 05/01/27 CONV?	896,000	657,216
0.13%, 03/01/28 CONV	2,379,000	1,680,764
SolarEdge Technologies, Inc.
0.00%, 09/15/25 CONVΔ?	507,000	659,607
Southwest Airlines Co.
1.25%, 05/01/25 CONVΔ	2,997,000	3,415,831
Spirit Airlines, Inc.
1.00%, 05/15/26 CONVΔ	3,155,000	2,557,127
Splunk, Inc.
0.50%, 09/15/23 CONV	2,220,000	2,175,600
1.13%, 09/15/25 CONV	2,230,000	2,163,384
1.13%, 06/15/27 CONV	3,539,000	3,041,770
Stride, Inc.
1.13%, 09/01/27 CONV	2,304,000	2,294,287
	Par	Value
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 144A CONV	$750,000	$687,146
TripAdvisor, Inc.
0.25%, 04/01/26 CONV	2,463,000	2,030,743
Truist Financial Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.61%), 4.95%, 09/01/25ρΔ^	3,881,000	3,596,840
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.35%), 5.10%, 03/01/30ρ^	1,137,000	1,001,191
Vail Resorts, Inc.
0.00%, 01/01/26 CONVΔ?	3,486,000	3,130,864
Varonis Systems, Inc.
1.25%, 08/15/25 CONV	1,561,000	1,709,295
Veradigm, Inc.
0.88%, 01/01/27 CONV	1,335,000	1,505,213
Verint Systems, Inc.
0.25%, 04/15/26 CONV	3,817,000	3,394,744
Wayfair, Inc.
0.63%, 10/01/25 CONV	1,716,000	1,266,012
1.00%, 08/15/26 CONV	2,383,000	1,584,357
3.25%, 09/15/27 144A CONVΔ	388,000	331,352
Western Digital Corporation
1.50%, 02/01/24 CONV	199,000	192,831
Winnebago Industries, Inc.
1.50%, 04/01/25 CONV	2,058,000	2,273,061
Wolfspeed, Inc.
1.88%, 12/01/29 144A CONV	3,511,000	3,126,545
Workiva, Inc.
1.13%, 08/15/26 CONV	961,000	1,357,586
Ziff Davis, Inc.
1.75%, 11/01/26 144A CONV	3,799,000	3,732,517
Zillow Group, Inc.
2.75%, 05/15/25 CONV	2,621,000	2,691,767
1.38%, 09/01/26 CONV	1,658,000	1,967,217
Zscaler, Inc.
0.13%, 07/01/25 CONV	1,723,000	1,825,518
Total Corporate Bonds (Cost $279,305,115)		266,248,927
FOREIGN BONDS ? 1.2%
Canada ? 0.1%
IMAX Corporation
0.50%, 04/01/26 CONV	2,007,000	1,888,204
Israel ? 0.4%
CyberArk Software, Ltd.
0.00%, 11/15/24 CONV?	2,602,000	2,924,627
Nice, Ltd.
0.00%, 09/15/25 CONV?	2,828,000	2,721,950
		5,646,577

	Par	Value
Jersey ? 0.2%
Novocure, Ltd.
0.00%, 11/01/25 CONV?	$2,306,000	$2,005,045
Netherlands ? 0.5%
QIAGEN NV
0.00%, 12/17/27 CONV?	2,600,000	2,353,128
STMicroelectronics NV
0.00%, 08/04/25 CONV?	3,200,000	4,108,720
		6,461,848
Total Foreign Bonds (Cost $15,923,586)		16,001,674

	Shares
EQUITY-LINKED SECURITIES ? 0.8%
Advance Auto Parts, Inc., Issued by Citigroup Global Markets Holdings Inc., Maturity Date 09/07/2023 144A???	3,597	456,315
Applied Materials, Inc. Class B, Issued by JPMorgan Chase Bank, National Association, Maturity Date 08/22/2023???	4,479	539,809
Berkshire Hathaway, Inc. Class B, Issued by Goldman Sachs International, Maturity Date 07/27/2023???	2,100	654,749
Berkshire Hathaway, Inc. Class B, Issued by Goldman Sachs International, Maturity Date 09/06/2023???	2,183	662,988
Berkshire Hathaway, Inc. Class B, Issued by Goldman Sachs International, Maturity Date 09/13/2023???	2,050	621,929
Berkshire Hathaway, Inc. Class B, Issued by JPMorgan Chase Bank, National Association, Maturity Date 09/19/2023???	4,184	1,279,116
Berkshire Hathaway, Inc. Class B, Issued by Merrill Lynch International & Co. CV., Maturity Date 04/19/2023???	3,000	867,660
Berkshire Hathaway, Inc. Class B, Issued by Merrill Lynch International & Co. CV., Maturity Date 05/08/2023???	3,400	997,560
Berkshire Hathaway, Inc. Class B, Issued by Merrill Lynch International & Co. CV., Maturity Date 08/14/2023???	1,699	526,622
Berkshire Hathaway, Inc. Class B, Issued by UBS A.G., Maturity Date 06/15/2023 144A???	4,800	1,483,488
Dollar Tree, Inc., Issued by Citigroup Global Markets Holdings Inc., Maturity Date 07/24/2023 144A???	3,800	546,592
	Shares	Value
Masco Corporation, Issued by Royal Bank of Canada, Maturity Date 04/26/2023 CONV???	10,800	$521,748
Stanley Black & Decker, Inc., Issued by USB A.G., Maturity Date 04/17/2023 144A???	6,700	541,226
The Walt Disney Company, Issued by Citigroup Global Markets Holdings Inc., Maturity Date 07/10/2023 144A???	8,100	783,756
Total Equity-Linked Securities (Cost $10,381,098)		10,483,558
MONEY MARKET FUNDS ? 9.0%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	49,503,447	49,503,447
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	25,693,765	25,693,765
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	41,786,845	41,786,845
Total Money Market Funds (Cost $116,984,057)		116,984,057

	Par
U.S. TREASURY OBLIGATIONS ? 49.8%
U.S. Treasury Bill
4.35%, 04/27/23Ω??	$158,000,000	157,515,993
U.S. Treasury Notes
0.25%, 06/15/23??	50,000,000	49,559,581
0.13%, 09/15/23??Δ	86,400,000	84,646,858
0.13%, 12/15/23Δ	86,600,000	83,886,472
0.25%, 03/15/24	57,300,000	54,976,972
0.25%, 06/15/24	32,500,000	30,916,260
0.38%, 09/15/24	32,500,000	30,715,039
1.00%, 12/15/24	10,800,000	10,237,430
1.13%, 02/28/27	81,000,000	73,535,976
0.75%, 01/31/28	84,000,000	73,393,359
Total U.S. Treasury Obligations (Cost $667,588,806)		649,383,940

	Number of Contracts	Notional Amount
PURCHASED OPTIONS ? 3.4%
Call Options ? 3.4%
S&P 500?, Strike Price $465.00, Expires 11/30/27 (MSCS)	390	$129,788,702	24,887,317

DEFENSIVE MARKET STRATEGIES? FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
S&P 500?, Strike Price $694.00, Expires 11/30/26 (MSCS)	370	$123,132,872	$19,839,191
Total Purchased Options (Premiums paid $67,425,202)			44,726,508
TOTAL INVESTMENTS ? 102.1% (Cost $1,377,731,386)			1,332,146,753

WRITTEN OPTIONS ? (0.2)%
Put Options ? (0.2)%
Alliance Bernstein Holding LP, Strike Price $30.00, Expires 04/21/23 (MSCS)	(90)	(329,040)	(900)
Charles Schwab Corp, Strike Price $35.00, Expires 04/21/23 (MSCS)	(77)	(403,326)	(1,155)
Kimberly-Clark Corp, Strike Price $120.00, Expires 04/21/23 (MSCS)	(10)	(134,220)	(100)
Medtronic PLC, Strike Price $75.00, Expires 04/21/23 (MSCS)	(36)	(290,232)	(1,080)
Norfolk Southern Corp., Strike Price $185.00, Expires 04/21/23 (MSCS)	(14)	(296,800)	(560)
S&P 500?, Strike Price $3,865.00, Expires 04/06/23 (MSCS)	(9)	(18,973,271)	(495)
S&P 500?, Strike Price $3,865.00, Expires 04/14/23 (MSCS)	(6)	(15,003,330)	(3,360)
S&P 500?, Strike Price $3,875.00, Expires 04/14/23 (MSCS)	(44)	(14,642,828)	(26,620)
S&P 500?, Strike Price $3,895.00, Expires 04/14/23 (MSCS)	(24)	(7,986,997)	(17,400)
S&P 500?, Strike Price $3,900.00, Expires 04/14/23 (MSCS)	(72)	(23,960,991)	(55,440)
S&P 500?, Strike Price $3,900.00, Expires 04/21/23 (MSCS)	(3)	(998,375)	(3,870)
S&P 500?, Strike Price $3,940.00, Expires 04/21/23 (MSCS)	(231)	(76,874,847)	(390,390)
	Number ofContracts	NotionalAmount	Value
S&P 500?, Strike Price $3,940.00, Expires 04/28/23 (MSCS)	(4)	$(1,331,166)	$(10,200)
S&P 500?, Strike Price $3,950.00, Expires 04/14/23 (MSCS)	(43)	(14,310,036)	(51,600)
S&P 500?, Strike Price $3,950.00, Expires 04/21/23 (MSCS)	(3)	(998,375)	(5,580)
S&P 500?, Strike Price $3,960.00, Expires 04/06/23 (MSCS)	(38)	(12,646,079)	(6,745)
S&P 500?, Strike Price $3,975.00, Expires 04/06/23 (MSCS)	(74)	(24,626,574)	(17,982)
S&P 500?, Strike Price $3,985.00, Expires 04/28/23 (MSCS)	(5)	(1,663,958)	(16,630)
S&P 500?, Strike Price $4,010.00, Expires 04/28/23 (MSCS)	(22)	(7,321,414)	(84,260)
S&P 500?, Strike Price $4,015.00, Expires 04/06/23 (MSCS)	(56)	(18,636,327)	(27,160)
S&P 500?, Strike Price $4,035.00, Expires 04/28/23 (MSCS)	(29)	(9,650,955)	(128,470)
S&P 500?, Strike Price $4,060.00, Expires 04/06/23 (MSCS)	(9)	(2,995,124)	(10,125)
S&P 500?, Strike Price $4,176.00, Expires 03/31/23 (MSCS)	(47)	196,294	(196,294)
S&P 500?, Strike Price $6,613.00, Expires 03/31/23 (MSCS)	(171)	1,130,904	(1,130,904)
S&P 500?, Strike Price $7,808.00, Expires 03/31/23 (MSCS)	(52)	406,041	(406,040)
Total Written Options (Premiums received $(7,013,752))			(2,593,360)
Liabilities in Excess of Other Assets ? (1.9)%			(24,346,407)
NET ASSETS ? 100.0%			$1,305,206,986

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500? E-Mini	06/2023	93	$19,240,537	$1,125,793
10-Year U.S. Treasury Note	06/2023	84	9,653,438	269,722
U.S. Treasury Long Bond	06/2023	38	4,983,938	211,375
2-Year U.S. Treasury Note	06/2023	32	6,606,500	39,856
5-Year U.S. Treasury Note	06/2023	115	12,593,398	258,750
Total Futures Contracts outstanding at March 31, 2023			$53,077,811	$1,905,496
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/23	Euro	391,644	U.S. Dollars	424,978	JPM	$1,975
06/30/23	Swedish Kronor	1,588,723	U.S. Dollars	153,606	UBS	196
06/30/23	U.S. Dollars	38,168	Swedish Kronor	393,435	UBS	80
Subtotal Appreciation						$2,251
06/30/23	U.S. Dollars	714,416	Swiss Francs	7,411,550	UBS	$(3,086)
06/30/23	U.S. Dollars	10,376,757	Euro	9,411,356	MSCS	(12,262)
06/30/23	U.S. Dollars	15,810,561	Japanese Yen	14,635,343	JPM	(144,268)
Subtotal Depreciation						$(159,616)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(157,365)
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 51.7%
Communication Services ? 2.2%
Alphabet, Inc. Class A*	989	$102,589
Alphabet, Inc. Class C*	636	66,144
Electronic Arts, Inc.	75	9,034
Netflix, Inc.*	206	71,169
T-Mobile US, Inc.*	15,723	2,277,319
		2,526,255
Consumer Discretionary ? 2.5%
Best Buy Co., Inc.	111	8,688
Deckers Outdoor Corporation*	16	7,193
Dick's Sporting Goods, Inc.	48	6,811
Domino?s Pizza, Inc.	22	7,257
Genuine Parts Co.	132	22,085
Home Depot, Inc. (The)	4,480	1,322,138
LKQ Corporation	171	9,706
Lowe?s Cos., Inc.	319	63,790
Lululemon Athletica, Inc.*	82	29,863
NIKE, Inc. Class B	10,052	1,232,777
Pool Corporation	36	12,328
Tractor Supply Co.	71	16,688
Ulta Beauty, Inc.*	39	21,281
Williams-Sonoma, Inc.Δ	42	5,110
		2,765,715
Consumer Staples ? 0.7%
Colgate-Palmolive Co.	305	22,921
Costco Wholesale Corporation	182	90,430
Estee Lauder Cos., Inc. (The) Class A	140	34,504
Kroger Co. (The)	249	12,293
McCormick & Co., Inc. (Non-Voting Shares)	5,960	495,932
Monster Beverage Corporation*	448	24,197
Sysco Corporation	67	5,174
Target Corporation	230	38,095
Walmart, Inc.	602	88,765
		812,311
Financials ? 8.5%
Allstate Corporation (The)	108	11,967
BlackRock, Inc.	14	9,368
Brown & Brown, Inc.	90	5,168
CME Group, Inc.	145	27,770
Everest Re Group, Ltd.	21	7,518
LPL Financial Holdings, Inc.	37	7,489
MarketAxess Holdings, Inc.	14	5,478
Marsh & McLennan Cos., Inc.	14,023	2,335,531
Mastercard, Inc. Class A	6,874	2,498,080
Moody?s Corporation	76	23,257
Progressive Corporation (The)	20,276	2,900,685
Raymond James Financial, Inc.	47	4,384
S&P Global, Inc.	131	45,165
State Street Corporation	57	4,314
T. Rowe Price Group, Inc.	80	9,032
Travelers Cos., Inc. (The)	151	25,883
Walker & Dunlop, Inc.	21,023	1,601,322
		9,522,411
	Shares	Value
Health Care ? 4.9%
Align Technology, Inc.*	35	$11,695
Centene Corporation*	171	10,809
Cigna Group (The)	120	30,664
CVS Health Corporation	439	32,622
Edwards Lifesciences Corporation*	257	21,262
Elevance Health, Inc.	99	45,521
Encompass Health Corporation	34,711	1,877,865
HCA Healthcare, Inc.	46	12,129
Humana, Inc.	6,516	3,163,257
IDEXX Laboratories, Inc.*	26	13,002
Mettler-Toledo International, Inc.*	20	30,604
Regeneron Pharmaceuticals, Inc.*	40	32,867
UnitedHealth Group, Inc.	352	166,352
Vertex Pharmaceuticals, Inc.*	102	32,137
		5,480,786
Industrials ? 6.7%
3M Co.	218	22,914
Advanced Drainage Systems, Inc.	11,693	984,668
Cintas Corporation	59	27,298
Expeditors International of Washington, Inc.	46	5,066
Fastenal Co.	266	14,348
FedEx Corporation	79	18,051
J.B. Hunt Transport Services, Inc.	27	4,737
Old Dominion Freight Line, Inc.	42	14,315
Paychex, Inc.	46	5,271
Rollins, Inc.	144	5,404
Trex Co., Inc.*	95	4,624
United Parcel Service, Inc. Class B	298	57,809
W.W. Grainger, Inc.	20	13,776
Westinghouse Air Brake Technologies Corporation	30,439	3,076,165
Xylem, Inc.	31,669	3,315,744
		7,570,190
Information Technology ? 23.0%
Adobe, Inc.*	185	71,293
Advanced Micro Devices, Inc.*	674	66,059
ANSYS, Inc.*	20	6,656
Apple, Inc.	325	53,593
Applied Materials, Inc.	326	40,043
Arista Networks, Inc.*	59	9,904
Atlassian Corporation Class A*	2,983	510,600
Autodesk, Inc.*	9,172	1,909,244
Cadence Design Systems, Inc.*	6,441	1,353,190
Cisco Systems, Inc.	1,514	79,144
Cognizant Technology Solutions Corporation Class A	101	6,154
Fortinet, Inc.*	199	13,226
HP, Inc.	261	7,660
Intel Corporation	1,396	45,607
Intuit, Inc.	117	52,162
IPG Photonics Corporation*	15,437	1,903,536
Keysight Technologies, Inc.*	12,355	1,995,085
KLA Corporation	33	13,173
Lam Research Corporation	3,582	1,898,890

	Shares	Value
Microchip Technology, Inc.	33,496	$2,806,295
Microsoft Corporation	19,185	5,531,035
Monolithic Power Systems, Inc.	12	6,006
NVIDIA Corporation	12,133	3,370,183
QUALCOMM, Inc.	425	54,221
ServiceNow, Inc.*	82	38,107
Synopsys, Inc.*	52	20,085
Texas Instruments, Inc.	14,756	2,744,764
Trimble, Inc.*	149	7,811
VeriSign, Inc.*	129	27,262
Workday, Inc. Class A*	5,228	1,079,791
Zebra Technologies Corporation Class A*	81	25,758
		25,746,537
Real Estate ? 3.2%
Crown Castle, Inc. REIT	8,889	1,189,704
Equinix, Inc. REIT	1,488	1,072,908
Prologis, Inc. REIT	10,468	1,306,092
		3,568,704
Total Common Stocks (Cost $56,434,386)		57,992,909
FOREIGN COMMON STOCKS ? 43.6%
Australia ? 0.5%
BHP Group, Ltd.	1,663	52,574
carsales.com, Ltd.	887	13,256
CSL, Ltd.	209	40,477
Fortescue Metals Group, Ltd.	1,291	19,406
Nanosonics, Ltd.*	106,723	367,230
REA Group, Ltd.Δ	255	23,777
Rio Tinto, Ltd.	197	15,829
Wesfarmers, Ltd.	889	30,047
Woodside Energy Group, Ltd.	445	9,941
Woolworths Group, Ltd.	204	5,186
		577,723
Austria ? 0.0%
EVN AG	168	3,731
Belgium ? 0.0%
UCB SA	252	22,523
Canada ? 6.0%
Alimentation Couche-Tard, Inc.	203	10,206
Bank of Nova Scotia (The)	516	25,989
Boralex, Inc. Class A	77,127	2,348,336
Canadian Imperial Bank of Commerce	277	11,746
Canadian National Railway Co.	221	26,077
CGI, Inc.*	145	13,974
Dollarama, Inc.	178	10,638
Franco-Nevada Corporation	73	10,648
Innergex Renewable Energy, Inc.Δ	123,954	1,346,389
Intact Financial Corporation	18,849	2,697,576
Kinross Gold Corporation	1,200	5,647
Loblaw Cos., Ltd.	255	23,239
Magna International, Inc.	154	8,249
Manulife Financial Corporation	1,854	34,021
Metro, Inc.	132	7,261
	Shares	Value
Pan American Silver Corporation	183	$3,339
Suncor Energy, Inc.	528	16,393
Thomson Reuters Corporation	163	21,207
Tourmaline Oil Corporation	339	14,127
West Fraser Timber Co., Ltd.	101	7,204
Wheaton Precious Metals Corporation	147	7,080
WSP Global, Inc.	129	16,897
		6,666,243
China ? 0.2%
Linklogis, Inc. Class B 144A *	508,887	234,284
Denmark ? 0.1%
Coloplast A/S Class B	285	37,525
Pandora A/S	281	26,973
ROCKWOOL International A/S, B Shares	85	20,843
		85,341
Finland ? 0.0%
Neste OYJ	166	8,201
Orion OYJ Class B	161	7,197
		15,398
France ? 5.1%
Cie Generale des Etablissements Michelin SCA	811	24,791
Hermes International	26	52,657
L?Oreal SA	156	69,707
Legrand SA	28,222	2,578,710
Schneider Electric SE	17,536	2,930,685
		5,656,550
Germany ? 2.9%
adidas AG	5,748	1,018,963
BioNTech SE ADR	37	4,609
Covestro AG 144A	147	6,088
Deutsche Post AG	381	17,844
HeidelbergCement AG	140	10,222
Knorr-Bremse AG	31,159	2,075,531
Muenchener Rueckversicherungs-Gesellschaft AG	52	18,181
Puma SE	78	4,835
SAP SE	432	54,549
Zalando SE 144A *	415	17,393
		3,228,215
Hong Kong ? 2.3%
AIA Group, Ltd.	234,400	2,458,237
CK Asset Holdings, Ltd.	1,500	9,094
Henderson Land Development Co., Ltd.	1,000	3,460
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	2,000	28,019
Techtronic Industries Co., Ltd.	1,000	10,835
Wharf Real Estate Investment Co., Ltd.	1,000	5,757
		2,515,402

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ireland ? 5.1%
Accenture PLC Class A	276	$78,883
Aon PLC Class A	10,044	3,166,773
ICON PLC*	11,554	2,467,819
James Hardie Industries PLC CDI	225	4,843
Willis Towers Watson PLC	24	5,577
		5,723,895
Israel ? 0.0%
Bank Leumi Le-Israel BM	2,139	16,181
Check Point Software Technologies, Ltd.*	41	5,330
Taboola.com, Ltd.Δ *	1,304	3,547
		25,058
Italy ? 0.0%
Assicurazioni Generali SpA	1,071	21,339
Recordati Industria Chimica e Farmaceutica SpA	409	17,301
Telecom Italia SpA*	8,731	2,879
		41,519
Japan ? 9.2%
Asahi Kasei Corporation	600	4,202
Bandai Namco Holdings, Inc.	300	6,468
Bridgestone Corporation	300	12,187
Canon, Inc.	900	20,043
Chugai Pharmaceutical Co., Ltd.	1,100	27,162
Eisai Co., Ltd.	400	22,720
Fujitsu, Ltd.	100	13,513
Hoya Corporation	100	11,051
Kakaku.com, Inc.	800	10,982
Keyence Corporation	4,500	2,205,489
Kyowa Kirin Co., Ltd.	1,000	21,832
M3, Inc.	200	5,034
MatsukiyoCocokara & Co.	100	5,297
Mitsubishi Electric Corporation	2,100	25,095
Murata Manufacturing Co., Ltd.	31,300	1,907,586
Nidec Corporation	10,600	551,635
Nintendo Co., Ltd.	27,600	1,072,028
Nippon Shinyaku Co., Ltd.	100	4,413
Nippon Telegraph & Telephone Corporation	1,200	35,859
Nitori Holdings Co., Ltd.	100	12,076
Ono Pharmaceutical Co., Ltd.	1,100	22,922
Otsuka Holdings Co., Ltd.	900	28,575
Recruit Holdings Co., Ltd.	1,000	27,509
Shimadzu Corporation	73,300	2,301,076
Shimano, Inc.	10,400	1,803,212
Shionogi & Co., Ltd.	500	22,553
Shiseido Co., Ltd.	100	4,688
Sumitomo Dainippon Pharma Co., Ltd.	1,200	7,353
Taisho Pharmaceutical Holdings Co., Ltd.	300	12,509
Tokyo Electron, Ltd.	300	36,650
Toyo Suisan Kaisha, Ltd.	100	4,179
Tsumura & Co.	400	7,954
		10,253,852
	Shares	Value
Jersey ? 1.9%
Aptiv PLC*	18,793	$2,108,387
Experian PLC	416	13,698
Ferguson PLC	122	16,130
		2,138,215
Netherlands ? 3.8%
ASML Holding NV	3,206	2,184,723
Ferrari NV	22	5,962
Koninklijke Ahold Delhaize NV	274	9,361
Koninklijke Philips NV	187	3,435
STMicroelectronics NV	231	12,301
Wolters Kluwer NV	16,523	2,085,807
		4,301,589
New Zealand ? 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	8,074
Norway ? 0.0%
Orkla ASA	1,197	8,490
Singapore ? 0.0%
Oversea-Chinese Banking Corporation, Ltd.	1,500	13,983
United Overseas Bank, Ltd.	500	11,214
Wilmar International, Ltd.	6,900	21,860
		47,057
Spain ? 0.0%
Banco Santander SA	1,470	5,478
Industria de Diseno Textil SA	704	23,651
Repsol SA	557	8,566
		37,695
Sweden ? 0.1%
Atlas Copco AB, A Shares	1,468	18,597
Atlas Copco AB, B Shares	1,106	12,722
EQT AB	235	4,800
H & M Hennes & Mauritz AB, B Shares	641	9,165
Husqvarna AB, B Shares	452	3,923
Investor AB, A Shares	538	10,978
Investor AB, B Shares	1,539	30,658
Kinnevik AB, B Shares*	231	3,454
Neobo Fastigheter AB*	362	435
Sandvik AB	249	5,285
		100,017
Switzerland ? 2.5%
Roche Holding AG	156	44,576
Roche Holding AG (Swiss Exchange)	33	9,916
Swatch Group AG (The)	185	23,812
TE Connectivity, Ltd.	20,772	2,724,248
		2,802,552
United Kingdom ? 3.9%
3i Group PLC	346	7,212
Associated British Foods PLC	388	9,311
Auto Trader Group PLC 144A	3,116	23,768
CK Hutchison Holdings, Ltd.	1,000	6,187

	Shares	Value
DS Smith PLC	498,618	$1,941,280
Hikma Pharmaceuticals PLC	517	10,716
Johnson Matthey PLC	120	2,942
Kingfisher PLC	2,966	9,587
London Stock Exchange Group PLC	90	8,742
Pearson PLC	751	7,859
Persimmon PLC	319	4,953
Rightmove PLC	2,117	14,736
Rio Tinto PLC	551	37,401
SSE PLC	100,188	2,235,580
Vodafone Group PLC	14,905	16,442
		4,336,716
Total Foreign Common Stocks (Cost $48,734,893)		48,830,139
FOREIGN PREFERRED STOCK ? 0.0%
Germany ? 0.0%
Porsche Automobil Holding SE
4.84%, ◊ (Cost $8,868)	149	8,554
	Shares	Value
MONEY MARKET FUNDS ? 4.4%
GuideStone Money Market Fund, 4.71% (Institutional Class)? ∞	4,894,140	$4,894,140
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%? ?	3,586	3,586
Total Money Market Funds (Cost $4,897,726)		4,897,726
TOTAL INVESTMENTS ?99.7% (Cost $110,075,873)		111,729,328
Other Assets in Excess of Liabilities ? 0.3%		344,304
NET ASSETS ? 100.0%		$112,073,632
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	6	$628,950	$17,461
MSCI Emerging Markets	06/2023	7	348,425	8,024
S&P 500? E-Mini	06/2023	9	1,861,988	75,585
Total Futures Contracts outstanding at March 31, 2023			$2,839,363	$101,070
Impact Equity Fund launched on January 27, 2023. Because of this, the Fund does not have a valuation hierarchy table as of December 31, 2022.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 94.5%
Communication Services ? 8.1%
Activision Blizzard, Inc.	87,202	$7,463,619
Alphabet, Inc. Class A*	551,247	57,180,851
Alphabet, Inc. Class C*	489,808	50,940,032
AT&T, Inc.	695,409	13,386,623
Charter Communications, Inc. Class A*	9,845	3,520,671
Comcast Corporation Class A	404,032	15,316,853
DISH Network Corporation Class AΔ*	2,880	26,870
Electronic Arts, Inc.	29,821	3,591,940
Fox Corporation Class A	31,129	1,059,943
Fox Corporation Class B	9,099	284,890
Interpublic Group of Cos., Inc. (The)	47,139	1,755,456
Live Nation Entertainment, Inc.*	10,940	765,800
Meta Platforms, Inc. Class A*	203,028	43,029,754
Netflix, Inc.*	39,413	13,616,403
News Corporation Class AΔ	13,865	239,449
News Corporation Class BΔ	13,984	243,741
Omnicom Group, Inc.	24,095	2,273,122
Paramount Global Class BΔ	52,671	1,175,090
Take-Two Interactive Software, Inc.*	14,065	1,677,955
T-Mobile US, Inc.*	61,775	8,947,491
Verizon Communications, Inc.	416,470	16,196,518
Walt Disney Co. (The)*	161,795	16,200,533
Warner Bros Discovery, Inc.*	173,969	2,626,932
		261,520,536
Consumer Discretionary ? 9.5%
Advance Auto Parts, Inc.	6,948	844,946
Amazon.com, Inc.*	815,176	84,199,529
AutoZone, Inc.*	1,895	4,658,194
Bath & Body Works, Inc.	13,836	506,121
Best Buy Co., Inc.	15,833	1,239,249
Booking Holdings, Inc.*	3,547	9,408,098
BorgWarner, Inc.	6,279	308,362
CarMax, Inc.Δ*	12,596	809,671
Carnival CorporationΔ*	59,898	607,965
Chipotle Mexican Grill, Inc.*	2,537	4,333,932
D.R. Horton, Inc.	16,760	1,637,284
Darden Restaurants, Inc.	14,447	2,241,596
Domino?s Pizza, Inc.	3,030	999,506
eBay, Inc.	52,085	2,311,011
Etsy, Inc.*	6,963	775,191
Expedia Group, Inc.*	10,462	1,015,128
Ford Motor Co.Δ	308,985	3,893,211
General Motors Co.	115,117	4,222,492
Genuine Parts Co.	16,089	2,691,851
Hasbro, Inc.	10,784	578,993
Hilton Worldwide Holdings, Inc.	27,117	3,819,972
Home Depot, Inc. (The)	94,508	27,891,201
Lennar Corporation Class A	16,158	1,698,367
LKQ Corporation	18,658	1,059,028
Lowe?s Cos., Inc.	60,309	12,059,991
Marriott International, Inc. Class A	27,839	4,622,387
	Shares	Value
McDonald?s Corporation	75,356	$21,070,291
Mohawk Industries, Inc.*	2,387	239,225
Newell Brands, Inc.	39,118	486,628
NIKE, Inc. Class B	119,062	14,601,764
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	242,732
NVR, Inc.*	171	952,844
O?Reilly Automotive, Inc.*	6,551	5,561,668
Pool Corporation	3,147	1,077,659
PulteGroup, Inc.	5,415	315,586
Ralph Lauren Corporation	2,058	240,107
Ross Stores, Inc.	29,803	3,162,992
Royal Caribbean Cruises, Ltd.Δ*	22,682	1,481,135
Starbucks Corporation	108,959	11,345,901
Tapestry, Inc.	11,906	513,268
Tesla, Inc.*	244,880	50,802,805
TJX Cos., Inc. (The)	112,934	8,849,508
Tractor Supply Co.	10,039	2,359,567
Ulta Beauty, Inc.*	3,993	2,178,860
VF Corporation	27,573	631,697
Whirlpool Corporation	1,099	145,090
Yum! Brands, Inc.	32,785	4,330,243
		309,022,846
Consumer Staples ? 7.2%
Archer-Daniels-Midland Co.	53,884	4,292,399
Bunge, Ltd.	7,541	720,316
Campbell Soup Co.	28,952	1,591,781
Church & Dwight Co., Inc.	27,416	2,423,848
Clorox Co. (The)	12,213	1,932,585
Coca-Cola Co. (The)	419,531	26,023,508
Colgate-Palmolive Co.	102,892	7,732,334
Conagra Brands, Inc.	80,687	3,030,604
Costco Wholesale Corporation	40,815	20,279,749
Dollar General Corporation	21,189	4,459,437
Dollar Tree, Inc.*	18,243	2,618,783
Estee Lauder Cos., Inc. (The) Class A	24,032	5,922,927
General Mills, Inc.	81,538	6,968,237
Hershey Co. (The)	17,543	4,463,115
Hormel Foods Corporation	54,805	2,185,623
J.M. Smucker Co. (The)	15,075	2,372,353
Kellogg Co.	47,724	3,195,599
Keurig Dr. Pepper, Inc.	116,575	4,112,766
Kimberly-Clark Corporation	41,146	5,522,616
Kraft Heinz Co. (The)	103,030	3,984,170
Kroger Co. (The)	76,152	3,759,624
Lamb Weston Holdings, Inc.	10,228	1,069,031
McCormick & Co., Inc. (Non-Voting Shares)	25,400	2,113,534
Mondelez International, Inc. Class A	149,208	10,402,782
Monster Beverage Corporation*	86,214	4,656,418
PepsiCo, Inc.	149,304	27,218,119
Procter & Gamble Co. (The)	241,747	35,945,361
Sysco Corporation	42,504	3,282,584
Target Corporation	40,435	6,697,249
Tyson Foods, Inc. Class A	27,409	1,625,902

	Shares	Value
Walgreens Boots Alliance, Inc.Δ	68,939	$2,383,911
Walmart, Inc.	140,508	20,717,905
		233,705,170
Energy ? 4.3%
APA Corporation	18,290	659,537
Archrock, Inc.	13	127
Baker Hughes Co.	101,928	2,941,642
Chevron Corporation	170,309	27,787,616
ConocoPhillips	119,384	11,844,087
Coterra Energy, Inc.	73,032	1,792,205
Devon Energy Corporation	56,709	2,870,043
Diamondback Energy, Inc.	10,890	1,472,001
EOG Resources, Inc.	52,844	6,057,508
EQT Corporation	19,299	615,831
Exxon Mobil Corporation	386,620	42,396,749
Halliburton Co.	68,091	2,154,399
Hess Corporation	22,208	2,939,007
Kinder Morgan, Inc.	206,299	3,612,296
Marathon Oil Corporation	59,299	1,420,804
Marathon Petroleum Corporation	47,537	6,409,414
Occidental Petroleum Corporation	64,318	4,015,373
ONEOK, Inc.	35,809	2,275,304
Phillips 66	42,184	4,276,614
Pioneer Natural Resources Co.	21,443	4,379,518
Targa Resources Corporation	19,483	1,421,285
Valero Energy Corporation	35,767	4,993,073
Williams Cos., Inc. (The)	127,227	3,798,998
		140,133,431
Financials ? 12.3%
Aflac, Inc.	55,516	3,581,892
Allstate Corporation (The)	28,840	3,195,760
American Express Co.	56,945	9,393,078
American International Group, Inc.	67,569	3,402,775
Ameriprise Financial, Inc.	10,345	3,170,743
Arch Capital Group, Ltd.*	33,000	2,239,710
Arthur J. Gallagher & Co.	18,366	3,513,599
Assurant, Inc.	6,335	760,643
Bank of America Corporation	636,853	18,213,996
Bank of New York Mellon Corporation (The)	72,967	3,315,620
Berkshire Hathaway, Inc. Class B*	169,553	52,352,880
BlackRock, Inc.	13,016	8,709,266
Brown & Brown, Inc.	18,702	1,073,869
Capital One Financial Corporation	34,907	3,356,657
Cboe Global Markets, Inc.	13,221	1,774,787
Charles Schwab Corporation (The)	139,112	7,286,687
Cincinnati Financial Corporation	10,988	1,231,535
Citigroup, Inc.	170,029	7,972,660
Citizens Financial Group, Inc.	34,788	1,056,512
CME Group, Inc.	34,101	6,531,024
Comerica, Inc.	10,547	457,951
Discover Financial Services	22,685	2,242,185
Everest Re Group, Ltd.	3,173	1,135,997
FactSet Research Systems, Inc.	4,700	1,950,923
Fidelity National Information Services, Inc.	56,930	3,093,007
Fifth Third Bancorp	52,084	1,387,518
	Shares	Value
First Republic Bank	11,885	$166,271
Fiserv, Inc.*	61,102	6,906,359
FleetCor Technologies, Inc.*	6,254	1,318,656
Franklin Resources, Inc.Δ	23,495	632,955
Global Payments, Inc.	22,769	2,396,210
Globe Life, Inc.	4,186	460,544
Goldman Sachs Group, Inc. (The)	28,733	9,398,852
Hartford Financial Services Group, Inc. (The)	28,747	2,003,378
Huntington Bancshares, Inc.	118,830	1,330,896
Intercontinental Exchange, Inc.	50,280	5,243,701
Invesco, Ltd.	17,740	290,936
Jack Henry & Associates, Inc.	11,540	1,739,309
JPMorgan Chase & Co.	273,381	35,624,278
KeyCorp	64,549	808,153
Lincoln National Corporation	2,879	64,691
Loews Corporation	28,928	1,678,403
M&T Bank Corporation	18,081	2,161,945
MarketAxess Holdings, Inc.	2,840	1,111,264
Marsh & McLennan Cos., Inc.	46,486	7,742,243
Mastercard, Inc. Class A	79,851	29,018,652
MetLife, Inc.	64,005	3,708,450
Moody?s Corporation	11,483	3,514,028
Morgan Stanley	122,245	10,733,111
MSCI, Inc.	5,628	3,149,935
Nasdaq, Inc.	27,420	1,499,051
Northern Trust Corporation	16,617	1,464,456
PayPal Holdings, Inc.*	97,844	7,430,273
PNC Financial Services Group, Inc. (The)	41,612	5,288,885
Principal Financial Group, Inc.	22,421	1,666,329
Progressive Corporation (The)	63,647	9,105,340
Prudential Financial, Inc.	36,128	2,989,231
Raymond James Financial, Inc.	13,842	1,291,043
Regions Financial Corporation	64,510	1,197,306
S&P Global, Inc.	31,215	10,761,996
State Street Corporation	30,870	2,336,550
Synchrony Financial	32,331	940,185
T. Rowe Price Group, Inc.Δ	22,044	2,488,768
Travelers Cos., Inc. (The)	33,059	5,666,643
Truist Financial Corporation	137,473	4,687,829
U.S. Bancorp	140,705	5,072,415
Visa, Inc. Class AΔ	154,328	34,794,791
W.R. Berkley Corporation	41,166	2,562,995
Wells Fargo & Co.	358,984	13,418,822
Zions Bancorp NA	7,446	222,859
		398,490,261
Health Care ? 13.3%
Abbott Laboratories	163,407	16,546,593
Agilent Technologies, Inc.	55,100	7,622,534
Align Technology, Inc.*	3,830	1,279,756
AmerisourceBergen Corporation	17,971	2,877,337
Amgen, Inc.	75,403	18,228,675
Baxter International, Inc.	49,046	1,989,306
Becton, Dickinson and Co.	32,351	8,008,166
Biogen, Inc.*	28,095	7,811,253
Bio-Rad Laboratories, Inc. Class A*	5,348	2,561,799

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Boston Scientific Corporation*	137,673	$6,887,780
Bristol-Myers Squibb Co.	357,877	24,804,455
Cardinal Health, Inc.	27,527	2,078,288
Catalent, Inc.*	57,662	3,788,970
Centene Corporation*	55,255	3,492,669
Charles River Laboratories International, Inc.*	10,283	2,075,315
Cigna Group (The)	31,811	8,128,665
CVS Health Corporation	128,942	9,581,680
Danaher Corporation	75,479	19,023,727
DaVita, Inc.*	9,259	750,997
DENTSPLY SIRONA, Inc.	16,089	631,976
Dexcom, Inc.*	34,256	3,979,862
Edwards Lifesciences Corporation*	57,327	4,742,663
Elevance Health, Inc.	24,139	11,099,354
Eli Lilly and Co.	96,548	33,156,514
GE HealthCare Technologies, Inc.Δ*	36,757	3,015,177
Gilead Sciences, Inc.	217,897	18,078,914
HCA Healthcare, Inc.	21,308	5,618,493
Henry Schein, Inc.*	19,612	1,599,162
Hologic, Inc.*	29,305	2,364,913
Humana, Inc.	13,229	6,422,150
IDEXX Laboratories, Inc.*	6,155	3,077,992
Illumina, Inc.*	14,975	3,482,436
Incyte Corporation*	76,092	5,499,169
Insulet Corporation*	4,630	1,476,785
Intuitive Surgical, Inc.*	28,775	7,351,149
IQVIA Holdings, Inc.*	31,875	6,339,619
Laboratory Corporation of America Holdings	9,830	2,255,199
McKesson Corporation	16,333	5,815,365
Mettler-Toledo International, Inc.*	3,500	5,355,735
Moderna, Inc.*	33,300	5,114,214
Molina Healthcare, Inc.*	6,429	1,719,693
Organon & Co.Δ	184,695	4,344,026
PerkinElmer, Inc.	26,737	3,562,973
Quest Diagnostics, Inc.	16,017	2,266,085
Regeneron Pharmaceuticals, Inc.*	13,410	11,018,595
ResMed, Inc.	11,820	2,588,462
Stryker Corporation	29,912	8,538,979
Teleflex, Inc.	4,060	1,028,439
Thermo Fisher Scientific, Inc.	31,334	18,059,978
UnitedHealth Group, Inc.	89,562	42,326,106
Universal Health Services, Inc. Class B	6,340	805,814
Vertex Pharmaceuticals, Inc.*	35,976	11,334,958
Viatris, Inc.	639,516	6,152,144
Waters Corporation*	10,349	3,204,361
West Pharmaceutical Services, Inc.	14,246	4,935,812
Zimmer Biomet Holdings, Inc.	18,826	2,432,319
Zoetis, Inc.	124,712	20,757,065
		429,090,615
Industrials ? 7.9%
3M Co.	52,910	5,561,370
A.O. Smith Corporation	16,217	1,121,406
Alaska Air Group, Inc.*	21,968	921,777
American Airlines Group, Inc.Δ*	39,524	582,979
AMETEK, Inc.	20,180	2,932,759
	Shares	Value
Automatic Data Processing, Inc.	42,820	$9,533,017
Boeing Co. (The)*	48,242	10,248,048
Broadridge Financial Solutions, Inc.	10,733	1,573,136
C.H. Robinson Worldwide, Inc.Δ	12,459	1,238,051
Carrier Global Corporation	63,362	2,898,812
Caterpillar, Inc.	46,694	10,685,455
Cintas Corporation	7,570	3,502,488
Copart, Inc.*	30,074	2,261,866
CoStar Group, Inc.*	32,094	2,209,672
CSX Corporation	215,904	6,464,166
Cummins, Inc.	12,679	3,028,760
Deere & Co.	25,133	10,376,913
Delta Air Lines, Inc.*	64,874	2,265,400
Dover Corporation	11,833	1,797,906
Emerson Electric Co.	55,944	4,874,960
Equifax, Inc.	9,414	1,909,536
Expeditors International of Washington, Inc.	6,818	750,798
Fastenal Co.	46,855	2,527,359
FedEx Corporation	15,791	3,608,086
Fortive Corporation	28,087	1,914,691
Generac Holdings, Inc.*	4,876	526,657
General Dynamics Corporation	28,367	6,473,633
General Electric Co.	87,424	8,357,734
Honeywell International, Inc.	58,926	11,261,937
Howmet Aerospace, Inc.	32,372	1,371,602
Huntington Ingalls Industries, Inc.	2,805	580,691
IDEX Corporation	5,716	1,320,567
Illinois ToolWorks, Inc.	28,151	6,853,361
Ingersoll-Rand, Inc.	25,879	1,505,640
J.B. Hunt Transport Services, Inc.	9,677	1,697,926
Jacobs Solutions, Inc.	12,155	1,428,334
L3Harris Technologies, Inc.	20,606	4,043,721
Leidos Holdings, Inc.	16,258	1,496,711
Lockheed Martin Corporation	24,060	11,373,884
Masco Corporation	23,878	1,187,214
Nordson Corporation	5,292	1,176,200
Norfolk Southern Corporation	24,732	5,243,184
Northrop Grumman Corporation	14,300	6,602,596
Old Dominion Freight Line, Inc.	7,428	2,531,760
Otis Worldwide Corporation	31,681	2,673,876
PACCAR, Inc.	45,897	3,359,660
Parker-Hannifin Corporation	8,815	2,962,810
Paychex, Inc.	34,804	3,988,190
Quanta Services, Inc.	8,814	1,468,765
Raytheon Technologies Corporation	143,659	14,068,526
Republic Services, Inc.	27,745	3,751,679
Robert Half International, Inc.	4,920	396,404
Rockwell Automation, Inc.Δ	10,107	2,965,899
Rollins, Inc.	21,375	802,204
Snap-on, Inc.	5,899	1,456,404
Southwest Airlines Co.	75,882	2,469,200
Stanley Black & Decker, Inc.Δ	10,352	834,164
Textron, Inc.	15,886	1,122,028
TransDigm Group, Inc.	3,326	2,451,428
Union Pacific Corporation	60,280	12,131,953
United Airlines Holdings, Inc.*	14,679	649,546
United Parcel Service, Inc. Class B	67,186	13,033,412

	Shares	Value
United Rentals, Inc.	1,903	$753,131
Verisk Analytics, Inc.	12,729	2,442,186
W.W. Grainger, Inc.	2,817	1,940,378
Waste Management, Inc.	42,596	6,950,389
Westinghouse Air Brake Technologies Corporation	11,295	1,141,473
Xylem, Inc.	9,669	1,012,344
		254,648,812
Information Technology ? 24.6%
Adobe, Inc.*	41,557	16,014,821
Advanced Micro Devices, Inc.*	138,010	13,526,360
Akamai Technologies, Inc.*	12,022	941,323
Amphenol Corporation Class A	67,536	5,519,042
Analog Devices, Inc.	54,519	10,752,237
ANSYS, Inc.*	6,671	2,220,109
Apple, Inc.	1,375,105	226,754,814
Applied Materials, Inc.	71,724	8,809,859
Arista Networks, Inc.*	18,932	3,177,925
Autodesk, Inc.*	18,555	3,862,409
Broadcom, Inc.	39,398	25,275,393
Cadence Design Systems, Inc.*	23,784	4,996,781
CDW Corporation	11,000	2,143,790
Ceridian HCM Holding, Inc.*	10,792	790,190
Cisco Systems, Inc.	401,690	20,998,345
Cognizant Technology Solutions Corporation Class A	50,859	3,098,839
Corning, Inc.	81,585	2,878,319
DXC Technology Co.*	18,725	478,611
Enphase Energy, Inc.*	12,624	2,654,575
EPAM Systems, Inc.*	4,578	1,368,822
F5, Inc.*	6,504	947,568
Fair Isaac Corporation*	1,045	734,311
First Solar, Inc.*	9,794	2,130,195
Fortinet, Inc.*	57,750	3,838,065
Gartner, Inc.*	6,783	2,209,698
Gen Digital, Inc.	62,969	1,080,548
Hewlett Packard Enterprise Co.	153,179	2,440,141
HP, Inc.	103,716	3,044,065
Intel Corporation	388,769	12,701,083
International Business Machines Corporation	90,371	11,846,734
Intuit, Inc.	23,429	10,445,351
Juniper Networks, Inc.	50,500	1,738,210
Keysight Technologies, Inc.*	13,420	2,167,062
KLA Corporation	11,211	4,475,095
Lam Research Corporation	10,705	5,674,935
Microchip Technology, Inc.	41,030	3,437,493
Micron Technology, Inc.	101,205	6,106,710
Microsoft Corporation	686,847	198,017,990
Monolithic Power Systems, Inc.	3,300	1,651,782
Motorola Solutions, Inc.	15,740	4,503,686
NetApp, Inc.	26,509	1,692,600
NVIDIA Corporation	223,493	62,079,651
ON Semiconductor Corporation*	33,696	2,773,855
Oracle Corporation	145,192	13,491,241
Paycom Software, Inc.*	3,850	1,170,438
PTC, Inc.*	10,548	1,352,570
Qorvo, Inc.*	3,926	398,764
	Shares	Value
QUALCOMM, Inc.	101,161	$12,906,120
Roper Technologies, Inc.	12,111	5,337,197
Salesforce, Inc.*	90,121	18,004,373
ServiceNow, Inc.*	16,681	7,751,994
Skyworks Solutions, Inc.	15,419	1,819,134
SolarEdge Technologies, Inc.*	4,244	1,289,964
Synopsys, Inc.*	14,009	5,410,976
Teledyne Technologies, Inc.*	4,739	2,120,039
Teradyne, Inc.Δ	9,806	1,054,243
Texas Instruments, Inc.	92,613	17,226,944
Trimble, Inc.*	19,275	1,010,395
Tyler Technologies, Inc.*	3,141	1,113,924
VeriSign, Inc.*	6,588	1,392,242
Western Digital Corporation*	22,012	829,192
Zebra Technologies Corporation Class A*	4,187	1,331,466
		797,010,608
Materials ? 2.1%
Air Products and Chemicals, Inc.	20,651	5,931,174
Albemarle Corporation	8,321	1,839,274
Avery Dennison Corporation	5,863	1,049,067
Ball CorporationΔ	26,240	1,446,086
Celanese Corporation	9,582	1,043,384
CF Industries Holdings, Inc.	17,573	1,273,867
Corteva, Inc.	79,424	4,790,061
Dow, Inc.	82,656	4,531,202
DuPont de Nemours, Inc.	47,302	3,394,865
Eastman Chemical Co.	14,389	1,213,568
Ecolab, Inc.	20,111	3,328,974
FMC Corporation	14,783	1,805,448
Freeport-McMoRan, Inc.	123,949	5,070,754
International Flavors & Fragrances, Inc.	23,797	2,188,372
International Paper Co.	43,581	1,571,531
Martin Marietta Materials, Inc.	5,969	2,119,353
Mosaic Co. (The)	35,598	1,633,236
Newmont Corporation	75,968	3,723,951
Nucor Corporation	23,742	3,667,427
Packaging Corporation of America	13,571	1,884,062
PPG Industries, Inc.	18,443	2,463,616
Sealed Air CorporationΔ	10,710	491,696
Sherwin-Williams Co. (The)	21,527	4,838,624
Steel Dynamics, Inc.	14,925	1,687,420
Vulcan Materials Co.	17,870	3,065,777
Westrock Co.	21,818	664,794
		66,717,583
Real Estate ? 2.4%
Alexandria Real Estate Equities, Inc. REIT	11,494	1,443,531
American Tower Corporation REIT	41,821	8,545,703
AvalonBay Communities, Inc. REIT	14,896	2,503,422
Boston Properties, Inc. REIT	11,272	610,041
Camden Property Trust REIT	8,401	880,761
CBRE Group, Inc. Class A*	35,708	2,599,899
Crown Castle, Inc. REIT	38,898	5,206,108
Digital Realty Trust, Inc. REIT	25,560	2,512,803
Equinix, Inc. REIT	8,002	5,769,762

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Equity Residential REIT	36,341	$2,180,460
Essex Property Trust, Inc. REIT	8,395	1,755,730
Extra Space Storage, Inc. REIT	8,534	1,390,445
Federal Realty Investment Trust REIT	2,600	256,958
Healthpeak Properties, Inc. REIT	68,876	1,513,206
Host Hotels & Resorts, Inc. REITΔ	47,716	786,837
Invitation Homes, Inc. REITΔ	34,795	1,086,648
Iron Mountain, Inc. REIT	32,755	1,733,067
Kimco Realty Corporation REIT	56,971	1,112,644
Mid-America Apartment Communities, Inc. REIT	12,145	1,834,381
Prologis, Inc. REIT	81,752	10,200,197
Public Storage REIT	14,785	4,467,140
Realty Income Corporation REIT	76,588	4,849,552
Regency Centers Corporation REIT	15,104	924,063
SBA Communications Corporation REIT	9,082	2,371,038
Simon Property Group, Inc. REIT	25,427	2,847,061
UDR, Inc. REIT	34,368	1,411,150
Ventas, Inc. REIT	33,547	1,454,262
Welltower, Inc. REIT	51,201	3,670,600
Weyerhaeuser Co. REIT	57,740	1,739,706
		77,657,175
Utilities ? 2.8%
AES Corporation (The)Δ	56,201	1,353,320
Alliant Energy Corporation	22,632	1,208,549
Ameren Corporation	19,884	1,717,779
American Electric Power Co., Inc.	43,060	3,918,029
American Water Works Co., Inc.	16,760	2,455,172
Atmos Energy CorporationΔ	14,912	1,675,512
CenterPoint Energy, Inc.	50,231	1,479,805
CMS Energy CorporationΔ	24,417	1,498,716
Consolidated Edison, Inc.	54,284	5,193,350
Constellation Energy Corporation	27,905	2,190,543
Dominion Energy, Inc.	84,336	4,715,226
DTE Energy Co.	16,224	1,777,177
Duke Energy Corporation	84,950	8,195,127
Edison International	35,412	2,499,733
Entergy Corporation	16,902	1,821,022
Evergy, Inc.	17,247	1,054,137
Eversource Energy	27,044	2,116,463
Exelon Corporation	90,545	3,792,930
FirstEnergy Corporation	45,258	1,813,036
NextEra Energy, Inc.	174,443	13,446,066
NiSource, Inc.	23,079	645,289
NRG Energy, Inc.Δ	19,377	664,437
PG&E Corporation*	133,703	2,161,978
Pinnacle West Capital Corporation	4,108	325,518
PPL Corporation	38,698	1,075,417
Public Service Enterprise Group, Inc.	46,751	2,919,600
Sempra Energy	30,276	4,576,520
Southern Co. (The)	109,049	7,587,629
WEC Energy Group, Inc.	33,758	3,199,921
Xcel Energy, Inc.	36,082	2,433,370
		89,511,371
Total Common Stocks (Cost $1,976,989,444)		3,057,508,408
	Shares	Value
FOREIGN COMMON STOCKS ? 3.2%
Canada ? 0.0%
Enerflex, Ltd.	6	$36
Curacao ? 0.2%
Schlumberger NV	127,652	6,267,713
Ireland ? 2.2%
Accenture PLC Class A	58,933	16,843,641
Allegion PLC	8,862	945,841
Aon PLC Class A	19,060	6,009,427
Eaton Corporation PLCΔ	34,612	5,930,420
Johnson Controls International PLCΔ	65,453	3,941,580
Linde PLC	48,518	17,245,238
Medtronic PLCΔ	123,226	9,934,480
Pentair PLC	6,692	369,867
Seagate Technology Holdings PLCΔ	20,280	1,340,914
STERIS PLC	7,533	1,440,912
Trane Technologies PLC	16,206	2,981,580
Willis Towers Watson PLCΔ	12,561	2,918,925
		69,902,825
Jersey ? 0.1%
Amcor PLC	225,378	2,564,802
Aptiv PLC*	21,684	2,432,728
		4,997,530
Netherlands ? 0.2%
LyondellBasell Industries NV Class A	27,312	2,564,324
NXP Semiconductor NV	22,877	4,265,988
		6,830,312
Switzerland ? 0.5%
Chubb, Ltd.	51,417	9,984,153
Garmin, Ltd.	14,411	1,454,358
TE Connectivity, Ltd.	28,610	3,752,202
		15,190,713
Total Foreign Common Stocks (Cost $71,636,383)		103,189,129
MONEY MARKET FUNDS ? 2.1%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	69,041,168	69,041,168
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	834,599	834,599
Total Money Market Funds (Cost $69,875,767)		69,875,767
TOTAL INVESTMENTS ? 99.8% (Cost $2,118,501,594)		3,230,573,304
Other Assets in Excess of Liabilities ? 0.2%		4,962,494
NET ASSETS ? 100.0%		$3,235,535,798

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500? E-Mini	06/2023	337	$69,721,088	$3,330,647
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 92.3%
Communication Services ? 8.5%
Activision Blizzard, Inc.	7,746	$662,980
Alphabet, Inc. Class A*	6,775	702,771
Alphabet, Inc. Class C*	5,957	619,528
Altice U.S.A., Inc. Class A*	740	2,531
AMC Entertainment Holdings, Inc. Class AΔ*	3,029	15,175
AT&T, Inc.	59,963	1,154,288
Cable One, Inc.	15	10,530
Comcast Corporation Class A	35,422	1,342,848
DISH Network Corporation Class AΔ*	1,001	9,339
Electronic Arts, Inc.	2,288	275,590
Fox Corporation Class A	2,285	77,804
Fox Corporation Class B	987	30,903
Frontier Communications Parent, Inc.*	840	19,127
IAC, Inc.*	370	19,092
Interpublic Group of Cos., Inc. (The)	2,902	108,070
Liberty Broadband Corporation*	529	43,219
Liberty Broadband Corporation Class A*	105	8,623
Liberty Media Corporation Class A*	1,775	49,860
Liberty Media Corporation-Liberty Formula One*	1,591	119,055
Liberty Media Corporation-Liberty Formula One Class A*	112	7,560
Liberty Media Corporation-Liberty SiriusXM Class C*	423	11,840
Live Nation Entertainment, Inc.*	405	28,350
Lumen Technologies, Inc.	10,111	26,794
Meta Platforms, Inc. Class A*	14,425	3,057,235
Netflix, Inc.*	1,959	676,795
New York Times Co. (The) Class A	1,000	38,880
News Corporation Class A	2,285	39,462
News Corporation Class B	446	7,774
Nexstar Media Group, Inc. Class A	191	32,978
Omnicom Group, Inc.	1,654	156,038
Paramount Global Class BΔ	4,224	94,237
Pinterest, Inc. Class A*	3,499	95,418
Roku, Inc.Δ*	459	30,211
Sirius XM Holdings, Inc.Δ	3,498	13,887
Take-Two Interactive Software, Inc.*	286	34,120
T-Mobile US, Inc.*	5,215	755,341
Verizon Communications, Inc.	34,761	1,351,855
Walt Disney Co. (The)*	14,064	1,408,228
Warner Bros Discovery, Inc.*	4,354	65,745
		13,204,081
Consumer Discretionary ? 5.5%
ADT, Inc.	2,684	19,405
Advance Auto Parts, Inc.	456	55,454
Aramark	3,047	109,083
AutoNation, Inc.*	330	44,339
AutoZone, Inc.*	17	41,789
Bath & Body Works, Inc.	1,381	50,517
Best Buy Co., Inc.	1,245	97,446
BorgWarner, Inc.	1,749	85,893
	Shares	Value
Bright Horizons Family Solutions, Inc.*	438	$33,722
Brunswick Corporation	461	37,802
Capri Holdings, Ltd.*	604	28,388
CarMax, Inc.Δ*	852	54,767
Carnival CorporationΔ*	8,217	83,403
Carter's, Inc.	444	31,932
Columbia Sportswear Co.	538	48,549
D.R. Horton, Inc.	758	74,049
Darden Restaurants, Inc.	505	78,356
Deckers Outdoor Corporation*	15	6,743
Dick's Sporting Goods, Inc.	459	65,127
Domino?s Pizza, Inc.	90	29,688
eBay, Inc.	3,941	174,862
Ford Motor Co.	32,185	405,531
GameStop Corporation Class AΔ*	1,865	42,932
General Motors Co.	11,562	424,094
Gentex Corporation	2,642	74,055
Genuine Parts Co.	1,418	237,246
Grand Canyon Education, Inc.*	469	53,419
H&R Block, Inc.	786	27,706
Hanesbrands, Inc.	3,690	19,409
Harley-Davidson, Inc.	1,115	42,337
Hasbro, Inc.	1,140	61,207
Hilton Worldwide Holdings, Inc.	956	134,672
Home Depot, Inc. (The)	3,699	1,091,649
Hyatt Hotels Corporation Class A*	418	46,728
Kohl?s Corporation	720	16,949
Lear Corporation	354	49,379
Leggett & Platt, Inc.	530	16,896
Lennar Corporation Class A	2,269	238,495
Lithia Motors, Inc.	189	43,268
LKQ Corporation	2,443	138,665
Lowe?s Cos., Inc.	882	176,374
Macy?s, Inc.	782	13,677
Marriott Vacations Worldwide Corporation	292	39,379
Mattel, Inc.*	3,422	62,999
McDonald?s Corporation	5,126	1,433,281
Mister Car Wash, Inc.Δ*	754	6,499
Mohawk Industries, Inc.*	184	18,440
Newell Brands, Inc.	2,906	36,151
Norwegian Cruise Line Holdings, Ltd.Δ*	3,153	42,408
NVR, Inc.*	14	78,011
O?Reilly Automotive, Inc.*	339	287,804
Ollie's Bargain Outlet Holdings, Inc.*	324	18,773
Peloton Interactive, Inc. Class A*	906	10,274
Penske Automotive Group, Inc.	192	27,227
Polaris, Inc.Δ	162	17,922
PulteGroup, Inc.	459	26,751
PVH Corporation	162	14,444
Ralph Lauren CorporationΔ	379	44,218
RH*	18	4,384
Rivian Automotive, Inc. Class AΔ*	4,214	65,233
Ross Stores, Inc.	1,791	190,079
Royal Caribbean Cruises, Ltd.Δ*	1,815	118,519

	Shares	Value
Service Corporation InternationalΔ	1,858	$127,793
Skechers U.S.A., Inc. Class A*	658	31,268
Starbucks Corporation	6,497	676,533
Tapestry, Inc.	1,755	75,658
Tempur Sealy International, Inc.	1,204	47,546
Thor Industries, Inc.Δ	326	25,963
Under Armour, Inc. Class C*	968	8,257
Vail Resorts, Inc.	75	17,526
VF Corporation	3,534	80,964
Whirlpool Corporation	379	50,036
Williams-Sonoma, Inc.	111	13,504
Wyndham Hotels & Resorts, Inc.	277	18,794
Yum! Brands, Inc.	2,273	300,218
		8,622,858
Consumer Staples ? 7.3%
Albertsons Cos., Inc. Class A	1,406	29,217
Archer-Daniels-Midland Co.	4,615	367,631
BJ's Wholesale Club Holdings, Inc.*	277	21,071
Bunge, Ltd.	1,227	117,203
Campbell Soup Co.	2,083	114,523
Casey?s General Stores, Inc.	223	48,271
Church & Dwight Co., Inc.	1,339	118,381
Clorox Co. (The)	236	37,345
Coca-Cola Co. (The)	12,723	789,208
Colgate-Palmolive Co.	3,278	246,342
Conagra Brands, Inc.	5,282	198,392
Coty, Inc. Class A*	5,539	66,800
Darling Ingredients, Inc.*	1,055	61,612
Dollar Tree, Inc.*	1,369	196,520
Flowers Foods, Inc.	2,526	69,238
General Mills, Inc.	6,179	528,057
Grocery Outlet Holding Corporation*	444	12,547
Hershey Co. (The)	526	133,820
Hormel Foods Corporation	4,166	166,140
Ingredion, Inc.	566	57,579
J.M. Smucker Co. (The)	1,526	240,147
Kellogg Co.	2,653	177,645
Keurig Dr. Pepper, Inc.	11,696	412,635
Kimberly-Clark Corporation	1,902	255,286
Kraft Heinz Co. (The)Δ	7,277	281,402
Kroger Co. (The)	5,693	281,063
McCormick & Co., Inc. (Non-Voting Shares)	2,235	185,974
Mondelez International, Inc. Class A	13,576	946,519
Monster Beverage Corporation*	2,292	123,791
PepsiCo, Inc.	3,323	605,783
Performance Food Group Co.*	469	28,299
Pilgrim?s Pride Corporation*	209	4,845
Post Holdings, Inc.*	304	27,320
Procter & Gamble Co. (The)	12,791	1,901,894
Reynolds Consumer Products, Inc.	1,447	39,793
Seaboard Corporation	3	11,310
Target Corporation	1,917	317,513
Tyson Foods, Inc. Class A	2,592	153,757
U.S. Foods Holding Corporation*	693	25,599
Walgreens Boots Alliance, Inc.	5,752	198,904
	Shares	Value
Walmart, Inc.	12,061	$1,778,394
		11,377,770
Energy ? 7.4%
Antero Midstream Corporation	2,130	22,344
Antero Resources Corporation*	419	9,675
APA Corporation	2,027	73,094
Baker Hughes Co.	8,018	231,400
Cheniere Energy, Inc.	865	136,324
Chesapeake Energy Corporation	923	70,185
Chevron Corporation	16,237	2,649,229
ConocoPhillips	10,386	1,030,395
Coterra Energy, Inc.	5,353	131,363
Devon Energy Corporation	2,792	141,303
Diamondback Energy, Inc.	591	79,885
DT Midstream, Inc.	459	22,661
EOG Resources, Inc.	1,472	168,735
EQT Corporation	2,588	82,583
Exxon Mobil Corporation	34,427	3,775,265
Halliburton Co.	4,294	135,862
Hess Corporation	354	46,848
HF Sinclair Corporation	1,101	53,266
Kinder Morgan, Inc.	18,154	317,877
Marathon Oil Corporation	4,540	108,778
Marathon Petroleum Corporation	4,074	549,297
NOV, Inc.	2,112	39,093
Occidental Petroleum CorporationΔ	1,083	67,612
ONEOK, Inc.Δ	2,835	180,136
Ovintiv, Inc.	255	9,200
PDC Energy, Inc.	184	11,809
Phillips 66	3,831	388,387
Pioneer Natural Resources Co.	927	189,331
Range Resources Corporation	276	7,306
Southwestern Energy Co.*	5,749	28,745
Valero Energy Corporation	3,249	453,560
Vitesse Energy, Inc.	99	1,884
Williams Cos., Inc. (The)	10,769	321,562
		11,534,994
Financials ? 19.0%
Affirm Holdings, Inc.Δ*	851	9,591
Aflac, Inc.	5,153	332,472
AGNC Investment Corporation REITΔ	1,368	13,789
Allstate Corporation (The)	2,412	267,274
Ally Financial, Inc.	2,362	60,207
American Express Co.	4,990	823,100
American Financial Group, Inc.	583	70,835
American International Group, Inc.	6,550	329,858
Ameriprise Financial, Inc.	249	76,318
Annaly Capital Management, Inc. REIT	3,135	59,910
Apollo Global Management, Inc.	665	42,001
Arch Capital Group, Ltd.*	1,817	123,320
Arthur J. Gallagher & Co.	1,503	287,539
Assurant, Inc.	456	54,752
Axis Capital Holdings, Ltd.	655	35,711

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Bank of America Corporation	58,043	$1,660,030
Bank of New York Mellon Corporation (The)	6,536	296,996
Bank OZK	159	5,438
Berkshire Hathaway, Inc. Class B*	14,911	4,604,069
BlackRock, Inc.	1,214	812,312
Block, Inc.*	4,393	301,579
Brown & Brown, Inc.	2,044	117,366
Capital One Financial Corporation	3,152	303,096
Carlyle Group, Inc. (The)	1,085	33,700
Cboe Global Markets, Inc.	1,007	135,180
Charles Schwab Corporation (The)	5,406	283,166
Cincinnati Financial Corporation	1,398	156,688
Citigroup, Inc.	15,921	746,536
Citizens Financial Group, Inc.	3,357	101,952
CME Group, Inc.	3,017	577,816
CNA Financial Corporation	2,002	78,138
Coinbase Global, Inc. Class AΔ*	1,041	70,340
Columbia Banking System, Inc.	1,700	36,414
Comerica, Inc.	982	42,638
Commerce Bancshares, Inc.	2,106	122,885
Credit Acceptance CorporationΔ*	27	11,773
Cullen/Frost Bankers, Inc.	436	45,928
Discover Financial Services	2,174	214,878
East West Bancorp, Inc.	1,330	73,815
Equitable Holdings, Inc.	2,883	73,199
Erie Indemnity Co. Class A	149	34,517
Euronet Worldwide, Inc.*	52	5,819
Evercore, Inc. Class A	54	6,231
Everest Re Group, Ltd.	276	98,814
F&G Annuities & Life, Inc.	161	2,917
Fidelity National Financial, Inc.	2,377	83,029
Fidelity National Information Services, Inc.	5,126	278,496
Fifth Third Bancorp	5,109	136,104
First American Financial Corporation	743	41,355
First Citizens BancShares, Inc. Class A	48	46,709
First Hawaiian, Inc.	1,786	36,845
First Horizon Corporation	4,487	79,779
First Republic Bank	1,189	16,634
Fiserv, Inc.*	5,060	571,932
FNB Corporation	6,559	76,084
Franklin Resources, Inc.	2,081	56,062
Global Payments, Inc.	2,240	235,738
Globe Life, Inc.	503	55,340
Goldman Sachs Group, Inc. (The)	2,746	898,244
Hanover Insurance Group, Inc. (The)	343	44,076
Hartford Financial Services Group, Inc. (The)	2,999	209,000
Huntington Bancshares, Inc.	13,265	148,568
Interactive Brokers Group, Inc. Class A	742	61,260
Intercontinental Exchange, Inc.	4,541	473,581
Invesco, Ltd.	1,036	16,990
Jefferies Financial Group, Inc.	847	26,884
JPMorgan Chase & Co.	24,118	3,142,817
Kemper Corporation	372	20,334
	Shares	Value
KeyCorp	7,730	$96,780
KKR & Co., Inc.	4,048	212,601
Lazard, Ltd. Class A	471	15,595
Lincoln National Corporation	535	12,021
Loews Corporation	2,715	157,524
M&T Bank Corporation	1,439	172,061
Markel Corporation*	73	93,251
Marsh & McLennan Cos., Inc.	660	109,923
MetLife, Inc.	5,568	322,610
MGIC Investment Corporation	1,510	20,264
Moody?s Corporation	99	30,296
Morgan Stanley	10,359	909,520
MSCI, Inc.	47	26,305
Nasdaq, Inc.	2,708	148,046
New York Community Bancorp, Inc.	5,349	48,355
Northern Trust Corporation	1,693	149,204
Old Republic International Corporation	2,745	68,543
OneMain Holdings, Inc.	1,531	56,769
PayPal Holdings, Inc.*	6,186	469,765
Pinnacle Financial Partners, Inc.	110	6,068
PNC Financial Services Group, Inc. (The)	3,493	443,960
Popular, Inc.	352	20,208
Primerica, Inc.	63	10,851
Principal Financial Group, Inc.	1,733	128,797
Progressive Corporation (The)	1,069	152,931
Prosperity Bancshares, Inc.	992	61,028
Prudential Financial, Inc.	3,074	254,343
Raymond James Financial, Inc.	1,294	120,691
Regions Financial Corporation	7,234	134,263
Reinsurance Group of America, Inc.	566	75,142
Robinhood Markets, Inc. Class AΔ*	2,796	27,149
S&P Global, Inc.	2,751	948,462
SEI Investments Co.	1,406	80,915
SLM Corporation	959	11,882
SoFi Technologies, Inc.Δ*	3,870	23,491
State Street Corporation	2,876	217,684
Stifel Financial Corporation	466	27,536
Synchrony Financial	4,199	122,107
T. Rowe Price Group, Inc.	1,891	213,494
TFS Financial Corporation	2,703	34,139
Tradeweb Markets, Inc. Class A	580	45,832
Travelers Cos., Inc. (The)	2,377	407,442
Truist Financial Corporation	12,179	415,304
U.S. Bancorp	11,654	420,127
Unum Group	1,632	64,562
Virtu Financial, Inc. Class A	751	14,194
Voya Financial, Inc.	610	43,591
W.R. Berkley Corporation	1,763	109,764
Webster Financial Corporation	1,035	40,800
Wells Fargo & Co.	31,503	1,177,582
Western Union Co. (The)	4,498	50,153
WEX, Inc.*	99	18,205
White Mountains Insurance Group, Ltd.	8	11,020
Wintrust Financial Corporation	833	60,767

	Shares	Value
Zions Bancorp NA	877	$26,249
		29,536,934
Health Care ? 13.5%
10X Genomics, Inc. Class A*	575	32,079
Abbott Laboratories	12,885	1,304,735
Acadia Healthcare Co., Inc.*	774	55,921
Agilent Technologies, Inc.	90	12,451
agilon health, Inc.Δ*	238	5,652
Align Technology, Inc.*	73	24,392
Amedisys, Inc.*	220	16,181
Amgen, Inc.	1,490	360,207
Avantor, Inc.*	4,930	104,220
Azenta, Inc.*	1,516	67,644
Baxter International, Inc.	3,830	155,345
Becton, Dickinson and Co.	2,855	706,727
Biogen, Inc.*	1,747	485,718
BioMarin Pharmaceutical, Inc.*	2,584	251,268
Bio-Rad Laboratories, Inc. Class A*	239	114,486
Boston Scientific Corporation*	13,297	665,249
Bristol-Myers Squibb Co.	26,363	1,827,220
Cardinal Health, Inc.	2,369	178,859
Catalent, Inc.*	2,876	188,982
Centene Corporation*	4,897	309,539
Charles River Laboratories International, Inc.*	424	85,572
Chemed Corporation	161	86,578
Cigna Group (The)	2,269	579,798
CVS Health Corporation	11,498	854,416
Danaher Corporation	5,035	1,269,021
DENTSPLY SIRONA, Inc.	1,831	71,922
Doximity, Inc. Class A*	382	12,369
Elanco Animal Health, Inc.*	26,803	251,948
Elevance Health, Inc.	1,528	702,590
Eli Lilly and Co.	2,606	894,953
Encompass Health Corporation	918	49,664
Envista Holdings Corporation*	1,454	59,440
Exact Sciences CorporationΔ*	1,840	124,770
Exelixis, Inc.*	3,700	71,817
GE HealthCare Technologies, Inc.*	2,924	239,856
Gilead Sciences, Inc.	11,829	981,452
Globus Medical, Inc. Class A*	372	21,070
HCA Healthcare, Inc.	1,710	450,893
Henry Schein, Inc.*	1,447	117,988
Hologic, Inc.*	2,065	166,645
Humana, Inc.	381	184,960
ICU Medical, Inc.*	62	10,228
Illumina, Inc.*	1,484	345,104
Incyte Corporation*	1,929	139,409
Integra LifeSciences Holdings Corporation*	399	22,907
Intuitive Surgical, Inc.*	236	60,291
Ionis Pharmaceuticals, Inc.Δ*	1,082	38,671
Laboratory Corporation of America Holdings	797	182,848
Masimo Corporation*	48	8,858
McKesson Corporation	1,138	405,185
Mirati Therapeutics, Inc.*	540	20,077
Moderna, Inc.*	2,677	411,134
	Shares	Value
Molina Healthcare, Inc.*	165	$44,136
Natera, Inc.*	401	22,264
Oak Street Health, Inc.*	1,155	44,675
Organon & Co.	10,196	239,810
PerkinElmer, Inc.	961	128,063
Premier, Inc. Class A	2,254	72,962
Quest Diagnostics, Inc.	1,217	172,181
QuidelOrtho Corporation*	438	39,021
Regeneron Pharmaceuticals, Inc.*	873	717,318
Repligen Corporation*	365	61,451
Stryker Corporation	1,371	391,379
Syneos Health, Inc.*	2,346	83,565
Teladoc Health, Inc.Δ*	671	17,379
Teleflex, Inc.	353	89,418
Tenet Healthcare Corporation*	597	35,474
Thermo Fisher Scientific, Inc.	2,856	1,646,113
Ultragenyx Pharmaceutical, Inc.*	569	22,817
United Therapeutics Corporation*	649	145,350
UnitedHealth Group, Inc.	910	430,057
Universal Health Services, Inc. Class B	520	66,092
Vertex Pharmaceuticals, Inc.*	560	176,439
Viatris, Inc.	43,434	417,835
Zimmer Biomet Holdings, Inc.	1,662	214,730
		21,067,838
Industrials ? 9.5%
3M Co.	4,620	485,608
A.O. Smith Corporation	757	52,347
Acuity Brands, Inc.	224	40,932
AECOM	1,080	91,066
AGCO Corporation	307	41,506
Alaska Air Group, Inc.*	1,150	48,254
American Airlines Group, Inc.Δ*	3,333	49,162
AMETEK, Inc.	1,907	277,144
Automatic Data Processing, Inc.	507	112,873
Avis Budget Group, Inc.*	188	36,622
Axon Enterprise, Inc.*	40	8,994
Boeing Co. (The)*	3,184	676,377
Broadridge Financial Solutions, Inc.	207	30,340
Builders FirstSource, Inc.*	1,126	99,966
BWX Technologies, Inc.	488	30,764
C.H. Robinson Worldwide, Inc.Δ	633	62,901
CACI International, Inc. Class A*	152	45,035
Carrier Global Corporation	6,892	315,309
Caterpillar, Inc.	647	148,059
Cintas Corporation	89	41,179
Clean Harbors, Inc.*	220	31,363
Concentrix Corporation	396	48,134
CoStar Group, Inc.*	2,901	199,734
Crane Holdings Co.	265	30,077
CSX Corporation	13,770	412,274
Cummins, Inc.	1,199	286,417
Curtiss-Wright Corporation	244	43,007
Donaldson Co., Inc.	810	52,925
Dover Corporation	958	145,559
Dun & Bradstreet Holdings, Inc.	719	8,441
Emerson Electric Co.	3,401	296,363

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Equifax, Inc.	374	$75,862
Esab Corporation	116	6,852
Expeditors International of Washington, Inc.	382	42,066
FedEx Corporation	1,908	435,959
Flowserve Corporation	500	17,000
Fortive Corporation	3,396	231,505
Fortune Brands Innovations, Inc.	76	4,463
FTI Consulting, Inc.*	202	39,865
General Dynamics Corporation	2,327	531,045
General Electric Co.	8,174	781,434
Genpact, Ltd.	1,201	55,510
Graco, Inc.	543	39,644
HEICO Corporation	37	6,328
HEICO Corporation Class A	81	11,008
Hertz Global Holdings, Inc.Δ*	1,399	22,790
Hexcel Corporation	118	8,053
Honeywell International, Inc.	3,816	729,314
Howmet Aerospace, Inc.	1,608	68,131
Hubbell, Inc.	480	116,789
Huntington Ingalls Industries, Inc.	331	68,524
IDEX Corporation	517	119,443
Illinois ToolWorks, Inc.	606	147,531
Ingersoll-Rand, Inc.	3,593	209,041
ITT, Inc.	963	83,107
J.B. Hunt Transport Services, Inc.	226	39,654
Jacobs Solutions, Inc.	944	110,929
KBR, Inc.	192	10,570
Kirby Corporation*	728	50,742
Knight-Swift Transportation Holdings, Inc.	1,485	84,021
L3Harris Technologies, Inc.	1,828	358,727
Landstar System, Inc.	266	47,683
Leidos Holdings, Inc.	1,208	111,208
Lennox International, Inc.	173	43,471
ManpowerGroup, Inc.	282	23,273
Masco Corporation	1,466	72,890
MasTec, Inc.Δ*	176	16,621
Masterbrand, Inc.*	76	611
MDU Resources Group, Inc.	1,489	45,385
Mercury Systems, Inc.*	340	17,381
Middleby Corporation (The)Δ*	190	27,856
MSA Safety, Inc.	65	8,677
MSC Industrial Direct Co., Inc. Class A	564	47,376
Nordson Corporation	339	75,346
Norfolk Southern Corporation	2,027	429,724
Northrop Grumman Corporation	1,121	517,588
Oshkosh Corporation	349	29,030
Otis Worldwide Corporation	2,749	232,016
Owens Corning	521	49,912
PACCAR, Inc.	4,179	305,903
Parker-Hannifin Corporation	676	227,210
Plug Power, Inc.Δ*	1,317	15,435
Quanta Services, Inc.	295	49,159
Raytheon Technologies Corporation	12,815	1,254,973
Regal Beloit Corporation	394	55,448
	Shares	Value
Republic Services, Inc.	1,880	$254,214
Robert Half International, Inc.	181	14,583
Rockwell Automation, Inc.	317	93,024
Rollins, Inc.	432	16,213
RXO, Inc.*	281	5,519
Ryder System, Inc.	362	32,305
Schneider National, Inc. Class B	610	16,317
Science Applications International Corporation	391	42,017
Snap-on, Inc.	480	118,507
Southwest Airlines Co.	5,604	182,354
SS&C Technologies Holdings, Inc.	1,978	111,698
Stanley Black & Decker, Inc.	1,152	92,828
Stericycle, Inc.*	330	14,391
Sunrun, Inc.*	1,174	23,656
Tetra Tech, Inc.	108	15,866
Textron, Inc.	2,223	157,010
Timken Co. (The)	95	7,763
TransDigm Group, Inc.	165	121,613
TransUnion	107	6,649
Uber Technologies, Inc.*	1,748	55,412
U-Haul Holding Co.	729	37,799
U-Haul Holding Co. (New York Exchange)	81	4,832
United Airlines Holdings, Inc.*	2,706	119,740
United Parcel Service, Inc. Class B	894	173,427
United Rentals, Inc.	277	109,626
Valmont Industries, Inc.	46	14,687
Vertiv Holdings Co.	415	5,939
Waste Management, Inc.	666	108,671
Watsco, Inc.Δ	92	29,271
Westinghouse Air Brake Technologies Corporation	1,403	141,787
WillScot Mobile Mini Holdings Corporation*	120	5,626
Woodward, Inc.	253	24,635
XPO Logistics, Inc.*	281	8,964
Xylem, Inc.	1,037	108,574
		14,734,332
Information Technology ? 8.1%
Advanced Micro Devices, Inc.*	2,694	264,039
Akamai Technologies, Inc.*	1,456	114,005
Amdocs, Ltd.	1,492	143,277
Amphenol Corporation Class A	1,783	145,707
Analog Devices, Inc.	3,465	683,367
ANSYS, Inc.*	407	135,450
Arrow Electronics, Inc.*	613	76,545
Avnet, Inc.	1,233	55,732
Bill.com Holdings, Inc.*	694	56,311
Black Knight, Inc.*	1,388	79,893
CCC Intelligent Solutions Holdings, Inc.*	1,695	15,204
Ceridian HCM Holding, Inc.*	758	55,501
Ciena Corporation*	691	36,291
Cirrus Logic, Inc.*	450	49,221
Cisco Systems, Inc.	35,091	1,834,382

	Shares	Value
Cognizant Technology Solutions Corporation Class A	4,720	$287,590
Coherent Corporation*	596	22,696
Corning, Inc.	6,687	235,917
Dell Technologies, Inc. Class C	2,174	87,417
Dolby Laboratories, Inc. Class A	1,167	99,685
Dropbox, Inc. Class A*	1,330	28,755
DXC Technology Co.*	1,336	34,148
F5, Inc.*	392	57,110
First Solar, Inc.*	891	193,793
Gen Digital, Inc.	3,806	65,311
GoDaddy, Inc. Class A*	1,079	83,860
Guidewire Software, Inc.*	719	58,994
Hewlett Packard Enterprise Co.	14,467	230,459
HP, Inc.	6,109	179,299
Informatica, Inc. Class A*	265	4,346
Intel Corporation	34,296	1,120,450
International Business Machines Corporation	2,809	368,232
IPG Photonics Corporation*	106	13,071
Jabil, Inc.	139	12,254
Juniper Networks, Inc.	2,633	90,628
Keysight Technologies, Inc.*	165	26,644
Kyndryl Holdings, Inc.*	643	9,491
Littelfuse, Inc.	202	54,154
Lumentum Holdings, Inc.Δ*	375	20,254
Manhattan Associates, Inc.*	403	62,405
Marvell Technology, Inc.	7,185	311,110
Microchip Technology, Inc.	331	27,731
Micron Technology, Inc.	7,175	432,939
MKS Instruments, Inc.	178	15,774
Motorola Solutions, Inc.	1,437	411,169
National Instruments Corporation	921	48,270
nCino, Inc.*	211	5,229
NCR CorporationΔ*	772	18,211
Nutanix, Inc. Class A*	989	25,704
Okta, Inc.*	1,012	87,275
ON Semiconductor Corporation*	1,259	103,641
Oracle Corporation	4,316	401,043
Paycor HCM, Inc.*	463	12,279
Procore Technologies, Inc.*	95	5,950
Qorvo, Inc.*	625	63,481
Roper Technologies, Inc.	967	426,147
Salesforce, Inc.*	6,315	1,261,611
Skyworks Solutions, Inc.	1,231	145,233
Snowflake, Inc. Class A*	72	11,109
TD SYNNEX Corporation	548	53,041
Teledyne Technologies, Inc.*	395	176,707
Teradata Corporation*	272	10,956
Texas Instruments, Inc.	2,657	494,229
Trimble, Inc.*	1,900	99,598
Twilio, Inc. Class A*	628	41,844
Tyler Technologies, Inc.*	82	29,080
Ubiquiti, Inc.	15	4,075
UiPath, Inc. Class A*	2,440	42,846
Unity Software, Inc.Δ*	219	7,104
VeriSign, Inc.*	606	128,066
	Shares	Value
Viasat, Inc.*	326	$11,032
VMware, Inc. Class A*	1,015	126,723
Western Digital Corporation*	2,375	89,466
Wolfspeed, Inc.*	737	47,868
Zebra Technologies Corporation Class A*	206	65,508
Zoom Video Communications, Inc. Class A*	1,125	83,070
		12,517,007
Materials ? 3.6%
Air Products and Chemicals, Inc.	1,858	533,636
Albemarle Corporation	392	86,648
Alcoa Corporation	1,294	55,073
AptarGroup, Inc.	791	93,488
Ashland, Inc.	357	36,667
Avery Dennison Corporation	331	59,226
Axalta Coating Systems, Ltd.*	370	11,207
Ball CorporationΔ	1,517	83,602
Berry Global Group, Inc.	252	14,843
Celanese Corporation	905	98,545
Chemours Co. (The)	169	5,060
Cleveland-Cliffs, Inc.*	3,198	58,619
Corteva, Inc.	6,123	369,278
Crown Holdings, Inc.	111	9,181
Dow, Inc.	6,893	377,874
DuPont de Nemours, Inc.	3,816	273,874
Eagle Materials, Inc.	91	13,354
Eastman Chemical Co.	1,142	96,316
Ecolab, Inc.	314	51,976
Element Solutions, Inc.	899	17,360
FMC Corporation	830	101,368
Freeport-McMoRan, Inc.	11,301	462,324
Ginkgo Bioworks Holdings, Inc.Δ*	1,878	2,498
Graphic Packaging Holding Co.	445	11,343
Huntsman Corporation	1,831	50,096
International Flavors & Fragrances, Inc.	2,205	202,772
International Paper Co.	4,091	147,521
Martin Marietta Materials, Inc.	475	168,654
Mosaic Co. (The)	2,576	118,187
NewMarket Corporation	72	26,279
Newmont Corporation	6,737	330,248
Nucor Corporation	2,085	322,070
Olin Corporation	1,045	57,998
Packaging Corporation of America	1,086	150,769
PPG Industries, Inc.	910	121,558
Reliance Steel & Aluminum Co.	540	138,640
Royal Gold, Inc.	623	80,809
RPM International, Inc.	1,128	98,407
Scotts Miracle-Gro Co. (The)	70	4,882
Silgan Holdings, Inc.	886	47,552
Sonoco Products Co.	1,474	89,914
Southern Copper Corporation	919	70,074
Steel Dynamics, Inc.	1,434	162,128
United States Steel Corporation	1,233	32,181
Vulcan Materials Co.	802	137,591

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Westlake Corporation	385	$44,652
Westrock Co.	2,759	84,067
		5,610,409
Real Estate ? 4.4%
Alexandria Real Estate Equities, Inc. REIT	1,625	204,084
American Homes 4 Rent Class A REIT	4,508	141,777
American Tower Corporation REIT	860	175,732
Americold Realty Trust REIT	2,045	58,180
Apartment Income REIT Corporation	1,306	46,768
AvalonBay Communities, Inc. REIT	1,215	204,193
Boston Properties, Inc. REIT	1,189	64,349
Brixmor Property Group, Inc. REIT	745	16,032
Camden Property Trust REIT	916	96,033
CBRE Group, Inc. Class A*	2,647	192,728
Cousins Properties, Inc. REIT	1,298	27,751
CubeSmart REIT	1,816	83,936
Digital Realty Trust, Inc. REITΔ	2,358	231,815
Douglas Emmett, Inc. REIT	735	9,063
EastGroup Properties, Inc. REIT	275	45,463
EPR Properties REIT	259	9,868
Equinix, Inc. REIT	184	132,671
Equity LifeStyle Properties, Inc. REIT	514	34,505
Equity Residential REIT	3,377	202,620
Essex Property Trust, Inc. REIT	581	121,510
Extra Space Storage, Inc. REIT	903	147,126
Federal Realty Investment Trust REIT	1,099	108,614
First Industrial Realty Trust, Inc. REIT	658	35,006
Healthcare Realty Trust, Inc. REIT	3,831	74,053
Healthpeak Properties, Inc. REIT	5,431	119,319
Highwoods Properties, Inc. REIT	625	14,494
Host Hotels & Resorts, Inc. REIT	5,729	94,471
Howard Hughes Corporation (The)*	597	47,760
Hudson Pacific Properties, Inc. REIT	470	3,126
Invitation Homes, Inc. REITΔ	4,692	146,531
Iron Mountain, Inc. REIT	203	10,741
Jones Lang LaSalle, Inc.*	637	92,677
Kilroy Realty Corporation REIT	743	24,073
Kimco Realty Corporation REIT	4,049	79,077
Life Storage, Inc. REIT	677	88,748
Medical Properties Trust, Inc. REITΔ	6,269	51,531
Mid-America Apartment Communities, Inc. REITΔ	955	144,243
National Retail Properties, Inc. REIT	1,716	75,761
National Storage Affiliates Trust REIT	423	17,673
Omega Healthcare Investors, Inc. REITΔ	2,753	75,460
Prologis, Inc. REIT	7,865	981,316
Public Storage REIT	396	119,647
Rayonier, Inc. REIT	888	29,535
Realty Income Corporation REIT	6,456	408,794
Regency Centers Corporation REITΔ	1,495	91,464
Rexford Industrial Realty, Inc. REIT	2,407	143,578
	Shares	Value
SBA Communications Corporation REIT	606	$158,208
Simon Property Group, Inc. REIT	1,366	152,951
Spirit Realty Capital, Inc. REIT	1,499	59,720
Sun Communities, Inc. REIT	891	125,524
UDR, Inc. REIT	3,059	125,603
Ventas, Inc. REIT	3,176	137,680
Vornado Realty Trust REITΔ	905	13,910
Welltower, Inc. REIT	3,934	282,029
Weyerhaeuser Co. REIT	6,055	182,437
WP Carey, Inc. REITΔ	2,585	200,208
Zillow Group, Inc. Class A*	576	25,171
Zillow Group, Inc. Class CΔ*	1,218	54,164
		6,841,501
Utilities ? 5.5%
AES Corporation (The)	4,281	103,086
Alliant Energy Corporation	1,125	60,075
Ameren Corporation	1,679	145,049
American Electric Power Co., Inc.	3,963	360,593
American Water Works Co., Inc.	1,776	260,166
Atmos Energy CorporationΔ	1,538	172,810
Avangrid, Inc.	1,393	55,553
CenterPoint Energy, Inc.	4,585	135,074
CMS Energy CorporationΔ	2,613	160,386
Consolidated Edison, Inc.	3,493	334,175
Constellation Energy Corporation	2,403	188,635
Dominion Energy, Inc.	7,552	422,232
DTE Energy Co.	1,700	186,218
Duke Energy Corporation	9,016	869,774
Edison International	2,536	179,016
Entergy Corporation	1,262	135,968
Essential Utilities, Inc.	2,894	126,323
Evergy, Inc.	1,124	68,699
Eversource Energy	2,957	231,415
Exelon Corporation	7,281	305,001
FirstEnergy Corporation	3,450	138,207
National Fuel Gas Co.	469	27,080
NextEra Energy, Inc.	16,371	1,261,877
NiSource, Inc.	3,384	94,617
NRG Energy, Inc.	1,827	62,648
OGE Energy Corporation	248	9,340
PG&E Corporation*	12,987	210,000
Pinnacle West Capital Corporation	616	48,812
PPL Corporation	4,140	115,051
Public Service Enterprise Group, Inc.	4,061	253,609
Sempra Energy	2,681	405,260
Southern Co. (The)	9,460	658,227
UGI Corporation	1,214	42,199
Vistra Corporation	2,406	57,744
WEC Energy Group, Inc.	3,437	325,793
Xcel Energy, Inc.	3,973	267,939
		8,478,651
Total Common Stocks (Cost $141,440,140)		143,526,375

	Shares	Value
FOREIGN COMMON STOCKS ? 4.6%
Bermuda ? 0.0%
RenaissanceRe Holdings, Ltd.	111	$22,238
Canada ? 0.1%
Brookfield Renewable Corporation Class A	1,679	58,681
SSR Mining, Inc.	1,640	24,797
		83,478
Curacao ? 0.4%
Schlumberger NV	11,699	574,421
Ireland ? 2.7%
Aon PLC Class A	51	16,080
Eaton Corporation PLC	3,280	561,995
Horizon Therapeutics PLC*	581	63,410
Jazz Pharmaceuticals PLC*	2,907	425,381
Johnson Controls International PLC	5,803	349,457
Linde PLC	3,282	1,166,554
Medtronic PLC	12,365	996,866
nVent Electric PLC	1,046	44,915
Pentair PLC	1,088	60,134
STERIS PLC	964	184,394
Trane Technologies PLC	948	174,413
Willis Towers Watson PLC	897	208,445
		4,252,044
Jersey ? 0.2%
Amcor PLC	15,748	179,212
Aptiv PLC*	1,270	142,481
Clarivate PLCΔ*	2,929	27,504
Janus Henderson Group PLC	927	24,695
		373,892
Netherlands ? 0.2%
LyondellBasell Industries NV Class A	2,645	248,339
QIAGEN NV*	1,966	90,298
		338,637
	Shares	Value
Panama ? 0.0%
Copa Holdings SA Class AΔ*	217	$20,040
Switzerland ? 0.6%
Chubb, Ltd.	3,811	740,020
Garmin, Ltd.	1,113	112,324
		852,344
United Arab Emirates ? 0.0%
GLOBALFOUNDRIES, Inc.Δ*	321	23,170
United Kingdom ? 0.4%
Royalty Pharma PLC Class A	16,260	585,848
Sensata Technologies Holding PLC	466	23,309
		609,157
Total Foreign Common Stocks (Cost $6,647,378)		7,149,421
MUTUAL FUNDS ? 0.5%
iShares Russell 1000 Value ETF (Cost $803,067)	5,150	784,139
MONEY MARKET FUNDS ? 3.5%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	5,088,853	5,088,853
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	399,969	399,969
Total Money Market Funds (Cost $5,488,822)		5,488,822
TOTAL INVESTMENTS ? 100.9% (Cost $154,379,407)		156,948,757
Liabilities in Excess of Other Assets ? (0.9)%		(1,401,066)
NET ASSETS ? 100.0%		$155,547,691
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500? E-Mini	06/2023	19	$3,930,863	$165,510
S&P 500? Micro E-Mini	06/2023	19	393,086	23,034
Total Futures Contracts outstanding at March 31, 2023			$4,323,949	$188,544
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 83.9%
Communication Services ? 6.5%
Alphabet, Inc. Class C*	55,174	$5,738,096
AT&T, Inc.	74,973	1,443,230
Comcast Corporation Class A	544,419	20,638,924
Electronic Arts, Inc.	75,610	9,107,225
Fox Corporation Class A	75,770	2,579,969
Paramount Global Class BΔ	71,469	1,594,473
Verizon Communications, Inc.	297,512	11,570,242
Walt Disney Co. (The)*	52,461	5,252,920
Warner Bros Discovery, Inc.*	202,811	3,062,446
		60,987,525
Consumer Discretionary ? 4.9%
Aramark	245,675	8,795,165
Darden Restaurants, Inc.	32,649	5,065,819
Dick's Sporting Goods, Inc.	24,839	3,524,406
General Motors Co.	33,109	1,214,438
Lennar Corporation Class A	61,064	6,418,437
Lithia Motors, Inc.Δ	24,323	5,568,264
Lowe?s Cos., Inc.	28,670	5,733,140
Ralph Lauren CorporationΔ	31,560	3,682,105
Starbucks Corporation	56,206	5,852,731
		45,854,505
Consumer Staples ? 7.0%
Church & Dwight Co., Inc.	24,195	2,139,080
Colgate-Palmolive Co.	151,836	11,410,475
Conagra Brands, Inc.	201,229	7,558,161
Dollar General Corporation	47,245	9,943,183
Keurig Dr. Pepper, Inc.	51,493	1,816,673
Kimberly-Clark Corporation	63,899	8,576,524
Lamb Weston Holdings, Inc.	34,378	3,593,189
Mondelez International, Inc. Class A	91,546	6,382,587
PepsiCo, Inc.	21,297	3,882,443
Target Corporation	41,176	6,819,981
Walmart, Inc.	25,956	3,827,212
		65,949,508
Energy ? 7.1%
Baker Hughes Co.	110,844	3,198,958
Chevron Corporation	34,711	5,663,447
Exxon Mobil Corporation	155,412	17,042,480
Halliburton Co.	259,745	8,218,332
Hess CorporationΔ	93,505	12,374,451
Phillips 66	112,113	11,366,016
Pioneer Natural Resources Co.	27,775	5,672,766
Valero Energy CorporationΔ	26,837	3,746,445
		67,282,895
Financials ? 19.6%
Allstate Corporation (The)	130,298	14,438,321
American Express Co.	29,305	4,833,860
American International Group, Inc.	161,174	8,116,723
Ameriprise Financial, Inc.	13,076	4,007,794
Apollo Global Management, Inc.Δ	52,479	3,314,574
Bank of New York Mellon Corporation (The)	147,150	6,686,496
Berkshire Hathaway, Inc. Class B*	83,489	25,778,899
	Shares	Value
BlackRock, Inc.	15,436	$10,328,536
Charles Schwab Corporation (The)	90,881	4,760,347
Cincinnati Financial Corporation	31,174	3,493,982
Fidelity National Information Services, Inc.	276,576	15,026,374
Fiserv, Inc.*	40,109	4,533,520
Intercontinental Exchange, Inc.	37,015	3,860,294
JPMorgan Chase & Co.	98,804	12,875,149
M&T Bank Corporation	78,423	9,377,038
Marsh & McLennan Cos., Inc.	27,645	4,604,275
MetLife, Inc.	64,362	3,729,134
Morgan Stanley	40,105	3,521,219
Northern Trust Corporation	62,260	5,486,974
Progressive Corporation (The)	52,871	7,563,725
Reinsurance Group of America, Inc.	35,318	4,688,818
Truist Financial Corporation	142,785	4,868,969
U.S. Bancorp	156,206	5,631,226
Wells Fargo & Co.	341,205	12,754,243
		184,280,490
Health Care ? 9.1%
Amgen, Inc.	11,799	2,852,408
Avantor, Inc.*	300,955	6,362,189
Becton, Dickinson and Co.	15,097	3,737,111
Centene Corporation*	68,355	4,320,720
CVS Health Corporation	119,449	8,876,255
Elevance Health, Inc.	25,505	11,727,454
GE HealthCare Technologies, Inc.Δ*	31,986	2,623,812
Gilead Sciences, Inc.	46,954	3,895,773
Henry Schein, Inc.*	69,469	5,664,502
McKesson Corporation	14,044	5,000,366
Molina Healthcare, Inc.*	11,533	3,084,962
Quest Diagnostics, Inc.	43,641	6,174,329
UnitedHealth Group, Inc.	17,038	8,051,989
Zimmer Biomet Holdings, Inc.	105,220	13,594,424
		85,966,294
Industrials ? 8.5%
AECOM	38,398	3,237,719
Emerson Electric Co.	33,517	2,920,671
Fastenal Co.	78,624	4,240,979
General Electric Co.	45,922	4,390,143
J.B. Hunt Transport Services, Inc.	72,340	12,692,777
Norfolk Southern Corporation	19,738	4,184,456
Oshkosh Corporation	46,092	3,833,933
Paychex, Inc.	39,821	4,563,088
Raytheon Technologies Corporation	116,774	11,435,678
Southwest Airlines Co.	115,110	3,745,679
Stanley Black & Decker, Inc.Δ	44,680	3,600,314
Textron, Inc.	55,046	3,887,899
United Parcel Service, Inc. Class B	55,898	10,843,653
Vertiv Holdings Co.	480,806	6,880,334
		80,457,323
Information Technology ? 10.1%
Apple, Inc.	57,752	9,523,305
Broadcom, Inc.	24,021	15,410,432
Cisco Systems, Inc.	188,424	9,849,865

	Shares	Value
Cognizant Technology Solutions Corporation Class A	118,026	$7,191,324
Corning, Inc.	46,962	1,656,819
F5, Inc.*	38,536	5,614,310
International Business Machines Corporation	27,350	3,585,312
Juniper Networks, Inc.	94,358	3,247,802
Microsoft Corporation	27,565	7,946,990
ON Semiconductor Corporation*	65,372	5,381,423
Oracle Corporation	68,737	6,387,042
QUALCOMM, Inc.	53,055	6,768,757
Salesforce, Inc.*	6,531	1,304,763
Texas Instruments, Inc.	58,245	10,834,152
		94,702,296
Materials ? 5.0%
Air Products and Chemicals, Inc.	60,516	17,380,800
Axalta Coating Systems, Ltd.Δ*	232,940	7,055,753
DuPont de Nemours, Inc.	123,002	8,827,853
Freeport-McMoRan, Inc.	78,971	3,230,704
Packaging Corporation of AmericaΔ	42,089	5,843,216
Sonoco Products Co.	73,077	4,457,697
		46,796,023
Real Estate ? 1.9%
Crown Castle, Inc. REIT	34,899	4,670,882
Jones Lang LaSalle, Inc.*	17,644	2,567,026
Public Storage REIT	20,022	6,049,447
Simon Property Group, Inc. REIT	21,196	2,373,316
Weyerhaeuser Co. REIT	58,334	1,757,603
		17,418,274
Utilities ? 4.2%
AES Corporation (The)	154,405	3,718,073
Atmos Energy CorporationΔ	76,939	8,644,866
Dominion Energy, Inc.	70,134	3,921,192
Duke Energy Corporation	90,173	8,698,989
Edison International	84,366	5,955,396
Pinnacle West Capital Corporation	108,018	8,559,346
		39,497,862
Total Common Stocks (Cost $719,659,462)		789,192,995
FOREIGN COMMON STOCKS ? 12.0%
Canada ? 0.6%
Enbridge, Inc.Δ	136,391	5,203,317
France ? 1.1%
TotalEnergies SE ADR	173,646	10,253,796
Germany ? 0.3%
Siemens AG	16,447	2,664,478
	Shares	Value
Ireland ? 4.8%
Johnson Controls International PLC	78,964	$4,755,212
Medtronic PLC	331,653	26,737,865
nVent Electric PLC	79,973	3,434,041
STERIS PLC	12,277	2,348,344
Willis Towers Watson PLCΔ	34,520	8,021,758
		45,297,220
Japan ? 0.3%
Nintendo Co., Ltd. ADRΔ	282,526	2,737,677
Jersey ? 0.7%
Aptiv PLC*	62,130	6,970,365
Netherlands ? 0.5%
Koninklijke Ahold Delhaize NV	137,774	4,707,066
Singapore ? 0.4%
Flex, Ltd.*	182,781	4,205,791
Switzerland ? 2.1%
Nestle SA ADR	36,875	4,487,319
Novartis AG	31,369	2,880,256
Roche Holding AG	28,321	8,092,516
TE Connectivity, Ltd.	35,003	4,590,643
		20,050,734
United Kingdom ? 1.2%
Unilever PLC ADR	213,343	11,078,902
Total Foreign Common Stocks (Cost $112,752,557)		113,169,346
MUTUAL FUNDS ? 0.7%
iShares Russell 1000 Value ETF (Cost $6,561,429)	41,082	6,255,145
MONEY MARKET FUNDS ? 3.3%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	31,199,475	31,199,475
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	261,000	261,000
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	88,350	88,350
Total Money Market Funds (Cost $31,548,825)		31,548,825
TOTAL INVESTMENTS ? 99.9% (Cost $870,522,273)		940,166,311
Other Assets in Excess of Liabilities ? 0.1%		923,285
NET ASSETS ? 100.0%		$941,089,596
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500? E-Mini	06/2023	62	$12,827,025	$567,326

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/23	Euro	422,428	U.S. Dollars	458,382	JPM	$2,130
06/30/23	U.S. Dollars	402,007	Euro	368,324	JPM	476
06/30/23	U.S. Dollars	252,031	Swiss Franc	228,194	MSCS	132
Subtotal Appreciation						$2,738
06/30/23	U.S. Dollars	10,373,375	Swiss Franc	9,408,288	MSCS	$(12,258)
06/30/23	U.S. Dollars	10,690,312	British Pound	8,700,577	BOA	(61,828)
06/30/23	U.S. Dollars	16,962,549	Euro	15,698,957	JPM	(151,787)
Subtotal Depreciation						$(225,873)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(223,135)
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 94.3%
Communication Services ? 6.9%
Alphabet, Inc. Class A*	41,964	$4,352,926
Alphabet, Inc. Class C*	36,198	3,764,592
Cable One, Inc.	25	17,550
Charter Communications, Inc. Class A*	854	305,399
Electronic Arts, Inc.	296	35,653
Liberty Broadband Corporation*	444	36,275
Liberty Broadband Corporation Class A*	68	5,584
Liberty Media Corporation Class A*	743	20,871
Liberty Media Corporation-Liberty Formula One*	206	15,415
Liberty Media Corporation-Liberty Formula One Class A*	127	8,572
Liberty Media Corporation-Liberty SiriusXM Class C*	329	9,209
Live Nation Entertainment, Inc.*	551	38,570
Madison Square Garden Sports Corporation	88	17,147
Meta Platforms, Inc. Class A*	3,791	803,465
Netflix, Inc.*	1,538	531,348
Nexstar Media Group, Inc. Class A	97	16,748
Pinterest, Inc. Class A*	674	18,380
Playtika Holding Corporation*	453	5,101
ROBLOX Corporation Class A*	3,775	169,799
Roku, Inc.Δ*	157	10,334
Spotify Technology SA*	1,103	147,383
Take-Two Interactive Software, Inc.*	1,114	132,900
Trade Desk, Inc. (The) Class A*	3,205	195,217
Walt Disney Co. (The)*	1,072	107,339
Warner Bros Discovery, Inc.*	13,825	208,757
World Wrestling Entertainment, Inc. Class A	371	33,857
ZoomInfo Technologies, Inc.*	1,952	48,234
		11,056,625
Consumer Discretionary ? 13.7%
Advance Auto Parts, Inc.	76	9,242
Airbnb, Inc. Class A*	2,917	362,875
Amazon.com, Inc.*	70,584	7,290,621
AutoZone, Inc.*	136	334,308
Best Buy Co., Inc.	526	41,170
Booking Holdings, Inc.*	307	814,290
Bright Horizons Family Solutions, Inc.*	70	5,389
Brunswick Corporation	111	9,102
Burlington Stores, Inc.*	482	97,412
CarMax, Inc.Δ*	86	5,528
Carvana Co.Δ*	664	6,501
Chipotle Mexican Grill, Inc.*	222	379,240
Choice Hotels International, Inc.	278	32,579
D.R. Horton, Inc.	1,358	132,663
Darden Restaurants, Inc.	836	129,714
Deckers Outdoor Corporation*	154	69,231
Domino?s Pizza, Inc.	200	65,974
DoorDash, Inc. Class A*	1,579	100,361
eBay, Inc.	700	31,059
	Shares	Value
Etsy, Inc.Δ*	913	$101,644
Expedia Group, Inc.*	1,220	118,377
Five Below, Inc.*	413	85,066
Floor & Decor Holdings, Inc. Class AΔ*	654	64,236
Genuine Parts Co.	339	56,718
H&R Block, Inc.	1,223	43,111
Hilton Worldwide Holdings, Inc.	1,697	239,056
Home Depot, Inc. (The)	4,757	1,403,886
Leslie's, Inc.*	340	3,743
Lowe?s Cos., Inc.	4,245	848,873
Lucid Group, Inc.Δ*	3,337	26,830
Lululemon Athletica, Inc.*	868	316,117
Marriott International, Inc. Class A	2,204	365,952
Mattel, Inc.*	1,202	22,129
McDonald?s Corporation	1,689	472,261
NIKE, Inc. Class B	9,692	1,188,627
Nordstrom, Inc.Δ	316	5,141
NVR, Inc.*	15	83,583
O?Reilly Automotive, Inc.*	205	174,041
Planet Fitness, Inc. Class A*	450	34,952
Polaris, Inc.Δ	334	36,950
Pool Corporation	277	94,856
PulteGroup, Inc.	905	52,743
RH*	18	4,384
Ross Stores, Inc.	1,152	122,262
Starbucks Corporation	3,422	356,333
Tapestry, Inc.	375	16,166
Tesla, Inc.*	20,455	4,243,594
TJX Cos., Inc. (The)	9,559	749,043
Toll Brothers, Inc.	457	27,434
TopBuild Corporation*	183	38,090
Tractor Supply Co.	849	199,549
Travel + Leisure Co.	386	15,131
Ulta Beauty, Inc.*	371	202,444
Vail Resorts, Inc.	309	72,207
Victoria's Secret & Co.*	263	8,981
Wayfair, Inc. Class AΔ*	267	9,169
Wendy's Co. (The)	1,644	35,806
Williams-Sonoma, Inc.	391	47,569
Wyndham Hotels & Resorts, Inc.	565	38,335
YETI Holdings, Inc.*	280	11,200
Yum! Brands, Inc.	486	64,191
		22,018,039
Consumer Staples ? 6.0%
BJ's Wholesale Club Holdings, Inc.*	617	46,935
Church & Dwight Co., Inc.	1,675	148,087
Clorox Co. (The)	769	121,687
Coca-Cola Co. (The)	24,892	1,544,051
Colgate-Palmolive Co.	5,155	387,398
Costco Wholesale Corporation	3,626	1,801,651
Dollar General Corporation	1,894	398,611
Dollar Tree, Inc.*	509	73,067
Estee Lauder Cos., Inc. (The) Class A	1,746	430,319
Grocery Outlet Holding Corporation*	121	3,419
Hershey Co. (The)	1,031	262,297

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kellogg Co.	1,495	$100,105
Kimberly-Clark Corporation	2,315	310,719
Lamb Weston Holdings, Inc.	1,075	112,359
Monster Beverage Corporation*	5,164	278,908
Olaplex Holdings, Inc.*	545	2,327
PepsiCo, Inc.	9,730	1,773,779
Performance Food Group Co.*	277	16,714
Procter & Gamble Co. (The)	8,535	1,269,069
Sysco Corporation	4,221	325,988
Target Corporation	1,989	329,438
		9,736,928
Energy ? 1.3%
Antero Resources Corporation*	1,382	31,910
Cheniere Energy, Inc.	1,232	194,163
Coterra Energy, Inc.	1,139	27,951
Devon Energy Corporation	2,522	127,638
Diamondback Energy, Inc.	763	103,135
Enviva, Inc.	195	5,632
EOG Resources, Inc.	3,586	411,063
Halliburton Co.	3,728	117,954
Hess Corporation	1,690	223,655
New Fortress Energy, Inc.	351	10,330
Occidental Petroleum Corporation	5,047	315,084
ONEOK, Inc.Δ	602	38,251
Ovintiv, Inc.	1,274	45,966
PDC Energy, Inc.	302	19,382
Pioneer Natural Resources Co.	1,107	226,094
Range Resources Corporation	1,147	30,361
Targa Resources Corporation	1,566	114,240
Texas Pacific Land Corporation	44	74,845
		2,117,654
Financials ? 6.3%
American Express Co.	376	62,021
Ameriprise Financial, Inc.	542	166,123
Apollo Global Management, Inc.	2,667	168,448
Arch Capital Group, Ltd.*	1,044	70,856
Ares Management Corporation Class A	1,231	102,715
Arthur J. Gallagher & Co.	277	52,993
Assurant, Inc.	70	8,405
Blackstone, Inc.	5,528	485,579
Blue Owl Capital, Inc.	2,703	29,949
Brown & Brown, Inc.	163	9,359
Charles Schwab Corporation (The)	6,673	349,532
Erie Indemnity Co. Class A	168	38,919
Euronet Worldwide, Inc.*	182	20,366
Everest Re Group, Ltd.	145	51,913
FactSet Research Systems, Inc.	300	124,527
First Citizens BancShares, Inc. Class A	24	23,354
Fiserv, Inc.*	455	51,429
FleetCor Technologies, Inc.*	536	113,016
Jack Henry & Associates, Inc.	588	88,623
Lincoln National Corporation	267	5,999
LPL Financial Holdings, Inc.	610	123,464
Markel Corporation*	61	77,922
	Shares	Value
MarketAxess Holdings, Inc.	299	$116,996
Marsh & McLennan Cos., Inc.	3,675	612,071
Mastercard, Inc. Class A	6,953	2,526,790
Moody?s Corporation	1,187	363,246
Morningstar, Inc.	147	29,845
MSCI, Inc.	427	238,988
PayPal Holdings, Inc.*	2,737	207,848
Progressive Corporation (The)	4,295	614,443
Raymond James Financial, Inc.	191	17,815
Ryan Specialty Holdings, Inc.*	638	25,673
Shift4 Payments, Inc. Class AΔ*	282	21,376
Toast, Inc. Class AΔ*	1,378	24,459
Tradeweb Markets, Inc. Class A	511	40,379
UWM Holdings Corporation	2,580	12,668
Visa, Inc. Class AΔ	12,982	2,926,922
Western Alliance Bancorp	519	18,445
Western Union Co. (The)	1,950	21,742
WEX, Inc.*	223	41,007
		10,086,225
Health Care ? 10.7%
10X Genomics, Inc. Class A*	604	33,697
Abbott Laboratories	2,084	211,026
Agilent Technologies, Inc.	2,403	332,431
agilon health, Inc.Δ*	1,208	28,690
Align Technology, Inc.*	452	151,031
Alnylam Pharmaceuticals, Inc.*	1,341	268,629
AmerisourceBergen Corporation	1,362	218,070
Amgen, Inc.	4,652	1,124,621
Avantor, Inc.*	5,003	105,763
Baxter International, Inc.	756	30,663
Bruker Corporation	1,212	95,554
Catalent, Inc.*	1,111	73,004
Certara, Inc.*	504	12,151
Charles River Laboratories International, Inc.*	406	81,939
Chemed Corporation	82	44,095
Cigna Group (The)	481	122,910
Danaher Corporation	644	162,314
DaVita, Inc.*	415	33,661
Dexcom, Inc.*	3,003	348,888
Doximity, Inc. Class AΔ*	274	8,872
Edwards Lifesciences Corporation*	4,874	403,226
Elevance Health, Inc.	643	295,658
Eli Lilly and Co.	5,979	2,053,308
Exact Sciences CorporationΔ*	1,672	113,378
Exelixis, Inc.*	9,915	192,450
GE HealthCare Technologies, Inc.*	294	24,117
Guardant Health, Inc.Δ*	634	14,861
HCA Healthcare, Inc.	120	31,642
Humana, Inc.	746	362,153
IDEXX Laboratories, Inc.*	638	319,051
Incyte Corporation*	4,147	299,704
Insulet CorporationΔ*	506	161,394
Intuitive Surgical, Inc.*	2,654	678,017
Ionis Pharmaceuticals, Inc.Δ*	3,396	121,373
IQVIA Holdings, Inc.*	1,647	327,572

	Shares	Value
Maravai LifeSciences Holdings, Inc. Class A*	994	$13,926
Masimo Corporation*	242	44,659
McKesson Corporation	271	96,490
Mettler-Toledo International, Inc.*	201	307,572
Moderna, Inc.*	381	58,514
Molina Healthcare, Inc.*	388	103,786
Natera, Inc.*	1,411	78,339
Neurocrine Biosciences, Inc.*	1,885	190,800
Novavax, Inc.Δ*	884	6,126
Penumbra, Inc.*	275	76,640
Regeneron Pharmaceuticals, Inc.*	315	258,826
Repligen Corporation*	334	56,232
ResMed, Inc.	1,170	256,218
Sarepta Therapeutics, Inc.*	1,477	203,575
Seagen, Inc.*	1,741	352,500
Sotera Health Co.*	1,375	24,626
Stryker Corporation	1,541	439,909
Syneos Health, Inc.*	456	16,243
Tandem Diabetes Care, Inc.*	305	12,386
Thermo Fisher Scientific, Inc.	502	289,338
Ultragenyx Pharmaceutical, Inc.*	1,349	54,095
UnitedHealth Group, Inc.	6,930	3,275,049
Veeva Systems, Inc. Class A*	1,215	223,305
Vertex Pharmaceuticals, Inc.*	2,556	805,319
Waters Corporation*	536	165,962
West Pharmaceutical Services, Inc.	681	235,946
Zoetis, Inc.	4,673	777,774
		17,310,068
Industrials ? 7.6%
A.O. Smith Corporation	234	16,181
Advanced Drainage Systems, Inc.	436	36,716
AECOM	102	8,601
Allison Transmission Holdings, Inc.	601	27,189
Armstrong World Industries, Inc.	72	5,129
Automatic Data Processing, Inc.	3,203	713,084
Axon Enterprise, Inc.*	387	87,017
Boeing Co. (The)*	1,317	279,770
Booz Allen Hamilton Holding Corporation	1,241	115,028
Broadridge Financial Solutions, Inc.	834	122,239
BWX Technologies, Inc.	226	14,247
C.H. Robinson Worldwide, Inc.Δ	247	24,544
Carlisle Cos., Inc.	356	80,481
Caterpillar, Inc.	3,551	812,611
ChargePoint Holdings, Inc.Δ*	917	9,601
Cintas Corporation	606	280,384
Copart, Inc.*	3,057	229,917
CoStar Group, Inc.*	473	32,566
CSX Corporation	4,685	140,269
Deere & Co.	2,165	893,885
Delta Air Lines, Inc.*	5,471	191,047
Donaldson Co., Inc.	105	6,861
Emerson Electric Co.	1,528	133,150
Equifax, Inc.	432	87,627
Expeditors International of Washington, Inc.	167	18,390
Fastenal Co.	4,613	248,825
	Shares	Value
Fortune Brands Innovations, Inc.	207	$12,157
FTI Consulting, Inc.*	121	23,879
Generac Holdings, Inc.*	415	44,824
General Electric Co.	199	19,024
Genpact, Ltd.	801	37,022
Graco, Inc.	779	56,875
HEICO Corporation	359	61,403
HEICO Corporation Class A	496	67,406
Honeywell International, Inc.	1,504	287,445
Huntington Ingalls Industries, Inc.	91	18,839
IDEX Corporation	126	29,110
Illinois ToolWorks, Inc.	2,242	545,815
J.B. Hunt Transport Services, Inc.	507	88,958
KBR, Inc.	723	39,801
Landstar System, Inc.	234	41,947
Lincoln Electric Holdings, Inc.Δ	469	79,308
Lockheed Martin Corporation	1,929	911,896
Lyft, Inc. Class A*	1,304	12,088
Masco Corporation	169	8,403
Masterbrand, Inc.*	207	1,664
Nordson Corporation	98	21,782
Northrop Grumman Corporation	158	72,952
Old Dominion Freight Line, Inc.	756	257,675
Otis Worldwide Corporation	410	34,604
Parker-Hannifin Corporation	253	85,036
Paychex, Inc.	2,693	308,591
Plug Power, Inc.Δ*	1,679	19,678
Quanta Services, Inc.	583	97,151
Republic Services, Inc.	232	31,371
Robert Half International, Inc.	652	52,532
Rockwell Automation, Inc.	593	174,016
Rollins, Inc.	1,806	67,779
SiteOne Landscape Supply, Inc.*	59	8,075
Spirit AeroSystems Holdings, Inc. Class A	432	14,917
Tetra Tech, Inc.	83	12,194
Toro Co. (The)	733	81,480
TransDigm Group, Inc.	135	99,502
TransUnion	956	59,406
Trex Co., Inc.Δ*	643	31,295
Uber Technologies, Inc.*	12,919	409,532
Union Pacific Corporation	4,911	988,388
United Parcel Service, Inc. Class B	5,344	1,036,683
United Rentals, Inc.	183	72,424
Valmont Industries, Inc.	28	8,940
Verisk Analytics, Inc.	1,289	247,308
W.W. Grainger, Inc.	345	237,639
Waste Management, Inc.	3,269	533,403
Watsco, Inc.Δ	132	41,997
WESCO International, Inc.	114	17,618
WillScot Mobile Mini Holdings Corporation*	972	45,567
Xylem, Inc.	111	11,622
		12,184,380
Information Technology ? 39.2%
Adobe, Inc.*	3,659	1,410,069
Advanced Micro Devices, Inc.*	10,194	999,114

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Allegro MicroSystems, Inc.*	447	$21,452
Alteryx, Inc. Class A*	387	22,771
Amphenol Corporation Class A	3,674	300,239
Analog Devices, Inc.	897	176,906
ANSYS, Inc.*	390	129,792
Apple, Inc.	119,572	19,717,423
Applied Materials, Inc.	6,671	819,399
AppLovin Corporation Class AΔ*	1,472	23,184
Arista Networks, Inc.*	1,931	324,138
Aspen Technology, Inc.*	244	55,844
Atlassian Corporation Class A*	1,113	190,512
Autodesk, Inc.*	1,723	358,660
Bentley Systems, Inc. Class B	1,263	54,296
Black Knight, Inc.*	170	9,785
Broadcom, Inc.	3,167	2,031,757
Cadence Design Systems, Inc.*	2,184	458,837
CCC Intelligent Solutions Holdings, Inc.*	520	4,664
CDW Corporation	1,079	210,286
Ceridian HCM Holding, Inc.*	103	7,542
Cloudflare, Inc. Class A*	2,001	123,382
Cognex Corporation	1,000	49,550
Confluent, Inc. Class A*	791	19,039
Corning, Inc.	731	25,790
Crowdstrike Holdings, Inc. Class A*	1,791	245,833
Datadog, Inc. Class A*	1,905	138,417
Dell Technologies, Inc. Class C	415	16,687
DocuSign, Inc.*	1,337	77,947
DoubleVerify Holdings, Inc.*	270	8,141
Dropbox, Inc. Class A*	1,845	39,889
Dynatrace, Inc.*	1,419	60,024
Enphase Energy, Inc.*	1,031	216,799
Entegris, Inc.	1,011	82,912
EPAM Systems, Inc.*	399	119,301
Fair Isaac Corporation*	195	137,025
Five9, Inc.*	486	35,133
Fortinet, Inc.*	5,159	342,867
Gartner, Inc.*	603	196,439
Gen Digital, Inc.	1,826	31,334
Globant SA*	261	42,807
GoDaddy, Inc. Class A*	153	11,891
HP, Inc.	4,029	118,251
HubSpot, Inc.*	383	164,211
International Business Machines Corporation	5,129	672,361
Intuit, Inc.	2,239	998,213
Jabil, Inc.	733	64,621
Jamf Holding CorporationΔ*	199	3,865
Keysight Technologies, Inc.*	1,266	204,434
KLA Corporation	1,101	439,486
Lam Research Corporation	1,059	561,397
Lattice Semiconductor Corporation*	739	70,575
Manhattan Associates, Inc.*	265	41,035
Microchip Technology, Inc.	3,583	300,184
Micron Technology, Inc.	1,508	90,993
Microsoft Corporation	59,540	17,165,382
MongoDB, Inc.*	450	104,904
Monolithic Power Systems, Inc.	319	159,672
	Shares	Value
National Instruments Corporation	148	$7,757
NetApp, Inc.	2,055	131,212
New Relic, Inc.*	350	26,352
Nutanix, Inc. Class A*	917	23,833
NVIDIA Corporation	18,783	5,217,354
Okta, Inc.*	52	4,484
ON Semiconductor Corporation*	1,973	162,417
Oracle Corporation	8,759	813,886
Palantir Technologies, Inc. Class A*	15,602	131,837
Palo Alto Networks, Inc.*	2,450	489,363
Paycom Software, Inc.*	371	112,788
Paylocity Holding Corporation*	293	58,243
Pegasystems, Inc.	132	6,399
Procore Technologies, Inc.*	285	17,850
PTC, Inc.*	919	117,843
Pure Storage, Inc. Class A*	2,110	53,826
QUALCOMM, Inc.	9,016	1,150,261
RingCentral, Inc. Class A*	475	14,568
Salesforce, Inc.*	1,667	333,033
SentinelOne, Inc. Class AΔ*	703	11,501
ServiceNow, Inc.*	1,635	759,817
Smartsheet, Inc. Class A*	711	33,986
Snowflake, Inc. Class A*	2,247	346,690
Splunk, Inc.*	1,177	112,851
Synopsys, Inc.*	1,282	495,172
Teradata Corporation*	256	10,312
Teradyne, Inc.Δ	942	101,274
Texas Instruments, Inc.	5,147	957,393
Twilio, Inc. Class A*	353	23,520
Tyler Technologies, Inc.*	269	95,398
Ubiquiti, Inc.Δ	16	4,347
Unity Software, Inc.Δ*	906	29,391
Universal Display Corporation	338	52,434
VeriSign, Inc.*	31	6,551
VMware, Inc. Class A*	1,016	126,848
Vontier Corporation	219	5,987
Workday, Inc. Class A*	1,575	325,300
Zebra Technologies Corporation Class A*	110	34,980
Zoom Video Communications, Inc. Class A*	907	66,973
Zscaler, Inc.*	583	68,112
		63,049,604
Materials ? 1.1%
Albemarle Corporation	434	95,931
Avery Dennison Corporation	383	68,530
Ball CorporationΔ	837	46,127
Berry Global Group, Inc.	348	20,497
CF Industries Holdings, Inc.	1,604	116,274
Chemours Co. (The)	723	21,647
Crown Holdings, Inc.	666	55,085
Eagle Materials, Inc.	216	31,698
Ecolab, Inc.	1,707	282,560
FMC Corporation	393	47,997
Graphic Packaging Holding Co.	2,003	51,056
Martin Marietta Materials, Inc.	110	39,057
Mosaic Co. (The)	374	17,159

	Shares	Value
MP Materials Corporation*	503	$14,180
PPG Industries, Inc.	924	123,428
RPM International, Inc.	160	13,958
Scotts Miracle-Gro Co. (The)	70	4,882
Sealed Air Corporation	1,112	51,052
Sherwin-Williams Co. (The)	1,863	418,747
Southern Copper Corporation	638	48,647
Valvoline, Inc.	1,224	42,767
Vulcan Materials Co.	697	119,577
		1,730,856
Real Estate ? 1.4%
American Tower Corporation REIT	2,918	596,264
Apartment Income REIT Corporation	225	8,057
Camden Property Trust REIT	67	7,024
CBRE Group, Inc. Class A*	1,214	88,392
Crown Castle, Inc. REIT	3,609	483,029
Equinix, Inc. REIT	572	412,435
Equity LifeStyle Properties, Inc. REIT	686	46,051
Extra Space Storage, Inc. REIT	124	20,203
Iron Mountain, Inc. REIT	1,753	92,751
Lamar Advertising Co. Class A REIT	504	50,345
Public Storage REIT	990	299,119
SBA Communications Corporation REIT	160	41,771
Simon Property Group, Inc. REIT	1,258	140,858
		2,286,299
Utilities ? 0.1%
AES Corporation (The)	1,294	31,160
National Fuel Gas Co.	227	13,107
Vistra Corporation	2,400	57,600
		101,867
Total Common Stocks (Cost $144,784,479)		151,678,545
FOREIGN COMMON STOCKS ? 1.8%
Bermuda ? 0.0%
RenaissanceRe Holdings, Ltd.	163	32,655
Canada ? 0.0%
Ritchie Bros Auctioneers, Inc.	279	15,728
	Shares	Value
Ireland ? 1.7%
Accenture PLC Class A	5,121	$1,463,633
Allegion PLC	471	50,270
Aon PLC Class A	1,556	490,591
Horizon Therapeutics PLC*	2,099	229,085
Linde PLC	848	301,413
Trane Technologies PLC	1,101	202,562
		2,737,554
Israel ? 0.0%
Wix.com, Ltd.*	159	15,868
Jersey ? 0.1%
Aptiv PLC*	335	37,584
Novocure, Ltd.*	838	50,397
		87,981
Netherlands ? 0.0%
Elastic NV*	512	29,645
United Arab Emirates ? 0.0%
GLOBALFOUNDRIES, Inc.Δ*	100	7,218
Total Foreign Common Stocks (Cost $2,691,154)		2,926,649
MUTUAL FUNDS ? 0.4%
iShares Russell 1000 Growth ETF (Cost $569,843)	2,475	604,717
MONEY MARKET FUNDS ? 3.6%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	5,627,063	5,627,063
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	179,829	179,829
Total Money Market Funds (Cost $5,806,892)		5,806,892
TOTAL INVESTMENTS ? 100.1% (Cost $153,852,368)		161,016,803
Liabilities in Excess of Other Assets ? (0.1)%		(91,306)
NET ASSETS ? 100.0%		$160,925,497
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500? E-Mini	06/2023	22	$4,551,525	$173,481
S&P 500? Micro E-Mini	06/2023	17	351,709	20,609
Total Futures Contracts outstanding at March 31, 2023			$4,903,234	$194,090
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 91.9%
Communication Services ? 11.3%
Alphabet, Inc. Class A*	440,878	$45,732,275
Alphabet, Inc. Class C*	233,132	24,245,728
Charter Communications, Inc. Class A*	2,293	820,000
Live Nation Entertainment, Inc.*	95,405	6,678,350
Meta Platforms, Inc. Class A*	153,315	32,493,581
Netflix, Inc.*	64,314	22,219,201
Snap, Inc. Class A*	102,489	1,148,902
Trade Desk, Inc. (The) Class A*	56,165	3,421,010
Walt Disney Co. (The)*	88,841	8,895,649
Warner Music Group Corporation Class A	51,144	1,706,675
		147,361,371
Consumer Discretionary ? 15.7%
Airbnb, Inc. Class A*	33,171	4,126,472
Amazon.com, Inc.*	682,408	70,485,922
AutoZone, Inc.*	2,815	6,919,692
Chipotle Mexican Grill, Inc.*	7,908	13,509,157
DoorDash, Inc. Class A*	22,191	1,410,460
Etsy, Inc.Δ*	22,717	2,529,084
Floor & Decor Holdings, Inc. Class AΔ*	17,403	1,709,323
Lowe?s Cos., Inc.	39,856	7,970,004
Marriott International, Inc. Class A	76,596	12,718,000
MercadoLibre, Inc.*	5,018	6,614,025
NIKE, Inc. Class B	106,926	13,113,405
O?Reilly Automotive, Inc.*	10,744	9,121,441
Starbucks Corporation	177,191	18,450,899
Tapestry, Inc.	57,432	2,475,893
Tesla, Inc.Δ*	126,834	26,312,982
Yum China Holdings, Inc.	41,754	2,646,786
Yum! Brands, Inc.	35,684	4,713,143
		204,826,688
Consumer Staples ? 3.8%
Coca-Cola Co. (The)	9,734	603,800
Costco Wholesale Corporation	28,155	13,989,375
Estee Lauder Cos., Inc. (The) Class A	36,745	9,056,173
Monster Beverage Corporation*	418,586	22,607,830
Target Corporation	20,648	3,419,928
		49,677,106
Energy ? 1.3%
Cheniere Energy, Inc.	16,107	2,538,463
ConocoPhillips	68,002	6,746,479
Pioneer Natural Resources Co.Δ	34,563	7,059,147
		16,344,089
Financials ? 9.3%
Apollo Global Management, Inc.Δ	154,175	9,737,693
Blackstone, Inc.Δ	36,106	3,171,551
Block, Inc.*	140,259	9,628,780
Capital One Financial Corporation	17,662	1,698,378
Carlyle Group, Inc. (The)Δ	125,955	3,912,162
Charles Schwab Corporation (The)	48,729	2,552,425
FactSet Research Systems, Inc.	13,586	5,639,413
Mastercard, Inc. Class A	86,307	31,364,827
	Shares	Value
Morgan Stanley	54,663	$4,799,412
MSCI, Inc.	4,273	2,391,555
PayPal Holdings, Inc.*	229,079	17,396,259
SEI Investments Co.	77,393	4,453,967
Visa, Inc. Class AΔ	106,012	23,901,466
		120,647,888
Health Care ? 10.7%
10X Genomics, Inc. Class A*	18,950	1,057,221
Align Technology, Inc.*	21,412	7,154,606
Alnylam Pharmaceuticals, Inc.*	6,931	1,388,418
Amgen, Inc.	8,398	2,030,216
CVS Health Corporation	29,723	2,208,716
Dexcom, Inc.*	49,643	5,767,524
Edwards Lifesciences Corporation*	11,865	981,591
Eli Lilly and Co.	6,402	2,198,575
Exact Sciences CorporationΔ*	57,542	3,901,922
HCA Healthcare, Inc.	23,553	6,210,455
Illumina, Inc.*	26,857	6,245,595
Intuitive Surgical, Inc.*	47,828	12,218,619
McKesson Corporation	17,100	6,088,455
Moderna, Inc.*	6,372	978,612
Regeneron Pharmaceuticals, Inc.*	23,619	19,407,024
Sarepta Therapeutics, Inc.*	18,250	2,515,397
Seagen, Inc.*	14,181	2,871,227
Thermo Fisher Scientific, Inc.	2,109	1,215,564
UnitedHealth Group, Inc.	47,832	22,604,925
Veeva Systems, Inc. Class A*	52,945	9,730,762
Vertex Pharmaceuticals, Inc.*	27,354	8,618,425
Zoetis, Inc.	88,091	14,661,866
		140,055,715
Industrials ? 6.2%
Boeing Co. (The)*	89,343	18,979,133
Copart, Inc.*	227,832	17,135,245
CoStar Group, Inc.*	190,143	13,091,346
Deere & Co.	26,649	11,002,839
Equifax, Inc.	5,932	1,203,247
Expeditors International of Washington, Inc.Δ	51,563	5,678,118
Rockwell Automation, Inc.Δ	9,123	2,677,144
Uber Technologies, Inc.*	246,459	7,812,750
United Parcel Service, Inc. Class B	17,327	3,361,265
		80,941,087
Information Technology ? 33.0%
Adobe, Inc.*	36,908	14,223,236
Advanced Micro Devices, Inc.*	192,636	18,880,254
Amphenol Corporation Class A	52,707	4,307,216
Apple, Inc.	485,592	80,074,121
Atlassian Corporation Class A*	12,889	2,206,210
Autodesk, Inc.*	52,002	10,824,736
Cloudflare, Inc. Class AΔ*	30,645	1,889,571
Cognizant Technology Solutions Corporation Class A	39,433	2,402,653
Datadog, Inc. Class A*	18,668	1,356,417
Enphase Energy, Inc.*	4,337	911,984
Entegris, Inc.Δ	14,971	1,227,772
Guidewire Software, Inc.*	79,612	6,532,164

	Shares	Value
HubSpot, Inc.*	6,604	$2,831,465
Intuit, Inc.	46,365	20,670,908
Lam Research Corporation	17,858	9,466,883
Microsoft Corporation	405,959	117,037,980
MongoDB, Inc.*	5,883	1,371,445
NVIDIA Corporation	142,913	39,696,944
Oracle Corporation	249,440	23,177,965
Palo Alto Networks, Inc.Δ*	47,767	9,540,980
QUALCOMM, Inc.	49,915	6,368,156
Salesforce, Inc.*	145,422	29,052,407
ServiceNow, Inc.*	9,302	4,322,825
Snowflake, Inc. Class A*	12,145	1,873,852
Synopsys, Inc.*	11,707	4,521,829
Texas Instruments, Inc.	49,170	9,146,112
Workday, Inc. Class A*	27,831	5,748,215
		429,664,300
Materials ? 0.6%
Freeport-McMoRan, Inc.	158,333	6,477,403
Sherwin-Williams Co. (The)	8,124	1,826,031
		8,303,434
Total Common Stocks (Cost $1,025,888,419)		1,197,821,678
FOREIGN COMMON STOCKS ? 4.7%
Canada ? 0.9%
Shopify, Inc. Class A*	234,997	11,265,756
China ? 0.3%
Alibaba Group Holding, Ltd. ADR*	42,708	4,363,903
Ireland ? 2.4%
Accenture PLC Class A	52,168	14,910,136
Linde PLC	35,340	12,561,250
	Shares	Value
Trane Technologies PLC	19,307	$3,552,102
		31,023,488
Netherlands ? 0.3%
ASML Holding NV	5,306	3,611,847
Singapore ? 0.1%
Sea, Ltd. ADR*	22,175	1,919,246
Switzerland ? 0.7%
Novartis AG ADRΔ	51,567	4,744,164
Roche Holding AG ADRΔ	117,304	4,206,522
		8,950,686
Total Foreign Common Stocks (Cost $62,982,088)		61,134,926
MONEY MARKET FUNDS ? 2.4%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	28,989,160	28,989,160
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	2,029,592	2,029,592
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	208,890	208,890
Total Money Market Funds (Cost $31,227,642)		31,227,642
TOTAL INVESTMENTS ? 99.0% (Cost $1,120,098,149)		1,290,184,246
Other Assets in Excess of Liabilities ? 1.0%		13,217,508
NET ASSETS ? 100.0%		$1,303,401,754
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500? E-Mini	06/2023	9	$1,861,988	$40,642
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 91.2%
Communication Services ? 1.9%
ATN International, Inc.Δ	17,837	$729,890
Bandwidth, Inc. Class AΔ*	23,935	363,812
Cable One, Inc.	2,507	1,759,914
Cardlytics, Inc.Δ*	9,600	32,592
Consolidated Communications Holdings, Inc.*	6,200	15,996
DHI Group, Inc.*	3,603	13,980
Entravision Communications Corporation Class AΔ	240,643	1,455,890
Integral Ad Science Holding CorporationΔ*	175,800	2,508,666
Nexstar Media Group, Inc. Class AΔ	4,025	694,957
Outbrain, Inc.*	2,800	11,564
Playtika Holding Corporation*	32,969	371,231
QuinStreet, Inc.Δ*	22,337	354,488
Spok Holdings, Inc.Δ	10,661	107,996
Telephone & Data Systems, Inc.	41,180	432,802
Townsquare Media, Inc. Class A	22,147	177,176
TrueCar, Inc.*	28,881	66,426
United States Cellular Corporation*	23,843	494,265
Yelp, Inc.*	47,423	1,455,886
Ziff Davis, Inc.Δ*	29,488	2,301,538
		13,349,069
Consumer Discretionary ? 11.0%
1-800-Flowers.com, Inc. Class AΔ*	19,950	229,425
1stdibs.com, Inc.*	2,800	11,116
2U, Inc.Δ*	51,301	351,412
Aaron's Co., Inc. (The)Δ	23,909	230,961
Adtalem Global Education, Inc.Δ*	12,180	470,392
American Axle & Manufacturing Holdings, Inc.*	88,314	689,732
American Outdoor Brands, Inc.*	1,114	10,962
American Public Education, Inc.*	11,352	61,528
Barnes & Noble Education, Inc.Δ*	10,478	15,927
Bloomin' Brands, Inc.	119,911	3,075,717
Bluegreen Vacations Holding Corporation	4,226	115,708
Boot Barn Holdings, Inc.*	33,200	2,544,448
Bowlero CorporationΔ*	28,800	488,160
Brinker International, Inc.*	24,412	927,656
Brunswick Corporation	43,173	3,540,186
Capri Holdings, Ltd.*	33,671	1,582,537
Cavco Industries, Inc.*	2,038	647,554
Chuy's Holdings, Inc.*	25,712	921,775
Citi Trends, Inc.*	9,514	180,956
Dana, Inc.	146,966	2,211,838
Dave & Buster's Entertainment, Inc.*	52,310	1,924,485
European Wax Center, Inc. Class AΔ	122,400	2,325,600
Genesco, Inc.*	6,548	241,490
Goodyear Tire & Rubber Co. (The)*	114,264	1,259,189
GoPro, Inc. Class A*	116,621	586,604
Grand Canyon Education, Inc.*	1,152	131,213
Helen of Troy, Ltd.Δ*	8,476	806,661
Hibbett, Inc.	14,591	860,577
Hilton Grand Vacations, Inc.Δ*	64,200	2,852,406
Hooker Furnishings Corporation	497	9,041
	Shares	Value
Jack in the Box, Inc.	11,197	$980,745
KB Home	56,480	2,269,367
Lands' End, Inc.Δ*	14,942	145,236
Laureate Education, Inc.	91,007	1,070,242
La-Z-Boy, Inc.	41,650	1,211,182
Lear Corporation	2,556	356,537
Leslie's, Inc.*	146,000	1,607,460
Malibu Boats, Inc. Class A*	84,074	4,745,977
MarineMax, Inc.*	54,064	1,554,340
Mohawk Industries, Inc.*	5,951	596,409
OneWater Marine, Inc. Class AΔ*	45,122	1,262,062
Penske Automotive Group, Inc.Δ	10,859	1,539,915
Perdoceo Education Corporation*	26,319	353,464
Planet Fitness, Inc. Class A*	40,500	3,145,635
Quotient Technology, Inc.*	51,601	169,251
Red Robin Gourmet Burgers, Inc.Δ*	23,610	338,095
SeaWorld Entertainment, Inc.*	14,172	868,885
Skyline Champion Corporation*	57,945	4,359,202
Solo Brands, Inc. Class AΔ*	56,181	403,380
Sonic Automotive, Inc. Class AΔ	15,126	821,947
Steven Madden, Ltd.	82,469	2,968,884
Tapestry, Inc.	55,846	2,407,521
Taylor Morrison Home Corporation Class A*	85,411	3,267,825
Texas Roadhouse, Inc.	33,073	3,573,868
Tilly's, Inc. Class A*	19,474	150,145
Topgolf Callaway Brands Corporation*	149,100	3,223,542
Tupperware Brands Corporation*	5,900	14,750
Unifi, Inc.*	8,699	71,071
Universal Electronics, Inc.*	5,270	53,438
Vera Bradley, Inc.*	22,686	135,889
Visteon Corporation*	10,100	1,583,983
Vizio Holding Corporation Class AΔ*	53,357	489,817
VOXX International Corporation*	800	9,864
Wendy's Co. (The)	54,846	1,194,546
Wingstop, Inc.	8,500	1,560,430
YETI Holdings, Inc.*	40,673	1,626,920
		79,437,080
Consumer Staples ? 2.5%
Andersons, Inc. (The)	13,755	568,357
BJ's Wholesale Club Holdings, Inc.*	57,271	4,356,605
Edgewell Personal Care Co.Δ	104,427	4,429,794
Fresh Del Monte Produce, Inc.	7,064	212,697
Hain Celestial Group, Inc. (The)*	14,015	240,357
Herbalife Nutrition, Ltd.Δ*	13,047	210,057
J&J Snack Foods Corporation	16,982	2,517,072
Nature's Sunshine Products, Inc.*	5,606	57,237
Simply Good Foods Co. (The)Δ*	55,200	2,195,304
Spectrum Brands Holdings, Inc.Δ	53,106	3,516,679
		18,304,159
Energy ? 4.5%
Bristow Group, Inc.Δ*	3,900	87,360
Cactus, Inc. Class A	85,400	3,521,042
ChampionX CorporationΔ	100,974	2,739,425
Dorian LPG, Ltd.Δ	10,896	217,266

	Shares	Value
Earthstone Energy, Inc. Class AΔ*	135,824	$1,767,070
Enviva, Inc.Δ	39,490	1,140,471
Magnolia Oil & Gas Corporation Class A	141,591	3,098,011
Matador Resources Co.	85,300	4,064,545
National Energy Services Reunited CorporationΔ*	6,100	32,086
NexTier Oilfield Solutions, Inc.*	206,862	1,644,553
Patterson-UTI Energy, Inc.	231,578	2,709,463
PBF Energy, Inc. Class AΔ	17,987	779,916
PDC Energy, Inc.	46,580	2,989,504
Permian Resources CorporationΔ	160,889	1,689,335
Plains GP Holdings LP Class AΔ*	6,260	82,131
ProFrac Holding Corporation Class AΔ*	11,080	140,384
ProPetro Holding CorporationΔ*	68,254	490,746
REX American Resources Corporation*	8,329	238,126
SM Energy Co.	45,200	1,272,832
Southwestern Energy Co.*	382,770	1,913,850
Teekay Tankers, Ltd. Class AΔ*	20,007	858,901
W&T Offshore, Inc.Δ*	31,284	158,923
World Fuel Services Corporation	34,279	875,828
		32,511,768
Financials ? 17.1%
1st Source Corporation	2,371	102,309
Amalgamated Financial Corporation	5,613	99,294
A-Mark Precious Metals, Inc.	42,191	1,461,918
Ambac Financial Group, Inc.*	23,400	362,232
American Equity Investment Life Holding Co.	29,742	1,085,286
Ameris BancorpΔ	45,286	1,656,562
Associated Banc-Corp	65,133	1,171,091
Atlantic Union Bankshares CorporationΔ	8,426	295,331
Axis Capital Holdings, Ltd.	53,142	2,897,302
Banc of California, Inc.	21,949	275,021
Bank of Marin Bancorp	3,000	65,670
BankUnited, Inc.	70,697	1,596,338
Bankwell Financial Group, Inc.	1,110	27,595
Banner Corporation	4,276	232,486
BCB Bancorp, Inc.	3,313	43,500
Berkshire Hills Bancorp, Inc.	17,981	450,604
Brighthouse Financial, Inc.*	5,912	260,778
Business First Bancshares, Inc.Δ	3,308	56,666
Byline Bancorp, Inc.	5,196	112,338
Camden National Corporation	1,735	62,790
Capital Bancorp, Inc.	1,563	26,008
Capital City Bank Group, Inc.	2,498	73,216
Capstar Financial Holdings, Inc.	5,832	88,355
Carter Bankshares, Inc.*	3,668	51,352
Central Pacific Financial Corporation	15,776	282,390
City Holding Co.	15,183	1,379,831
CNO Financial Group, Inc.	57,622	1,278,632
Columbia Banking System, Inc.	39,582	847,846
Comerica, Inc.	12,046	523,037
Community Trust Bancorp, Inc.	3,816	144,817
Compass Diversified Holdings	146,125	2,788,065
	Shares	Value
ConnectOne Bancorp, Inc.Δ	35,538	$628,312
Customers Bancorp, Inc.*	26,145	484,205
CVB Financial Corporation	44,382	740,292
Donegal Group, Inc. Class A	3,512	53,663
Donnelley Financial Solutions, Inc.*	39,886	1,629,742
Eagle Bancorp, Inc.	10,139	339,352
Employers Holdings, Inc.	13,337	556,020
Enact Holdings, Inc.	13,669	312,473
Encore Capital Group, Inc.*	5,136	259,111
Enova International, Inc.Δ*	16,380	727,763
Enstar Group, Ltd.*	600	139,074
Enterprise Financial Services Corporation	21,619	963,991
Essent Group, Ltd.	48,632	1,947,712
Euronet Worldwide, Inc.*	16,735	1,872,647
Evercore, Inc. Class AΔ	5,626	649,128
EZCORP, Inc. Class A*	36,649	315,181
FB Financial Corporation	4,000	124,320
Financial Institutions, Inc.	5,447	105,018
First BanCorp	359,128	4,949,321
First Business Financial Services, Inc.	621	18,947
First Commonwealth Financial Corporation	24,421	303,553
First Financial Bancorp	62,786	1,366,851
First Financial Corporation	5,749	215,473
First Foundation, Inc.	18,500	137,825
First Internet Bancorp	2,201	36,647
First Interstate BancSystem, Inc. Class AΔ	103,343	3,085,822
First Merchants Corporation	22,627	745,560
First Mid Bancshares, Inc.	9,191	250,179
First of Long Island Corporation (The)	1,780	24,030
First Savings Financial Group, Inc.	847	13,628
FNB Corporation	273,512	3,172,739
Focus Financial Partners, Inc. Class AΔ*	50,076	2,597,442
FS Bancorp, Inc.	1,738	52,157
Great Southern Bancorp, Inc.	2,381	120,669
Green Dot Corporation Class A*	30,636	526,326
Greenlight Capital Re, Ltd. Class A*	3,819	35,860
Guaranty Bancshares, Inc.	671	18,701
Hamilton Lane, Inc. Class A	83,928	6,208,993
Hanmi Financial Corporation	17,712	328,912
HarborOne Bancorp, Inc.Δ	19,269	235,082
HBT Financial, Inc.	4,335	85,486
Heartland Financial U.S.A., Inc.	3,236	124,133
Heritage Financial Corporation	12,129	259,561
Home Bancorp, Inc.	614	20,280
Home BancShares, Inc.	135,209	2,935,387
HomeStreet, Inc.	13,069	235,111
HomeTrust Bancshares, Inc.	4,560	112,130
Horace Mann Educators Corporation	1,060	35,489
Horizon Bancorp, Inc.	9,136	101,044
Independent Bank Corporation	22,085	1,449,218
Independent Bank Corporation (NASDAQ Exchange)	6,015	106,887
Independent Bank Group, Inc.	43,299	2,006,909

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Investar Holding Corporation	1,411	$19,698
Jackson Financial, Inc. Class A	30,602	1,144,821
James River Group Holdings, Ltd.	11,095	229,112
Kemper Corporation	24,027	1,313,316
LendingClub CorporationΔ*	38,459	277,289
Macatawa Bank Corporation	2,975	30,405
Mercantile Bank Corporation	1,829	55,931
Merchants BancorpΔ	5,769	150,225
Mercury General Corporation	1,460	46,340
Metropolitan Bank Holding Corporation*	7,600	257,564
Midland States Bancorp, Inc.	7,166	153,496
MVB Financial Corporation	71,300	1,471,632
Navient CorporationΔ	76,211	1,218,614
NBT Bancorp, Inc.	5,062	170,640
Nicolet Bankshares, Inc.*	2,491	157,058
NMI Holdings, Inc. Class A*	95,353	2,129,233
Northrim BanCorp, Inc.	2,029	95,728
OceanFirst Financial Corporation	4,067	75,158
Ocwen Financial Corporation*	992	26,903
OFG Bancorp	23,043	574,692
Old National Bancorp	396,137	5,712,296
Old Second Bancorp, Inc.	6,518	91,643
Origin Bancorp, Inc.	24,226	778,866
Oscar Health, Inc. Class A*	5,387	35,231
Pacific Premier Bancorp, Inc.	127,347	3,058,875
PacWest Bancorp	20,850	202,871
Pathward Financial, IncΔ	14,012	581,358
Peapack-Gladstone Financial Corporation	6,847	202,808
PJT Partners, Inc. Class A	19,200	1,386,048
Preferred Bank	843	46,205
Premier Financial CorporationΔ	22,816	472,976
Primis Financial CorporationΔ	6,320	60,862
ProAssurance CorporationΔ	143,463	2,651,196
PROG Holdings, Inc.Δ*	39,316	935,328
Provident Bancorp, Inc.Δ	100	684
Provident Financial Services, Inc.	39,711	761,657
QCR Holdings, Inc.Δ	17,825	782,696
Radian Group, Inc.	43,555	962,566
RBB Bancorp	4,631	71,781
Regional Management CorporationΔ	3,340	87,141
Reinsurance Group of America, Inc.	4,640	616,006
S&T Bancorp, Inc.	4,735	148,916
Selective Insurance Group, Inc.	43,196	4,117,875
Selectquote, Inc.*	26,864	58,295
Sierra Bancorp	824	14,189
SLM Corporation	9,865	122,227
SmartFinancial, Inc.	1,983	45,887
South Plains Financial, Inc.Δ	2,364	50,613
Southern First Bancshares, Inc.*	1,262	38,743
SouthState Corporation	69,063	4,921,429
Stellar Bancorp, Inc.	147	3,618
Stewart Information Services Corporation	14,822	598,068
StoneX Group, Inc.*	5,148	532,972
Texas Capital Bancshares, Inc.*	21,088	1,032,469
Third Coast Bancshares, Inc.Δ*	1,633	25,654
	Shares	Value
Towne Bank/Portsmouth VA	28,683	$764,402
TriCo Bancshares	5,261	218,805
Trustmark Corporation	2,700	66,690
UMB Financial Corporation	43,620	2,517,746
United Community Banks, Inc.	53,037	1,491,400
United Fire Group, Inc.	6,237	165,592
Universal Insurance Holdings, Inc.	17,402	317,064
Univest Financial Corporation	4,443	105,477
Valley National Bancorp	416,200	3,845,688
Veritex Holdings, Inc.	64,066	1,169,845
Victory Capital Holdings, Inc. Class A	110,100	3,222,627
Washington Federal, Inc.	6,440	193,973
Waterstone Financial, Inc.	7,832	118,498
WesBanco, Inc.	51,569	1,583,168
Western New England Bancorp, Inc.	1,620	13,300
World Acceptance Corporation*	1,399	116,523
WSFS Financial Corporation	49,979	1,879,710
Zions Bancorp NA	19,710	589,920
		122,751,348
Health Care ? 12.2%
2seventy bio, Inc.*	11,068	112,894
Accolade, Inc.*	21,950	315,641
Addus HomeCare Corporation*	14,700	1,569,372
Adicet Bio, Inc.*	3,300	19,008
Agios Pharmaceuticals, Inc.Δ*	65,635	1,507,636
Amicus Therapeutics, Inc.*	174,828	1,938,843
AMN Healthcare Services, Inc.*	2,807	232,869
AnaptysBio, Inc.*	10,920	237,619
AngioDynamics, Inc.*	7,004	72,421
ANI Pharmaceuticals, Inc.*	3,320	131,870
Apellis Pharmaceuticals, Inc.Δ*	38,258	2,523,498
ARS Pharmaceuticals, Inc.Δ*	19,027	123,866
Artivion, Inc.*	79,198	1,037,494
Atara Biotherapeutics, Inc.*	16,576	48,070
Atea Pharmaceuticals, Inc.Δ*	11,268	37,748
Athira Pharma, Inc.*	4,043	10,108
AtriCure, Inc.*	98,493	4,082,535
Avanos Medical, Inc.Δ*	2,076	61,740
Azenta, Inc.*	24,257	1,082,347
BioCryst Pharmaceuticals, Inc.Δ*	33,578	280,041
Bioventus, Inc. Class AΔ*	6,500	6,955
Bluebird Bio, Inc.Δ*	41,371	131,560
Blueprint Medicines Corporation*	36,583	1,645,869
C4 Therapeutics, Inc.*	43,317	136,015
Century Therapeutics, Inc.Δ*	6,100	21,167
Certara, Inc.Δ*	36,800	887,248
Chimerix, Inc.*	20,777	26,179
Computer Programs and Systems, Inc.*	8,723	263,435
CONMED Corporation	19,737	2,049,885
Cross Country Healthcare, Inc.*	17,387	388,078
Cue Health, Inc.*	4,600	8,372
Deciphera Pharmaceuticals, Inc.*	15,308	236,509
Dyne Therapeutics, Inc.*	16,934	195,080
Embecta CorporationΔ	37,846	1,064,230
Emergent BioSolutions, Inc.*	57,539	596,104
Enanta Pharmaceuticals, Inc.Δ*	13,042	527,418

	Shares	Value
Enovis Corporation*	25,854	$1,382,930
Envista Holdings CorporationΔ*	14,729	602,122
EQRx, Inc.Δ*	110,189	213,767
Exelixis, Inc.*	34,834	676,128
FibroGen, Inc.*	5,216	97,331
Halozyme Therapeutics, Inc.Δ*	57,059	2,179,083
Harvard Bioscience, Inc.*	7,074	29,711
Health Catalyst, Inc.*	65,069	759,355
HealthEquity, Inc.Δ*	48,800	2,865,048
HealthStream, Inc.*	8,529	231,136
Heska CorporationΔ*	16,100	1,571,682
Icosavax, Inc.Δ*	4,579	26,558
Ideaya Biosciences, Inc.*	2,100	28,833
Inogen, Inc.*	12,800	159,744
Insmed, Inc.*	77,492	1,321,239
Inspire Medical Systems, Inc.*	18,790	4,398,175
Intercept Pharmaceuticals, Inc.Δ*	20,503	275,355
Intra-Cellular Therapies, Inc.Δ	38,200	2,068,530
Iovance Biotherapeutics, Inc.*	49,558	302,799
iTeos Therapeutics, Inc.Δ*	14,583	198,475
IVERIC bio, Inc.*	54,800	1,333,284
KalVista Pharmaceuticals, Inc.*	1,000	7,860
Kiniksa Pharmaceuticals, Ltd. Class A*	12,185	131,111
Kodiak Sciences, Inc.Δ*	3,593	22,277
Ligand Pharmaceuticals, Inc.*	19,973	1,469,214
Lyell Immunopharma, Inc.Δ*	77,575	183,077
MacroGenics, Inc.*	7,200	51,624
Merit Medical Systems, Inc.*	37,903	2,802,927
Mersana Therapeutics, Inc.Δ*	1,368	5,622
MiMedx Group, Inc.*	6,000	20,460
Nektar Therapeutics*	116,655	81,997
NeoGenomics, Inc.Δ*	55,242	961,763
NextGen Healthcare, Inc.Δ*	2,674	46,554
NGM Biopharmaceuticals, Inc.Δ*	27,800	113,424
Nurix Therapeutics, Inc.Δ*	13,812	122,651
NuVasive, Inc.*	34,311	1,417,387
Omnicell, Inc.*	19,563	1,147,761
OraSure Technologies, Inc.*	56,790	343,579
Orthofix Medical, Inc.*	20,073	336,223
Owens & Minor, Inc.*	9,350	136,042
Pacific Biosciences of California, Inc.Δ*	108,987	1,262,069
Patterson Cos., Inc.	37,464	1,002,911
PhenomeX, Inc.*	28,294	32,821
Phreesia, Inc.*	43,300	1,398,157
Precigen, Inc.*	7,209	7,642
Prestige Consumer Healthcare, Inc.*	55,210	3,457,802
Prometheus Biosciences, Inc.*	12,000	1,287,840
Protagonist Therapeutics, Inc.*	10,766	247,618
PTC Therapeutics, Inc.*	93,375	4,523,085
Quanterix CorporationΔ*	1,400	15,778
REGENXBIO, Inc.*	16,833	318,312
Sangamo Therapeutics, Inc.*	6,300	11,088
Seer, Inc.*	21,200	81,832
Shockwave Medical, Inc.Δ*	18,736	4,062,527
Silk Road Medical, Inc.Δ*	31,000	1,213,030
Supernus Pharmaceuticals, Inc.*	63,186	2,289,229
	Shares	Value
Sutro Biopharma, Inc.*	48,930	$226,057
Tactile Systems Technology, Inc.*	10,532	172,935
Tango Therapeutics, Inc.Δ*	23,498	92,817
Tarsus Pharmaceuticals, Inc.*	102,600	1,289,682
Theravance Biopharma, Inc.Δ*	14,150	153,527
TransMedics Group, Inc.*	37,006	2,802,464
Travere Therapeutics, Inc.Δ*	123,445	2,776,278
Treace Medical Concepts, Inc.*	79,800	2,010,162
Ultragenyx Pharmaceutical, Inc.*	36,204	1,451,780
Vanda Pharmaceuticals, Inc.*	40,052	271,953
Veradigm, Inc.Δ*	74,353	970,307
Zimvie, Inc.*	51,123	369,619
		87,531,884
Industrials ? 17.8%
ABM Industries, Inc.	45,102	2,026,884
ACV Auctions, Inc. Class AΔ*	122,800	1,585,348
AerSale CorporationΔ*	6,357	109,468
AGCO Corporation	1,574	212,805
Allegiant Travel Co.Δ*	12,005	1,104,220
Alta Equipment Group, Inc.	5,466	86,636
Ameresco, Inc. Class A*	30,847	1,518,289
Applied Industrial Technologies, Inc.	22,059	3,135,246
ArcBest CorporationΔ	11,713	1,082,516
Argan, Inc.	7,425	300,490
ASGN, Inc.*	48,323	3,994,863
Astec Industries, Inc.	5,201	214,541
Astronics Corporation*	10,013	133,774
AZEK Co., Inc. (The)*	94,500	2,224,530
Barnes Group, Inc.	19,042	767,012
Barrett Business Services, Inc.	9,570	848,285
Beacon Roofing Supply, Inc.*	59,560	3,505,106
Boise Cascade Co.	67,785	4,287,401
BrightView Holdings, Inc.*	99,376	558,493
Brink's Co. (The)	51,448	3,436,726
Casella Waste Systems, Inc. Class A*	97,788	8,083,156
CECO Environmental Corporation*	19,164	268,104
Chart Industries, Inc.Δ*	3,674	460,720
Columbus McKinnon Corporation	43,388	1,612,298
CoreCivic, Inc. REIT*	86,460	795,432
Covenant Logistics Group, Inc.Δ	14,032	497,014
Deluxe Corporation	71,564	1,145,024
Driven Brands Holdings, Inc.*	142,200	4,310,082
DXP Enterprises, Inc.*	27,501	740,327
Dycom Industries, Inc.*	9,282	869,259
EMCOR Group, Inc.	18,700	3,040,433
Encore Wire Corporation	8,122	1,505,250
Esab CorporationΔ	100,038	5,909,245
ESCO Technologies, Inc.	11,207	1,069,708
Exponent, Inc.Δ	29,000	2,891,010
Federal Signal Corporation	61,534	3,335,758
GMS, Inc.*	43,011	2,489,907
Great Lakes Dredge & Dock Corporation*	3,654	19,841
Hayward Holdings, Inc.*	74,419	872,191
Heidrick & Struggles International, Inc.	5,865	178,061
Hexcel Corporation	47,100	3,214,575

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Hillman Solutions Corporation*	189,434	$1,595,034
Hub Group, Inc. Class A*	31,246	2,622,789
Hyster-Yale Materials Handling, Inc.	5,180	258,430
ITT, Inc.	32,300	2,787,490
Kadant, Inc.Δ	11,293	2,354,816
Kaman Corporation	7,160	163,678
KAR Auction Services, Inc.Δ*	91,756	1,255,222
Karat Packaging, Inc.	11,399	151,949
KBR, Inc.Δ	23,766	1,308,318
Korn Ferry	45,087	2,332,801
Leonardo DRS, Inc.Δ*	35,255	457,257
Lyft, Inc. Class AΔ*	45,761	424,205
Manitowoc Co., Inc. (The)*	15,458	264,177
Matrix Service Co.*	12,102	65,351
Mistras Group, Inc.Δ*	1,670	11,323
MYR Group, Inc.*	22,433	2,826,782
NOW, Inc.*	45,156	503,489
Parsons CorporationΔ*	14,707	657,991
Powell Industries, Inc.	5,994	255,285
Primoris Services Corporation	13,914	343,119
Proto Labs, Inc.*	14,686	486,841
Quanex Building Products Corporation	12,898	277,694
Radiant Logistics, Inc.*	12,350	81,016
RBC Bearings, Inc.*	6,700	1,559,291
Regal Beloit Corporation	29,072	4,091,303
Resideo Technologies, Inc.Δ*	36,350	664,478
Resources Connection, Inc.Δ	8,883	151,544
REV Group, Inc.	14,072	168,723
Saia, Inc.Δ*	8,750	2,380,700
Steelcase, Inc. Class A	40,046	337,187
Sun Country Airlines Holdings, Inc.*	71,860	1,473,130
Tecnoglass, Inc.Δ	31,181	1,308,355
Tetra Tech, Inc.	29,416	4,321,505
Timken Co. (The)	35,270	2,882,264
Titan Machinery, Inc.*	12,867	391,800
Trinity Industries, Inc.	22,012	536,212
TrueBlue, Inc.Δ*	18,252	324,886
TuSimple Holdings, Inc. Class AΔ*	30,171	44,351
Tutor Perini Corporation*	22,455	138,547
Upwork, Inc.*	41,893	474,229
Viad Corporation*	2,260	47,098
Wabash National Corporation	25,061	616,250
Werner Enterprises, Inc.	64,184	2,919,730
WESCO International, Inc.	7,491	1,157,659
WillScot Mobile Mini Holdings Corporation*	59,129	2,771,968
Zurn Water Solutions Corporation	141,942	3,031,881
		127,718,176
Information Technology ? 14.0%
Adeia, Inc.Δ	46,636	413,195
Advanced Energy Industries, Inc.	2,411	236,278
Allegro MicroSystems, Inc.*	43,700	2,097,163
Avid Technology, Inc.Δ*	9,958	318,457
Avnet, Inc.	67,676	3,058,955
Belden, Inc.	9,439	819,022
Benchmark Electronics, Inc.Δ	16,139	382,333
	Shares	Value
Blackline, Inc.Δ*	17,540	$1,177,811
Blend Labs, Inc. Class AΔ*	115,367	114,929
Box, Inc. Class AΔ*	54,633	1,463,618
Cerence, Inc.*	31,188	876,071
Cirrus Logic, Inc.*	6,142	671,812
Coherent CorporationΔ*	151,920	5,785,114
Cohu, Inc.*	25,987	997,641
Comtech Telecommunications Corporation	13,579	169,466
Consensus Cloud Solutions, Inc.Δ*	34,342	1,170,719
Diebold Nixdorf, Inc.*	11,500	13,800
Digital Turbine, Inc.Δ*	62,721	775,232
Dropbox, Inc. Class A*	33,310	720,162
EverCommerce, Inc.Δ*	14,052	148,670
EVERTEC, Inc.	103,527	3,494,036
ExlService Holdings, Inc.*	48,283	7,813,638
FARO Technologies, Inc.*	7,263	178,742
Flywire Corporation*	61,200	1,796,832
IBEX Holdings, Ltd.*	22,888	558,467
Ichor Holdings, Ltd.Δ*	33,675	1,102,520
Impinj, Inc.*	2,363	320,234
Informatica, Inc. Class AΔ*	18,109	296,988
Inseego CorporationΔ*	9,434	5,494
Instructure Holdings, Inc.*	47,349	1,226,339
Itron, Inc.*	12,411	688,190
Jamf Holding CorporationΔ*	1,950	37,869
Kimball Electronics, Inc.Δ*	3,366	81,121
Kulicke & Soffa Industries, Inc.	95,263	5,019,407
KVH Industries, Inc.*	3,552	40,422
LiveRamp Holdings, Inc.Δ*	22,166	486,100
MACOM Technology Solutions Holdings, Inc.Δ*	55,790	3,952,164
MaxLinear, Inc.*	57,441	2,022,498
MKS Instruments, Inc.	11,276	999,279
NETGEAR, Inc.*	35,007	647,980
New Relic, Inc.*	32,100	2,416,809
Nutanix, Inc. Class A*	26,545	689,905
ON24, Inc.*	3,062	26,823
Onto Innovation, Inc.*	36,700	3,225,196
Ouster, Inc.Δ*	53,708	44,937
Paycor HCM, Inc.Δ*	139,600	3,702,192
PowerSchool Holdings, Inc. Class A*	248,684	4,928,917
Priority Technology Holdings, Inc.Δ*	112,600	404,234
Q2 Holdings, Inc.Δ*	73,118	1,800,165
Quantum Corporation*	11,666	13,416
Rackspace Technology, Inc.*	25,683	48,284
Rapid7, Inc.*	35,035	1,608,457
Ribbon Communications, Inc.*	32,509	111,181
ScanSource, Inc.*	8,517	259,257
SecureWorks Corporation Class AΔ*	4,962	42,524
Semtech Corporation*	52,735	1,273,023
Silicon Laboratories, Inc.*	15,921	2,787,608
Smartsheet, Inc. Class A*	48,700	2,327,860
SolarWinds Corporation*	31,340	269,524
Sprout Social, Inc. Class AΔ*	51,635	3,143,539
SPS Commerce, Inc.Δ*	8,308	1,265,308
Synaptics, Inc.*	25,200	2,800,980

	Shares	Value
Teradata Corporation*	94,869	$3,821,323
Unisys Corporation*	32,772	127,155
Upland Software, Inc.*	27,068	116,392
Varonis Systems, Inc.*	59,706	1,552,953
Verint Systems, Inc.Δ*	32,429	1,207,656
Vertex, Inc. Class A*	141,900	2,935,911
Vontier Corporation	75,683	2,069,173
Workiva, Inc.Δ*	25,300	2,590,973
Xerox Holdings Corporation	76,752	1,181,981
Xperi, Inc.Δ*	4,638	50,693
		101,023,117
Materials ? 3.6%
AdvanSix, Inc.	5,378	205,816
Arconic CorporationΔ*	9,367	245,696
Avient Corporation	42,700	1,757,532
Balchem Corporation	5,004	632,906
Clearwater Paper CorporationΔ*	11,390	380,654
Ecovyst, Inc.*	45,095	498,300
Element Solutions, Inc.	29,539	570,398
Graphic Packaging Holding Co.	165,170	4,210,183
Huntsman Corporation	26,416	722,742
Kaiser Aluminum Corporation	16,734	1,248,858
Koppers Holdings, Inc.	5,366	187,649
Minerals Technologies, Inc.	71,025	4,291,331
Pactiv Evergreen, Inc.Δ	134,514	1,076,112
Quaker Chemical Corporation	8,161	1,615,470
Rayonier Advanced Materials, Inc.Δ*	41,385	259,484
Ryerson Holding Corporation	11,440	416,187
Schnitzer Steel Industries, Inc. Class A	17,570	546,427
Summit Materials, Inc. Class AΔ*	88,203	2,512,903
SunCoke Energy, Inc.	64,638	580,449
Sylvamo Corporation	5,526	255,633
Valhi, Inc.	1,339	23,312
Warrior Met Coal, Inc.	32,243	1,183,641
Worthington Industries, Inc.	37,839	2,446,291
		25,867,974
Real Estate ? 5.3%
Apple Hospitality REIT, Inc.	70,964	1,101,361
Armada Hoffler Properties, Inc. REIT	104,712	1,236,649
CareTrust REIT, Inc.Δ	42,182	825,924
Chatham Lodging Trust REITΔ	12,528	131,419
CTO Realty Growth, Inc. REITΔ	11,154	192,518
DiamondRock Hospitality Co. REIT	173,035	1,406,775
Douglas Elliman, Inc.Δ	33,831	105,214
Easterly Government Properties, Inc. REITΔ	39,317	540,216
EastGroup Properties, Inc. REIT	9,080	1,501,106
Equity Commonwealth REIT	50,523	1,046,331
Four Corners Property Trust, Inc. REITΔ	107,812	2,895,830
Getty Realty Corporation REIT	4,515	162,675
Hersha Hospitality Trust REIT	27,736	186,386
Highwoods Properties, Inc. REIT	45,769	1,061,383
Independence Realty Trust, Inc. REITΔ	121,405	1,946,122
	Shares	Value
Kennedy-Wilson Holdings, Inc.	114,025	$1,891,675
Kite Realty Group Trust REIT	178,308	3,730,203
LXP Industrial Trust REIT	138,344	1,426,327
National Health Investors, Inc. REIT	15,886	819,400
National Storage Affiliates Trust REIT	95,729	3,999,558
NETSTREIT CorporationΔ	28,304	517,397
Paramount Group, Inc. REITΔ	71,325	325,242
Pebblebrook Hotel Trust REITΔ	99,784	1,400,967
Physicians Realty Trust REITΔ	202,592	3,024,699
Piedmont Office Realty Trust, Inc. Class A REIT	54,111	395,010
RLJ Lodging Trust REITΔ	94,829	1,005,187
RPT Realty REITΔ	111,173	1,057,255
Ryman Hospitality Properties, Inc. REITΔ	16,908	1,517,155
Summit Hotel Properties, Inc. REIT	82,692	578,844
Sunstone Hotel Investors, Inc. REIT	96,794	956,325
UMH Properties, Inc. REIT	53,312	788,484
Xenia Hotels & Resorts, Inc. REIT	39,963	523,116
Zillow Group, Inc. Class A*	3,212	140,364
		38,437,117
Utilities ? 1.3%
ALLETE, Inc.	12,761	821,426
Black Hills Corporation	23,401	1,476,603
Northwest Natural Holding Co.	20,682	983,636
NorthWestern Corporation	29,676	1,717,053
NRG Energy, Inc.	15,832	542,879
Southwest Gas Holdings, Inc.	23,277	1,453,649
Spire, Inc.Δ	25,766	1,807,227
Vistra Corporation	14,360	344,640
		9,147,113
Total Common Stocks (Cost $634,870,858)		656,078,805
FOREIGN COMMON STOCKS ? 3.6%
Bermuda ? 0.0%
SiriusPoint, Ltd.Δ*	9,397	76,398
Canada ? 0.4%
DIRTT Environmental SolutionsΔ*	96,127	51,236
IMAX Corporation*	72,044	1,381,804
Xenon Pharmaceuticals, Inc.Δ*	35,900	1,284,861
		2,717,901
Cayman Islands ? 0.1%
Patria Investments, Ltd. Class A	36,522	540,525
Denmark ? 0.4%
Ascendis Pharma A/S ADR*	26,600	2,852,052
Ireland ? 0.2%
Adient PLCΔ*	23,560	965,018
Trinseo PLCΔ	22,726	473,837
		1,438,855
Israel ? 0.8%
CyberArk Software, Ltd.*	13,500	1,997,730
Global-e Online, Ltd.Δ*	52,400	1,688,852

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
JFrog, Ltd.*	85,300	$1,680,410
		5,366,992
Jersey ? 1.1%
WNS Holdings, Ltd. ADRΔ*	87,744	8,175,108
Netherlands ? 0.1%
MYT Netherlands Parent BV ADRΔ*	125,800	884,374
Sweden ? 0.2%
Loomis AB	31,478	1,078,459
United Kingdom ? 0.3%
Gates Industrial Corporation PLC*	148,623	2,064,373
Luxfer Holdings PLC	23,172	391,607
		2,455,980
Total Foreign Common Stocks (Cost $26,942,686)		25,586,644
RIGHTS ? 0.0%
Aduro Biotech, Inc.???*	2,713	?
Omniab, Inc.???*	7,376	1
Omniab, Inc. (Nasdaq Exchange)???*	7,376	1
Total Rights (Cost $?)		2
MONEY MARKET FUNDS ? 6.7%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	32,776,118	32,776,118
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	15,212,482	15,212,482
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	64,215	64,215
Total Money Market Funds (Cost $48,052,815)		48,052,815
TOTAL INVESTMENTS ? 101.5% (Cost $709,866,359)		729,718,266
Liabilities in Excess of Other Assets ? (1.5)%		(10,532,338)
NET ASSETS ? 100.0%		$719,185,928

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2023	209	$18,951,075	$361,159
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/23	United States Dollar	1,035,291	Swedish Krona	10,693,376	UBS	$81
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$81
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
FOREIGN COMMON STOCKS ? 95.7%
Australia ? 7.1%
Ampol, Ltd.	9,256	$188,711
ANZ Group Holdings, Ltd.	155,132	2,390,604
APA Group	56,822	386,004
ASX, Ltd.	9,397	410,373
Aurizon Holdings, Ltd.	144,275	324,960
BHP Group, Ltd.	275,010	8,694,146
BlueScope Steel, Ltd.	21,263	287,803
Brambles, Ltd.	107,348	967,876
Cochlear, Ltd.	5,986	952,974
Coles Group, Ltd.	97,380	1,176,611
Commonwealth Bank of Australia	93,381	6,165,528
Computershare, Ltd.	31,223	453,520
CSL, Ltd.	30,664	5,938,710
Dexus REIT	65,896	333,159
Fortescue Metals Group, Ltd.	86,232	1,296,203
Goodman Group REIT	96,925	1,229,963
GPT Group (The) REIT (Athens Exchange)	137,876	394,016
IDP Education, Ltd.Δ	17,951	330,810
Insurance Australia Group, Ltd.	115,449	363,398
Lendlease Corporation, Ltd.Δ	36,784	179,014
Macquarie Group, Ltd.	19,625	2,323,594
Medibank Pvt., Ltd.	179,765	405,671
Mineral Resources, Ltd.	7,000	378,399
Mirvac Group REIT	260,355	364,658
National Australia Bank, Ltd.	170,202	3,171,436
Newcrest Mining, Ltd.	40,166	716,979
Northern Star Resources, Ltd.	45,766	375,288
Orica, Ltd.	17,805	183,933
Origin Energy, Ltd.	81,077	451,525
Pilbara Minerals, Ltd.	120,000	319,248
Qantas Airways, Ltd.*	66,392	296,338
QBE Insurance Group, Ltd.	75,406	738,264
REA Group, Ltd.Δ	4,130	385,095
Rio Tinto, Ltd.	16,350	1,313,719
Santos, Ltd.	155,840	717,238
Scentre Group REIT	265,947	492,290
SEEK, Ltd.	16,462	266,110
Sonic Healthcare, Ltd.	45,006	1,055,074
South32, Ltd.	212,814	623,700
Stockland REIT	133,688	357,989
Suncorp Group, Ltd.	68,156	553,776
Telstra Corporation, Ltd.	341,734	967,586
Transurban Group	182,153	1,739,268
Vicinity Centres REIT	216,299	282,886
Wesfarmers, Ltd.	62,996	2,129,171
Westpac Banking Corporation	201,920	2,939,876
WiseTech Global, Ltd.	6,300	277,538
Woodside Energy Group, Ltd.	102,306	2,285,532
Woolworths Group, Ltd.	69,504	1,766,980
		60,343,544
Austria ? 0.2%
Erste Group Bank AG	21,419	709,598
OMV AG	10,806	496,246
Verbund AG	5,255	457,094
	Shares	Value
voestalpine AG	4,506	$153,216
		1,816,154
Belgium ? 0.7%
Ageas SA/NV	10,480	453,347
D'ieteren Group	2,641	513,891
Elia Group SA/NV	2,782	367,381
Groupe Bruxelles Lambert NV	5,725	488,572
KBC Group NV	13,105	900,455
Sofina SAΔ	865	194,277
Solvay SA	4,910	561,538
UCB SA	19,739	1,764,197
Umicore SA	9,507	322,489
Warehouses De Pauw CVA REIT	12,628	375,508
		5,941,655
China ? 0.1%
ESR Cayman, Ltd. 144AΔ	132,400	237,431
SITC International Holdings Co., Ltd.	59,000	126,800
Xinyi Glass Holdings, Ltd.	96,000	171,734
		535,965
Denmark ? 2.5%
AP Moeller - Maersk A/S Class A	649	1,151,356
AP Moeller - Maersk A/S Class BΔ	610	1,108,803
Chr. Hansen Holding A/S	13,414	1,020,409
Coloplast A/S Class B	13,701	1,803,974
Danske Bank A/S*	67,273	1,353,451
Demant A/SΔ*	18,113	635,883
DSV A/S	18,994	3,682,890
Genmab A/S*	6,330	2,392,774
Novozymes A/S, B SharesΔ	20,803	1,065,180
Orsted A/S 144AΔ	20,730	1,767,605
Pandora A/S	15,325	1,471,020
ROCKWOOL International A/S, B SharesΔ	1,073	263,118
Tryg A/S	43,880	959,462
Vestas Wind Systems A/SΔ	96,690	2,817,974
		21,493,899
Finland ? 1.3%
Elisa OYJ	7,229	435,991
Fortum OYJΔ	22,487	344,468
Kesko OYJ, B Shares	12,949	278,291
Kone OYJ Class B	19,989	1,042,507
Neste OYJ	21,037	1,039,310
Nokia OYJ	358,262	1,758,667
Nordea Bank Abp	182,960	1,953,701
Nordea Bank Abp (NASDAQ Exchange)	1,819	19,436
Orion OYJ Class B	17,254	771,219
Sampo OYJ, A Shares	35,114	1,656,860
Stora Enso OYJ, R Shares	34,560	449,621
UPM-Kymmene OYJ	41,906	1,407,539
		11,157,610
France ? 10.7%
Accor SA*	16,778	545,471
Aeroports de Paris*	2,268	323,784

	Shares	Value
Air Liquide SA	35,542	$5,949,330
Alstom SAΔ	13,681	372,483
Arkema SA	2,715	268,070
AXA SA	97,306	2,969,544
BioMerieux	2,876	303,177
BNP Paribas SA	59,911	3,577,740
Bollore SE	40,000	247,266
Bouygues SA	11,283	380,532
Bureau Veritas SA	15,449	443,888
Capgemini SE	9,756	1,813,012
Carrefour SA	43,085	871,075
Cie de St-Gobain	26,241	1,491,633
Cie Generale des Etablissements Michelin SCA	50,523	1,544,402
Covivio SA REITΔ	4,333	252,051
Credit Agricole SA	73,303	826,946
Danone SA	50,297	3,129,662
Dassault Aviation SA	2,825	558,870
Dassault Systemes SE	37,571	1,549,843
Edenred	19,978	1,182,393
Eiffage SA	8,654	936,501
Engie SA	92,715	1,467,187
EssilorLuxottica SA	18,375	3,313,434
Eurazeo SE	3,083	219,449
Gecina SA REIT	2,894	300,399
Getlink SE	33,090	544,980
Hermes International	2,518	5,099,597
Ipsen SA	7,320	806,020
Kering SA	5,668	3,697,963
Klepierre REITΔ	14,221	322,421
L?Oreal SA	15,003	6,703,981
Legrand SA	16,102	1,471,277
Orange SA	150,729	1,790,687
Publicis Groupe SA	12,484	974,499
Renault SA*	7,966	324,664
Safran SA	18,996	2,812,105
Sanofi	77,239	8,378,789
Sartorius Stedim BiotechΔ	2,225	682,620
Schneider Electric SE	28,838	4,819,520
Societe Generale SA	43,102	971,147
Sodexo SA	8,568	836,842
Teleperformance	3,388	818,657
Thales SA	6,325	935,131
TotalEnergies SEΔ	138,911	8,190,710
Unibail-Rodamco-Westfield CDI*	10,140	27,272
Unibail-Rodamco-Westfield REITΔ*	6,095	327,948
Valeo	12,169	249,705
Veolia Environnement SA	31,981	986,844
Vinci SA	27,022	3,097,868
Vivendi SEΔ	35,000	353,904
Wendel SE	525	55,513
Worldline SA 144A*	13,200	560,981
		90,679,787
Germany ? 7.7%
adidas AG	11,209	1,987,048
Allianz SE	23,578	5,442,653
BASF SE	49,106	2,578,000
	Shares	Value
Bayerische Motoren Werke AG	18,094	$1,983,078
Bechtle AG	3,882	185,899
Beiersdorf AG	11,389	1,481,565
Brenntag SE	7,869	592,191
Carl Zeiss Meditec AG	4,095	570,399
Commerzbank AG*	49,702	523,275
Continental AG	4,960	371,650
Covestro AG 144A	8,920	369,407
Daimler Truck Holding AG*	22,258	751,186
Delivery Hero SE 144A*	7,927	270,429
Deutsche Bank AG	104,927	1,067,024
Deutsche Boerse AG	11,154	2,171,798
Deutsche Lufthansa AG*	49,931	555,358
Deutsche Post AG	54,831	2,568,045
Deutsche Telekom AG	204,528	4,956,183
E.ON SE	94,768	1,182,204
Evonik Industries AG	13,302	279,863
Fresenius Medical Care AG & Co. KGaA	15,717	667,096
Fresenius SE & Co. KGaA	37,197	1,004,440
GEA Group AG	7,555	344,641
Hannover Rueck SE	3,483	681,207
HeidelbergCement AG	9,249	675,336
HelloFresh SE*	7,006	167,074
Henkel AG & Co. KGaA	17,407	1,266,303
Infineon Technologies AG	67,044	2,753,176
LEG Immobilien SE	1,506	82,764
Mercedes-Benz Group AG	42,967	3,304,282
MTU Aero Engines AG	2,932	733,704
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	2,911,068
Nemetschek SE	785	54,189
Puma SE	13,626	844,709
Rheinmetall AG	2,384	706,261
RWE AG	27,660	1,190,165
SAP SE	59,183	7,473,069
Siemens AG	41,317	6,693,516
Siemens Energy AG*	18,963	418,162
Siemens Healthineers AG 144A	19,788	1,140,818
Symrise AG	6,729	732,277
Telefonica Deutschland Holding AG	56,298	173,299
Volkswagen AG	1,304	223,669
Vonovia SE	23,201	436,986
Zalando SE 144A*	10,454	438,133
		65,003,599
Hong Kong ? 2.5%
AIA Group, Ltd.	652,000	6,837,758
BOC Hong Kong Holdings, Ltd.	214,500	667,793
CK Asset Holdings, Ltd.	161,057	976,436
CLP Holdings, Ltd.	56,000	404,663
Futu Holdings, Ltd. ADRΔ*	2,522	130,766
Hang Lung Properties, Ltd.	117,000	218,932
Hang Seng Bank, Ltd.	34,300	487,586
Henderson Land Development Co., Ltd.	71,275	246,597
HKT Trust & HKT, Ltd.	289,000	383,641

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Hong Kong & China Gas Co., Ltd.	562,138	$494,914
Hong Kong Exchanges and Clearing, Ltd.	64,997	2,880,974
Hongkong Land Holdings, Ltd.	52,200	229,652
Jardine Matheson Holdings, Ltd.	13,200	642,078
Link REIT	154,304	992,211
MTR Corporation, Ltd.	183,463	885,446
New World Development Co., Ltd.	83,466	223,739
Power Assets Holdings, Ltd.	86,500	464,057
Sino Land Co., Ltd.	351,867	475,837
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,534,052
Swire Pacific, Ltd. Class A	22,500	172,912
Swire Properties, Ltd.	63,800	164,202
Techtronic Industries Co., Ltd.	71,500	774,711
WH Group, Ltd. 144A	585,591	349,098
Wharf Real Estate Investment Co., Ltd.	115,000	662,098
		21,300,153
Ireland ? 0.8%
Bank of Ireland Group PLC	60,000	607,099
CRH PLC	42,988	2,171,766
DCC PLC	5,616	327,364
James Hardie Industries PLC CDI	25,315	544,874
Kerry Group PLC Class A	15,874	1,583,039
Kingspan Group PLC	7,807	534,977
Smurfit Kappa Group PLC	17,166	622,612
		6,391,731
Israel ? 0.7%
Azrieli Group, Ltd.	1,239	71,191
Bank Hapoalim BM	76,213	634,283
Bank Leumi Le-Israel BM	72,431	547,925
Bezeq The Israeli Telecommunication Corporation, Ltd.	219,973	299,480
Check Point Software Technologies, Ltd.*	6,172	802,360
CyberArk Software, Ltd.*	2,381	352,340
Elbit Systems, Ltd.	1,618	275,563
ICL Group, Ltd.	53,933	365,427
Israel Discount Bank, Ltd. Class A	52,953	260,117
Mizrahi Tefahot Bank, Ltd.	11,154	349,665
Nice, Ltd.*	3,728	849,232
Teva Pharmaceutical Industries, Ltd. ADR*	91,181	806,952
Tower Semiconductor, Ltd.*	8,803	375,254
Wix.com, Ltd.*	2,346	234,131
		6,223,920
Italy ? 1.9%
Amplifon SpAΔ	15,067	522,230
Assicurazioni Generali SpA	84,358	1,680,800
DiaSorin SpA	692	72,924
Enel SpA	380,480	2,320,529
Eni SpAΔ	160,136	2,233,316
FinecoBank Banca Fineco SpA	27,715	424,625
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	345,774
Intesa Sanpaolo SpA	830,817	2,132,245
	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	21,353	$214,575
Moncler SpA	13,822	954,707
Nexi SpA 144A*	24,702	200,757
Poste Italiane SpA 144A	25,999	265,127
Prysmian SpA	12,256	514,638
Recordati Industria Chimica e Farmaceutica SpA	16,364	692,187
Snam SpA	116,668	618,578
Terna - Rete Elettrica Nazionale	90,920	746,216
UniCredit SpA	106,639	2,009,918
		15,949,146
Japan ? 20.9%
Advantest CorporationΔ	8,900	825,086
Aeon Co., Ltd.Δ	32,800	636,346
AGC, Inc.	9,300	346,713
Aisin Corporation	18,800	518,176
Ajinomoto Co., Inc.	33,800	1,175,830
ANA Holdings, Inc.*	7,400	160,838
Asahi Intecc Co., Ltd.	7,400	130,745
Asahi Kasei Corporation	78,000	546,321
Bandai Namco Holdings, Inc.	35,400	763,194
Bridgestone Corporation	41,300	1,677,718
Brother Industries, Ltd.	21,000	316,384
Canon, Inc.Δ	66,900	1,489,854
Capcom Co., Ltd.	17,600	629,915
Central Japan Railway Co.	7,300	871,034
Chugai Pharmaceutical Co., Ltd.	68,800	1,698,853
Dai Nippon Printing Co., Ltd.	11,500	321,983
Daifuku Co., Ltd.	14,100	261,797
Dai-ichi Life Holdings, Inc.	49,600	911,821
Daiichi Sankyo Co., Ltd.	117,500	4,286,123
Daikin Industries, Ltd.	15,200	2,726,980
Daito Trust Construction Co., Ltd.	3,500	348,704
Daiwa House Industry Co., Ltd.	21,900	515,992
Daiwa House REIT Investment Corporation	101	206,950
Denso Corporation	29,500	1,665,200
Dentsu Group, Inc.	11,700	412,405
Disco Corporation	5,700	663,091
East Japan Railway Co.	17,300	957,409
Eisai Co., Ltd.	22,700	1,289,351
ENEOS Holdings, Inc.	55,150	193,494
FANUC Corporation	49,000	1,769,497
Fast Retailing Co., Ltd.	11,000	2,408,038
Fuji Electric Co., Ltd.	5,000	197,452
FUJIFILM Holdings Corporation	21,500	1,091,404
Fujitsu, Ltd.	9,900	1,337,790
GLP J-REITΔ	17	18,376
GMO Payment Gateway, Inc.Δ	1,900	164,497
Hamamatsu Photonics KK	6,400	345,227
Hankyu Hanshin Holdings, Inc.	14,100	418,094
Hikari Tsushin, Inc.Δ	1,200	168,632
Hirose Electric Co., Ltd.	1,805	236,142
Hitachi, Ltd.	50,200	2,759,027
Honda Motor Co., Ltd.	100,600	2,660,987
Hoya Corporation	20,600	2,276,554

	Shares	Value
Ibiden Co., Ltd.Δ	4,100	$164,424
Idemitsu Kosan Co., Ltd.	8,736	191,255
Inpex Corporation	52,800	558,757
Isuzu Motors, Ltd.	25,100	299,970
ITOCHU CorporationΔ	61,300	1,996,323
Japan Airlines Co., Ltd.	6,100	118,938
Japan Exchange Group, Inc.	25,800	394,582
Japan Metropolitan Fund Invest REIT	469	342,489
Japan Post Holdings Co., Ltd.	142,100	1,153,280
Japan Real Estate Investment Corporation REIT	83	330,775
JFE Holdings, Inc.Δ	24,900	316,042
JSR Corporation	6,200	146,669
Kansai Electric Power Co., Inc. (The)	4,800	46,747
Kao Corporation	34,100	1,327,352
KDDI Corporation	95,000	2,929,588
Keisei Electric Railway Co., Ltd.	5,400	166,333
Keyence Corporation	10,900	5,342,186
Kikkoman Corporation	9,000	459,482
Kintetsu Group Holdings Co., Ltd.	18,100	583,072
Kobayashi Pharmaceutical Co., Ltd.	2,300	140,666
Kobe Bussan Co., Ltd.	8,600	240,131
Koito Manufacturing Co., Ltd.	8,600	163,024
Komatsu, Ltd.	54,200	1,345,523
Konami Holdings Corporation	5,500	252,437
Kose Corporation	1,400	166,402
Kubota Corporation	52,500	795,970
Kyocera Corporation	18,900	985,937
Kyowa Kirin Co., Ltd.	53,600	1,170,171
Lasertec Corporation	4,200	746,254
Lixil Corporation	12,900	212,926
M3, Inc.	21,000	528,550
Marubeni Corporation	83,500	1,135,576
MatsukiyoCocokara & Co.	9,000	476,745
Mazda Motor Corporation	20,700	190,937
McDonald?s Holdings Co. Japan, Ltd.Δ	18,000	748,334
MEIJI Holdings Co., Ltd.	16,000	380,532
MINEBEA MITSUMI, Inc.	14,700	280,719
MISUMI Group, Inc.	13,600	341,745
Mitsubishi Chemical Group Corporation	63,200	375,880
Mitsubishi Corporation	67,300	2,418,523
Mitsubishi Electric Corporation	95,700	1,143,628
Mitsubishi Estate Co., Ltd.	66,800	794,564
Mitsubishi Heavy Industries, Ltd.	14,700	541,563
Mitsubishi UFJ Financial Group, Inc.	590,700	3,785,601
Mitsui & Co., Ltd.	81,600	2,543,459
Mitsui Chemicals, Inc.	9,400	242,713
Mitsui Fudosan Co., Ltd.	52,400	984,305
Mitsui OSK Lines, Ltd.Δ	4,400	110,342
Mizuho Financial Group, Inc.	122,590	1,736,802
MonotaRO Co., Ltd.Δ	11,900	149,888
MS&AD Insurance Group Holdings, Inc.	24,200	749,979
Murata Manufacturing Co., Ltd.	30,300	1,846,641
NEC Corporation	11,400	440,099
Nexon Co., Ltd.	24,400	582,642
	Shares	Value
Nidec Corporation	22,800	$1,186,535
Nihon M&A Center, Inc.	11,800	88,445
Nintendo Co., Ltd.	61,000	2,369,337
Nippon Building Fund, Inc. REIT	69	287,215
NIPPON EXPRESS HOLDINGS, INC.	4,000	241,361
Nippon Paint Holdings Co., Ltd.	41,100	386,467
Nippon Prologis REIT, Inc.	121	256,163
Nippon Sanso Holdings Corporation	8,800	158,986
Nippon Shinyaku Co., Ltd.	9,600	423,602
Nippon Steel CorporationΔ	37,900	893,739
Nippon Telegraph & Telephone Corporation	69,000	2,061,909
Nippon Yusen KKΔ	25,500	595,638
Nissan Chemical Corporation	5,900	267,960
Nissan Motor Co., Ltd.Δ	112,800	426,902
Nisshin Seifun Group, Inc.	16,300	190,757
Nissin Foods Holdings Co., Ltd.	7,700	704,086
Nitori Holdings Co., Ltd.	4,000	483,048
Nitto Denko Corporation	7,100	459,521
Nomura Holdings, Inc.	131,800	508,131
Nomura Real Estate Master Fund, Inc. REIT	184	206,188
Nomura Research Institute, Ltd.	18,157	424,651
NTT Data Corporation	31,300	411,487
Obic Co., Ltd.	3,600	570,217
Oji Holdings Corporation	114,900	454,930
Olympus Corporation	69,900	1,227,637
Omron Corporation	8,300	485,773
Ono Pharmaceutical Co., Ltd.	52,300	1,089,837
Oracle Corporation	700	50,555
Oriental Land Co., Ltd.	60,500	2,071,474
ORIX Corporation	63,200	1,042,043
Osaka Gas Co., Ltd.	15,000	246,417
Otsuka Corporation	6,900	245,052
Otsuka Holdings Co., Ltd.	66,000	2,095,475
Pan Pacific International Holdings Corporation	18,800	363,709
Panasonic Holdings Corporation	118,600	1,061,128
Rakuten Group, Inc.Δ	37,400	174,426
Recruit Holdings Co., Ltd.	75,000	2,063,178
Renesas Electronics Corporation*	63,600	920,980
Resona Holdings, Inc.	94,500	455,881
Ricoh Co., Ltd.	26,200	196,530
Rohm Co., Ltd.	4,100	341,721
SBI Holdings, Inc.	9,400	186,682
Secom Co., Ltd.	12,500	770,346
Seiko Epson CorporationΔ	18,200	260,043
Sekisui House, Ltd.	33,600	684,810
Seven & i Holdings Co., Ltd.	46,700	2,109,632
SG Holdings Co., Ltd.	13,100	194,249
Shimadzu Corporation	12,300	386,129
Shimano, Inc.	3,600	624,189
Shin-Etsu Chemical Co., Ltd.	100,500	3,262,335
Shionogi & Co., Ltd.	27,200	1,226,870
Shiseido Co., Ltd.	21,800	1,022,055
SMC Corporation	2,900	1,537,338
SoftBank Corporation	155,200	1,791,598

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SoftBank Group CorporationΔ	62,600	$2,461,026
Sompo Holdings, Inc.	14,400	570,602
Sony Group CorporationΔ	70,400	6,412,270
Square Enix Holdings Co., Ltd.	1,300	62,472
Subaru Corporation	32,200	514,028
SUMCO Corporation	15,200	228,668
Sumitomo Corporation	54,900	972,573
Sumitomo Electric Industries, Ltd.	65,100	836,334
Sumitomo Metal Mining Co., Ltd.	10,900	417,077
Sumitomo Mitsui Financial Group, Inc.	64,500	2,581,134
Sumitomo Mitsui Trust Holdings, Inc.	7,000	240,492
Sumitomo Realty & Development Co., Ltd.	9,600	216,782
Suntory Beverage & Food, Ltd.	38,700	1,441,515
Suzuki Motor Corporation	17,300	630,021
Sysmex Corporation	8,500	557,868
T&D Holdings, Inc.	22,500	278,862
Taisei Corporation	13,300	411,487
Takeda Pharmaceutical Co., Ltd.	128,236	4,211,727
TDK Corporation	19,900	714,333
Terumo Corporation	35,100	949,291
TIS, Inc.	14,800	391,395
Tobu Railway Co., Ltd.	11,900	284,895
Tokio Marine Holdings, Inc.	104,700	2,014,947
Tokyo Electric Power Co. Holdings, Inc.*	56,100	200,401
Tokyo Electron, Ltd.	22,500	2,748,737
Tokyo Gas Co., Ltd.	23,400	439,761
Tokyu CorporationΔ	27,000	359,428
TOPPAN, Inc.	15,000	302,285
Toray Industries, Inc.	89,700	513,150
Toshiba Corporation	22,800	765,615
Toyota Industries Corporation	6,500	362,122
Toyota Motor Corporation	578,480	8,234,900
Toyota Tsusho Corporation	10,000	426,373
Trend Micro, Inc.	8,500	417,014
Unicharm Corporation	26,300	1,081,081
USS Co., Ltd.	22,100	383,426
West Japan Railway Co.	9,300	383,082
Yakult Honsha Co., Ltd.	11,500	835,594
Yamaha Corporation	5,400	208,569
Yamaha Motor Co., Ltd.	14,300	374,242
Yamato Holdings Co., Ltd.	11,600	199,117
Yaskawa Electric CorporationΔ	11,200	491,231
Yokogawa Electric Corporation	22,800	371,264
Z Holdings CorporationΔ	129,000	365,773
ZOZO, Inc.	5,700	130,370
		177,256,197
Jersey ? 0.8%
Experian PLC	66,013	2,173,659
Glencore PLC	577,393	3,322,446
WPP PLC	75,700	899,386
		6,395,491
Luxembourg ? 0.2%
ArcelorMittal SAΔ	34,529	1,046,101
	Shares	Value
Eurofins Scientific SE	12,824	$858,691
		1,904,792
Netherlands ? 6.0%
Adyen NV 144A*	1,167	1,859,531
Aegon NVΔ	116,084	498,367
AerCap Holdings NV*	6,500	365,495
Airbus SE	31,375	4,190,681
Akzo Nobel NV	10,566	826,416
Argenx SE*	4,146	1,539,640
ASM International NV	2,234	906,783
ASML Holding NV	21,877	14,908,042
CNH Industrial NV	50,290	769,496
Euronext NV 144A	4,841	370,699
EXOR NV*	6,961	574,001
Ferrari NVΔ	7,866	2,131,559
IMCD NV	2,480	405,519
ING Groep NV	200,643	2,382,705
JDE Peet's NV	20,956	609,532
Just Eat Takeaway.com NV 144AΔ*	6,526	124,536
Koninklijke Ahold Delhaize NV	69,313	2,368,088
Koninklijke DSM NVΔ	9,526	1,127,349
Koninklijke KPN NV	184,467	651,827
Koninklijke Philips NVΔ	46,682	857,403
NN Group NV	15,632	567,597
OCI NV	10,264	347,948
Prosus NV*	44,785	3,506,848
QIAGEN NV*	25,509	1,161,845
Stellantis NV	145,970	2,654,651
STMicroelectronics NV	37,246	1,984,604
Tenaris SA	20,000	283,384
Universal Music Group NV	34,973	885,683
Wolters Kluwer NV	17,451	2,202,955
		51,063,184
New Zealand ? 0.3%
Auckland International Airport, Ltd.*	81,891	445,649
EBOS Group, Ltd.	10,882	317,102
Fisher & Paykel Healthcare Corporation, Ltd.	28,659	479,089
Spark New Zealand, Ltd.	145,344	460,479
Xero, Ltd.Δ*	5,756	349,110
		2,051,429
Norway ? 0.7%
Aker BP ASA	14,477	355,049
DNB Bank ASA	51,370	919,304
Equinor ASAΔ	59,657	1,695,954
Gjensidige Forsikring ASAΔ	8,027	131,260
Kongsberg Gruppen ASA	2,955	119,449
Mowi ASA	26,051	481,839
Norsk Hydro ASA	67,659	504,967
Orkla ASA	106,700	756,771
Salmar ASA	6,863	298,951
Telenor ASA	8,257	96,815
Yara International ASA	10,434	453,468
		5,813,827

	Shares	Value
Portugal ? 0.2%
EDP - Energias de Portugal SA	154,225	$840,359
Galp Energia SGPS SA	27,004	305,557
Jeronimo Martins SGPS SA	19,382	454,951
		1,600,867
Singapore ? 1.3%
CapitaLand Ascendas REIT	157,957	340,589
CapitaLand Integrated Commercial Trust REIT	425,903	635,205
Capitaland Investment, Ltd.	174,460	484,043
DBS Group Holdings, Ltd.	90,460	2,248,993
Grab Holdings, Ltd. Class AΔ*	55,000	165,550
Keppel Corporation, Ltd.	84,500	358,510
Mapletree Logistics Trust REIT	7,947	10,251
Oversea-Chinese Banking Corporation, Ltd.	165,140	1,539,400
Sea, Ltd. ADR*	18,281	1,582,221
Sembcorp Marine, Ltd.*	1,612,685	144,739
Singapore Airlines, Ltd.	190,850	823,226
Singapore Telecommunications, Ltd.	454,500	842,130
United Overseas Bank, Ltd.	56,959	1,277,536
UOL Group, Ltd.	7,561	39,478
Wilmar International, Ltd.	258,000	817,373
		11,309,244
Spain ? 2.6%
Acciona SA	827	165,929
ACS Actividades de Construccion y Servicios SAΔ	9,489	302,222
Aena SME SA 144A*	3,930	635,514
Amadeus IT Group SA*	23,463	1,573,982
Banco Bilbao Vizcaya Argentaria SA	326,478	2,334,109
Banco Santander SA	896,523	3,340,876
CaixaBank SAΔ	262,455	1,024,088
Cellnex Telecom SA 144A*	30,895	1,201,434
EDP Renovaveis SAΔ	18,583	425,661
Enagas SAΔ	227	4,362
Endesa SA	13,556	294,434
Ferrovial SA	29,456	867,403
Grifols SA*	31,106	307,895
Iberdrola SA	340,036	4,236,103
Industria de Diseno Textil SA	68,714	2,308,462
Naturgy Energy Group SAΔ	15,059	453,329
Red Electrica Corporation SA	23,715	417,296
Repsol SA	75,615	1,162,798
Telefonica SA	305,885	1,317,391
		22,373,288
Sweden ? 2.9%
Alfa Laval AB	14,717	525,502
Assa Abloy AB, B Shares	57,054	1,366,585
Atlas Copco AB, A Shares	166,397	2,107,975
Atlas Copco AB, B Shares	76,912	884,699
Boliden AB	12,271	482,057
Electrolux AB, B Shares	13,970	169,797
Embracer Group ABΔ*	27,006	126,587
Epiroc AB, A Shares	31,158	618,487
Epiroc AB, B Shares	20,075	342,288
	Shares	Value
EQT ABΔ	12,795	$261,368
Essity AB, B SharesΔ	63,277	1,807,438
Fastighets AB Balder, B Shares*	28,806	118,352
Getinge AB, B SharesΔ	12,152	296,367
H & M Hennes & Mauritz AB, B Shares	42,435	606,716
Hexagon AB, B Shares	134,111	1,543,538
Industrivarden AB, A SharesΔ	1,009	27,271
Industrivarden AB, C SharesΔ	18,571	500,755
Investment AB Latour, B SharesΔ	9,171	186,704
Investor AB, A SharesΔ	26,426	539,222
Investor AB, B Shares	96,085	1,914,070
Kinnevik AB, B Shares*	10,870	162,538
L E Lundbergforetagen AB, B Shares	5,888	266,652
Nibe Industrier AB, B Shares	74,413	848,243
Sagax AB, B Shares	11,741	270,634
Sandvik AB	51,379	1,090,560
Securitas AB, B SharesΔ	23,710	210,916
Skandinaviska Enskilda Banken AB, A Shares	79,780	880,633
Skanska AB, B SharesΔ	13,311	203,880
SKF AB, B SharesΔ	17,959	353,737
Svenska Cellulosa AB SCA, B SharesΔ	49,432	651,046
Svenska Handelsbanken AB, A SharesΔ	86,629	750,282
Swedbank AB, A SharesΔ	41,659	685,067
Swedish Orphan Biovitrum AB*	13,475	313,975
Tele2 AB, B Shares	37,286	371,110
Telefonaktiebolaget LM Ericsson, B SharesΔ	166,228	974,400
Telia Co. AB	126,527	321,285
Volvo AB, B SharesΔ	95,875	1,975,663
		24,756,399
Switzerland ? 10.1%
ABB, Ltd.	77,933	2,681,014
Alcon, Inc.	29,578	2,099,669
Bachem Holding AG Class B	3,310	332,861
Baloise Holding AG	2,546	396,454
Barry Callebaut AG	404	855,983
Chocoladefabriken Lindt & Spruengli AG	65	767,692
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	947,489
Cie Financiere Richemont SA	30,877	4,951,317
Clariant AGΔ*	4,630	76,809
Coca-Cola HBC AG CDI*	53,299	1,459,071
Credit Suisse Group AGΔ	163,874	147,163
EMS-Chemie Holding AG	227	187,645
Geberit AG	1,229	686,332
Givaudan SAΔ	396	1,288,897
Holcim, Ltd. (Swiss Exchange)*	30,626	1,975,112
Julius Baer Group, Ltd.Δ	11,052	754,945
Kuehne + Nagel International AGΔ	2,599	774,074
Logitech International SA	9,124	532,536
Lonza Group AG	4,846	2,917,291
Nestle SA	149,472	18,225,205
Novartis AG	132,422	12,158,794

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Partners Group Holding AG	1,137	$1,070,739
Roche Holding AG	39,856	11,388,557
Roche Holding AG (Swiss Exchange)Δ	2,216	665,888
SGS SA	189	416,887
SIG Group AGΔ*	6,984	179,930
Sika AG	8,090	2,269,208
Sonova Holding AG	3,089	911,220
Straumann Holding AG	6,370	955,402
Swatch Group AG (The)	13,947	884,332
Swiss Life Holding AGΔ	1,832	1,130,539
Swiss Prime Site AG	4,457	370,634
Swiss Re AGΔ	16,099	1,653,907
Swisscom AG	1,391	887,697
Temenos AGΔ	3,832	266,654
UBS Group AGΔ	172,874	3,658,152
VAT Group AG 144AΔ	1,112	401,747
Zurich Insurance Group AGΔ	8,111	3,886,781
		85,214,627
United Kingdom ? 13.5%
3i Group PLC	66,813	1,392,617
abrdn PLCΔ	114,480	288,132
Admiral Group PLC	8,048	202,093
Anglo American PLC	72,180	2,400,816
Antofagasta PLC	23,560	461,481
Ashtead Group PLC	24,479	1,503,131
Associated British Foods PLC	48,376	1,160,923
Auto Trader Group PLC 144AΔ	54,162	413,131
Aviva PLC	188,579	941,978
BAE Systems PLC	197,243	2,385,879
Barclays PLC	798,843	1,437,842
Barratt Developments PLC	50,118	288,418
Berkeley Group Holdings PLC	15,143	784,528
BP PLC	1,107,085	6,997,359
British Land Co. PLC (The) REIT	54,570	261,754
BT Group PLC	453,308	816,557
Bunzl PLC	26,142	987,451
Burberry Group PLC	55,860	1,788,628
CK Hutchison Holdings, Ltd.	212,500	1,314,663
CK Infrastructure Holdings, Ltd.	35,000	190,431
Coca-Cola Europacific Partners PLC	33,569	1,986,949
Compass Group PLC	143,434	3,604,720
Croda International PLC	8,431	677,629
Haleon PLC	361,639	1,436,589
Halma PLC	38,546	1,064,120
Hargreaves Lansdown PLCΔ	23,678	234,566
Hikma Pharmaceuticals PLC	41,006	849,946
HSBC Holdings PLC	1,111,835	7,556,591
Informa PLC	87,112	746,678
InterContinental Hotels Group PLCΔ	22,571	1,477,626
Intertek Group PLC	16,272	814,979
J Sainsbury PLCΔ	118,172	406,652
JD Sports Fashion PLC	159,615	351,508
Johnson Matthey PLCΔ	13,222	324,155
Kingfisher PLC	252,818	817,237
	Shares	Value
Land Securities Group PLC REIT	93,472	$717,542
Legal & General Group PLC	335,080	991,036
Lloyds Banking Group PLC	4,085,048	2,401,798
London Stock Exchange Group PLC	19,951	1,937,836
M&G PLCΔ	174,268	427,137
Melrose Industries PLCΔ	238,315	490,823
Mondi PLC	49,454	785,182
National Grid PLC	236,940	3,205,089
NatWest Group PLC	356,433	1,163,052
Next PLC	8,694	706,647
Ocado Group PLCΔ*	22,804	150,994
Pearson PLC	41,042	429,502
Persimmon PLC	15,563	241,658
Phoenix Group Holdings PLC	99,900	674,967
Prudential PLC	159,227	2,180,078
Reckitt Benckiser Group PLC	51,635	3,928,264
RELX PLC	123,017	3,984,143
Rentokil Initial PLC	164,319	1,200,933
Rio Tinto PLC	66,199	4,493,455
Rolls-Royce Holdings PLC*	419,124	771,969
Sage Group PLC (The)	115,730	1,110,596
Schroders PLC	111,805	637,563
Segro PLC REIT	80,953	771,142
Severn Trent PLC	25,238	896,528
Shell PLC	405,334	11,551,453
Smith & Nephew PLC	86,838	1,207,095
Smiths Group PLC	48,466	1,027,905
Spirax-Sarco Engineering PLC	6,430	944,071
SSE PLC	62,340	1,391,046
St. James?s Place PLC	37,454	562,015
Standard Chartered PLC (London Exchange)	147,424	1,117,337
Taylor Wimpey PLC	203,676	299,643
Tesco PLC	610,319	2,000,890
Unilever PLC	159,554	8,267,935
United Utilities Group PLC	72,451	948,200
Vodafone Group PLC	1,511,364	1,667,182
Whitbread PLC	28,617	1,057,150
		114,707,613
Total Foreign Common Stocks (Cost $758,499,392)		811,284,121
FOREIGN PREFERRED STOCKS ? 0.6%
Germany ? 0.6%
Bayerische MotorenWerke AG
9.04%◊	7,785	795,770
Dr. Ing hc F Porsche AG
0.00%*	6,210	797,049
Henkel AG & Co. KGaA
2.57%◊	8,912	697,221
Porsche Automobil Holding SE
4.84%◊	7,529	432,218

	Shares	Value
Sartorius AG
0.37%◊	1,199	$505,326
Volkswagen AG
6.98%◊	11,005	1,501,878
Total Foreign Preferred Stocks (Cost $4,663,960)		4,729,462
MONEY MARKET FUNDS ? 4.8%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	21,216,277	21,216,277
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	19,333,473	19,333,473
Total Money Market Funds (Cost $40,549,750)		40,549,750
TOTAL INVESTMENTS ? 101.1% (Cost $803,713,102)		856,563,333
Liabilities in Excess of Other Assets ? (1.1)%		(9,020,488)
NET ASSETS ? 100.0%		$847,542,845
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2023	292	$30,608,900	$1,113,785
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 3.4%
Financials ? 1.6%
Arch Capital Group, Ltd.*	67,790	$4,600,907
Axis Capital Holdings, Ltd.	47,880	2,610,418
Everest Re Group, Ltd.	26,707	9,561,640
		16,772,965
Health Care ? 0.8%
Mettler-Toledo International, Inc.*	3,330	5,095,599
ResMed, Inc.	18,110	3,965,909
		9,061,508
Information Technology ? 1.0%
Atlassian Corporation Class A*	37,560	6,429,146
EPAM Systems, Inc.*	13,580	4,060,420
		10,489,566
Total Common Stocks (Cost $36,373,047)		36,324,039
FOREIGN COMMON STOCKS ? 83.4%
Australia ? 3.6%
ASX, Ltd.??	2,477	108,172
BHP Group, Ltd.??	207,337	6,554,737
BlueScope Steel, Ltd.??	334,896	4,532,942
CSL, Ltd.	32,560	6,305,909
Dexus REIT??	60,007	303,385
Goodman Group REIT??	53,845	683,284
GPT Group (The) REIT (Athens Exchange)	112,950	322,784
Harvey Norman Holdings, Ltd.	496,436	1,194,766
Incitec Pivot, Ltd.	1,479,934	3,118,555
JB Hi-Fi, Ltd.	143,764	4,102,930
Mirvac Group REIT??	382,582	535,852
Pilbara Minerals, Ltd.	579,404	1,541,448
Qantas Airways, Ltd.*	223,448	997,350
Rio Tinto, Ltd.??	5,159	414,524
Scentre Group REIT??	200,985	372,040
Sonic Healthcare, Ltd.	117,179	2,747,023
South32, Ltd.	424,070	1,242,835
Stockland REIT??	222,407	595,560
Vicinity Centres REIT??	362,344	473,890
Whitehaven Coal, Ltd.	477,384	2,149,139
		38,297,125
Austria ? 0.0%
ams-OSRAM AG*	48,154	375,250
Belgium ? 0.2%
Groupe Bruxelles Lambert NV??	446	38,062
KBC Group NV	4,274	293,670
Proximus SADP	188,932	1,827,020
		2,158,752
Brazil ? 0.2%
Lojas Renner SA*	729,374	2,388,819
Canada ? 3.5%
Agnico Eagle Mines, Ltd.	40,401	2,059,239
Canadian National Railway Co.	53,324	6,290,632
Canadian Pacific Railway, Ltd.	133,430	10,266,104
Kinross Gold Corporation	551,305	2,594,377
	Shares	Value
Thomson Reuters Corporation	37,360	$4,860,808
Toronto-Dominion Bank (The)	111,024	6,649,939
Waste Connections, Inc.	29,190	4,059,454
		36,780,553
China ? 0.8%
Baidu, Inc. Class A*	275,378	5,188,473
Meituan Class B 144A*	15,680	284,470
PICC Property & Casualty Co., Ltd. Class H	2,628,530	2,681,386
		8,154,329
Denmark ? 1.2%
AP Moeller - Maersk A/S Class B	1,907	3,466,372
Danske Bank A/S*	13,012	261,786
DSV A/S	30,930	5,997,252
Genmab A/S*	3,701	1,398,998
ISS A/S*	75,206	1,534,883
Pandora A/S	1,336	128,240
		12,787,531
Finland ? 0.3%
Nokia OYJ	630,577	3,095,431
Stora Enso OYJ, R Shares	5,907	76,849
		3,172,280
France ? 9.4%
Air Liquide SA	44,039	7,371,632
AXA SA	104,121	3,177,521
Bureau Veritas SA	137,010	3,936,637
Capgemini SE	44,645	8,296,628
Cie Generale des Etablissements Michelin SCA	72,113	2,204,371
Danone SA	108,095	6,726,063
Engie SA	304,493	4,818,510
Hermes International	5,257	10,646,777
L?Oreal SA	22,630	10,112,051
Sanofi	100,959	10,951,904
Schneider Electric SE	117,045	19,561,020
SCOR SE	126,803	2,883,152
TotalEnergies SE	150,845	8,894,383
		99,580,649
Germany ? 7.2%
adidas AG	17,155	3,041,110
BASF SE	5,071	266,221
Bayerische Motoren Werke AG	37,282	4,086,058
Beiersdorf AG	59,855	7,786,381
BioNTech SE ADR	28,504	3,550,743
Daimler Truck Holding AG*	143,607	4,846,597
Deutsche Bank AG	458,259	4,660,127
Deutsche Boerse AG	57,807	11,255,612
Deutsche Lufthansa AG*	174,843	1,944,692
Deutsche Post AG	103,126	4,829,973
E.ON SE??	154,225	1,923,914
Fresenius SE & Co. KGaA??	5,845	157,834
GEA Group AG	1,858	84,757
HeidelbergCement AG	6,138	448,180
HUGO BOSS AG	3,579	257,368

	Shares	Value
Infineon Technologies AG??	4,368	$179,373
Mercedes-Benz Group AG	13,604	1,046,185
METRO AG*	30,621	263,195
ProSiebenSat.1 Media SE	61,574	627,211
Rational AG	545	366,341
SAP SE	129,082	16,299,254
Siemens AG	26,980	4,370,866
Siemens Energy AG*	3,521	77,643
TeamViewer AG 144A*	68,896	1,173,672
thyssenkrupp AG	437,775	3,152,682
Vonovia SE	8,772	165,219
		76,861,208
Guatemala ? 0.2%
Millicom International Cellular SA SDR*	110,470	2,096,195
Hong Kong ? 2.7%
AIA Group, Ltd.	1,326,926	13,915,948
Alibaba Group Holding, Ltd.*	266,775	3,378,838
Li Ning Co., Ltd.	473,000	3,719,632
Tencent Holdings, Ltd.	152,400	7,447,685
		28,462,103
India ? 1.7%
HDFC Bank, Ltd.	314,615	6,188,113
HDFC Bank, Ltd. ADR	85,091	5,673,017
ICICI Bank, Ltd. ADRΔ	267,210	5,766,392
		17,627,522
Ireland ? 5.8%
Accenture PLC Class A	16,830	4,810,182
Aon PLC Class A	31,484	9,926,590
CRH PLC	81,897	4,137,459
ICON PLC*	29,680	6,339,351
Linde PLC	18,001	6,398,276
Medtronic PLC	98,317	7,926,317
Ryanair Holdings PLC ADRΔ*	66,179	6,240,018
STERIS PLC	28,030	5,361,578
Willis Towers Watson PLC	44,115	10,251,444
		61,391,215
Israel ? 0.7%
Check Point Software Technologies, Ltd.*	58,970	7,666,100
Italy ? 1.0%
Eni SpA??	35,232	491,359
Leonardo SpA	368,804	4,325,175
Pirelli & C SpA 144A	31,792	159,267
UniCredit SpA	187,539	3,534,710
Unipol Gruppo SpA	419,015	2,151,069
		10,661,580
Japan ? 17.2%
Advantest Corporation	3,300	305,931
Aeon Co., Ltd.Δ	6,600	128,045
AGC, Inc.	24,050	896,607
Ajinomoto Co., Inc.	9,500	330,485
Amada Co., Ltd.	23,990	224,869
Bandai Namco Holdings, Inc.	7,800	168,161
	Shares	Value
Bank of Kyoto, Ltd. (The)	1,936	$91,572
Bridgestone Corporation	8,400	341,231
Brother Industries, Ltd.	11,700	176,271
Canon, Inc.	8,800	195,975
Central Japan Railway Co.	1,700	202,843
Chugai Pharmaceutical Co., Ltd.	47,686	1,177,493
Concordia Financial Group, Ltd.	50,200	185,035
Dai-ichi Life Holdings, Inc.	162,425	2,985,937
Daiichi Sankyo Co., Ltd.	17,000	620,120
Daikin Industries, Ltd.	37,000	6,638,043
Daito Trust Construction Co., Ltd.??	75,908	7,562,701
Daiwa House Industry Co., Ltd.??	21,690	511,044
Denso Corporation	5,200	293,527
Dentsu Group, Inc.	12,263	432,250
Disco Corporation	2,100	244,297
East Japan Railway Co.	4,200	232,435
Eisai Co., Ltd.	3,400	193,119
ENEOS Holdings, Inc.	136,186	477,810
FANUC Corporation	7,500	270,841
Fast Retailing Co., Ltd.	1,700	372,151
Fuji Electric Co., Ltd.	36,136	1,427,023
FUJIFILM Holdings Corporation	1,700	86,297
Fujitsu, Ltd.	2,400	324,313
Hakuhodo DY Holdings, Inc.	15,900	180,265
Hankyu Hanshin Holdings, Inc.	7,000	207,564
Hitachi Construction Machinery Co., Ltd.	49,401	1,151,403
Hitachi, Ltd.??	7,900	434,189
Honda Motor Co., Ltd.	23,500	621,602
Hoya Corporation	48,200	5,326,695
Ibiden Co., Ltd.Δ	4,300	172,444
Idemitsu Kosan Co., Ltd.	35,437	775,814
IHI Corporation	25,795	647,950
Iida Group Holdings Co., Ltd.	130,182	2,125,438
Inpex Corporation	105,301	1,114,350
ITOCHU Corporation	13,400	436,390
Japan Airlines Co., Ltd.	1,500	29,247
Japan Exchange Group, Inc.	206,665	3,160,708
Japan Metropolitan Fund Invest REIT	178	129,985
Japan Post Holdings Co., Ltd.	110,062	893,260
Japan Post Insurance Co., Ltd.	182,692	2,847,410
Japan Real Estate Investment Corporation REIT	66	263,026
JFE Holdings, Inc.	288,062	3,656,209
JSR Corporation	7,600	179,788
Kajima Corporation	6,706	80,924
Kao Corporation	7,000	272,477
Kawasaki Kisen Kaisha, Ltd.	27,735	636,126
KDDI Corporation	22,900	706,185
Keyence Corporation	15,700	7,694,708
Kikkoman Corporation	3,800	194,003
Kintetsu Group Holdings Co., Ltd.	6,200	199,726
Komatsu, Ltd.	15,200	377,342
Kubota Corporation	299,920	4,547,187
Kuraray Co., Ltd.	68,619	631,138
Kurita Water Industries, Ltd.	4,200	192,390
Kyocera Corporation	4,500	234,747

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Lasertec Corporation	26,000	$4,619,666
Lixil Corporation	11,600	191,468
M3, Inc.	4,800	120,811
Makita Corporation	136,973	3,411,295
Marubeni Corporation	110,278	1,499,750
Mazda Motor Corporation	327,035	3,016,569
MINEBEA MITSUMI, Inc.	177,571	3,390,985
MISUMI Group, Inc.	8,700	218,616
Mitsubishi Chemical Group Corporation	35,400	210,541
Mitsubishi Corporation	148,534	5,337,785
Mitsubishi Electric Corporation	25,900	309,508
Mitsubishi Estate Co., Ltd.??	42,069	500,397
Mitsubishi Gas Chemical Co., Inc.	17,839	265,441
Mitsubishi Heavy Industries, Ltd.	4,900	180,521
Mitsubishi Motors Corporation*	846,748	3,336,862
Mitsubishi UFJ Financial Group, Inc.	115,400	739,560
Mitsui & Co., Ltd.	41,327	1,288,156
Mitsui Chemicals, Inc.	19,268	497,511
Mitsui Fudosan Co., Ltd.??	31,214	586,338
Mizuho Financial Group, Inc.	337,030	4,774,896
MS&AD Insurance Group Holdings, Inc.	41,656	1,290,956
Murata Manufacturing Co., Ltd.	5,400	329,104
NEC Corporation	6,500	250,934
Nexon Co., Ltd.	5,000	119,394
NGK Insulators, Ltd.	18,609	246,765
Nidec Corporation	4,100	213,368
Nihon M&A Center, Inc.	15,800	118,427
Nikon Corporation	69,171	710,125
Nintendo Co., Ltd.	12,900	501,057
Nippon Building Fund, Inc. REIT	20	83,251
NIPPON EXPRESS HOLDINGS, INC.	14,094	850,437
Nippon Shinyaku Co., Ltd.	16,400	723,653
Nippon Steel CorporationΔ	231,046	5,448,409
Nippon Telegraph & Telephone Corporation	11,900	355,605
Nippon Yusen KK	34,504	805,956
Nisshin Seifun Group, Inc.	16,800	196,609
Nitori Holdings Co., Ltd.	1,200	144,914
Nomura Holdings, Inc.	54,000	208,187
NSK, Ltd.	62,400	356,930
Obayashi Corporation	124,264	950,924
Obic Co., Ltd.	1,100	174,233
Olympus Corporation	12,300	216,022
Omron Corporation	3,600	210,697
Ono Pharmaceutical Co., Ltd.	33,200	691,828
Oriental Land Co., Ltd.	10,000	342,392
ORIX Corporation	20,000	329,760
Osaka Gas Co., Ltd.	11,800	193,848
Otsuka Holdings Co., Ltd.	11,000	349,246
Panasonic Holdings Corporation	86,000	769,452
Recruit Holdings Co., Ltd.	75,922	2,088,541
Ricoh Co., Ltd.	80,503	603,864
Ryohin Keikaku Co., Ltd.	157,917	1,799,491
Santen Pharmaceutical Co., Ltd.	25,066	214,171
	Shares	Value
SCREEN Holdings Co., Ltd.	13,450	$1,193,071
Secom Co., Ltd.	4,000	246,511
Seibu Holdings, Inc.	35,600	365,356
Sekisui Chemical Co., Ltd.Δ	19,600	278,368
Sekisui House, Ltd.	239,556	4,882,448
Seven & i Holdings Co., Ltd.	8,500	383,980
Shimamura Co., Ltd.	14,436	1,469,308
Shimano, Inc.	5,400	936,283
Shin-Etsu Chemical Co., Ltd.	20,570	667,724
Shinko Electric Industries Co., Ltd.	13,556	421,688
Shionogi & Co., Ltd.	5,000	225,528
Shiseido Co., Ltd.	4,600	215,663
SMC Corporation	14,200	7,527,653
SoftBank Corporation	36,300	419,040
SoftBank Group CorporationΔ	9,000	353,822
Sohgo Security Services Co., Ltd.	12,189	328,289
Sojitz Corporation??	68,060	1,422,166
Sony Group Corporation	11,500	1,047,459
Subaru Corporation	78,944	1,260,231
Sumitomo Corporation	80,079	1,418,628
Sumitomo Dainippon Pharma Co., Ltd.	93,429	572,496
Sumitomo Electric Industries, Ltd.	19,300	247,946
Sumitomo Forestry Co., Ltd.	75,836	1,506,513
Sumitomo Heavy Industries, Ltd.	41,501	1,017,700
Sumitomo Metal Mining Co., Ltd.	3,100	118,618
Sumitomo Mitsui Financial Group, Inc.	27,125	1,085,477
Sumitomo Mitsui Trust Holdings, Inc.	207,500	7,128,867
Sumitomo Realty & Development Co., Ltd.??	6,455	145,763
Suzuki Motor Corporation	7,100	258,564
Sysmex Corporation	2,700	177,205
T&D Holdings, Inc.	12,900	159,881
Takeda Pharmaceutical Co., Ltd.	15,700	515,644
TDK Corporation	7,200	258,452
Terumo Corporation	169,000	4,570,661
THK Co., Ltd.	69,923	1,620,788
Tokio Marine Holdings, Inc.	251,697	4,843,898
Tokyo Century Corporation	2,500	83,462
Tokyo Electron, Ltd.??	4,200	513,098
Tokyo Gas Co., Ltd.	47,307	889,050
Tokyu CorporationΔ	16,500	219,650
TOPPAN, Inc.	52,000	1,047,922
Toshiba Corporation	7,000	235,057
Tosoh Corporation	12,800	173,946
Toyota Boshoku Corporation	23,234	375,934
Toyota Motor Corporation	99,800	1,420,694
Toyota Tsusho Corporation	54,877	2,339,805
Trend Micro, Inc.	4,300	210,960
Unicharm Corporation	3,200	131,538
USS Co., Ltd.	10,900	189,111
Yakult Honsha Co., Ltd.	3,600	261,577
Yamada Holdings Co., Ltd.	340,188	1,169,648
Z Holdings CorporationΔ	23,700	67,200
		182,222,683

	Shares	Value
Jersey ? 1.6%
Experian PLC	372,163	$12,254,487
Ferguson PLC	32,170	4,253,253
		16,507,740
Luxembourg ? 0.3%
ArcelorMittal SA	117,745	3,567,237
Mexico ? 0.4%
Fomento Economico Mexicano SAB de CV ADR	39,797	3,788,277
Netherlands ? 5.5%
Adyen NV 144A*	5,520	8,795,727
Akzo Nobel NV	91,710	7,173,066
ASM International NV	14,940	6,064,159
ASML Holding NV	12,613	8,588,027
Euronext NV 144A	64,458	4,935,866
Ferrari NV	33,230	9,004,792
ING Groep NV??	52,396	622,221
NN Group NV	94,288	3,423,591
OCI NV	64,973	2,202,576
Prosus NV*	15,661	1,226,320
Signify NV 144A	63,134	2,105,208
Stellantis NV	259,070	4,711,519
		58,853,072
New Zealand ? 0.1%
Xero, Ltd.*	15,598	946,041
Nigeria ? 0.0%
Afriland Properties PLC???	364,373	?
Norway ? 0.5%
DNB Bank ASA	16,606	297,177
Equinor ASA	119,859	3,407,402
Leroy Seafood Group ASA	55,748	288,680
Yara International ASA	37,218	1,617,516
		5,610,775
Portugal ? 0.3%
Galp Energia SGPS SA	323,998	3,666,127
Singapore ? 0.8%
CapitaLand Integrated Commercial Trust REIT??	204,670	305,251
City Developments, Ltd.	282,708	1,568,734
Singapore Exchange, Ltd.??Δ	621,176	4,398,860
Wilmar International, Ltd.	668,844	2,118,973
		8,391,818
South Korea ? 1.3%
Hana Financial Group, Inc.	70,497	2,207,894
KB Financial Group, Inc.	154,759	5,652,138
Samsung Electronics Co., Ltd. GDR	4,537	5,604,487
		13,464,519
Spain ? 0.8%
Amadeus IT Group SAΔ*	86,244	5,785,555
Banco Bilbao Vizcaya Argentaria SA	429,783	3,072,674
		8,858,229
	Shares	Value
Sweden ? 1.4%
Assa Abloy AB, B Shares	99,108	$2,373,883
Atlas Copco AB, A Shares	273,110	3,459,852
Atlas Copco AB, B Shares	29,823	343,046
Billerud AB	33,195	341,185
H & M Hennes & Mauritz AB, B Shares	69,038	987,074
Investor AB, B Shares??	24,240	482,875
Sandvik AB	71,233	1,511,977
Skanska AB, B Shares	44,260	677,916
SSAB AB, B Shares	270,832	1,935,945
Svenska Handelsbanken AB, A Shares	95,119	823,813
Telefonaktiebolaget LM Ericsson, B Shares??	215,533	1,263,417
Volvo AB, B Shares	12,355	254,595
		14,455,578
Switzerland ? 10.8%
ABB, Ltd.	81,496	2,803,587
Adecco Group AG??	4,887	178,009
Baloise Holding AG	5,038	784,499
Barry Callebaut AG	985	2,086,988
Chocoladefabriken Lindt & Spruengli AG	9	106,296
Chubb, Ltd.	53,641	10,416,009
Cie Financiere Richemont SA	1,950	312,695
Clariant AG*	84,771	1,406,296
DKSH Holding AG	9,787	789,031
Dufry AG*	21,241	947,315
Georg Fischer AG	4,830	375,920
Julius Baer Group, Ltd.	3,051	208,409
Nestle SA??	184,634	22,512,528
Novartis AG??	258,991	23,780,175
Roche Holding AG??	55,863	15,962,439
Sika AG	43,285	12,141,245
Sonova Holding AG	3,112	918,005
Swatch Group AG (The)	5,303	1,826,304
Temenos AG	6,691	465,600
UBS Group AG	429,166	9,081,496
Zurich Insurance Group AGΔ	15,722	7,533,962
		114,636,808
Taiwan ? 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,770	8,536,445
Turkey ? 0.0%
Yapi ve Kredi Bankasi AS	1	1
United Kingdom ? 3.1%
BAE Systems PLC	322,846	3,905,190
BP PLC ADR	163,697	6,210,664
Compass Group PLC	317,100	7,969,218
Haleon PLC	1,641,868	6,522,219
Liberty Global PLC Class A*	226,995	4,426,402
Lloyds Banking Group PLC??	3,107,879	1,827,273
Schroders PLC	1	6

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vodafone Group PLC ADRΔ	204,392	$2,256,488
		33,117,460
Total Foreign Common Stocks (Cost $821,263,293)		885,084,021
FOREIGN PREFERRED STOCKS ? 1.0%
Brazil ? 0.3%
Banco Bradesco SA
0.00%*	1,444,747	3,765,472
Germany ? 0.7%
Henkel AG & Co. KGaA
2.57%◊	72,784	5,694,184
Porsche Automobil Holding SE
4.84%??◊	2,838	162,921
Volkswagen AG
6.98%◊	10,222	1,395,020
		7,252,125
Total Foreign Preferred Stocks (Cost $12,975,301)		11,017,597
MONEY MARKET FUNDS ? 7.1%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	70,816,565	70,816,565
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	450,843	$450,843
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	3,600,549	3,600,549
Total Money Market Funds (Cost $74,867,957)		74,867,957
TOTAL INVESTMENTS ? 94.9% (Cost $945,479,598)		1,007,293,614
FOREIGN COMMON STOCKS SOLD SHORT ? (0.0)%
United Kingdom ? (0.0)%
Ocado Group PLC*	(47,886)	(317,073)
TOTAL SECURITIES SOLD SHORT ? (0.0)% (Proceeds $(803,636))		(317,073)
Other Assets in Excess of Liabilities ? 5.1%		53,729,141
NET ASSETS ? 100.0%		$1,060,705,682

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	04/2023	135	$10,737,526	$209,118
IBEX 35 Index	04/2023	(110)	(10,967,028)	(235,942)
OMXS30 Index	04/2023	(279)	(5,958,891)	(289,314)
Hang Seng Index	04/2023	41	5,348,610	91,913
MSCI Singapore Index	04/2023	38	874,474	9,373
Topix Index?	06/2023	378	57,038,072	(131,769)
ASX SPI 200 Index	06/2023	(71)	(8,532,113)	(179,545)
S&P/TSX 60 Index	06/2023	(20)	(3,578,838)	(55,932)
DAX Index	06/2023	(19)	(8,137,627)	(129,448)
FTSE 100 Index	06/2023	314	29,589,698	339,899
FTSE/MIB Index	06/2023	190	27,463,011	803,849
MSCI EAFE Index	06/2023	231	24,214,575	1,099,493
Total Futures Contracts outstanding at March 31, 2023			$118,091,469	$1,531,695
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/23	Euro	148,735,000	U.S. Dollars	159,435,033	CITI	$2,630,370
06/21/23	British Pounds	49,328,000	U.S. Dollars	59,668,489	CITI	1,281,900
06/21/23	Japanese Yen	3,640,000,000	U.S. Dollars	27,210,416	CITI	543,139
06/21/23	Swiss Francs	18,559,000	U.S. Dollars	20,169,987	CITI	297,762

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/23	Swedish Kronor	325,000,000	U.S. Dollars	31,161,726	CITI	$287,668
06/21/23	Canadian Dollars	15,883,000	U.S. Dollars	11,690,664	CITI	77,557
06/21/23	U.S. Dollars	15,772,338	Norwegian Kroner	164,000,000	CITI	49,158
06/21/23	Danish Kroner	28,013,000	U.S. Dollars	4,058,041	CITI	42,697
06/21/23	U.S. Dollars	7,022,494	Australian Dollars	10,416,000	CITI	38,564
06/21/23	Israeli Shekels	6,475,250	U.S. Dollars	1,775,025	CITI	31,725
06/21/23	U.S. Dollars	12,116,599	Swedish Kronor	124,931,000	CITI	27,356
06/21/23	New Zealand Dollars	6,166,000	U.S. Dollars	3,830,598	CITI	24,826
06/21/23	Australian Dollars	1,563,000	U.S. Dollars	1,033,666	CITI	14,326
06/21/23	Singapore Dollars	1,927,000	U.S. Dollars	1,442,547	CITI	9,383
06/21/23	U.S. Dollars	2,123,149	Swiss Francs	1,923,000	CITI	2,373
06/21/23	U.S. Dollars	1,942,945	Hong Kong Dollars	15,186,000	CITI	1,004
06/21/23	U.S. Dollars	109,067	Israeli Shekels	389,000	CITI	528
06/21/23	U.S. Dollars	56,470	Danish Kroner	384,000	CITI	257
Subtotal Appreciation						$5,360,593
06/21/23	U.S. Dollars	184,608	Hong Kong Dollars	1,444,000	CITI	$(46)
06/21/23	Singapore Dollars	139,000	U.S. Dollars	104,916	CITI	(184)
06/21/23	U.S. Dollars	252,755	Israeli Shekels	913,000	CITI	(1,994)
06/21/23	Hong Kong Dollars	81,707,987	U.S. Dollars	10,454,407	CITI	(5,837)
06/21/23	Israeli Shekels	2,096,750	U.S. Dollars	591,438	CITI	(6,394)
06/21/23	U.S. Dollars	1,055,231	Singapore Dollars	1,413,000	CITI	(9,419)
06/21/23	Swiss Francs	2,430,000	U.S. Dollars	2,691,257	CITI	(11,337)
06/21/23	U.S. Dollars	12,073,745	Swedish Kronor	124,931,000	CITI	(15,499)
06/21/23	Euro	3,207,000	U.S. Dollars	3,512,372	CITI	(17,944)
06/21/23	U.S. Dollars	1,422,837	Danish Kroner	9,857,000	CITI	(20,100)
06/21/23	New Zealand Dollars	10,890,000	U.S. Dollars	6,845,004	CITI	(35,798)
06/21/23	Swedish Kronor	153,000,000	U.S. Dollars	14,849,773	CITI	(44,365)
06/21/23	U.S. Dollars	8,531,207	Australian Dollars	12,840,000	CITI	(78,015)
06/21/23	U.S. Dollars	12,891,390	Norwegian Kroner	136,000,000	CITI	(147,346)
06/21/23	Japanese Yen	3,040,000,000	U.S. Dollars	23,330,640	CITI	(151,846)
06/21/23	U.S. Dollars	11,715,167	British Pounds	9,634,000	CITI	(188,742)
06/21/23	Norwegian Kroner	377,621,000	U.S. Dollars	36,630,703	CITI	(427,026)
06/21/23	U.S. Dollars	42,695,890	New Zealand Dollars	68,970,000	CITI	(429,080)
06/21/23	U.S. Dollars	35,993,441	Canadian Dollars	49,214,000	CITI	(470,774)
06/21/23	U.S. Dollars	44,235,201	Euro	41,286,000	CITI	(751,065)
06/21/23	U.S. Dollars	65,149,978	Japanese Yen	8,646,701,000	CITI	(777,685)
06/21/23	Australian Dollars	81,614,000	U.S. Dollars	56,003,875	CITI	(1,281,675)
06/21/23	U.S. Dollars	88,644,432	Swiss Francs	81,618,000	CITI	(1,367,790)
Subtotal Depreciation						$(6,239,961)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(879,368)
Swap Agreements outstanding at March 31, 2023:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Sweden Net Return SEK Index (Monthly)	Financing Index: 1-Month STIBOR - 2.62%	6/21/2023	GSC	SEK	9,598,566	$13,266	$?	$13,266
Subtotal Appreciation						$13,266	$ ?	$13,266
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	4/21/2023	CITI	EUR	14,677,070	$(434,034)	$?	$(434,034)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	6/16/2023	JPM	CHF	36,286,800	$(2,021,221)	$?	$(2,021,221)
Financing Index: 1-Day SONIA + 0.35%	MSCI United Kingdom Net Return GBP Index (Monthly)	6/21/2023	GSC	GBP	670,986	(31,194)	?	(31,194)
Financing Index: 1-Month TELBOR - 0.3%	Tel Aviv Interbank Offered Rate (Monthly)	6/21/2023	GSC	ILS	7,239,915	(60,962)	?	(60,962)
Financing Index: Bank of Japan Unsecured Overnight Call Rate - 0.65%	MSCI Japan Net Return JPY Index (Monthly)	6/21/2023	GSC	JPY	361,029,051	(61,321)	?	(61,321)
Financing Index: Euro Short Term Rate - 0.38%	MSCI Italy Net Return EUR Index (Monthly)	6/21/2023	GSC	EUR	9,669,812	(360,179)	?	(360,179)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 1.34%	6/21/2023	GSC	CHF	2,244,921	(50,690)	?	(50,690)
Subtotal Depreciation						$(3,019,601)	$ ?	$(3,019,601)
Net Total Return Swaps outstanding at March 31, 2023						$(3,006,335)	$ ?	$(3,006,335)
Total Return Basket Swap Agreements outstanding at March 31, 2023:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).*	42-60 months maturity ranging from 09/04/2026 - 03/03/2028	GSC	$19,709,382	$401,036	$?	$401,036
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-1.35 to -0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	29-47 months maturity ranging from 08/08/2025 - 02/17/2027	GSC	20,338,436	55,677	?	55,677
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.75 to -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	35-60 months maturity ranging from 02/04/2026 - 03/03/2028	GSC	24,872,483	52,380	?	52,380
Subtotal Appreciation				$509,093	$ ?	$509,093

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Mineral Resources, Ltd.	(44,827)	$3,625,118	$212,152	52.90%
IDP Education, Ltd.	(102,775)	2,833,401	43,651	10.88
Lynas Rare Earths, Ltd.	(332,268)	2,115,993	242,830	60.55
Worley, Ltd.	(131,956)	1,912,032	(11,464)	(2.86)
Domino?s Pizza Enterprises, Ltd.	(37,499)	1,883,183	(69,218)	(17.26)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Cleanaway Waste Management, Ltd.	(557,051)	$1,333,522	$46,760	11.66%
James Hardie Industries PLC CDI	(33,545)	1,080,132	(13,233)	(3.30)
Alumina, Ltd.	(683,925)	1,002,929	21,640	5.40
Pro Medicus, Ltd.	(13,893)	896,400	(19,460)	(4.85)
WiseTech Global, Ltd.	(13,127)	865,124	(12,244)	(3.05)
Woodside Energy Group, Ltd.	(19,393)	648,130	(3,802)	(0.95)
Reece, Ltd.	(34,386)	602,884	(28,742)	(7.17)
Igo, Ltd.	(27,149)	348,278	15,665	3.91
REA Group, Ltd.	(2,025)	282,471	(23,772)	(5.93)
carsales.com, Ltd.	(12,514)	279,785	273	0.07
		$19,709,382	$401,036	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays 1-Month SORA plus a specified spread (0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	60 months to maturity 03/23/2028	GSC	$513,367	$(11,355)	$?	$(11,355)
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	51-60 months maturity ranging from 06/17/2027 - 03/03/2028	GSC	15,197,460	(25,840)	?	(25,840)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	46-59 months maturity ranging from 01/06/2027 - 02/14/2028	GSC	4,153,794	(53,444)	?	(53,444)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	29-43 months maturity ranging from 08/08/2025 - 10/22/2026	GSC	73,141,792	(56,454)	?	(56,454)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).**	29-60 months maturity ranging from 08/08/2025 - 03/03/2028	GSC	2,726,236,951	(360,305)	?	(360,305)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-0.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).***	29-60 months maturity ranging from 08/08/2025 - 03/23/2028	GSC	60,621,654	(1,579,862)	?	(1,579,862)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).****	29-60 months maturity ranging from 08/08/2025 - 03/23/2028	GSC	$40,362,519	$(1,878,491)	$?	$(1,878,491)
Subtotal Depreciation				$(3,965,751)	$ ?	$(3,965,751)
Net Total Return Basket Swaps				$(3,456,658)	$ ?	$(3,456,658)

**The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Capcom Co., Ltd.	(86,608)	$411,569,670	$(206,036)	57.18%
Baycurrent Consulting, Inc.	(42,230)	232,795,823	86,314	(23.96)
Lasertec Corporation	(8,437)	199,040,546	(101,363)	28.13
JSR Corporation	(56,695)	178,076,839	31,376	(8.71)
Z Holdings Corporation	(432,852)	162,958,871	(15,305)	4.25
Kurita Water Industries, Ltd.	(24,001)	145,974,757	23,119	(6.42)
Nippon Paint Holdings Co., Ltd.	(109,949)	137,270,942	(34,534)	9.59
Kobe Bussan Co., Ltd.	(32,599)	120,856,452	(15,466)	4.29
Sysmex Corporation	(13,000)	113,285,029	(13,859)	3.85
Disco Corporation	(7,098)	109,635,308	(50,454)	14.00
Japan Airport Terminal Co., Ltd.	(15,362)	101,888,197	9,993	(2.77)
Unicharm Corporation	(18,397)	100,407,440	(44,851)	12.45
Nexon Co., Ltd.	(29,264)	92,781,656	(3,464)	0.96
Kansai Electric Power Co., Inc. (The)	(58,960)	76,240,350	12,295	(3.41)
Ajinomoto Co., Inc.	(16,229)	74,961,093	(18,414)	5.11
Koei tecmo Holdings Co., Ltd.	(29,407)	70,567,964	(23,499)	6.52
Denso Corporation	(9,300)	69,701,733	3,154	(0.88)
Yaskawa Electric Corporation	(10,700)	62,311,450	(10,837)	3.01
Toyota Motor Corporation	(29,426)	55,618,274	6,441	(1.79)
Bridgestone Corporation	(9,402)	50,711,373	(3,127)	0.87
Azbil Corporation	(13,222)	48,083,659	2,014	(0.56)
Asahi Intecc Co., Ltd.	(19,200)	45,041,333	6,028	(1.67)
Obic Co., Ltd.	(1,889)	39,726,997	(8,170)	2.27
Eisai Co., Ltd.	(2,100)	15,837,287	(2,811)	0.78
MonotaRO Co., Ltd.	(6,514)	10,893,908	11,151	(3.09)
		$2,726,236,951	$(360,305)	100.00%

***The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Cie de St-Gobain	84,527	$4,430,447	$(370,928)	23.48%
Repsol SA	308,994	4,381,440	(308,951)	19.56
Ferrari NV	(14,085)	3,519,416	50,674	(3.21)
STMicroelectronics NV	68,805	3,380,530	154,681	(9.79)
Sanofi	28,992	2,899,968	314,967	(19.94)
Banco de Sabadell SA	2,829,141	2,805,509	(906,110)	57.35

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Cellnex Telecom SA	(75,433)	$2,704,853	$(48,004)	3.04%
Dassault Aviation SA	14,579	2,659,444	46,782	(2.96)
Rexel SA	107,657	2,360,088	(336,633)	21.31
Sodexo SA	25,596	2,305,189	102,060	(6.46)
Eiffage SA	22,265	2,221,696	(144,091)	9.12
TotalEnergies SE	36,475	1,983,128	(142,174)	9.00
Nexi SpA	(227,499)	1,704,856	79,682	(5.04)
Rubis	63,458	1,565,719	(113,868)	7.21
Engie SA	100,443	1,465,634	51,356	(3.25)
Unibail-Rodamco-Westfield REIT	(28,391)	1,408,582	226,027	(14.31)
Orange SA	121,959	1,336,002	13,089	(0.83)
Delivery Hero SE	(42,124)	1,325,087	256,108	(16.21)
Mapfre SA	668,496	1,242,291	(122,209)	7.74
Infrastrutture Wireless Italiane SpA	(95,374)	1,155,421	(59,117)	3.74
Electricite de France SA	95,510	1,135,631	2,400	(0.15)
BNP Paribas SA	20,488	1,128,164	(170,317)	10.78
Renault SA	29,585	1,111,822	(57,258)	3.63
Banco Santander SA	306,803	1,054,215	(112,389)	7.11
Industria de Diseno Textil SA	33,625	1,041,622	66,606	(4.22)
Rheinmetall AG	(3,345)	913,746	(57,569)	3.64
Ipsen SA	8,254	838,049	(73,624)	4.66
adidas AG	(4,558)	745,051	(56,470)	3.58
Cie Generale des Etablissements Michelin SCA	(20,614)	581,037	28,115	(1.78)
Sartorius AG	(1,437)	558,444	25,088	(1.59)
Acciona SA	(2,946)	545,029	(28,123)	1.78
Sartorius Stedim Biotech	(1,478)	418,113	42,592	(2.70)
Reply SPA	(3,488)	403,872	(976)	0.06
Faurecia SE (Euronext Paris Exchange)	(19,907)	398,939	72,042	(4.56)
Valeo	(19,464)	368,278	49,895	(3.16)
Alstom SA	(13,994)	351,319	42,607	(2.70)
DiaSorin SpA	(3,340)	324,551	52,543	(3.33)
Argenx SE	(938)	321,191	(19,587)	1.24
Air France-KLM	173,431	294,690	(23,593)	1.49
Societe Generale SA	13,133	272,849	(85,279)	5.40
Credit Agricole SA	19,529	203,145	(19,358)	1.23
Nokian Renkaat OYJ	(17,100)	150,847	(14,508)	0.92
SEB SA	(1,280)	134,296	838	(0.05)
Fraport AG Frankfurt Airport ServicesWorldwide	(2,353)	109,372	13,826	(0.87)
EDP - Energias de Portugal SA	21,496	108,004	6,260	(0.40)
SES SA	15,370	93,042	(10,470)	0.66
Danone SA	1,595	91,514	4,007	(0.25)
SCOR SE	(3,316)	69,522	(501)	0.03
		$60,621,654	$(1,579,862)	100.00%

****The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	269,211	$6,219,307	$(804,251)	42.81%
HSBC Holdings PLC	607,494	3,346,981	(388,902)	20.70
BP PLC	642,098	3,289,880	(318,357)	16.95
Centrica PLC	2,864,546	3,041,108	10,724	(0.57)
Barclays PLC	1,864,606	2,720,585	(295,750)	15.74
Antofagasta PLC	(150,424)	2,388,479	(47,186)	2.51

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Marks & Spencer Group PLC	1,307,886	$2,187,216	$136,685	(7.28)%
Barratt Developments PLC	464,591	2,167,333	127,777	(6.80)
Reckitt Benckiser Group PLC	30,788	1,898,731	130,220	(6.93)
InterContinental Hotels Group PLC	32,088	1,702,872	(117,297)	6.24
Whitbread PLC	47,749	1,429,889	(31,984)	1.70
Associated British Foods PLC	72,827	1,416,744	(82,052)	4.37
Glencore PLC	278,286	1,298,086	(27,259)	1.45
Carnival PLC	(172,135)	1,258,472	94,164	(5.01)
Harbour Energy PLC	307,235	844,010	(52,665)	2.80
Compass Group PLC	25,295	515,323	36,576	(1.95)
Ocado Group PLC	(86,491)	464,245	(56,822)	3.03
DCC PLC	9,212	435,295	6,646	(0.35)
Howden Joinery Group PLC	61,356	429,458	(10,867)	0.58
Taylor Wimpey PLC	276,747	330,044	22,296	(1.19)
London Stock Exchange Group PLC	3,917	308,412	22,813	(1.21)
Spectris PLC	(7,915)	291,111	(7,154)	0.38
3i Group PLC	16,377	276,714	10,547	(0.56)
Inchcape PLC	32,843	255,208	(48,096)	2.56
Haleon PLC	77,158	248,464	2,134	(0.11)
ConvaTec Group PLC	(105,069)	240,682	(8,895)	0.47
Direct Line Insurance Group PLC	173,715	239,219	(80,705)	4.30
Rentokil Initial PLC	(36,222)	214,600	(26,572)	1.41
Prudential PLC	(18,478)	205,086	(14,050)	0.75
Vodafone Group PLC	192,665	172,283	(22,548)	1.20
Airtel Africa PLC	149,301	158,777	(32,810)	1.75
Smiths Group PLC	8,756	150,538	(3,773)	0.20
Travis Perkins PLC	9,144	87,757	(3,131)	0.17
Croda International PLC	(1,038)	67,630	(606)	0.03
Coca-Cola HBC AG CDI	2,793	61,980	2,659	(0.14)
		$40,362,519	$(1,878,491)	100.00%
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 2.2%
Consumer Discretionary ? 2.2%
Coupang, Inc.Δ*	102,114	$1,633,824
MercadoLibre, Inc.*	4,240	5,588,575
Samsonite International SA 144A*	253,500	786,041
Yum China Holdings, Inc.	130,220	8,254,646
		16,263,086
Materials ? 0.0%
Southern Copper CorporationΔ	2,441	186,126
Total Common Stocks (Cost $14,357,134)		16,449,212
FOREIGN COMMON STOCKS ? 89.0%
Brazil ? 4.1%
B3 SA - Brasil Bolsa Balcao	2,040,300	4,158,332
Banco Bradesco SA*	711,500	1,664,886
Banco BTG Pactual SA*	192,232	743,373
Banco do Brasil SA	270,900	2,091,966
Caixa Seguridade Participacoes S/A	268,424	464,987
Cyrela Brazil Realty SA Empreendimentos e Participacoes	398,000	1,106,417
JBS SA	660,000	2,317,868
Klabin SA	660,200	2,357,648
Localiza Rent a Car SA	172,135	1,808,480
Magazine Luiza SA*	1,766,418	1,153,576
Odontoprev SA	142,178	310,250
Raia Drogasil SA	1,150,000	5,533,940
Rede D'Or Sao Luiz SA 144A*	140,789	592,495
Sendas Distribuidora SA	112,600	344,790
Vale SA	176,900	2,795,665
Vale SA ADR	47,179	744,485
Vibra Energia SA	458,423	1,314,186
		29,503,344
Canada ? 0.3%
Parex Resources, Inc.	134,536	2,502,579
Cayman Islands ? 0.3%
Patria Investments, Ltd. Class A	145,868	2,158,846
Chile ? 0.9%
Banco de Chile ADRΔ	7,668	149,679
Banco Santander Chile ADRΔ	3,609	64,348
Cencosud SA	1,102,163	2,129,757
Empresas CMPC SA	238,617	398,771
Empresas COPEC SA	8,437	59,545
Falabella SA	1,706,512	3,924,447
		6,726,547
China ? 19.1%
3SBio, Inc. 144A	337,500	335,888
Agricultural Bank of China, Ltd. Class A	134,600	60,936
Aier Eye Hospital Group Co., Ltd. Class A	24,822	112,168
Alibaba Group Holding, Ltd. ADR*	81,584	8,336,253
Aluminum Corporation of China, Ltd. Class H	1,334,000	675,682
Angel Yeast Co., Ltd. Class A	8,500	51,613
Anhui Conch Cement Co., Ltd. Class A	14,200	58,340
	Shares	Value
Anjoy Foods Group Co., Ltd. Class A	11,100	$264,669
Asymchem Laboratories Tianjin Co., Ltd. Class A	3,200	62,073
Avary Holding Shenzhen Co., Ltd. Class A	23,400	105,798
Baidu, Inc. Class A*	18,050	340,085
Bank of China, Ltd. Class A	50,400	24,780
Bank of Communications Co., Ltd. Class A	110,200	81,961
Bank of Communications Co., Ltd. Class H	109,000	68,551
Bank of Jiangsu Co., Ltd. Class A	86,800	88,768
Beijing Kingsoft Office Software, Inc. Class A	835	57,481
Beijing New Building Materials PLC Class A	22,900	89,323
Bilibili, Inc. ADRΔ*	78,175	1,837,112
Bloomage Biotechnology Corporation, Ltd. Class A	560	9,246
BYD Co., Ltd. Class A	2,500	93,123
BYD Co., Ltd. Class H	23,500	691,280
By-health Co., Ltd. Class A	1,500	4,652
Changchun High & New Technology Industry Group, Inc. Class A	3,300	78,467
China Avionics Systems Co., Ltd. Class A???	4,453	?
China Cinda Asset Management Co., Ltd. Class H	11,052,000	1,396,869
China CITIC Bank Corporation, Ltd. Class H	3,108,000	1,563,518
China Communications Services Corporation, Ltd. Class H	1,680,000	826,673
China Construction Bank Corporation Class H	6,866,000	4,443,640
China Everbright Bank Co., Ltd. Class A	32,100	14,058
China Gas Holdings, Ltd.	146,200	205,840
China Hongqiao Group, Ltd.	1,066,000	1,024,407
China Jushi Co., Ltd. Class A	23,900	50,818
China Lesso Group Holdings, Ltd.	388,000	346,684
China Literature, Ltd. 144A*	55,200	285,058
China Longyuan Power Group Corporation, Ltd. Class H	242,000	276,077
China Medical System Holdings, Ltd.	488,000	769,951
China Mengniu Dairy Co., Ltd.*	152,000	623,116
China Merchants Bank Co., Ltd. Class A	57,756	287,584
China Merchants Bank Co., Ltd. Class H	233,000	1,183,179
China Merchants Energy Shipping Co., Ltd. Class A	28,600	29,184
China National Building Material Co., Ltd. Class H	2,588,000	2,127,138
China National Chemical Engineering Co., Ltd. Class A	39,700	53,604
China National Nuclear Power Co., Ltd. Class A	64,100	59,661
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	4,900	18,614
China Pacific Insurance Group Co., Ltd. Class A	35,900	135,441

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	692,536	$1,835,978
China Petroleum & Chemical Corporation Class A	88,300	72,157
China Railway Group, Ltd. Class A	148,200	148,294
China Railway Signal & Communication Corporation, Ltd. Class A	13,568	10,708
China Resources Land, Ltd.Δ	1,479,987	6,739,616
China Resources Microelectronics, Ltd. Class A	1,964	17,311
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,400	11,702
China Shenhua Energy Co., Ltd. Class A	28,200	115,525
China State Construction Engineering Corporation, Ltd. Class A	324,400	273,467
China State Construction International Holdings, Ltd.	634,000	717,262
China Tourism Group Duty Free Corporation, Ltd. Class A	20,912	558,338
China Tourism Group Duty Free Corporation, Ltd. Class H 144AΔ*	52,200	1,288,368
China Yangtze Power Co., Ltd. Class A	38,100	117,733
Chongqing Changan Automobile Co., Ltd. Class A	5,600	9,739
Chongqing Fuling Zhacai Group Co., Ltd. Class A	49,800	183,525
Chongqing Zhifei Biological Products Co., Ltd. Class A	7,000	83,628
CMOC Group, Ltd. Class A	11,300	9,839
Contemporary Amperex Technology Co., Ltd. Class A	13,799	816,642
COSCO SHIPPING Holdings Co., Ltd. Class A	109,900	176,641
COSCO SHIPPING Holdings Co., Ltd. Class H	1,662,500	1,874,264
Country Garden Holdings Co., Ltd.	368,000	103,330
Country Garden Services Holdings Co., Ltd.Δ	99,000	170,685
CSC Financial Co., Ltd. Class H 144A	766,000	747,493
Daqin Railway Co., Ltd. Class A	73,300	76,758
Dongfeng Motor Group Co., Ltd. Class H	3,450,000	1,620,680
Dongyue Group, Ltd.	591,000	610,853
East Money Information Co., Ltd. Class A	728,880	2,125,635
Ecovacs Robotics Co., Ltd. Class A	1,300	15,596
ENN Energy Holdings, Ltd.	88,200	1,207,721
ENN Natural Gas Co., Ltd. Class A	18,100	54,901
Focus Media Information Technology Co., Ltd. Class A	75,800	75,703
Foshan Haitian Flavouring & Food Co., Ltd. Class A	24,231	269,811
Foxconn Industrial Internet Co., Ltd. Class A	32,600	81,539
GCL Technology Holdings, Ltd.*	1,179,000	305,153
Geely Automobile Holdings, Ltd.	88,000	113,399
	Shares	Value
GF Securities Co., Ltd. Class A	3,000	$6,885
Gree Electric Appliances, Inc. of Zhuhai Class A	52,700	281,267
Guangdong Haid Group Co., Ltd. Class A	6,200	52,657
Guanghui Energy Co., Ltd. Class A	32,800	44,153
Guangzhou Automobile Group Co., Ltd. Class H	898,000	567,448
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	15,100	72,708
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	3,300	42,321
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,100	44,659
H World Group, Ltd. ADR*	45,350	2,221,243
Haidilao International Holding, Ltd. 144A*	95,000	257,468
Haier Smart Home Co., Ltd. Class A	30,800	101,559
Haitian International Holdings, Ltd.	139,000	360,315
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	2,300	3,048
Hangzhou First Applied Material Co., Ltd. Class A	182,800	1,562,486
Hangzhou Robam Appliances Co., Ltd. Class A	86,932	358,968
Hangzhou Tigermed Consulting Co., Ltd. Class A	114,100	1,589,637
Heilongjiang Agriculture Co., Ltd. Class A	72,000	140,910
Henan Shenhuo Coal & Power Co., Ltd. Class A	38,000	97,763
Henan Shuanghui Investment & Development Co., Ltd. Class A	66,100	249,393
Hithink RoyalFlush Information Network Co., Ltd. Class A	900	26,802
Huadong Medicine Co., Ltd. Class A	500	3,371
Huaibei Mining Holdings Co., Ltd. Class A	53,200	104,924
Huaxia Bank Co., Ltd. Class A	8,507	6,666
Huayu Automotive Systems Co., Ltd. Class A	3,500	8,522
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	11,100	46,078
Hubei Xingfa Chemicals Group Co., Ltd. Class A	6,900	30,615
Hunan Valin Steel Co., Ltd. Class A	121,000	98,088
Hundsun Technologies, Inc. Class A	1,800	13,947
Imeik Technology Development Co., Ltd. Class A	600	48,801
Industrial & Commercial Bank of China, Ltd. Class A	74,300	48,235
Industrial & Commercial Bank of China, Ltd. Class H	2,723,000	1,447,110
Industrial Bank Co., Ltd. Class A	58,400	143,727
Inner Mongolia Dian Tou Energy Corporation, Ltd. Class A	7,900	15,452
Inner Mongolia ERDOS Resources Co., Ltd. Class A	21,100	47,137

	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	447,762	$1,893,776
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	13,500	16,949
JA Solar Technology Co., Ltd. Class A	3,900	32,463
Jason Furniture Hangzhou Co., Ltd. Class A	12,400	73,193
JCET Group Co., Ltd. Class A	28,200	133,416
JD.com, Inc. ADR	103,281	4,533,003
JD.com, Inc. Class A	129,200	2,821,237
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	11,566
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	1,800	8,333
Jiangxi Copper Co., Ltd. Class A	6,600	18,994
Jizhong Energy Resources Co., Ltd. Class A	70,100	69,744
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	29,300	56,188
Joinn Laboratories China Co., Ltd. Class A	1,000	7,620
Jointown Pharmaceutical Group Co., Ltd. Class A	81,600	177,362
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	31,100	168,099
Kanzhun, Ltd. ADR*	69,292	1,318,627
KE Holdings, Inc. ADR*	27,970	526,955
Keda Industrial Group Co., Ltd. Class A	1,600	3,365
Kingboard Holdings, Ltd.	181,500	558,079
Kingdee International Software Group Co., Ltd.*	521,000	841,610
Kuaishou Technology 144A*	47,900	368,318
Kunlun Energy Co., Ltd.	70,000	54,651
Lepu Medical Technology Beijing Co., Ltd. Class A	3,100	10,450
Livzon Pharmaceutical Group, Inc. Class A	2,000	10,872
Longfor Group Holdings, Ltd. 144A	93,384	263,377
LONGi Green Energy Technology Co., Ltd. Class A	81,400	478,898
Luxshare Precision Industry Co., Ltd. Class A	76,899	339,634
Meituan Class B 144A*	509,850	9,249,809
Metallurgical Corporation of China, Ltd. Class A	200,600	113,814
Microport Scientific Corporation*	308,600	726,827
Midea Group Co., Ltd. Class A	523,593	4,096,274
Minth Group, Ltd.	120,000	364,220
Montage Technology Co., Ltd. Class A	1,970	19,983
Muyuan Foods Co., Ltd. Class A	13,100	93,274
NARI Technology Co., Ltd. Class A	1,124,138	4,431,409
NetEase, Inc.	61,400	1,083,887
NetEase, Inc. ADRΔ	28,074	2,482,865
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	800	7,988
NIO, Inc. ADRΔ*	36,022	378,591
Offshore Oil Engineering Co., Ltd. Class A	23,100	20,602
	Shares	Value
Orient Securities Co., Ltd. Class A	18,700	$26,671
Ovctek China, Inc. Class A	700	3,374
PDD Holdings, Inc. ADR*	15,227	1,155,729
PetroChina Co., Ltd. Class A	180,100	155,046
Ping An Bank Co., Ltd. Class A	63,600	115,875
Ping An Insurance Group Co. of China, Ltd. Class A	45,100	298,719
Ping An Insurance Group Co. of China, Ltd. Class H	1,323,496	8,561,978
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	36,200	54,542
Porton Pharma Solutions, Ltd. Class A	4,300	23,203
Postal Savings Bank of China Co., Ltd. Class A	30,700	20,784
Power Construction Corporation of China, Ltd. Class A	25,500	26,438
Qingdao Haier Biomedical Co., Ltd. Class A	28,027	271,170
SF Holding Co., Ltd. Class A	10,000	80,492
Shaanxi Coal Industry Co., Ltd. Class A	43,700	129,317
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	65,900	132,298
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	49,600	254,437
Shandong Nanshan Aluminum Co., Ltd. Class A	117,900	58,171
Shandong Sinocera Functional Material Co., Ltd. Class A	161,500	666,502
Shandong Weifang Rainbow Chemical Co., Ltd. Class A	2,000	19,928
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	602,000	961,946
Shanghai International Airport Co., Ltd. Class A*	155,400	1,260,586
Shanghai International Port Group Co., Ltd. Class A	51,400	41,491
Shanghai Junshi Biosciences Co., Ltd. Class A*	1,216	8,487
Shanghai M&G Stationery, Inc. Class A	5,600	40,009
Shanxi Coking Coal Energy Group Co., Ltd. Class A	16,200	25,913
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	5,200	16,576
Shanxi Taigang Stainless Steel Co., Ltd. Class A	72,300	45,698
Shenghe Resources Holding Co., Ltd. Class A	7,900	16,281
Shenzhen Inovance Technology Co., Ltd. Class A	273,827	2,804,764
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	77,600	3,520,264
Shenzhen Transsion Holdings Co., Ltd. Class A	1,226	18,065
Shenzhou International Group Holdings, Ltd.	107,400	1,126,644
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,300	22,433
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	11,900	49,278

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sichuan Road and Bridge Group Co., Ltd. Class A	15,400	$30,920
Silergy Corporation	24,000	381,038
Sunac China Holdings, Ltd.???*	242,859	94,773
Sungrow Power Supply Co., Ltd. Class A	29,599	452,559
Sunny Optical Technology Group Co., Ltd.	300,376	3,624,527
Sunresin New Materials Co., Ltd. Class A	12,200	168,825
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	9,500	41,910
TBEA Co., Ltd. Class A	37,700	119,069
Tencent Music Entertainment Group ADR*	22,026	182,375
Thunder Software Technology Co., Ltd. Class A	400	6,312
Tianqi Lithium Corporation Class A*	3,200	35,223
Tianshan Aluminum Group Co., Ltd. Class A	18,800	20,744
Toly Bread Co., Ltd. Class A	100,100	226,811
Tongling Nonferrous Metals Group Co., Ltd. Class A	66,500	31,124
Tongwei Co., Ltd. Class A	40,600	229,999
TravelSky Technology, Ltd. Class H	134,000	249,690
Trina Solar Co., Ltd. Class A	3,900	29,542
Vipshop Holdings, Ltd. ADR*	13,960	211,913
Walvax Biotechnology Co., Ltd. Class A	2,600	13,035
Wens Foodstuffs Group Co., Ltd. Class A	9,800	29,188
Western Mining Co., Ltd. Class A	18,300	33,689
Western Superconducting Technologies Co., Ltd. Class A	823	9,786
Will Semiconductor Co., Ltd. Class A	93,803	1,246,982
Wuchan Zhongda Group Co., Ltd. Class A	4,800	3,389
WuXi AppTec Co., Ltd. Class A	11,900	137,583
WuXi AppTec Co., Ltd. Class H 144A	37,300	390,636
Wuxi Biologics Cayman, Inc. 144A*	93,500	576,143
Wuxi Shangji Automation Co., Ltd. Class A	1,300	19,337
Xiamen C&D, Inc. Class A	70,900	124,305
Yankuang Energy Group Co., Ltd. Class A	13,600	70,454
YongXing Special Materials Technology Co., Ltd. Class A	3,600	44,137
YTO Express Group Co., Ltd. Class A	1,061,000	2,825,132
Yunnan Aluminium Co., Ltd. Class A	286,848	567,534
Yunnan Energy New Material Co., Ltd. Class A	31,200	517,635
Yunnan Tin Co., Ltd. Class A	15,800	34,105
Yunnan Yuntianhua Co., Ltd. Class A*	7,200	22,242
Zangge Mining Co., Ltd. Class A	6,300	22,175
Zhejiang China Commodities City Group Co., Ltd. Class A	60,600	50,992
Zhejiang Chint Electrics Co., Ltd. Class A	1,900	7,736
	Shares	Value
Zhejiang Dahua Technology Co., Ltd. Class A	12,100	$39,826
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	14,900	72,102
Zhejiang NHU Co., Ltd. Class A	7,700	20,108
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	123,730	463,163
Zhejiang Supor Co., Ltd. Class A	4,500	35,419
Zhejiang Weixing New Building Materials Co., Ltd. Class A	10,300	36,365
Zhongtai Securities Co., Ltd. Class A	11,400	11,128
Zhuzhou CRRC Times Electric Co., Ltd. Class A	1,033	7,187
ZTE Corporation Class A	23,200	109,935
ZTO Express Cayman, Inc.	40,974	1,173,199
ZTO Express Cayman, Inc. ADRΔ	75,487	2,163,457
		138,928,609
Egypt ? 0.0%
Commercial International Bank Egypt SAE	223,180	369,391
Greece ? 0.7%
Hellenic Exchanges - Athens Stock Exchange SA	42,456	181,410
JUMBO SA	25,205	534,853
National Bank of Greece SA*	556,979	2,711,939
Piraeus Financial Holdings SA*	747,902	1,633,489
Sarantis SA	39,313	291,197
		5,352,888
Hong Kong ? 9.6%
AIA Group, Ltd.	967,506	10,146,582
Alibaba Group Holding, Ltd.*	720,296	9,122,906
China Merchants Port Holdings Co., Ltd.	890,000	1,366,321
China Overseas Land & Investment, Ltd.	161,000	388,409
China Resources Power Holdings Co., Ltd.	162,000	345,643
China Taiping Insurance Holdings Co., Ltd.	1,294,000	1,375,913
CITIC, Ltd.	1,537,000	1,796,464
CSPC Pharmaceutical Group, Ltd.	936,000	917,577
Hong Kong Exchanges and Clearing, Ltd.	144,362	6,398,807
Lenovo Group, Ltd.	1,742,000	1,887,308
Li Ning Co., Ltd.	80,500	633,045
Sino Biopharmaceutical, Ltd.	939,000	526,305
Techtronic Industries Co., Ltd.	38,000	411,734
Tencent Holdings, Ltd.	689,930	33,716,412
Trip.com Group, Ltd. ADR*	15,683	590,779
		69,624,205
Hungary ? 0.3%
MOL Hungarian Oil & Gas PLC	262,982	1,926,026
OTP Bank Nyrt PLC	6,212	177,350
		2,103,376

	Shares	Value
India ? 12.5%
Amber Enterprises India, Ltd.*	8,524	$189,691
Apollo Hospitals Enterprise, Ltd.	5,948	312,809
Axis Bank, Ltd.	523,650	5,486,159
Bandhan Bank, Ltd. 144A*	79,757	190,680
Bharat Petroleum Corporation, Ltd.	211,336	887,098
Bharti Airtel, Ltd.	434,500	3,962,425
Cartrade Tech, Ltd.*	13,549	64,279
Coal India, Ltd.	917,330	2,391,293
Coforge, Ltd.	6,292	293,781
Computer Age Management Services, Ltd.	17,468	432,699
Crompton Greaves Consumer Electricals, Ltd.	82,328	294,052
FSN E-Commerce Ventures, Ltd.*	97,200	147,301
GAIL India, Ltd.	1,097,225	1,408,129
Godrej Properties, Ltd.*	26,084	328,445
HDFC Bank, Ltd.	40,400	794,621
HDFC Life Insurance Co., Ltd. 144A	157,935	960,432
Hindustan Petroleum Corporation, Ltd.	93,941	271,360
Housing Development Finance Corporation, Ltd.	503,826	16,156,727
ICICI Bank, Ltd.	102,016	1,090,188
Indian Oil Corporation, Ltd.	1,234,390	1,172,555
Indus Towers, Ltd.	192,990	336,442
Info Edge India, Ltd.	5,732	260,713
Infosys, Ltd.	55,321	967,185
Kotak Mahindra Bank, Ltd.	85,844	1,814,473
Larsen & Toubro, Ltd.	174,482	4,605,681
Macrotech Developers, Ltd. 144A*	53,525	607,273
Mahindra & Mahindra, Ltd.	466,205	6,588,145
Marico, Ltd.	1,097,114	6,416,114
Navin Fluorine International, Ltd.	9,481	493,881
NTPC, Ltd.	1,199,267	2,560,368
Oil & Natural Gas Corporation, Ltd.	1,330,385	2,451,807
Petronet LNG, Ltd.	469,377	1,309,422
Power Grid Corporation of India, Ltd.	751,581	2,069,164
Reliance Industries, Ltd.	195,495	5,558,820
Route Mobile, Ltd.	21,034	350,755
SBI Life Insurance Co., Ltd. 144A	229,361	3,077,070
Sona Blw Precision Forgings, Ltd. 144A	63,628	321,251
State Bank of India	46,759	298,909
Tata Consultancy Services, Ltd.	230,688	9,042,473
Tata Consumer Products, Ltd.	75,469	652,172
Tata Steel, Ltd.	1,334,631	1,704,953
TeamLease Services, Ltd.*	8,156	222,701
Vedanta, Ltd.	683,748	2,290,487
Zomato, Ltd.*	563,945	352,647
		91,187,630
Indonesia ? 2.8%
PT Adaro Energy Indonesia Tbk	9,226,900	1,788,622
PT Astra International Tbk	4,386,800	1,757,752
PT Bank BTPN Syariah Tbk	1,688,400	246,665
PT Bank Central Asia Tbk	17,287,102	10,113,717
PT Bank Mandiri Persero Tbk	1,077,814	742,233
	Shares	Value
PT BFI Finance Indonesia Tbk	5,040,300	$442,749
PT Cisarua Mountain Dairy TBK	774,600	238,664
PT Map Aktif Adiperkasa*	757,700	244,069
PT Pakuwon Jati Tbk	7,248,500	219,380
PT Semen Indonesia Persero Tbk	374,325	157,597
PT Telkom Indonesia Persero Tbk	6,752,800	1,833,676
PT United Tractors Tbk	1,293,660	2,514,089
		20,299,213
Kazakhstan ? 0.1%
Kaspi.KZ JSC GDR 144A	3,113	235,031
Kaspi.KZ JSC GDR (London Exchange)	6,428	485,314
		720,345
Kuwait ? 0.2%
Kuwait Finance House KSCP	210,547	569,674
National Bank of Kuwait SAKP	203,957	703,632
		1,273,306
Malaysia ? 0.5%
Malayan Banking Bhd	1,507,333	2,929,573
Petronas Chemicals Group Bhd	101,900	163,752
RHB Bank Bhd	273,400	345,920
Sime Darby Plantation Bhd	603,000	585,453
		4,024,698
Mexico ? 3.0%
Alfa SAB de CV Series A	1,517,600	964,291
Alpek SAB de CV	1,095,200	1,217,362
Arca Continental SAB de CV	77,221	700,131
Banco del Bajio SA 144A	173,600	631,492
Cemex SAB de CV ADR*	176,974	978,666
Coca-Cola Femsa SAB de CV ADR	7,382	594,029
Fibra Uno Administracion SA de CV REIT	155,500	217,717
Fomento Economico Mexicano SAB de CV ADR	105,100	10,004,469
Gentera SAB de CV	210,950	230,734
Grupo Financiero Banorte SAB de CV Series O	282,449	2,378,089
Grupo Televisa SAB SA ADR	66,576	352,187
Orbia Advance Corporation SAB de CV	609,400	1,325,327
Prologis Property Mexico SA de CV REIT	209,129	753,189
Promotora y Operadora de Infraestructura SAB de CV	34,570	344,856
Wal-Mart de Mexico SAB de CV	215,600	861,443
		21,553,982
Peru ? 0.6%
Credicorp, Ltd.	31,147	4,123,551
Philippines ? 0.2%
Ayala Land, Inc.	161,700	79,250
BDO Unibank, Inc.	198,894	471,713
Jollibee Foods Corporation	74,760	308,192
Monde Nissin Corporation 144A	1,436,100	259,781

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SM Prime Holdings, Inc.	473,200	$286,311
		1,405,247
Poland ? 0.5%
Bank Polska Kasa Opieki SA	73,318	1,458,535
Dino Polska SA 144A*	8,910	809,298
PGE Polska Grupa Energetyczna SA*	658,713	959,297
Polski Koncern Naftowy ORLEN SA	51,800	699,196
		3,926,326
Qatar ? 0.2%
Commercial Bank PSQC (The)	60,247	96,513
Industries Qatar QSC	17,530	62,817
Masraf Al Rayan QSC	156,817	127,982
Qatar Islamic Bank SAQ	47,247	231,565
Qatar National Bank QPSC	150,622	665,469
		1,184,346
Russia ? 0.0%
Gazprom PJSC ADR (London Exchange)???*	170,565	?
LUKOIL PJSC ADR???*	11,047	?
Magnit PJSC GDR???*	20,820	?
MMC Norilsk Nickel PJSC ADR???*	19,198	?
Mobile TeleSystems PJSC ADR???*	34,508	?
Novatek PJSC GDR???*	1,991	?
Novolipetsk Steel PJSC GDR???*	13,631	?
Rosneft Oil Co. PJSC GDR???*	16,843	?
Sberbank of Russia PJSC ADR???*	75,573	?
Severstal PAO GDR???*	18,988	?
Surgutneftegas PJSC ADR???*	17,904	?
Tatneft PJSC ADR???*	15,224	?
TCS Group Holding PLC GDR???*	491	?
		?
Saudi Arabia ? 2.1%
Alinma Bank	32,688	257,763
Arab National Bank	34,822	240,412
Arabian Drilling Co.*	22,527	916,995
Arabian Internet & Communications Services Co.	11,733	779,793
Banque Saudi Fransi	87,988	853,609
National Industrialization Co.*	170,026	556,429
SABIC Agri-Nutrients Co.	7,025	239,491
Sahara International Petrochemical Co.	28,654	290,750
Saudi Airlines Catering Co.	41,772	958,132
Saudi Arabian Oil Co. 144A	74,249	639,967
Saudi Basic Industries Corporation	126,904	3,062,392
Saudi British Bank (The)	191,907	1,808,132
Saudi Electricity Co.	119,727	747,125
Saudi National Bank (The)	219,734	2,690,806
Saudi Tadawul Group Holding Co.	5,238	202,038
Saudi Telecom Co.	94,483	1,010,590
		15,254,424
Singapore ? 0.1%
Del Monte Pacific, Ltd.	166,831	29,548
Nanofilm Technologies International, Ltd.	182,806	222,784
	Shares	Value
TDCX, Inc. ADRΔ*	16,109	$143,370
		395,702
Slovenia ? 0.1%
Nova Ljubljanska Banka dd GDR	27,106	401,262
South Africa ? 2.2%
Absa Group, Ltd.	130,987	1,338,856
African Rainbow Minerals, Ltd.Δ	4,302	55,731
Anglo American Platinum, Ltd.	10,751	577,131
Aspen Pharmacare Holdings, Ltd.	57,370	593,198
Clicks Group, Ltd.	32,816	473,911
Exxaro Resources, Ltd.	207,478	2,168,563
Impala Platinum Holdings, Ltd.Δ	23,532	216,597
JSE, Ltd.	30,971	170,397
Mr Price Group, Ltd.	36,438	295,106
Naspers, Ltd. N Shares	28,808	5,337,960
Nedbank Group, Ltd.	48,185	586,853
Old Mutual, Ltd.	3,819,687	2,532,021
Sanlam, Ltd.	54,266	171,804
Sasol, Ltd.	29,085	393,044
Sibanye Stillwater, Ltd.	56,461	116,582
Standard Bank Group, Ltd.	122,695	1,189,630
		16,217,384
South Korea ? 9.9%
BGF retail Co., Ltd.	7,657	1,066,663
Doosan Bobcat, Inc.	38,860	1,306,993
GS Holdings Corporation	9,447	293,045
Hana Financial Group, Inc.	25,888	810,786
Hanmi Pharm Co., Ltd.	304	59,924
HD Hyundai Co., Ltd.	2,098	93,740
Hyundai Engineering & Construction Co., Ltd.	21,848	614,431
Hyundai Motor Co.	616	87,640
Hyundai Steel Co.	63,443	1,695,947
Industrial Bank of Korea	221,797	1,724,940
JYP Entertainment Corporation	4,346	259,733
KB Financial Group, Inc.	20,258	739,867
Kia Corporation	57,695	3,600,635
Korea Investment Holdings Co., Ltd.	31,258	1,326,806
Korean Air Lines Co., Ltd.	83,054	1,482,863
LG Chem, Ltd.	1,665	914,408
LG Corporation	63,681	4,054,967
LG Electronic, Inc.	8,699	776,331
LG Uplus Corporation	13,101	109,148
NAVER Corporation	1,964	307,741
NCSoft Corporation	1,212	347,324
NHN KCP Corporation	12,530	122,101
Orion Corporation	4,324	453,824
Pan Ocean Co., Ltd.	79,935	358,328
POSCO Holdings, Inc.	8,942	2,529,882
Samsung Electronics Co., Ltd.	394,851	19,525,762
Samsung Engineering Co., Ltd.*	48,476	1,184,713
Samsung Fire & Marine Insurance Co., Ltd.	42,765	6,759,960
SD Biosensor, Inc.	41,182	670,139
SK Hynix, Inc.	200,641	13,730,858
SK Telecom Co., Ltd.	33,787	1,253,569

	Shares	Value
SK, Inc.	3,035	$404,389
S-Oil Corporation	10,313	635,264
Woori Financial Group, Inc.	296,020	2,603,993
		71,906,714
Taiwan ? 13.3%
Advantech Co., Ltd.	178,087	2,178,685
ASE Technology Holding Co., Ltd.	663,000	2,460,435
AUO Corporation	1,030,800	626,252
Catcher Technology Co., Ltd.	417,000	2,606,790
Chailease Holding Co., Ltd.	81,956	602,734
Cheng Shin Rubber Industry Co., Ltd.	75,000	90,189
China Development Financial Holding Corporation	3,067,000	1,269,062
CTBC Financial Holding Co., Ltd.	2,407,000	1,733,354
Delta Electronics, Inc.	612,982	6,081,786
Evergreen Marine Corporation Taiwan, Ltd.	475,800	2,491,941
Formosa Plastics Corporation	252,000	760,789
Globalwafers Co., Ltd.	25,000	427,353
Hon Hai Precision Industry Co., Ltd.	1,112,000	3,806,370
MediaTek, Inc.	233,396	6,051,054
momo.com, Inc.	8,840	263,352
Nien Made Enterprise Co., Ltd.	39,000	420,027
Pou Chen Corporation	812,000	834,574
President Chain Store Corporation	649,000	5,751,772
Shanghai Commercial & Savings Bank, Ltd. (The)	60,000	92,607
Taiwan Semiconductor Manufacturing Co., Ltd.	1,983,986	34,768,604
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	199,849	18,589,954
Tong Hsing Electronic Industries, Ltd.	45,748	299,744
United Microelectronics Corporation*	369,000	645,725
Voltronic Power Technology Corporation	63,817	3,633,975
		96,487,128
Thailand ? 1.7%
Airports of Thailand PCL*	1,132,300	2,351,025
Central Pattana PCL	886,300	1,781,931
Central Pattana PCL NVDR	69,700	140,360
Indorama Ventures PCL NVDR	928,900	938,594
Kasikornbank PCL	687,300	2,666,772
Ngern Tid Lor PCL	188,438	137,767
PTT Exploration & Production PCL	642,900	2,832,927
PTT Exploration & Production PCL NVDR	13,700	60,202
PTT Global Chemical PCL NVDR	302,600	405,763
Thai Oil PCL NVDR	549,800	844,856
		12,160,197
Turkey ? 0.2%
Akbank TAS	1,302,163	1,152,207
United Arab Emirates ? 0.4%
Abu Dhabi Commercial Bank PJSC	294,791	667,137
Americana Restaurants International PLC*	1,322,660	1,372,181
Fertiglobe PLC	227,394	247,895
	Shares	Value
Salik Co. PJSC*	828,194	$651,731
		2,938,944
United Kingdom ? 3.1%
Anglo American PLC	81,661	2,716,169
Antofagasta PLC	438,837	8,595,712
Network International Holdings PLC 144AΔ*	578,330	1,746,471
Standard Chartered PLC (London Exchange)	285,244	2,161,884
Unilever PLC	143,754	7,449,194
		22,669,430
Total Foreign Common Stocks (Cost $678,561,735)		646,551,821
FOREIGN PREFERRED STOCKS ? 0.9%
Brazil ? 0.6%
Banco Bradesco SA
0.00%*	168,200	438,383
Gerdau SA
3.01%◊	39,480	197,071
Itau Unibanco Holding SA
0.97%*	87,600	429,492
Petroleo Brasileiro SA
23.42%◊	768,100	3,546,161
		4,611,107
Chile ? 0.3%
Embotelladora Andina SA Class B
5.80%◊	600,294	1,548,142
Sociedad Quimica y Minera de Chile SA ADR
14.68%◊Δ	3,046	246,909
		1,795,051
Total Foreign Preferred Stocks (Cost $6,790,975)		6,406,158
RIGHTS ? 0.0%
Localiza Rent a Car SA* (Cost $?)	770	1,995
MONEY MARKET FUNDS ? 6.1%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	22,631,535	22,631,535
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	760,239	760,239

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	20,868,087	$20,868,087
Total Money Market Funds (Cost $44,259,861)		44,259,861
TOTAL INVESTMENTS ? 98.2% (Cost $743,969,705)		713,669,047
Other Assets in Excess of Liabilities ? 1.8%		13,020,340
NET ASSETS ? 100.0%		$726,689,387
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE Taiwan Index	04/2023	188	$10,437,760	$59,884
Hang Seng China Enterprises Index	04/2023	83	3,707,028	92,091
MSCI Singapore Index	04/2023	(421)	(9,688,251)	(92,353)
SGX Nifty 50 Index	04/2023	(61)	(2,124,935)	(35,556)
FTSE KLCI	04/2023	98	1,582,991	14,113
KOSPI2 Index	06/2023	(102)	(6,340,477)	(157,507)
Mexican Bolsa Index	06/2023	12	361,798	11,342
MSCI Emerging Markets	06/2023	648	32,254,200	1,165,479
Thai SET50 Index	06/2023	604	3,420,694	26,010
Total Futures Contracts outstanding at March 31, 2023			$33,610,808	$1,083,503
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/23	South African Rand	353,462,000	United States Dollar	19,210,956	CITI	$496,433
06/21/23	Hungarian Forint	4,039,656,000	United States Dollar	10,820,530	CITI	413,353
06/21/23	Colombian Peso	43,600,000,000	United States Dollar	8,797,168	CITI	408,493
06/21/23	Mexican Peso	271,653,479	United States Dollar	14,454,467	CITI	377,188
06/21/23	Indonesian Rupiah	222,578,875,790	United States Dollar	14,590,834	CITI	275,654
06/21/23	Indian Rupee	2,022,532,000	United States Dollar	24,249,587	CITI	265,830
06/21/23	Thai Baht	304,269,624	United States Dollar	8,846,913	CITI	126,427
06/22/23	Chilean Peso	5,771,744,144	United States Dollar	7,066,753	CITI	126,359
06/21/23	United States Dollar	25,789,092	Korean Won	33,375,033,750	CITI	116,181
06/21/23	Israeli Shekel	27,794,000	United States Dollar	7,653,678	CITI	101,511
06/21/23	Singapore Dollar	14,757,000	United States Dollar	11,050,899	CITI	68,014
06/21/23	United States Dollar	4,334,404	Israeli Shekel	15,314,250	CITI	61,363
06/21/23	Czech Koruna	77,000,000	United States Dollar	3,484,357	CITI	58,884
06/21/23	Chinese Offshore Yuan	118,826,366	United States Dollar	17,357,871	CITI	48,858
06/21/23	Brazilian Real	4,284,000	United States Dollar	805,305	CITI	26,982
06/21/23	United States Dollar	4,107,251	Taiwan Dollar	123,522,110	CITI	25,583
06/21/23	Polish Zloty	12,830,000	United States Dollar	2,934,571	CITI	22,496
06/21/23	Korean Won	6,100,000,000	United States Dollar	4,671,500	CITI	20,772
06/21/23	Euro	1,044,000	United States Dollar	1,118,620	CITI	18,946
06/21/23	United States Dollar	3,079,423	Thai Baht	104,000,000	CITI	12,317
06/21/23	Philippine Peso	100,000,000	United States Dollar	1,830,632	CITI	9,791

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/23	Peruvian Nuevo Sol	1,202,874	United States Dollar	311,538	CITI	$6,395
06/21/23	United States Dollar	3,938,800	Chinese Offshore Yuan	26,855,075	CITI	4,834
06/21/23	United States Dollar	5,625,647	Hong Kong Dollar	43,963,940	CITI	3,672
06/21/23	Saudi Riyal	15,143,891	United States Dollar	4,028,323	CITI	2,904
06/21/23	United States Dollar	738,279	Czech Koruna	16,000,000	CITI	2,021
06/21/23	United States Dollar	164,186	Mexican Peso	3,000,000	CITI	393
06/21/23	United States Dollar	368,288	Philippine Peso	20,000,000	CITI	204
06/21/23	United States Dollar	19,715	Euro	18,000	CITI	102
06/21/23	Hong Kong Dollar	11,194,704	United States Dollar	1,431,494	CITI	50
06/21/23	United States Dollar	4,525	Saudi Riyal	17,000	CITI	?
Subtotal Appreciation						$3,102,010
06/21/23	Peruvian Nuevo Sol	69,000	United States Dollar	18,274	CITI	$(37)
06/21/23	Euro	23,000	United States Dollar	25,114	CITI	(52)
06/21/23	United States Dollar	453,058	Hong Kong Dollar	3,543,739	CITI	(105)
06/21/23	Israeli Shekel	230,000	United States Dollar	64,351	CITI	(176)
06/21/23	Thai Baht	4,000,000	United States Dollar	118,315	CITI	(349)
06/21/23	United States Dollar	81,609	Peruvian Nuevo Sol	312,000	CITI	(857)
06/21/23	United States Dollar	4,084,858	Saudi Riyal	15,355,389	CITI	(2,667)
06/21/23	United States Dollar	234,147	Euro	218,000	CITI	(3,390)
06/21/23	Mexican Peso	61,000,000	United States Dollar	3,334,404	CITI	(3,944)
06/21/23	Singapore Dollar	3,359,000	United States Dollar	2,535,673	CITI	(4,778)
06/21/23	Chinese Offshore Yuan	19,114,123	United States Dollar	2,805,517	CITI	(5,513)
06/21/23	Hong Kong Dollar	167,151,249	United States Dollar	21,387,167	CITI	(12,371)
06/21/23	Taiwan Dollar	54,000,000	United States Dollar	1,799,931	CITI	(15,553)
06/22/23	Chilean Peso	2,451,026,746	United States Dollar	3,081,378	CITI	(26,754)
06/21/23	United States Dollar	3,226,859	Thai Baht	111,000,000	CITI	(46,686)
06/21/23	United States Dollar	23,833,228	Chinese Offshore Yuan	163,109,430	CITI	(60,469)
06/21/23	United States Dollar	11,738,307	Korean Won	15,345,020,250	CITI	(65,467)
06/21/23	Korean Won	13,900,000,000	United States Dollar	10,759,877	CITI	(67,649)
10/10/23	United States Dollar	1,196,266	Chinese Offshore Yuan	8,649,000	SC	(81,028)
06/21/23	United States Dollar	8,406,775	Singapore Dollar	11,268,000	CITI	(83,291)
06/21/23	United States Dollar	9,423,429	Philippine Peso	517,287,000	CITI	(96,841)
06/21/23	United States Dollar	5,103,999	South African Rand	94,000,000	CITI	(137,003)
06/21/23	United States Dollar	3,166,206	Colombian Peso	15,800,000,000	CITI	(169,789)
06/22/23	United States Dollar	7,178,349	Chilean Peso	5,900,000,000	CITI	(174,604)
06/21/23	United States Dollar	5,635,969	Mexican Peso	107,000,000	CITI	(205,985)
06/21/23	United States Dollar	12,611,125	Israeli Shekel	45,942,750	CITI	(207,999)
06/21/23	United States Dollar	4,435,968	Hungarian Forint	1,670,000,000	CITI	(208,137)
06/21/23	United States Dollar	9,228,895	Polish Zloty	41,607,000	CITI	(360,713)
06/21/23	United States Dollar	13,964,326	Czech Koruna	311,900,000	CITI	(388,099)
06/21/23	United States Dollar	12,246,271	Brazilian Real	65,088,000	CITI	(398,898)
07/16/25	United States Dollar	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(475,891)
Subtotal Depreciation						$(3,305,095)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(203,085)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2023:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of Bovespa Index (At Termination)	Increase in total return of Bovespa Index (At Termination)	4/12/2023	CITI	BRL	24,664,640	$75,689	$?	$75,689
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	4/19/2023	CITI	TWD	272,860,800	164,831	?	164,831
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	4/27/2023	CITI	HKD	103,427,000	384,261	?	384,261
Financing Index: Overnight Bank Funding Rate + 0.5%	MSCI Saudi Arabia Index Futures (Monthly)	6/21/2023	GSC	USD	1,878,811	40,231	?	40,231
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.3%	6/21/2023	CITI	PLN	8,280,472	130,904	?	130,904
Subtotal Appreciation						$795,916	$ ?	$795,916
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	6/16/2023	CITI	PLN	3,408,000	$(4,721)	$?	$(4,721)
Financing Index: 1-Month TELBOR - 0.3%	Tel Aviv Interbank Offered Rate (Monthly)	6/21/2023	GSC	ILS	11,453,779	(99,663)	?	(99,663)
Financing Index: 28-Day Mexico Interbank TIIE + 0.65%	MSCI Mexico Net MXN Index (Monthly)	6/21/2023	CITI	MXN	25,571,969	(2,796)	?	(2,796)
Financing Index: Brazil Cetip Di Interbank Deposit Rate - 1%	MSCI Brazil Net Return BRL Index (Monthly)	6/21/2023	CITI	BRL	3,870,307	(39,648)	?	(39,648)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.3%	6/21/2023	CITI	PLN	1,436,335	(12,545)	?	(12,545)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate - 0.2%	6/21/2023	CITI	SGD	5,838,474	(72,966)	?	(72,966)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.8%	6/21/2023	CITI	ZAR	7,501,822	(8,040)	?	(8,040)
Subtotal Depreciation						$(240,379)	$ ?	$(240,379)
Net Total Return Swaps outstanding at March 31, 2023						$555,537	$ ?	$555,537
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS ? 60.5%
Real Estate ? 60.5%
Agree Realty Corporation REIT	76,621	$5,256,967
Alexandria Real Estate Equities, Inc. REIT	34,650	4,351,693
American Homes 4 Rent Class A REITΔ	52,539	1,652,352
AvalonBay Communities, Inc. REIT	53,537	8,997,428
Boston Properties, Inc. REIT	36,334	1,966,396
Centerspace REITΔ	17,313	945,809
CTO Realty Growth, Inc. REITΔ	47,652	822,473
DiamondRock Hospitality Co. REIT	85,830	697,798
EastGroup Properties, Inc. REIT	14,516	2,399,785
EPR Properties REITΔ	28,098	1,070,534
Equinix, Inc. REIT	21,845	15,751,119
Equity LifeStyle Properties, Inc. REIT	43,092	2,892,766
Essential Properties Realty Trust, Inc. REITΔ	114,916	2,855,663
Essex Property Trust, Inc. REITΔ	10,116	2,115,660
Extra Space Storage, Inc. REIT	34,867	5,680,880
Highwoods Properties, Inc. REIT	33,010	765,502
Host Hotels & Resorts, Inc. REIT	102,225	1,685,690
Invitation Homes, Inc. REITΔ	97,734	3,052,233
Iron Mountain, Inc. REIT	40,025	2,117,723
Kimco Realty Corporation REIT	294,233	5,746,370
Kite Realty Group Trust REIT	165,408	3,460,335
Life Storage, Inc. REIT	21,214	2,780,943
Medical Properties Trust, Inc. REITΔ	164,026	1,348,294
Mid-America Apartment Communities, Inc. REITΔ	27,683	4,181,240
National Retail Properties, Inc. REIT	46,241	2,041,540
NETSTREIT CorporationΔ	117,235	2,143,056
Physicians Realty Trust REIT	50,730	757,399
Postal Realty Trust, Inc. Class A REITΔ	28,585	435,064
Prologis, Inc. REIT	181,475	22,642,636
Public Storage REIT	25,699	7,764,696
Realty Income Corporation REIT	55,758	3,530,597
Rexford Industrial Realty, Inc. REIT	53,338	3,181,612
Ryman Hospitality Properties, Inc. REIT	25,472	2,285,603
Sabra Health Care REIT, Inc.	126,845	1,458,717
Simon Property Group, Inc. REIT	41,074	4,599,056
Spirit Realty Capital, Inc. REIT	61,880	2,465,299
Sun Communities, Inc. REIT	22,012	3,101,051
Urban Edge Properties REIT	90,418	1,361,695
Ventas, Inc. REIT	9,958	431,679
Welltower, Inc. REIT	133,188	9,548,248
WP Carey, Inc. REITΔ	48,176	3,731,231
		154,074,832
Total Common Stocks (Cost $159,830,939)		154,074,832
FOREIGN COMMON STOCKS ? 35.9%
Australia ? 3.8%
Abacus Property Group REIT	213,556	373,314
	Shares	Value
Charter Hall Group REIT	86,311	$641,170
Dexus REIT	278,837	1,409,753
GPT Group (The) REIT (Athens Exchange)	208,331	595,359
HomeCo Daily Needs REIT	728,729	567,574
Ingenia Communities Group REIT	299,308	760,936
Mirvac Group REIT	737,553	1,033,031
National Storage REIT	194,858	330,032
Region RE, Ltd. REIT	815,647	1,288,178
Scentre Group REIT	1,142,480	2,114,826
Stockland REIT	242,819	650,219
		9,764,392
Belgium ? 0.4%
Aedifica SA REIT	5,164	416,033
VGP NV	6,967	621,078
		1,037,111
Canada ? 2.7%
Boardwalk REIT	24,232	988,644
Canadian Apartment Properties REIT	30,316	1,063,472
Chartwell Retirement Residences	313,227	1,981,569
Granite REIT	19,381	1,200,145
RioCan REIT	99,953	1,507,985
		6,741,815
China ? 0.1%
GDS Holdings, Ltd. Class A*	147,700	346,959
Finland ? 0.2%
Kojamo OYJΔ	31,736	373,491
France ? 1.3%
Gecina SA REIT	6,470	671,590
ICADE REIT	13,629	641,733
Klepierre REITΔ	73,001	1,655,092
Unibail-Rodamco-Westfield REITΔ*	6,131	329,885
		3,298,300
Germany ? 1.5%
Aroundtown SAΔ	58,636	83,823
LEG Immobilien SE	6,811	374,305
Sirius Real Estate, Ltd.	477,927	452,201
TAG Immobilien AG	44,417	307,490
Vonovia SE	134,353	2,530,513
		3,748,332
Hong Kong ? 5.1%
CK Asset Holdings, Ltd.	437,368	2,651,619
Henderson Land Development Co., Ltd.	54,310	187,901
Hongkong Land Holdings, Ltd.	217,197	955,551
Hysan Development Co., Ltd.	150,000	426,416
Link REIT	588,518	3,784,309
New World Development Co., Ltd.	167,576	449,205
Sun Hung Kai Properties, Ltd.	8,500	119,082
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	257,839	3,612,223

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SUNeVision Holdings, Ltd.	432,515	$246,045
Wharf Real Estate Investment Co., Ltd.	107,965	621,594
		13,053,945
Japan ? 9.8%
Activia Properties, Inc. REIT	643	1,834,522
CRE Logistics REIT, Inc.	436	556,218
Global One Real Estate Investment Corporation REIT	636	501,447
Hulic Reit, Inc.	531	599,394
Ichigo Office REIT Investment Corporation	815	594,787
Industrial & Infrastructure Fund Investment Corporation REIT	1,576	1,715,277
Invincible Investment Corporation REIT	1,520	639,774
Keihanshin Building Co., Ltd.	111,046	1,004,551
Kenedix Residential Next Investment Corporation REITΔ	278	429,622
Kenedix Retail REIT Corporation	575	1,018,852
Mitsubishi Estate Co., Ltd.	308,336	3,667,554
Mitsui Fudosan Co., Ltd.	160,617	3,017,101
Mitsui Fudosan Logistics Park, Inc. REIT	204	715,755
Mori Trust REIT, Inc.	3,398	1,755,291
Nippon Building Fund, Inc. REIT	122	507,830
Nippon Prologis REIT, Inc.	547	1,158,025
NIPPON REIT Investment Corporation	413	997,804
Nomura Real Estate Master Fund, Inc. REIT	203	227,479
Orix JREIT, Inc.	638	808,939
Sekisui House REIT, Inc.	2,142	1,162,171
Sumitomo Realty & Development Co., Ltd.	19,228	434,196
Takara Leben Real Estate Investment Corporation REIT	420	283,985
TOC Co., Ltd.	27,100	130,363
Tokyu Fudosan Holdings Corporation	229,883	1,104,119
		24,865,056
Netherlands ? 0.4%
CTP NV 144A	31,605	407,836
Eurocommercial Properties NV REIT	12,610	287,374
NSI NV REIT	11,320	284,816
		980,026
Norway ? 0.1%
Entra ASA 144A	23,246	224,940
Singapore ? 3.5%
CapitaLand Integrated Commercial Trust REIT	173,622	258,945
Capitaland Investment, Ltd.	922,872	2,560,525
Digital Core REIT Management Pte, Ltd.	1,085,652	484,769
ESR-LOGOS REIT	2,173,561	531,635
Frasers Logistics & Commercial Trust REIT	1,632,500	1,611,310
Keppel DC REITΔ	270,400	419,300
	Shares	Value
Mapletree Logistics Trust REIT	1,969,247	$2,540,259
Mapletree Pan Asia Commercial Trust REIT	451,337	611,929
		9,018,672
Spain ? 0.6%
Arima Real Estate SOCIMI SA REIT*	23,855	205,672
Inmobiliaria Colonial Socimi SA REIT	37,303	236,414
Merlin Properties Socimi SA REIT	128,806	1,126,983
		1,569,069
Sweden ? 1.6%
Castellum ABΔ	60,195	700,296
Catena AB	10,914	406,181
Fabege ABΔ	151,299	1,160,476
Fastighets AB Balder, B Shares*	234,862	964,950
Nyfosa AB	26,919	187,371
Pandox AB*	21,178	264,230
Samhallsbyggnadsbolaget i Norden ABΔ	83,662	114,387
Wihlborgs Fastigheter ABΔ	36,657	280,900
		4,078,791
Switzerland ? 0.6%
PSP Swiss Property AG	13,831	1,573,958
United Kingdom ? 4.2%
Big Yellow Group PLC REIT	46,164	665,482
British Land Co. PLC (The) REIT	424,089	2,034,216
Derwent London PLC REIT	17,425	507,159
Grainger PLC	494,183	1,420,424
Great Portland Estates PLC REIT	66,264	414,438
Hammerson PLC REIT	972,408	312,653
Life Science Reit PLC REIT	242,258	185,287
PRS REIT PLC (The)	222,170	221,722
Safestore Holdings PLC REIT	41,334	485,164
Segro PLC REIT	207,134	1,973,117
Shaftesbury Capital PLC REIT	396,736	561,357
Tritax Big Box REIT PLC	429,837	743,782
Tritax EuroBox PLC 144A	339,088	255,577
UNITE Group PLC (The) REIT	78,002	924,109
		10,704,487
Total Foreign Common Stocks (Cost $107,762,682)		91,379,344
MONEY MARKET FUNDS ? 4.2%
GuideStone Money Market Fund, 4.71% (Institutional Class)?∞	9,191,247	9,191,247

	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 4.86%?	1,475,048	$1,475,048
Total Money Market Funds (Cost $10,666,295)		10,666,295
TOTAL INVESTMENTS ? 100.6% (Cost $278,259,916)		256,120,471
Liabilities in Excess of Other Assets ? (0.6)%		(1,490,114)
NET ASSETS ? 100.0%		$254,630,357
Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400	06/2023	37	$9,359,890	$381,545
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Par	Value
CORPORATE BONDS ? 11.4%
8x8, Inc.
0.50%, 02/01/24?? CONV	$446,000	$403,313
Air Transport Services Group, Inc.
1.13%, 10/15/24?? CONV	273,000	260,196
Apollo Commercial Real Estate Finance, Inc.
5.38%, 10/15/23 CONV	971,000	950,366
Arbor Realty Trust, Inc.
7.50%, 08/01/25 144A CONV	403,000	378,820
Array Technologies, Inc.
1.00%, 12/01/28 CONV	460,000	507,963
Bandwidth, Inc.
0.50%, 04/01/28 CONV	464,000	301,600
Beauty Health Co. (The)
1.25%, 10/01/26 144A ?? CONV	536,000	448,900
Bentley Systems, Inc.
0.38%, 07/01/27?? CONV	406,000	344,694
Cable One, Inc.
1.13%, 03/15/28?? CONV	511,000	376,096
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	231,000	208,343
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26?? CONV	404,000	336,330
Chegg, Inc.
0.13%, 03/15/25?? CONV	477,000	419,760
Coherus Biosciences, Inc.
1.50%, 04/15/26?? CONV	217,000	153,202
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 144A ?? CONV	162,000	145,314
CONMED Corporation
2.25%, 06/15/27 144A ?? CONV	223,000	221,997
CryoPort, Inc.
0.75%, 12/01/26 144A ?? CONV	461,000	360,398
DigitalBridge Group, Inc.
5.00%, 04/15/23 CONV	299,000	300,496
Envestnet, Inc.
0.75%, 08/15/25?? CONV	215,000	194,978
2.63%, 12/01/27 144A CONV	231,000	242,434
Etsy, Inc.
0.25%, 06/15/28?? CONV	269,000	224,029
Exact Sciences Corporation
0.38%, 03/15/27?? CONV	610,000	570,643
EZCORP, Inc.
3.75%, 12/15/29 144A ?? CONV	168,000	165,843
Five9, Inc.
0.50%, 06/01/25?? CONV	163,000	150,458
Granite Point Mortgage Trust, Inc.
6.38%, 10/01/23?? CONV	550,000	526,127
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28?? CONV	504,000	430,164
Haemonetics Corporation
0.00%, 03/01/26?? CONV ?	580,000	495,020
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	400,000	341,003
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26?? CONV	250,000	343,113
	Par	Value
Herbalife Nutrition, Ltd.
2.63%, 03/15/24?? CONV	$472,000	$448,400
i3 Verticals LLC
1.00%, 02/15/25?? CONV	261,000	242,077
Infinera Corporation
2.13%, 09/01/24?? CONV	297,000	303,534
Insmed, Inc.
0.75%, 06/01/28?? CONV	426,000	331,194
Integer Holdings Corporation
2.13%, 02/15/28 144A CONV	79,000	86,387
Jamf Holding Corporation
0.13%, 09/01/26?? CONV	276,000	228,528
Jazz Investments I, Ltd.
1.50%, 08/15/24?? CONV	373,000	361,962
JetBlue Airways Corporation
0.50%, 04/01/26?? CONV	357,000	275,604
Kaman Corporation
3.25%, 05/01/24?? CONV	265,000	251,220
KKR Real Estate Finance Trust, Inc.
6.13%, 05/15/23 CONV	705,000	701,475
LendingTree, Inc.
0.50%, 07/15/25 CONV	642,000	482,014
Liberty Media Corporation
3.75%, 03/15/28 144A CONV	241,000	242,446
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ?? CONV	577,000	450,348
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23?? CONV	294,000	291,878
Live Nation Entertainment, Inc.
3.13%, 01/15/29 144A ?? CONV	168,000	165,144
Lumentum Holdings, Inc.
0.50%, 12/15/26?? CONV	217,000	188,790
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	380,000	401,470
Magnite, Inc.
0.25%, 03/15/26?? CONV	544,000	440,057
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27 144A ?? CONV	168,000	164,220
Mesa Laboratories, Inc.
1.38%, 08/15/25?? CONV	234,000	217,488
MFA Financial, Inc.
6.25%, 06/15/24?? CONV	956,000	917,976
Mitek Systems, Inc.
0.75%, 02/01/26 CONV	377,000	311,172
New Relic, Inc.
0.50%, 05/01/23?? CONV	186,000	185,519
NextGen Healthcare, Inc.
3.75%, 11/15/27 144A ?? CONV	154,000	152,646
NRG Energy, Inc.
2.75%, 06/01/48?? CONV	217,000	224,053
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	356,000	323,248
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26?? CONV	424,000	361,027

	Par	Value
PennyMac Corporation
5.50%, 11/01/24?? CONV	$915,000	$858,956
5.50%, 03/15/26 CONV	250,000	218,171
Perficient, Inc.
0.13%, 11/15/26 CONV	549,000	438,919
PRA Group, Inc.
3.50%, 06/01/23?? CONV	196,000	195,020
Progress Software Corporation
1.00%, 04/15/26 CONV	186,000	203,298
Redwood Trust, Inc.
4.75%, 08/15/23 CONV	240,000	235,800
5.63%, 07/15/24?? CONV	228,000	216,777
RingCentral, Inc.
0.00%, 03/01/25 CONV ?	462,000	409,101
Rivian Automotive, Inc.
4.63%, 03/15/29 144A ?? CONV	160,000	166,180
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 144A ?? CONV	144,000	220,248
RWT Holdings, Inc.
5.75%, 10/01/25?? CONV	390,000	353,917
Semtech Corporation
1.63%, 11/01/27 144A ?? CONV	258,000	236,844
Snap, Inc.
0.00%, 05/01/27 CONV ?	327,000	239,854
SoFi Technologies, Inc.
0.00%, 10/15/26 144A ?? CONV ?	593,000	416,582
Spirit Airlines, Inc.
1.00%, 05/15/26?? CONV	224,000	181,552
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26?? CONV	353,000	303,827
Sunnova Energy International, Inc.
0.25%, 12/01/26 CONV	380,000	271,130
2.63%, 02/15/28 144A CONV	321,000	232,892
Two Harbors Investment Corporation
6.25%, 01/15/26?? CONV	682,000	592,700
Upwork, Inc.
0.25%, 08/15/26 CONV	622,000	490,383
Verint Systems, Inc.
0.25%, 04/15/26 CONV	450,000	400,219
Wayfair, Inc.
1.00%, 08/15/26 CONV	236,000	156,907
Winnebago Industries, Inc.
1.50%, 04/01/25?? CONV	209,000	230,841
WisdomTree, Inc.
3.25%, 06/15/26 CONV	104,000	98,228
5.75%, 08/15/28 144A ?? CONV	161,000	160,115
Ziff Davis, Inc.
1.75%, 11/01/26 144A ?? CONV	338,000	332,085
Total Corporate Bonds (Cost $28,185,204)		26,412,023
FOREIGN BONDS ? 0.6%
China ? 0.4%
GDS Holdings, Ltd.
2.00%, 06/01/25?? CONV	237,000	234,985
	Par	Value
iQIYI, Inc.
2.00%, 04/01/25?? CONV	$158,000	$158,395
JOYY, Inc.
0.75%, 06/15/25 CONV	237,000	232,944
PDD Holdings, Inc.
0.00%, 12/01/25 CONV ?	183,000	173,484
		799,808
Jersey ? 0.1%
Encore Capital Europe Finance, Ltd.
4.50%, 09/01/23?? CONV	219,000	259,053
Norway ? 0.1%
SFL Corporation, Ltd.
4.88%, 05/01/23?? CONV	227,000	228,785
Total Foreign Bonds (Cost $1,231,769)		1,287,646
MORTGAGE-BACKED SECURITIES ? 4.3%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	988,147	1,012,154
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 1.32%, 09/15/43? IO	218,568	24,083
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 1.42%, 05/15/45? IO	218,717	23,594
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 1.25%, 05/25/47? IO	310,429	38,236
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% - ICE LIBOR USD 1M, 2.50% Cap), 0.00%, 03/25/48? IO	1,686,363	37,719
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 1.30%, 02/25/48? IO	179,138	20,046
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% - ICE LIBOR USD 1M, 5.05% Cap), 0.20%, 10/25/40? IO	551,678	39,445
Government National Mortgage Association
4.00%, 05/20/48	1,012,361	985,212
3.50%, 04/01/53 TBA	2,000,000	1,875,078

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 0.94%, 08/20/45? IO	$123,654	$13,350
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 1.44%, 09/20/48? IO	365,229	42,010
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 1.39%, 10/20/48? IO	141,727	13,727
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 0.94%, 01/20/48? IO	307,991	29,258
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 1.29%, 01/20/49? IO	163,541	15,710
Government National Mortgage Association, Series 2019-110
1.34%, 09/20/49? IO	609,491	57,045
Government National Mortgage Association, Series 2019-111
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 1.39%, 01/20/49? IO	456,445	47,429
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	688,332	101,330
3.50%, 12/20/49 IO	404,017	65,703
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% - ICE LIBOR USD 1M, 3.79% Cap), 0.00%, 02/20/49? IO	374,951	9,934
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 1.29%, 01/20/49? IO	136,222	13,136
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	318,196	41,699
Government National Mortgage Association, Series 2020-21
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 1.29%, 02/20/50? IO	317,060	38,579
	Par	Value
Government National Mortgage Association, Series 2020-55
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 1.29%, 04/20/50? IO	$520,515	$60,865
3.50%, 04/20/50 IO	293,552	45,688
Government National Mortgage Association, Series 2020-61
(Floating, 6.44% - ICE LIBOR USD 1M, 6.44% Cap), 1.68%, 07/20/43? IO	492,113	48,760
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 1.29%, 08/20/49? IO	690,656	73,327
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	552,462	96,566
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	145,149	24,614
Uniform Mortgage Backed Securities
5.50%, 04/01/53 TBA	5,000,000	5,050,879
Total Mortgage-Backed Securities (Cost $10,575,615)		9,945,176

	Number of Contracts	Notional Amount
PURCHASED OPTIONS ? 0.1%
Call Swaptions ? 0.0%
Pay 6-Month EURIBOR (Semiannually); Receive 1.977% (Annually); Interest Rate Swap Maturing 12/05/2033 EUR, Strike Price $1.98, Expires 12/01/23 (CITI)	1	$2,220,000	14,715
Pay 6-Month EURIBOR (Semiannually); Receive 2.518% (Annually); Interest Rate Swap Maturing 10/31/2033 EUR, Strike Price $2.52, Expires 10/27/23 (MSCS)	1	2,310,000	34,420
			49,135

	Number of Contracts	Notional Amount	Value
Put Swaptions ? 0.1%
Pay 3.589% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 02/14/2025 EUR, Strike Price $3.59, Expires 02/12/24 (BAR)	1	$23,360,000	$77,570
Pay 3.66% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 04/13/2024 EUR, Strike Price $3.66, Expires 04/11/23 (CITI)	1	18,510,000	13,315
Pay 3.76% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 04/13/2024 EUR, Strike Price $3.76, Expires 04/11/23 (CITI)	1	18,510,000	6,508
			97,393
Total Purchased Options (Premiums paid $199,465)			146,528

	Par
U.S. TREASURY OBLIGATIONS ? 25.3%
U.S. Treasury Bills
4.35%, 04/06/23Ω	$4,300,000	4,298,347
4.44%, 04/13/23Ω	2,300,000	2,297,052
4.50%, 04/27/23Ω	3,300,000	3,289,891
4.59%, 05/18/23Ω	5,300,000	5,269,028
4.64%, 05/25/23Ω	4,300,000	4,271,367
4.66%, 06/01/23Ω	4,500,000	4,466,573
4.79%, 06/08/23Ω	4,300,000	4,264,101
4.33%, 06/15/23Ω	18,287,000	18,115,079
4.60%, 09/21/23Ω	12,430,000	12,154,016
Total U.S. Treasury Obligations (Cost $58,420,378)		58,425,454

	Shares
COMMON STOCKS ? 7.6%
Communication Services ? 0.0%
Escrow NII Holdings, Inc.??? *	76,167	19,803
Consumer Discretionary ? 1.6%
AutoZone, Inc.*	57	140,115
Best Buy Co., Inc.	4,517	353,546
Chewy, Inc. Class A*	3,169	118,457
Dick's Sporting Goods, Inc.	903	128,127
eBay, Inc.	4,358	193,365
	Shares	Value
Etsy, Inc.*	1,524	$169,667
Gap, Inc. (The)	8,457	84,909
Genuine Parts Co.	1,041	174,170
Home Depot, Inc. (The)	311	91,782
Leslie's, Inc.*	3,629	39,955
Lowe?s Cos., Inc.	3,103	620,507
Macy?s, Inc.	12,943	226,373
Murphy U.S.A., Inc.	660	170,313
O?Reilly Automotive, Inc.*	295	250,449
Penske Automotive Group, Inc.	694	98,416
Pool Corporation	501	171,562
Tractor Supply Co.	431	101,302
Ulta Beauty, Inc.*	363	198,078
Victoria's Secret & Co.*	2,848	97,259
Williams-Sonoma, Inc.	2,885	350,989
		3,779,341
Consumer Staples ? 1.0%
Casey?s General Stores, Inc.	770	166,674
Church & Dwight Co., Inc.	1,542	136,328
Colgate-Palmolive Co.	5,740	431,361
Costco Wholesale Corporation	152	75,524
Dollar General Corporation	689	145,007
Kimberly-Clark Corporation	550	73,821
Kroger Co. (The)	8,886	438,702
Sprouts Farmers Market, Inc.*	5,983	209,585
Sysco Corporation	377	29,116
U.S. Foods Holding Corporation*	2,517	92,978
Walmart, Inc.	4,118	607,199
		2,406,295
Financials ? 1.4%
Aflac, Inc.	6,649	428,993
American Financial Group, Inc.	1,700	206,550
American International Group, Inc.	4,011	201,994
Arch Capital Group, Ltd.*	1,552	105,334
Axis Capital Holdings, Ltd.	636	34,675
CNA Financial Corporation	2,719	106,123
CNO Financial Group, Inc.	3,764	83,523
Erie Indemnity Co. Class A	816	189,035
Fidelity National Financial, Inc.	3,586	125,259
Hanover Insurance Group, Inc. (The)	390	50,115
Hartford Financial Services Group, Inc. (The)	1,707	118,961
Loews Corporation	1,232	71,481
Marsh & McLennan Cos., Inc.	719	119,749
Old Republic International Corporation	8,380	209,249
Principal Financial Group, Inc.	2,402	178,517
RLI Corporation	2,873	381,850
Selective Insurance Group, Inc.	145	13,823
Travelers Cos., Inc. (The)	655	112,273
Unum Group	4,146	164,016
W.R. Berkley Corporation	4,532	282,162
		3,183,682
Information Technology ? 1.6%
Amphenol Corporation Class A	1,020	83,354
Apple, Inc.	4,751	783,440

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Arista Networks, Inc.*	1,425	$239,200
Arrow Electronics, Inc.*	683	85,286
Belden, Inc.	1,393	120,871
Calix, Inc.*	767	41,104
CDW Corporation	749	145,973
Cisco Systems, Inc.	11,203	585,637
Cognex Corporation	1,115	55,248
F5, Inc.*	1,034	150,643
IPG Photonics Corporation*	962	118,624
Keysight Technologies, Inc.*	2,111	340,884
Littelfuse, Inc.	152	40,750
NetApp, Inc.	2,567	163,903
Pure Storage, Inc. Class A*	6,296	160,611
Super Micro Computer, Inc.*	146	15,556
Trimble, Inc.*	2,004	105,050
Ubiquiti, Inc.	102	27,712
Vishay Intertechnology, Inc.	11,251	254,498
Vontier Corporation	2,506	68,514
		3,586,858
Materials ? 2.0%
Albemarle Corporation	386	85,321
AptarGroup, Inc.	562	66,423
Cabot Corporation	723	55,411
CF Industries Holdings, Inc.	7,492	543,095
Chemours Co. (The)	2,137	63,982
Cleveland-Cliffs, Inc.*	1,400	25,662
Commercial Metals Co.	1,340	65,526
Corteva, Inc.	346	20,867
Eastman Chemical Co.	928	78,268
Element Solutions, Inc.	6,862	132,505
FMC Corporation??	270	32,975
Graphic Packaging Holding Co.	18,449	470,265
Greif, Inc. Class A	184	11,660
Huntsman Corporation	6,136	167,881
Ingevity Corporation*	333	23,816
Louisiana-Pacific Corporation	2,048	111,022
Mosaic Co. (The)	11,201	513,902
NewMarket Corporation	80	29,198
Nucor Corporation	510	78,780
Packaging Corporation of America	4,166	578,366
Reliance Steel & Aluminum Co.	1,872	480,617
RPM International, Inc.	410	35,768
Sensient Technologies Corporation	526	40,271
Sherwin-Williams Co. (The)	698	156,889
Silgan Holdings, Inc.	791	42,453
Steel Dynamics, Inc.	3,892	440,030
United States Steel Corporation	2,471	64,493
Westlake Corporation	1,425	165,272
Westrock Co.	3,752	114,323
		4,695,041
Real Estate ? 0.0%
Jones Lang LaSalle, Inc.*	89	12,949
Total Common Stocks (Cost $16,460,829)		17,683,969
	Shares	Value
FOREIGN COMMON STOCKS ? 0.2%
Ireland ? 0.0%
Aon PLC Class A	264	$83,237
Jersey ? 0.0%
Amcor PLC	2,344	26,675
Netherlands ? 0.1%
LyondellBasell Industries NV Class A	2,125	199,516
Switzerland ? 0.1%
Chubb, Ltd.	365	70,875
TE Connectivity, Ltd.	1,259	165,118
		235,993
Total Foreign Common Stocks (Cost $515,354)		545,421
PREFERRED STOCKS ? 1.2%
AGNC Investment Corporation
(Variable, ICE LIBOR USD 3M + 4.70%), 6.13% ?	9,676	188,779
(Variable, ICE LIBOR USD 3M + 4.99%), 6.50% ?	1,251	25,283
Arbor Realty Trust, Inc.
(Variable, CME Term SOFR 3M + 5.44%), 6.25% ?	12,350	209,950
Chimera Investment Corporation
(Variable, ICE LIBOR USD 3M + 5.79%), 8.00% ?	11,273	215,991
Fluor Corporation
6.50% CONV	226	399,794
Granite Point Mortgage Trust, Inc.
(Variable, U.S. SOFR + 5.83%), 7.00% ?	10,514	173,481
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,140
MFA Financial, Inc.
(Variable, ICE LIBOR USD 3M + 5.35%), 6.50% ?	14,689	250,300
NCR Corporation
PIK, 5.50% CONV	250	267,575
New York Community Capital Trust V
6.00% CONV	5,655	218,848
New York Mortgage Trust, Inc.
(Variable, U.S. SOFR + 6.13%), 6.88% ?	9,131	158,971
(Variable, ICE LIBOR USD 3M + 6.43%), 7.88% ?	429	8,769
Ready Capital Corporation
7.00% CONV	14,935	372,927
Redwood Trust, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.28%), 10.00% ?	2,826	67,767
Rithm Capital Corporation
(Variable, ICE LIBOR USD 3M + 4.97%), 6.38% ?	9,077	171,737

	Shares	Value
(Variable, ICE LIBOR USD 3M + 5.64%), 7.13% ?	1,810	$38,987
Total Preferred Stocks (Cost $3,308,084)		2,779,299
MUTUAL FUNDS ? 0.3%
ProShares Short 20+ Year Treasury (Cost $679,648)	33,528	708,447
MONEY MARKET FUNDS ? 46.0%
GuideStone Money Market Fund, 4.71% (Institutional Class)? ∞	10,129,623	10,129,623
Northern Institutional U.S. Government Portfolio (Shares), 4.61%?	96,120,798	96,120,798
Total Money Market Funds (Cost $106,250,421)		106,250,421
TOTAL INVESTMENTS ?97.0% (Cost $225,826,767)		224,184,384
COMMON STOCKS SOLD SHORT ? (2.3)%
Communication Services ? (0.2)%
Bandwidth, Inc. Class A *	(658)	(10,002)
Cable One, Inc.	(44)	(30,888)
Liberty Media Corporation Class A *	(3,245)	(91,152)
Live Nation Entertainment, Inc. *	(1,008)	(70,560)
Magnite, Inc. *	(859)	(7,954)
Snap, Inc. Class A *	(545)	(6,110)
TripAdvisor, Inc. *	(821)	(16,305)
Ziff Davis, Inc. *	(1,803)	(140,724)
		(373,695)
Consumer Discretionary ? (0.3)%
Cheesecake Factory, Inc. (The)	(1,818)	(63,721)
Chegg, Inc. *	(1,380)	(22,494)
Etsy, Inc. *	(605)	(67,355)
Marriott Vacations Worldwide Corporation	(506)	(68,239)
Patrick Industries, Inc.	(2,136)	(146,978)
Rivian Automotive, Inc. Class A *	(6,048)	(93,623)
Royal Caribbean Cruises, Ltd. *	(2,432)	(158,810)
Wayfair, Inc. Class A *	(551)	(18,921)
Winnebago Industries, Inc.	(2,132)	(123,016)
		(763,157)
Consumer Staples ? (0.0)%
Beauty Health Co. (The) *	(6,244)	(78,862)
Energy ? (0.1)%
Helix Energy Solutions Group, Inc. *	(23,300)	(180,342)
Financials ? (0.2)%
Encore Capital Group, Inc. *	(3,212)	(162,046)
EZCORP, Inc. Class A *	(11,592)	(99,691)
I3 Verticals, Inc. Class A *	(2,360)	(57,891)
PRA Group, Inc. *	(168)	(6,545)
SoFi Technologies, Inc. *	(10,448)	(63,419)
WisdomTree, Inc.	(12,810)	(75,067)
		(464,659)
	Shares	Value
Health Care ? (0.4)%
Coherus Biosciences, Inc. *	(3,226)	$(22,066)
Collegium Pharmaceutical, Inc. *	(2,948)	(70,723)
CONMED Corporation	(812)	(84,334)
CryoPort, Inc. *	(461)	(11,064)
Exact Sciences Corporation *	(2,995)	(203,091)
Haemonetics Corporation *	(990)	(81,922)
Halozyme Therapeutics, Inc. *	(2,080)	(79,435)
Insmed, Inc. *	(8,520)	(145,266)
Integer Holdings Corporation *	(632)	(48,980)
Mesa Laboratories, Inc.	(359)	(62,728)
NextGen Healthcare, Inc. *	(3,604)	(62,746)
		(872,355)
Industrials ? (0.4)%
Air Transport Services Group, Inc. *	(2,566)	(53,450)
Array Technologies, Inc. *	(15,523)	(339,643)
Fluor Corporation *	(9,145)	(282,672)
Greenbrier Cos., Inc. (The)	(4,094)	(131,704)
JetBlue Airways Corporation *	(3,570)	(25,990)
Kaman Corporation	(185)	(4,229)
Spirit Airlines, Inc.	(1,604)	(27,541)
Upwork, Inc. *	(1,882)	(21,304)
		(886,533)
Information Technology ? (0.5)%
Bentley Systems, Inc. Class B	(1,877)	(80,692)
Ceridian HCM Holding, Inc. *	(610)	(44,664)
Envestnet, Inc. *	(2,649)	(155,417)
Five9, Inc. *	(424)	(30,651)
Infinera Corporation *	(13,514)	(104,869)
Jamf Holding Corporation *	(1,940)	(37,675)
Lumentum Holdings, Inc. *	(980)	(52,930)
MACOM Technology Solutions Holdings, Inc. *	(2,774)	(196,510)
Mitek Systems, Inc. *	(7,238)	(69,412)
NCR Corporation *	(4,580)	(108,042)
New Relic, Inc. *	(53)	(3,990)
Perficient, Inc. *	(878)	(63,383)
Progress Software Corporation	(2,232)	(128,228)
Semtech Corporation *	(4,162)	(100,471)
Verint Systems, Inc. *	(2,900)	(107,996)
		(1,284,930)
Real Estate ? (0.1)%
Pebblebrook Hotel Trust REIT	(7,709)	(108,234)
Summit Hotel Properties, Inc. REIT	(13,375)	(93,625)
		(201,859)
Utilities ? (0.1)%
NRG Energy, Inc.	(2,242)	(76,878)
Sunnova Energy International, Inc. *	(12,465)	(194,703)
		(271,581)
Total Common Stocks Sold Short (Proceeds $(5,913,177))		(5,377,973)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT ? (0.0)%
Ireland ? (0.0)%
Jazz Pharmaceuticals PLC * (Proceeds $(67,458))	(431)	$(63,068)
RIGHTS SOLD SHORT ? 0.0%
Ligand Pharmaceuticals, Inc. * (Proceeds $?)	(58)	?
TOTAL SECURITIES SOLD SHORT ?(2.3)% (Proceeds $(5,980,635))		(5,441,041)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS ? (0.1)%
Call Swaptions ? (0.0)%
Pay 1.484% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/05/2053 EUR, Strike Price $1.48, Expires 12/01/23 (CITI)	(1)	$(900,000)	(9,935)
Pay 1.945% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/31/2053 EUR, Strike Price $1.95, Expires 10/27/23 (MSCS)	(1)	(970,000)	(22,373)
			(32,308)
Put Swaptions ? (0.1)%
Pay 6-Month EURIBOR (Semiannually); Receive 3.3375% (Annually); Interest Rate Swap Maturing 02/14/2034 EUR, Strike Price $3.34, Expires 02/12/24 (BAR)	(1)	(2,740,000)	(55,808)
Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 3.5355% (Annually); Interest Rate Swap Maturing 04/13/2025 EUR, Strike Price $3.54, Expires 04/11/23 (CITI) (1)	$(9,400,000)	$(10,013)
Pay 6-Month EURIBOR (Semiannually); Receive 3.661% (Annually); Interest Rate Swap Maturing 04/13/2025 EUR, Strike Price $3.66, Expires 04/11/23 (CITI) (1)	(9,400,000)	(4,285)
		(70,106)
Total Written Options (Premiums received $ (199,768))		(102,414)
Other Assets in Excess of Liabilities ? 5.4%		12,555,185
NET ASSETS ? 100.0%		$231,196,114

Futures Contracts outstanding at March 31, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2023	(76)	$(9,715,905)	$(60,101)
Euro-Bund	06/2023	(4)	(589,273)	(11,323)
Euro-OAT	06/2023	(1)	(141,234)	(4,545)
Euro-Schatz	06/2023	(54)	(6,189,816)	(59,941)
FTSE KLCI	06/2023	(1)	(125,097)	(4,151)
Mexican Pesos/U.S. Dollars	06/2023	(1)	(27,335)	(1,563)

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	06/2023	16	$4,256,560	$109,100
New Zealand Dollars/U.S. Dollars	06/2023	(4)	(250,040)	(5,430)
S&P 500? E-Mini	06/2023	20	4,137,750	81,000
U.S. Dollars/Norwegian Kroner	06/2023	1	99,690	(1,947)
U.S. Dollars/Swedish Kronor	06/2023	1	99,513	(3,321)
Australian Dollars/U.S. Dollars	06/2023	(164)	(10,989,640)	(123,880)
British Pounds/U.S. Dollars	06/2023	(38)	(2,934,313)	(111,368)
South African Rand/U.S. Dollars	06/2023	2	55,825	2,550
Swiss Francs/U.S. Dollars	06/2023	(1)	(137,881)	(3,738)
U.S. Dollars/Czech Republic Koruna	06/2023	1	100,280	(3,485)
10-Year Bond	06/2023	(1)	(93,348)	(3,430)
10-Year U.S. Treasury Note	06/2023	50	5,746,093	(17,721)
Canadian Dollars/U.S. Dollars	06/2023	(8)	(591,920)	(9,480)
Euro/U.S. Dollars	06/2023	(90)	(12,266,438)	(332,089)
Japanese Yen/U.S. Dollars	06/2023	(51)	(4,859,344)	(152,268)
U.S. Treasury Long Bond	06/2023	(5)	(655,781)	(952)
Ultra 10-Year U.S. Treasury Note	06/2023	(10)	(1,211,406)	(40,570)
Ultra Long U.S. Treasury Bond	06/2023	(35)	(4,939,375)	(81,980)
Long GILT	06/2023	(8)	(1,019,941)	3,718
2-Year U.S. Treasury Note	06/2023	(76)	(15,690,438)	(136,947)
5-Year U.S. Treasury Note	06/2023	78	8,541,609	41,106
30-Day Federal Funds	09/2023	(20)	(7,936,885)	5,972
Total Futures Contracts outstanding at March 31, 2023			$(57,328,090)	$(926,784)
Forward Foreign Currency Contracts outstanding at March 31, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/03/23	Euro	4,749,812	U.S. Dollars	5,083,693	MSCS	$68,345
06/21/23	Euro	3,774,407	U.S. Dollars	4,051,734	MSCS	60,954
06/06/23	Australian Dollars	4,994,841	U.S. Dollars	3,307,888	MSCS	39,264
05/15/23	Hungarian Forint	299,263,911	U.S. Dollars	809,848	MSCS	31,757
06/26/23	U.S. Dollars	4,793,613	Euro	4,369,999	MSCS	30,637
05/26/23	Swedish Kronor	38,140,300	U.S. Dollars	3,655,466	MSCS	30,538
06/21/23	Japanese Yen	176,161,592	U.S. Dollars	1,313,596	MSCS	29,565
05/16/23	British Pounds	1,216,032	U.S. Dollars	1,478,677	MSCS	22,862
06/21/23	Canadian Dollars	3,313,834	U.S. Dollars	2,433,995	MSCS	21,331
06/21/23	British Pounds	554,996	U.S. Dollars	666,617	MSCS	19,143
05/25/23	Mexican Pesos	29,668,287	U.S. Dollars	1,611,380	MSCS	17,081
06/21/23	Singapore Dollars	1,881,253	U.S. Dollars	1,400,701	MSCS	16,762
06/21/23	U.S. Dollars	288,138	Turkish Lira	5,990,503	MSCS	15,266
06/01/23	Canadian Dollars	2,817,306	U.S. Dollars	2,071,933	MSCS	14,790
04/04/23	Brazilian Reals	2,025,193	U.S. Dollars	385,616	MSCS	13,682
06/21/23	New Zealand Dollars	1,048,315	U.S. Dollars	643,797	MSCS	11,685
04/03/23	Chilean Pesos	522,515,113	U.S. Dollars	646,869	MSCS	10,264
06/21/23	New Zealand Dollars	1,429,977	Australian Dollars	1,321,000	MSCS	8,393
04/05/23	Polish Zloty	1,980,301	U.S. Dollars	450,692	MSCS	7,941
06/21/23	Swiss Francs	1,379,765	Euro	1,389,692	MSCS	7,428
05/30/23	Czech Republic Koruna	5,876,376	U.S. Dollars	264,405	MSCS	6,291
06/21/23	Swiss Francs	408,677	U.S. Dollars	446,039	MSCS	4,669
06/21/23	Euro	1,067,255	Swedish Kronor	11,969,560	MSCS	4,646

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/07/23	U.S. Dollars	559,055	Japanese Yen	72,874,071	MSCS	$4,580
06/16/23	Swiss Francs	986,926	U.S. Dollars	1,083,621	MSCS	4,235
06/21/23	Australian Dollars	1,035,306	U.S. Dollars	690,160	MSCS	4,012
06/22/23	New Zealand Dollars	1,912,476	U.S. Dollars	1,192,232	MSCS	3,581
06/21/23	Euro	190,848	Australian Dollars	304,822	MSCS	3,570
06/21/23	Swedish Kronor	6,995,451	Euro	618,223	MSCS	3,300
06/21/23	Swedish Kronor	8,020,619	U.S. Dollars	773,193	MSCS	2,941
06/21/23	U.S. Dollars	202,497	Japanese Yen	26,188,187	MSCS	2,823
06/07/23	Japanese Yen	44,331,588	U.S. Dollars	334,754	MSCS	2,550
06/23/23	U.S. Dollars	1,039,018	Norwegian Kroner	10,810,279	MSCS	2,515
06/12/23	U.S. Dollars	325,000	Taiwan Dollars	9,772,750	MSCS	2,425
06/21/23	South African Rand	2,237,975	U.S. Dollars	122,444	MSCS	2,335
05/16/23	U.S. Dollars	599,232	British Pounds	483,627	MSCS	2,057
06/08/23	Israeli Shekels	432,055	U.S. Dollars	119,308	MSCS	1,162
06/21/23	Mexican Pesos	13,625,230	U.S. Dollars	742,853	MSCS	1,053
06/21/23	U.S. Dollars	443,780	Swedish Kronor	4,575,231	MSCS	1,047
06/21/23	Chinese Offshore Yuan	4,151,742	U.S. Dollars	607,210	MSCS	973
06/06/23	U.S. Dollars	410,458	Australian Dollars	611,232	MSCS	858
06/21/23	U.S. Dollars	318,995	Israeli Shekels	1,140,280	MSCS	829
06/21/23	U.S. Dollars	360,034	Norwegian Kroner	3,747,000	MSCS	797
06/21/23	U.S. Dollars	249,524	British Pounds	201,373	MSCS	705
05/08/23	U.S. Dollars	319,274	Taiwan Dollars	9,696,363	MSCS	609
06/22/23	U.S. Dollars	358,555	South Korean Won	465,504,539	MSCS	456
06/21/23	Israeli Shekels	290,644	U.S. Dollars	81,000	MSCS	97
06/15/23	U.S. Dollars	189,079	Hong Kong Dollars	1,478,687	MSCS	30
Subtotal Appreciation						$542,834
06/15/23	South Korean Won	46,590,617	U.S. Dollars	35,846	MSCS	$(19)
06/15/23	Hong Kong Dollars	1,439,464	U.S. Dollars	184,063	MSCS	(29)
06/21/23	Israeli Shekels	849,636	U.S. Dollars	237,209	MSCS	(141)
06/21/23	Hungarian Forint	76,485,073	Euro	195,459	MSCS	(280)
06/07/23	Japanese Yen	44,680,188	U.S. Dollars	340,283	MSCS	(325)
06/21/23	Norwegian Kroner	843,516	U.S. Dollars	81,402	MSCS	(531)
06/21/23	New Zealand Dollars	348,669	U.S. Dollars	218,673	MSCS	(661)
06/12/23	Taiwan Dollars	16,232,771	U.S. Dollars	536,621	MSCS	(816)
06/21/23	British Pounds	406,247	U.S. Dollars	502,806	MSCS	(841)
06/06/23	Australian Dollars	609,391	U.S. Dollars	409,221	MSCS	(855)
06/21/23	Euro	262,547	Australian Dollars	428,333	MSCS	(1,120)
04/25/23	Singapore Dollars	103,301	U.S. Dollars	78,823	MSCS	(1,138)
06/21/23	Swiss Francs	404,265	U.S. Dollars	447,029	MSCS	(1,186)
06/21/23	Euro	365,254	Chinese Offshore Yuan	2,725,685	MSCS	(1,292)
06/21/23	Japanese Yen	54,808,815	Euro	384,758	MSCS	(1,347)
06/21/23	U.S. Dollars	1,015,091	Chinese Offshore Yuan	6,939,048	MSCS	(1,402)
06/21/23	South Korean Won	262,184,098	U.S. Dollars	203,121	MSCS	(1,442)
06/21/23	Euro	384,902	Japanese Yen	55,196,621	MSCS	(1,453)
06/21/23	Euro	399,185	Swiss Francs	395,891	MSCS	(1,645)
06/21/23	Euro	405,364	Swedish Kronor	4,581,855	MSCS	(1,678)
06/21/23	Euro	390,542	U.S. Dollars	427,331	MSCS	(1,787)
06/21/23	Japanese Yen	26,317,784	U.S. Dollars	202,497	MSCS	(1,835)
05/16/23	British Pounds	483,609	U.S. Dollars	599,210	MSCS	(2,057)
06/29/23	Chilean Pesos	158,374,733	U.S. Dollars	199,616	MSCS	(2,368)
06/21/23	New Zealand Dollars	327,192	Euro	189,946	MSCS	(2,386)
06/23/23	Norwegian Kroner	10,829,911	U.S. Dollars	1,041,193	MSCS	(2,809)
06/21/23	Swedish Kronor	5,923,642	Euro	528,776	MSCS	(2,953)
06/07/23	U.S. Dollars	400,949	Japanese Yen	53,097,784	MSCS	(3,054)
06/21/23	U.S. Dollars	669,989	Singapore Dollars	893,809	MSCS	(3,467)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/22/23	U.S. Dollars	1,207,806	New Zealand Dollars	1,937,877	MSCS	$(3,887)
06/21/23	Australian Dollars	2,269,000	New Zealand Dollars	2,439,365	MSCS	(3,900)
05/03/23	U.S. Dollars	121,467	Brazilian Reals	639,561	MSCS	(4,003)
06/29/23	U.S. Dollars	256,669	Chilean Pesos	209,495,779	MSCS	(4,249)
06/21/23	Euro	495,224	Czech Republic Koruna	11,823,103	MSCS	(4,445)
05/30/23	U.S. Dollars	212,313	Czech Republic Koruna	4,708,851	MSCS	(4,600)
06/16/23	U.S. Dollars	1,180,279	Swiss Francs	1,074,959	MSCS	(4,613)
06/21/23	U.S. Dollars	184,981	Polish Zloty	824,008	MSCS	(4,936)
06/21/23	U.S. Dollars	543,558	Norwegian Kroner	5,729,365	MSCS	(5,733)
06/21/23	U.S. Dollars	181,539	Hungarian Forint	67,468,575	MSCS	(6,085)
04/05/23	U.S. Dollars	461,616	Polish Zloty	2,020,328	MSCS	(6,287)
06/21/23	Swiss Francs	1,072,194	Euro	1,092,616	MSCS	(8,077)
06/21/23	Australian Dollars	2,118,722	U.S. Dollars	1,430,500	MSCS	(9,897)
06/21/23	U.S. Dollars	284,367	Czech Republic Koruna	6,400,612	MSCS	(10,164)
06/01/23	U.S. Dollars	2,048,688	Canadian Dollars	2,782,722	MSCS	(12,422)
04/04/23	U.S. Dollars	386,797	Brazilian Reals	2,026,739	MSCS	(12,806)
06/21/23	U.S. Dollars	336,275	South African Rand	6,292,604	MSCS	(14,571)
06/21/23	U.S. Dollars	1,671,119	Australian Dollars	2,515,047	MSCS	(15,221)
05/25/23	U.S. Dollars	1,601,630	Mexican Pesos	29,488,775	MSCS	(16,977)
06/21/23	U.S. Dollars	2,134,661	Canadian Dollars	2,909,904	MSCS	(21,379)
06/21/23	U.S. Dollars	602,345	Mexican Pesos	11,425,691	MSCS	(21,472)
06/21/23	Turkish Lira	5,937,879	U.S. Dollars	292,762	MSCS	(22,287)
06/21/23	U.S. Dollars	1,349,974	Swiss Francs	1,245,614	MSCS	(23,750)
05/16/23	U.S. Dollars	1,300,829	British Pounds	1,074,501	MSCS	(25,949)
05/26/23	U.S. Dollars	3,677,629	Swedish Kronor	38,366,213	MSCS	(30,208)
06/26/23	Euro	4,260,760	U.S. Dollars	4,674,875	MSCS	(30,961)
05/15/23	U.S. Dollars	830,002	Hungarian Forint	306,711,490	MSCS	(32,547)
06/21/23	U.S. Dollars	1,878,379	Euro	1,755,084	MSCS	(34,004)
06/21/23	U.S. Dollars	894,502	British Pounds	753,290	MSCS	(36,274)
04/03/23	U.S. Dollars	617,842	Chilean Pesos	522,991,702	MSCS	(39,891)
06/06/23	U.S. Dollars	3,435,762	Australian Dollars	5,187,010	MSCS	(40,164)
06/21/23	U.S. Dollars	1,900,416	Swedish Kronor	20,192,793	MSCS	(53,586)
06/21/23	U.S. Dollars	3,097,432	New Zealand Dollars	5,054,281	MSCS	(62,865)
04/03/23	U.S. Dollars	4,953,047	Euro	4,643,469	MSCS	(83,644)
Subtotal Depreciation						$(752,771)
Total Forward Foreign Currency Contracts outstanding at March 31, 2023						$(209,937)
Swap Agreements outstanding at March 31, 2023:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
12.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	60,306	$80	$?	$80
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.95% (Upon termination)	1/2/2024	BRL	12,231,240	15,036	(1,613)	16,649
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	19,308,622	(8,560)	(12,502)	3,942
4.00% (Annually)	1-Day SONIA (Annually)	3/7/2025	GBP	20,830,000	(12,347)	(88,720)	76,373
1-Day ESTR (Annually)	3.50% (Annually)	3/13/2025	EUR	5,720,000	31,407	(19,786)	51,193
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	1,242	(174)	1,416
28-Day Mexico Interbank TIIE (Lunar)	10.50% (Lunar)	6/18/2025	MXN	34,880,000	31,927	19,392	12,535
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	6/21/2025	THB	35,590,000	174	(4,926)	5,100

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.25% (Annually)	1-Day ESTR (Annually)	6/21/2025	EUR	9,570,000	$178,584	$172,545	$6,039
3.25% (Quarterly)	3-Month HIBOR (Quarterly)	6/21/2025	HKD	36,630,000	44,811	5,632	39,179
3-Month New Zealand BBR FRA (Quarterly)	5.25% (Semiannually)	6/21/2025	NZD	12,820,000	48,948	(2,454)	51,402
3-Month STIBOR (Quarterly)	4.00% (Annually)	6/21/2025	SEK	39,470,000	39,651	10,559	29,092
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.23% (Upon termination)	1/4/2027	BRL	2,595,749	(21,296)	(36,729)	15,433
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	1,954,887	64,825	(6,797)	71,622
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.03% (Upon termination)	1/4/2027	BRL	1,502,188	11,138	?	11,138
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.53% (Upon termination)	1/4/2027	BRL	1,483,606	5,698	?	5,698
2.60% (Semiannually)	3-Month CDOR (Semiannually)	3/24/2028	CAD	11,070,000	40,979	5,212	35,767
6-Month EURIBOR (Semiannually)	3.50% (Annually)	4/13/2028	EUR	8,670,000	195,566	100,571	94,995
1-Day SOFR (Annually)	3.25% (Annually)	6/21/2028	USD	2,630,000	(3,918)	(37,056)	33,138
1-Day SONIA (Annually)	3.50% (Annually)	6/21/2028	GBP	4,250,000	(52,160)	(106,202)	54,042
3-Month KWCDC (Quarterly)	3.50% (Quarterly)	6/21/2028	KRW	5,310,920,000	70,667	(27,106)	97,773
3-Month New Zealand BBR FRA (Quarterly)	4.75% (Semiannually)	6/21/2028	NZD	3,750,000	40,081	(8,532)	48,613
3-Month STIBOR (Quarterly)	3.50% (Annually)	6/21/2028	SEK	7,280,000	16,267	4,638	11,629
Swiss Average Overnight Rate (Annually)	2.00% (Annually)	6/21/2028	CHF	3,570,000	16,741	16,344	397
Thai Overnight Repurchase Rate (Quarterly)	2.25% (Quarterly)	6/21/2028	THB	149,769,568	8,314	(8,376)	16,690
2.35% (Annually)	6-Month EURIBOR (Semiannually)	7/4/2029	EUR	2,320,000	54,274	36,760	17,514
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	9,420,000	104,919	(8,026)	112,945
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/27/2033	JPY	387,810,000	(5,487)	(7,855)	2,368
1-Day SOFR (Annually)	3.00% (Annually)	6/21/2033	USD	8,070,000	(105,951)	(190,431)	84,480
1-Day SONIA (Annually)	3.25% (Annually)	6/21/2033	GBP	470,000	(7,434)	(21,189)	13,755
3-Month KWCDC (Quarterly)	3.50% (Quarterly)	6/21/2033	KRW	1,585,140,000	43,344	3,646	39,698
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	6/21/2033	AUD	13,110,000	275,969	(7,346)	283,315
4.75% (Annually)	6-Month PRIBOR (Semiannually)	6/21/2033	CZK	12,095,000	17,635	1,027	16,608
6-Month NIBOR (Semiannually)	3.50% (Annually)	6/21/2033	NOK	21,290,000	71,809	47,297	24,512
6-Month WIBOR (Semiannually)	6.00% (Annually)	6/21/2033	PLN	6,900,000	69,578	20,848	48,730
9.25% (Quarterly)	3-Month JIBAR (Quarterly)	6/21/2033	ZAR	25,325,000	11,858	(10,769)	22,627
Swiss Average Overnight Rate (Annually)	2.00% (Annually)	6/21/2033	CHF	7,310,000	46,250	(28,565)	74,815
1-Day SOFR (Annually)	2.94% (Annually)	7/12/2037	USD	2,400,000	(23,550)	(33,926)	10,376
1-Day SOFR (Annually)	2.72% (Annually)	8/11/2037	USD	20,230,000	(339,803)	(615,985)	276,182
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	3/28/2038	JPY	409,520,000	28,531	17,863	10,668
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	19,740,000	607,397	165,953	441,444
2.50% (Annually)	6-Month EURIBOR (Semiannually)	12/20/2042	EUR	9,730,000	120,400	50,004	70,396
2.75% (Annually)	1-Day SOFR (Annually)	7/12/2047	USD	1,490,000	40,198	36,029	4,169
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	18,850,000	206,046	116,438	89,608
1.56% (Annually)	6-Month EURIBOR (Semiannually)	7/6/2052	EUR	6,580,000	201,460	11,579	189,881
Subtotal Appreciation					$2,181,298	$(442,728)	$2,624,026
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.30% (Upon termination)	1/2/2024	BRL	1,496,046	$(1,360)	$1,905	$(3,265)
12.71% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	1,437,365	(2,878)	(261)	(2,617)
13.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	8,356,958	(34,464)	(89)	(34,375)
4.00% (Annually)	1-Day SOFR (Annually)	3/11/2025	USD	27,860,000	(128,102)	99,834	(227,936)
4.54% (Annually)	1-Day SOFR (Annually)	3/15/2025	USD	9,550,000	84,316	95,410	(11,094)
11.00% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	6/21/2025	COP	7,433,945,000	(41,281)	(4,637)	(36,644)
1-Day SOFR (Annually)	3.75% (Annually)	6/21/2025	USD	6,290,000	(14,557)	13,299	(27,856)
1-Day SOFR (Annually)	3.50% (Annually)	6/21/2025	USD	4,620,000	(32,580)	(11,692)	(20,888)
2.75% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/21/2025	CNY	53,090,000	(33,888)	(7,928)	(25,960)
3.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/21/2025	AUD	10,460,000	(49,795)	30,195	(79,990)
4.50% (Annually)	3-Month TELBOR (Quarterly)	6/21/2025	ILS	12,250,000	(25,457)	9,041	(34,498)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.71% (Annually)	1-Day SOFR (Annually)	9/30/2027	USD	9,770,000	$(137,249)	$(107,832)	$(29,417)
1-Day SOFR (Annually)	2.92% (Annually)	3/27/2028	USD	8,250,000	10,892	14,890	(3,998)
0.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/21/2028	JPY	3,548,530,000	89,475	291,207	(201,732)
2.25% (Annually)	1-Day ESTR (Annually)	6/21/2028	EUR	1,930,000	50,867	85,934	(35,067)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	6/21/2028	EUR	2,370,000	61,084	80,144	(19,060)
3.00% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/21/2028	CNY	16,410,000	(17,525)	1,061	(18,586)
3.50% (Semiannually)	3-Month CDOR (Semiannually)	6/21/2028	CAD	1,160,000	(8,528)	12,577	(21,105)
3.75% (Annually)	6-Month NIBOR (Semiannually)	6/21/2028	NOK	25,290,000	(63,949)	(29,366)	(34,583)
6.50% (Semiannually)	1-Day MIBOR (Semiannually)	6/21/2028	INR	184,650,000	(20,665)	14,524	(35,189)
6-Month PRIBOR (Semiannually)	4.50% (Annually)	6/21/2028	CZK	47,915,000	(22,333)	325	(22,658)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,717)	307	(3,024)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	12/20/2032	EUR	16,110,000	(242,889)	(133,727)	(109,162)
3-Month CDOR (Semiannually)	3.17% (Semiannually)	3/23/2033	CAD	7,170,000	(10,064)	(9,840)	(224)
3.06% (Annually)	1-Day SOFR (Annually)	3/27/2033	USD	5,430,000	(13,916)	(7,976)	(5,940)
8.50% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/8/2033	MXN	17,450,000	(14,716)	(4,340)	(10,376)
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/21/2033	JPY	1,070,930,000	114,546	250,086	(135,540)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	6/21/2033	EUR	8,650,000	361,772	457,167	(95,395)
3.25% (Annually)	3-Month STIBOR (Quarterly)	6/21/2033	SEK	71,480,000	(234,983)	(192,642)	(42,341)
3.50% (Semiannually)	3-Month CDOR (Semiannually)	6/21/2033	CAD	9,230,000	(133,764)	10,705	(144,469)
3-Month New Zealand BBR FRA (Quarterly)	4.75% (Semiannually)	6/21/2033	NZD	2,340,000	(56,708)	(46,160)	(10,548)
4.00% (Annually)	3-Month TELBOR (Quarterly)	6/21/2033	ILS	6,325,000	(46,416)	17,452	(63,868)
9.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	6/21/2033	COP	3,130,325,000	(41,675)	5,157	(46,832)
5.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/22/2033	CLP	813,750,000	(44,094)	(999)	(43,095)
6-Month EURIBOR (Semiannually)	2.86% (Annually)	7/4/2037	EUR	8,570,000	(53,418)	14,794	(68,212)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	23,950,000	(246,186)	(92,766)	(153,420)
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	8,690,000	(286,381)	(133,796)	(152,585)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(4,888)	512	(5,400)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	10,890,000	(227,969)	(43,100)	(184,869)
2.17% (Annually)	1-Day SOFR (Annually)	8/11/2052	USD	9,820,000	354,120	491,429	(137,309)
Subtotal Depreciation					$(1,168,323)	$1,170,804	$(2,339,127)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2023					$1,012,975	$728,076	$284,899
Total Return Basket Swap Agreements outstanding at March 31, 2023:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or 1-Month LIBOR plus or minus a specified spread (-13.16% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	38-60 months maturity ranging from 05/26/2026 - 03/29/2028	GSC	$141,634,879	$642,787	$?	$642,787

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
General Electric Co.	(9,050)	$865,180	$(34,825)	(5.42)%
Alphabet, Inc. Class A	7,251	752,146	81,118	12.62
Microsoft Corporation	2,324	670,009	80,991	12.60
Ingersoll-Rand, Inc.	(11,451)	666,219	(758)	(0.12)
Marriott International, Inc. Class A	3,925	651,707	(6,652)	(1.04)
Adobe, Inc.	1,585	610,811	73,201	11.39

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Nexstar Media Group, Inc. Class A	3,491	$602,756	$29,015	4.51%
New York Community Bancorp, Inc.	(65,560)	592,662	(36,926)	(5.74)
Visa, Inc. Class A	2,556	576,276	13,639	2.12
JPMorgan Chase & Co.	(4,421)	576,101	2,133	0.33
Hilton Worldwide Holdings, Inc.	(4,089)	576,017	1,132	0.18
MGIC Investment Corporation	42,697	572,994	11,754	1.83
Automatic Data Processing, Inc.	2,520	561,028	11,016	1.71
NVIDIA Corporation	(1,988)	552,207	(86,267)	(13.42)
Otis Worldwide Corporation	6,120	516,528	287	0.04
New York Times Co. (The) Class A	13,064	507,928	27,053	4.21
KLA Corporation	1,248	498,164	27,162	4.23
Applied Materials, Inc.	3,976	488,372	16,461	2.56
NextEra Energy, Inc.	(6,269)	483,215	(22,013)	(3.42)
Marathon Petroleum Corporation	3,550	478,646	21,798	3.39
Owens Corning	4,946	473,827	4,226	0.66
Kilroy Realty Corporation REIT	14,190	459,756	(5,058)	(0.79)
Robert Half International, Inc.	5,685	458,040	12,687	1.97
Intel Corporation	(13,793)	450,617	(83,805)	(13.04)
Fortive Corporation	(6,547)	446,309	(12,725)	(1.98)
Monolithic Power Systems, Inc.	891	445,981	6,844	1.06
Valvoline, Inc.	(12,726)	444,646	(4,159)	(0.65)
Chemed Corporation	826	444,181	24,868	3.87
Progressive Corporation (The)	(3,065)	438,479	(2,101)	(0.33)
Ball Corporation	(7,930)	437,022	(7,504)	(1.17)
Highwoods Properties, Inc. REIT	18,776	435,415	(11,706)	(1.82)
Abbott Laboratories	4,264	431,773	13,186	2.05
Range Resources Corporation	(16,234)	429,714	(2,635)	(0.41)
Landstar System, Inc.	2,356	422,337	492	0.08
Cintas Corporation	905	418,725	25,865	4.02
Aramark	(11,691)	418,538	(6,929)	(1.08)
National Retail Properties, Inc. REIT	9,453	417,350	(3,414)	(0.53)
Jabil, Inc.	(4,725)	416,556	(21,761)	(3.39)
Vertex Pharmaceuticals, Inc.	1,311	413,057	36,049	5.61
Rollins, Inc.	10,980	412,079	28,848	4.49
Edwards Lifesciences Corporation	4,941	408,769	32,117	5.00
Welltower, Inc. REIT	(5,696)	408,346	(1,134)	(0.18)
Exelixis, Inc.	20,913	405,921	56,460	8.78
Prologis, Inc. REIT	(3,247)	405,128	(16,346)	(2.54)
Playtika Holding Corporation	35,844	403,603	69,487	10.81
Entegris, Inc.	(4,897)	401,603	1,653	0.26
Sunrun, Inc.	(19,673)	396,411	42,095	6.55
Nordson Corporation	1,783	396,290	6,336	0.99
General Dynamics Corporation	1,715	391,380	8,236	1.28
Vail Resorts, Inc.	1,673	390,947	10,871	1.69
Other	(959,485)	117,113,113	232,425	36.18
		$141,634,879	$642,787	100.00%
For the Fund?s Valuation Hierarchy (a summary of the inputs used in valuing the Fund?s investments carried at fair value) at December 31, 2022, see Schedule of Investments in the Fund?s Annual Report.

See the Notes to Financial Statements in the December 31, 2022 GuideStone Funds' Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of December 31, 2022, the average balance of derivative holdings by Fund during the period ended December 31, 2022, and the market values of loaned securities and collateral received for each of the Select Funds.